As filed with the Securities and Exchange Commission on October 4, 1999

                                              Securities Act File No. 333-______
                                       Investment Company Act File No. 811-08573

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
|_|                        Pre-Effective Amendment No.
|_|                       Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                             ----------------------

                  MuniHoldings California Insured Fund II, Inc.
             (Exact Name of Registrant as Specified in Its Charter)

                                 (609) 282-2800
                        (Area Code and Telephone Number)

                             ----------------------

                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                             ----------------------

                                 Terry K. Glenn
                  MuniHoldings California Insured Fund II, Inc.
              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                                Mailing Address:
                 P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                             ----------------------

                                   Copies to:
          Frank P. Bruno, ESQ.                Michael J. Hennewinkel, ESQ.
            BROWN & WOOD LLP              MERRILL LYNCH ASSET MANAGEMENT, L.P.
         One World Trade Center                  800 Scudders Mill Road
        New York, NY  10048-0557                  Plainsboro, NJ 08536

                             ----------------------

 Approximate Date Of Proposed Public Offering: As soon as practicable after the
   Registration Statement becomes effective under the Securities Act of 1933.

                             ----------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

===============================================================================================================
                                                                 Proposed          Proposed
                                                                  Maximum          Maximum          Amount of
                                              Amount Being    Offering Price  Aggregate Offering   Registration
Title of Securities Being Registered         Registered (1)    Per Unit (1)        Price (1)          Fee(3)
---------------------------------------------------------------------------------------------------------------
Common Stock ($.10 par value).............     30,789,947         $13.42         $413,201,089        $114,870
---------------------------------------------------------------------------------------------------------------
Auction Market Preferred Stock, Series C..        3,200         $25,000 (2)       $80,000,000        $ 22,240
---------------------------------------------------------------------------------------------------------------
Auction Market Preferred Stock, Series D..        2,960         $25,000 (2)       $74,000,000        $ 20,572
---------------------------------------------------------------------------------------------------------------
Auction Market Preferred Stock, Series E..        3,640         $25,000 (2)       $91,000,000        $ 25,298
===============================================================================================================

(1)   Estimated solely for the purpose of calculating the filing fee.
(2) Represents the liquidation preference of a share of preferred stock after the reorganization.
(3) Paid by wire transfer to the designated lockbox of the Securities and Exchange Commission in Pittsburgh, Pennsylvania.

      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                  MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
                  MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                             ----------------------

                    NOTICE OF ANNUAL MEETINGS OF STOCKHOLDERS

                             ----------------------

                         TO BE HELD ON DECEMBER 15, 1999

TO THE STOCKHOLDERS OF
       MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.
       MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
       MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
       MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.

      NOTICE IS HEREBY GIVEN that the annual meetings of stockholders (the "Meetings") of MuniHoldings California Insured Fund II, Inc. ("California Insured II"), MuniHoldings California Insured Fund, Inc. ("California Insured"), MuniHoldings California Insured Fund III Inc. ("California Insured III") and MuniHoldings California Insured Fund IV, Inc. ("California Insured IV") will be held at the offices of Merrill Lynch Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey on Wednesday, December 15, 1999 at 8:45 a.m. Eastern time (for California Insured), 9:00 a.m. Eastern time (for California Insured II), 9:15 a.m. Eastern time (for California Insured III) and 9:30 a.m. Eastern time (for California Insured IV) for the following purposes:

            (1) To approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan of Reorganization") contemplating (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of California Insured by California Insured II, in exchange solely for an equal aggregate value of newly-issued shares of Common Stock of California Insured II ("California Insured II Common Stock") and shares of a newly-created series of Auction Market Preferred Stock ("AMPS") of California Insured II to be designated Series C ("California Insured II Series C AMPS") and the distribution by California Insured of such California Insured II Common Stock to the holders of Common Stock of California Insured and such California Insured II Series C AMPS to the holders of Series A and Series B AMPS of California Insured; (ii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of California Insured III by California Insured II, in exchange solely for an equal aggregate value of newly-issued shares of California Insured II Common Stock and shares of a newly-created series of AMPS of California Insured II to be designated Series D ("California Insured II Series D AMPS") and the distribution by California Insured III of such California Insured II Common Stock to the holders of Common Stock of California Insured III and such California Insured II Series D AMPS to the holders of Series A and Series B AMPS of California Insured III; and (iii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of California Insured IV by California Insured II, in exchange solely for an equal aggregate value of newly-issued shares of California Insured II Common Stock and shares of a newly-created series of AMPS of California Insured II to be designated Series E ("California Insured II Series E AMPS") and the distribution by California Insured IV of such California Insured II Common Stock to the holders of Common Stock of California Insured IV and such California Insured II Series E AMPS to the holders of Series A and Series B AMPS of California Insured IV. A vote in favor of this proposal also will constitute a vote in favor of the liquidation and dissolution of each of California Insured, California Insured III and California Insured IV and the termination of their respective registration under the Investment Company Act of 1940;

            (2) To elect a Board of Directors of each of California Insured II, California Insured, California Insured III and California Insured IV to serve for the ensuing year;

            (3) (a) For the stockholders of California Insured, California Insured II and California Insured IV only: To consider and act upon a proposal to ratify the selection of Deloitte & Touche LLP to serve as independent auditors of each of California Insured II and California Insured IV for the respective Fund's current fiscal year; and

            (b) For the stockholders of California Insured III only: To consider and act upon a proposal to ratify the selection of Ernst & Young LLP to serve as independent auditors of California Insured III for the current fiscal year; and

            (4) To transact such other business as properly may come before the Meetings or any adjournment thereof.

      The Boards of Directors of California Insured II, California Insured, California Insured III and California Insured IV have fixed the close of business on October 20, 1999 as the record date for the determination of stockholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof.

      A complete list of the stockholders of California Insured II, California Insured, California Insured III and California Insured IV entitled to vote at the Meetings will be available and open to the examination of any stockholder of California Insured II, California Insured, California Insured III or California Insured IV, respectively, for any purpose germane to the Meetings during ordinary business hours from and after December 1, 1999, at the offices of California Insured II, 800 Scudders Mill Road, Plainsboro, New Jersey.

      You are cordially invited to attend the Meetings. Stockholders who do not expect to attend the Meetings in person are requested to complete, date and sign the enclosed form of proxy applicable to their fund and return it promptly in the envelope provided for that purpose. The enclosed proxy is being solicited on behalf of the Board of Directors of California Insured II, California Insured, California Insured III or California Insured IV, as applicable.

                           By Order of the Boards of Directors

                           WILLIAM E. ZITELLI, JR.
                           Secretary of MuniHoldings California Insured
                             Fund, Inc., MuniHoldings California Insured
                             Fund III, Inc. and MuniHoldings California
                             Insured Fund IV, Inc.

                           ALICE A. PELLEGRINO
                           Secretary of MuniHoldings California Insured Fund II, Inc.


Plainsboro, New Jersey
Dated:  November      , 1999

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any State where the offer or sale is not permitted.

                              SUBJECT TO COMPLETION
        PRELIMINARY PROXY STATEMENT AND PROSPECTUS DATED OCTOBER 4, 1999

                         PROXY STATEMENT AND PROSPECTUS
                  MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
                  MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                 P.O. Box 9011, Princeton, New Jersey 08543-9011
                                 (609) 282-2800

                             ----------------------

                         ANNUAL MEETINGS OF STOCKHOLDERS

                             ----------------------

                                DECEMBER 15, 1999

      This Joint Proxy Statement and Prospectus is furnished to you as a stockholder of one of the funds listed above. An Annual Meeting of the stockholders of each of these funds will be held on December 15, 1999 to consider several items that are listed below and discussed in greater detail elsewhere in this Proxy Statement and Prospectus. The Board of Directors of each of the funds is requesting its stockholders to submit a proxy to be used at the Annual Meeting to vote the shares held by the stockholder submitting the proxy.

      The proposals to be considered at the Annual Meetings are:

      1. To approve or disapprove an Agreement and Plan of Reorganization among the funds;

      2.    To elect a Board of Directors for each of the funds;

      3. To ratify the selection of the independent auditors of each of the funds; and

      4. To transact such other business as may properly come before the Annual Meetings or any adjournment thereof.

      The Agreement and Plan of Reorganization that you are being asked to consider involves a transaction that will be referred to in this Proxy Statement and Prospectus as the Reorganization. The Reorganization involves the combination of four funds into one. The four funds are:

      MuniHoldings California Insured Fund II, Inc. ("California Insured II"),
         which will be the surviving fund
      MuniHoldings California Insured Fund, Inc. ("California Insured") MuniHoldings California Insured Fund III, Inc. ("California Insured III") MuniHoldings California Insured Fund IV, Inc. ("California Insured IV")

      California Insured, California Insured III and California Insured IV are sometimes referred to herein collectively as the "Acquired Funds" and, together with California Insured II, as the "Funds."

      In the Reorganization, California Insured II will acquire substantially all of the assets and assume substantially all of the liabilities of each of the Acquired Funds solely in exchange for shares of its Common Stock, par value $.10 per share, and shares of newly-created series of its Auction Market Preferred Stock ("AMPS"), with a par value of $.10 per share and a liquidation preference of $25,000 per share. The Acquired Funds will distribute the Common Stock and AMPS received in the Reorganization to their respective stockholders and will then liquidate and dissolve and terminate their registration under the Investment Company Act. California Insured II will continue to operate as a registered closed-end investment company with the investment objective and policies described in this Proxy Statement and Prospectus, and will change its name to MuniHoldings California Insured Fund, Inc.

      In the Reorganization, California Insured II will issue shares of its Common Stock and AMPS to each of the Acquired Funds based on the value of the assets transferred to California Insured II by that Acquired Fund. These shares will then be distributed by each Acquired Fund to its stockholders based on the value of the shares held by each stockholder just prior to the Reorganization. A holder of Common Stock of an Acquired Fund will receive Common Stock of California Insured II and a holder of AMPS of an Acquired Fund will receive shares of one of the newly-created series of AMPS of California Insured II.

      This Proxy Statement and Prospectus serves as a prospectus of California Insured II in connection with the issuance of California Insured II Common Stock and three newly-created series of California Insured II AMPS in the Reorganization.

                             ----------------------

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

                             ----------------------

      The date of this Proxy Statement and Prospectus is November__, 1999.

      The Proxy Statement and Prospectus sets forth information about California Insured II, California Insured, California Insured III and California Insured IV that stockholders of the Funds should know before considering the Reorganization and should be retained for future reference. Each of the Funds has authorized the solicitation of proxies in connection with the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

      The address of the principal executive offices of California Insured II, California Insured, California Insured III and California Insured IV is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is
(609) 282-2800.

      The Common Stock of each of the Funds is listed on the New York Stock Exchange (the "NYSE") under the symbols "MUC" (California Insured II), "CLH" (California Insured), "MCF" (California Insured III) and "CIL" (California Insured IV). Subsequent to the Reorganization, shares of California Insured II Common Stock will continue to be listed on the NYSE under the symbol "MUC". Reports, proxy materials and other information concerning any of the Funds may be inspected at the offices of the NYSE, 20 Broad Street, New York, New York 10005.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INTRODUCTION ...............................................................   5

ITEM 1.  THE REORGANIZATION ................................................   6

SUMMARY ....................................................................   6
   California Municipal Bonds ..............................................  15
   Interest Rate and Credit Risk ...........................................  15
   Non-diversification .....................................................  15
   Rating Categories .......................................................  15
   Private Activity Bonds ..................................................  15
   Portfolio Insurance .....................................................  15
   Leverage ................................................................  15
   Portfolio Management ....................................................  16
   Inverse Floating Obligations ............................................  16
   Options and Futures Transactions ........................................  17
   Antitakeover Provisions .................................................  17
   Ratings Considerations ..................................................  17

COMPARISON OF THE FUNDS ....................................................  18
   Financial Highlights ....................................................  18
   Investment Objective and Policies .......................................  23
   Portfolio Insurance .....................................................  24
   Description of California Municipal Bonds and Municipal Bonds ...........  26
   Special Considerations Relating to California Municipal Bonds ...........  26
   Other Investment Policies ...............................................  27
   Information Regarding Options and Futures Transactions ..................  28
   Investment Restrictions .................................................  30
   Rating Agency Guidelines ................................................  32
   Portfolio Composition ...................................................  32
   Portfolio Transactions ..................................................  34
   Portfolio Turnover ......................................................  34
   Net Asset Value .........................................................  35
   Capital Stock ...........................................................  35
   Management of the Funds .................................................  37
   Code of Ethics ..........................................................  39
   Voting Rights ...........................................................  39
   Stockholder Inquiries ...................................................  40
   Dividends and Distributions .............................................  40
   Automatic Dividend Reinvestment Plan ....................................  41
   Mutual Fund Investment Option ...........................................  43
   Liquidation Rights of Holders of AMPS ...................................  43
   Tax Rules Applicable to the Funds and their Stockholders ................  43

AGREEMENT AND PLAN OF REORGANIZATION .......................................  47
   General .................................................................  47
   Procedure ...............................................................  48
   Terms of the Agreement and Plan of Reorganization .......................  49
   Potential Benefits to Common Stockholders of the Funds as a Result of
      the Reorganization ...................................................  51
   Surrender and Exchange of Stock Certificates ............................  52
   Tax Consequences of the Reorganization ..................................  53
   Capitalization ..........................................................  54

ITEM 2.  ELECTION OF DIRECTORS .............................................  56
   Committee and Board Meetings ............................................  58
   Compliance with Section 16(a) of the Securities Exchange Act of 1934 ....  59
   Interested Persons ......................................................  59

                                                                            PAGE
                                                                            ----

   Compensation of Directors .............................................    59
   Officers of the Funds .................................................    59

ITEM 3. SELECTION OF INDEPENDENT AUDITORS ................................    60

INFORMATION CONCERNING THE ANNUAL MEETINGS ...............................    60
   Date, Time and Place of Meetings ......................................    60
   Solicitation, Revocation and Use of Proxies ...........................    60
   Record Date and Outstanding Shares ....................................    60
   Security Ownership of Certain Beneficial Owners and Management ........    61
   Voting Rights and Required Vote .......................................    61

ADDITIONAL INFORMATION ...................................................    62
   Year 2000 Issues ......................................................    63

CUSTODIAN ................................................................    63

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR ..................    63

LEGAL PROCEEDINGS ........................................................    64

LEGAL OPINIONS ...........................................................    64

EXPERTS ..................................................................    64

STOCKHOLDER PROPOSALS ....................................................    64

INDEX TO FINANCIAL STATEMENTS ............................................   F-1

EXHIBIT I    INFORMATION PERTAINING TO EACH FUND .........................   I-1
EXHIBIT II   AGREEMENT AND PLAN OF REORGANIZATION ........................  II-1
EXHIBIT III  ECONOMIC AND OTHER CONDITIONS IN CALIFORNIA ................. III-1
EXHIBIT IV   RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER .............  IV-1
EXHIBIT V    PORTFOLIO INSURANCE .........................................   V-1

                                  INTRODUCTION

      This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Boards of Directors of California Insured II, California Insured, California Insured III and California Insured IV for use at the Meetings to be held at the offices of Merrill Lynch Asset Management, L.P. ("MLAM"), 800 Scudders Mill Road, Plainsboro, New Jersey on December 15, 1999, at the time specified for each Fund in Exhibit I to this Proxy Statement and Prospectus. The mailing address for each of the Funds is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is November ___, 1999.

      Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of California Insured II, California Insured, California Insured III or California Insured IV, as applicable, at the address indicated above or by voting in person at the appropriate Meeting. All properly executed proxies received prior to the Meetings will be voted at the Meetings in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, proxies will be voted "FOR" each of the following items: (1) to approve the Agreement and Plan of Reorganization among California Insured II, California Insured, California Insured III and California Insured IV (the "Agreement and Plan of Reorganization"); (2) to elect a Board of Directors of each Fund to serve for the ensuing year; and (3) to ratify the selection of independent auditors for each of the Funds for its current fiscal year.

      With respect to Item 1, assuming a quorum is present at the Meetings, approval of the Agreement and Plan of Reorganization will require the affirmative vote of stockholders representing (i) a majority of the outstanding shares of California Insured II Common Stock and California Insured II AMPS, voting together as a single class, and a majority of the outstanding shares of California Insured II AMPS, Series A and B, voting together as a single class,
(ii) a majority of the outstanding shares of California Insured Common Stock and California Insured AMPS, voting together as a single class, and a majority of the outstanding shares of California Insured AMPS, Series A and B, voting together as a single class, (iii) a majority of the outstanding shares of California Insured III Common Stock and California Insured III AMPS, voting together as a single class, and a majority of the outstanding shares of California Insured III AMPS, Series A and B, voting together as a single class and (iv) a majority of the outstanding shares of California Insured IV Common Stock and California Insured IV AMPS, voting together as a single class, and a majority of the outstanding shares of California Insured IV AMPS, Series A and B, voting separately as a class. Because of the requirement that the Agreement and Plan of Reorganization be approved by stockholders of all four Funds, the Reorganization will not take place if stockholders of any one Fund do not approve the Agreement and Plan of Reorganization.

      With respect to Item 2, holders of shares of AMPS of each of the Funds are entitled to elect two Directors of that Fund, and holders of shares of AMPS and Common Stock, voting together as a single class, are entitled to elect the remaining Directors of that Fund. Assuming a quorum is present at the Meetings, election of the two Directors of each Fund to be elected by the holders of AMPS, voting separately as a class, will require the affirmative vote of a plurality of the votes cast by the holders of shares of a Fund's AMPS, represented at the Meeting and entitled to vote; and election of the remaining Directors of each Fund will require the affirmative vote of a plurality of the votes cast by the holders of shares of that Fund's Common Stock and AMPS, represented at the Meeting and entitled to vote, voting together as a single class.

      With respect to Item 3, assuming a quorum is present at the Meetings, approval of the ratification of the selection of independent auditors of a Fund will require the affirmative vote of a majority of the votes cast by the holders of shares of Common Stock and AMPS of that Fund represented at the Meeting in person or by proxy, and entitled to vote, voting together as a single class.

      The Board of Directors of each of the Funds has fixed the close of business on October 20, 1999 as the record date (the "Record Date") for the determination of stockholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof. Stockholders on the Record Date will be entitled to one vote for each share held, with no shares having cumulative voting rights. At the Record Date, each Fund had outstanding the number of shares of Common Stock and AMPS indicated in Exhibit I. To the knowledge of the management of each of the Funds, no person owned beneficially more than 5% of the respective outstanding shares of either class of capital stock of any Fund at the Record Date.

      The Boards of Directors of the Funds know of no business other than that discussed in Items 1, 2 and 3 above that will be presented for consideration at the Meetings. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

                           ITEM 1. THE REORGANIZATION

SUMMARY

      The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan of Reorganization attached hereto as
Exhibit II.

      In this Proxy Statement and Prospectus, the term "Reorganization" refers collectively to (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of California Insured by California Insured II and the subsequent distribution of California Insured II Common Stock and California Insured II Series C AMPS to the holders of California Insured Common Stock and California Insured AMPS, Series A and Series B, respectively; (ii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of California Insured III by California Insured II and the subsequent distribution of California Insured II Common Stock and California Insured II Series D AMPS to the holders of California Insured III Common Stock and California Insured III AMPS, Series A and Series B, respectively; (iii) the acquisition of substantially all of the assets and the assumption of substantially all the liabilities of California Insured IV by California Insured II and the subsequent distribution of California Insured II Common Stock and California Insured II Series E AMPS to the holders of California Insured IV Common Stock and California Insured IV AMPS, Series A and Series B, respectively; (iv) the subsequent deregistration and dissolution of each of California Insured, California Insured III and California Insured IV; and (v) the subsequent change of name of California Insured II to MuniHoldings California Insured Fund, Inc.

      At meetings of the Boards of Directors of each of the Funds, the Board of Directors of each of the Funds unanimously approved the Reorganization. Subject to obtaining the necessary approvals from the stockholders of each of the Funds, the Board of Directors of each Acquired Fund also deemed advisable the deregistration of the Fund under the Investment Company Act of 1940, as amended (the "Investment Company Act") and its dissolution under the laws of the State of Maryland, and the Board of Directors of California Insured II deemed advisable the change in the corporate name of the Fund to MuniHoldings California Insured Fund, Inc. The Reorganization requires approval of the stockholders of each of the four Funds. The Reorganization will not take place if the stockholders of any one Fund do not approve the Agreement and the Plan of Reorganization.

      Each of the Funds seeks to provide stockholders with current income exempt from Federal income tax and California income taxes. Each of the Funds seeks to achieve its investment objective by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax and California income taxes. Under normal circumstances, at least 80% of each Fund's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest.

      Each of the Funds is a non-diversified, leveraged, closed-end management investment company registered under the Investment Company Act. If the stockholders of the Funds approve the Reorganization, (i) California Insured II Common Stock and California Insured II Series C AMPS will be issued to California Insured in exchange for the assets of California Insured; (ii) California Insured II Common Stock and California Insured II Series D AMPS will be issued to California Insured III in exchange for the assets of California Insured III; (iii) California Insured II Common Stock and California Insured II Series E AMPS will be issued to California Insured IV in exchange for the assets of California Insured IV; and (iv) California Insured, California Insured III and California Insured IV will distribute these shares to their respective stockholders as provided in the Agreement and Plan of Reorganization. After the Reorganization, each of California Insured, California Insured

III and California Insured IV will terminate its registration under the Investment Company Act and its incorporation under Maryland law, and California Insured II will change its name to MuniHoldings California Insured Fund, Inc.

      Based upon their evaluation of all relevant information, the Directors of each of the Funds have determined that the Reorganization will potentially benefit the holders of Common Stock of that Fund. Specifically, after the Reorganization, stockholders of each of the Acquired Funds will remain invested in a closed-end fund with an investment objective and policies substantially similar to the Acquired Fund's investment objective and policies and that uses substantially the same management personnel. In addition, it is anticipated that common stockholders of each of the Funds will be subject to a reduced overall operating expense ratio based on the anticipated pro forma combined total operating expenses and the combined total assets of the surviving fund after the Reorganization.The Boards also considered the relative tax positions of the Funds' portfolios. It is not anticipated that the Reorganization will directly benefit the holders of shares of AMPS of any of the Funds; however, the Reorganization will not adversely affect the holders of shares of any series of AMPS of any of the Funds and the expenses of the Reorganization will not be borne by the holders of shares of AMPS of any of the Funds.

      If all of the requisite approvals are obtained, it is anticipated that the Reorganization will occur as soon as practicable after such approval, provided that the Funds have obtained prior to that time a favorable private letter ruling from the Internal Revenue Service (the "IRS") concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan of Reorganization or an opinion of counsel to the same effect. Under the Agreement and Plan of Reorganization, however, the Board of Directors of any Fund may cause the Reorganization to be postponed or abandoned in certain circumstances should such Board determine that it is in the best interests of the stockholders of that Fund to do so. The Agreement and Plan of Reorganization may be terminated, and the Reorganization abandoned, whether before or after approval by the Funds' stockholders, at any time prior to the Exchange Date (as defined below), (i) by mutual consent of the Boards of Directors of all of the Funds or
(ii) by the Board of Directors of any Fund if any condition to that Fund's obligations has not been fulfilled or waived by such Fund's Board of Directors.

      Pro Forma Fee Table for Common Stockholders of California Insured II, California Insured, California Insured III, California Insured IV and
              the Combined Fund as of June 30, 1999 (Unaudited)(a)

                                                                            Actual
                                                     -----------------------------------------------------
                                                     California    California    California     California    Pro Forma
                                                     Insured II      Insured     Insured III    Insured IV     Combined
                                                     ----------    ----------    -----------    ----------    ----------
Common Stockholder Transaction Expenses
   Maximum Sales Load (as a percentage
      of offering price).........................       None (b)      None (b)      None (b)      None (b)     None (c)
   Dividend Reinvestment Plan Fees...............       None          None          None          None         None
Annual Expenses (as a percentage of net assets
   attributable to Common Stock at June 30,
   1999)(d)......................................
Investment Advisory Fees(e)......................       0.92%         0.91%         0.95%         0.92%        0.92%
Interest Payments on Borrowed Funds..............       None          None          None          None         None
Other Expenses...................................       0.37%         0.37%         0.41%         0.36%        0.28%
                                                        ----          ----          ----          ----         ----
Total Annual Expenses(e).........................       1.29%         1.28%         1.36%         1.28%        1.20%
                                                        ====          ====          ====          ====         ====

----------
(a) No information is presented with respect to AMPS because no Fund's operating expenses are, or expenses of the Reorganization will be, borne by the holders of AMPS of any of the Funds. Generally, AMPS are sold at a fixed liquidation preference of $25,000 per share and investment return is set at an auction.

(b) Shares of Common Stock purchased in the secondary market may be subject to brokerage commissions or other charges.

(c) No sales load will be charged on the issuance of shares in the Reorganization. Shares of Common Stock are not available for purchase from the Funds but may be purchased through a broker-dealer subject to individually negotiated commission rates.

(d) The pro forma annual operating expenses for the combined fund are projections for a 12-month period.

(e) Based on average net assets of each Fund and the combined fund, excluding assets attributable to AMPS. If assets attributable to AMPS are included, the Investment Advisory Fee for each Fund and the combined fund would be 0.55% and the Total Annual Expenses would be 0.77%, 0.77%, 0.79%, 0.77% and 0.71%, respectively.

Example:

               Cumulative Expenses Paid on Shares of Common Stock
                           for the Periods Indicated:

                                                                         1 Year    3 Years    5 Years  10 Years
                                                                         ------    -------    -------  --------
An investor would pay the following expenses on a $1,000
      investment, assuming (1) the operating expense ratio for
      each Fund (as a percentage of net assets attributable to
      Common Stock) set forth in the table above and (2) a 5%
      annual return throughout the period:
      California Insured II.......................................         $13       $41        $71      $156
      California Insured..........................................         $13       $41        $70      $155
      California Insured III......................................         $14       $43        $74      $164
      California Insured IV.......................................         $13       $41        $70      $155
      Combined Fund*..............................................         $12       $38        $66      $145

--------
* Assumes that the Reorganization had taken place on June 30, 1999.

      The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a common stockholder of each of the Funds will bear directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization. The Example set forth above assumes that shares of Common Stock were purchased in the initial offerings and the reinvestment of all dividends and distributions and uses a 5% annual rate of return as mandated by Securities and Exchange Commission (the "SEC") regulations. The Example should not be considered a representation of past or future expenses or annual rates of return. Actual expenses or annual rates of return may be more or less than those assumed for purposes of the Example. See "Comparison of the Funds" and "The Reorganization -- Potential Benefits to Common Stockholders of the Funds as a Result of the Reorganization."

Business of California
  Insured II.......................   California Insured II was incorporated
                                         under the laws of the State of Maryland
                                         on December 8, 1997 and commenced
                                         operations on February 27, 1998.
                                         California Insured II is a
                                         non-diversified, leveraged, closed-end
                                         management investment company whose
                                         investment objective is to provide
                                         stockholders with current income exempt
                                         from Federal and California income
                                         taxes. California Insured II seeks to
                                         achieve its investment objective by
                                         investing primarily in a portfolio of
                                         long-term investment grade obligations,
                                         the interest on which, in the opinion
                                         of bond counsel to the issuer, is
                                         exempt from Federal and California
                                         income taxes ("California Municipal
                                         Bonds"). Under normal circumstances, at
                                         least 80% of California Insured II's
                                         total assets will be invested in
                                         municipal obligations with remaining
                                         maturities of one year or more that are
                                         covered by insurance guaranteeing the
                                         timely payment of principal at maturity
                                         and interest. See "Comparison of the
                                         Funds -- Investment Objectives and
                                         Policies."

                                      California Insured II has outstanding
                                         Common Stock and two series of AMPS,
                                         designated Series A and Series B, which
                                         shall be referred to herein
                                         collectively as "California Insured II
                                         AMPS." As of August 31, 1999 California
                                         Insured II had net assets of
                                         $229,546,273.

Business of
  California Insured...............   California Insured was incorporated
                                         under the laws of the State of Maryland
                                         on April 24, 1997 and commenced
                                         operations on September 19, 1997.
                                         California Insured is a
                                         non-diversified, leveraged, closed-end
                                         manage-ment investment company whose
                                         investment objective is to provide
                                         stockholders with current income exempt
                                         from Federal and California income
                                         taxes. California Insured seeks to
                                         achieve its objective by investing
                                         primarily in a portfolio of California
                                         Municipal Bonds. Under normal
                                         circumstances, at least 80% of
                                         California Insured II's total assets
                                         will be invested in municipal
                                         obligations with remaining maturities
                                         of one year or more that are covered by
                                         insurance guaranteeing the timely
                                         payment of principal at maturity and
                                         interest. See "Comparison of the Funds
                                         -- Investment Objectives and Policies."

                                      California Insured has outstanding
                                         Common Stock and two series of AMPS,
                                         designated Series A and Series B, which
                                         shall be referred to herein
                                         collectively as "California Insured
                                         AMPS." As of August 31, 1999,
                                         California Insured had net assets of
                                         $197,647,294.

Business of California
  Insured III......................   California Insured III was incorporated
                                         under the laws of the State of Maryland
                                         on August 17, 1998 and commenced
                                         operations on September 25, 1998.
                                         California Insured III is a
                                         non-diversified, leveraged, closed-end
                                         management investment company whose
                                         investment objective is to provide
                                         stockholders with current income exempt
                                         from Federal and California income
                                         taxes. California Insured III seeks to
                                         achieve its investment objective by
                                         investing primarily in a portfolio of
                                         California Municipal Bonds. Under
                                         normal circumstances, at least 80% of
                                         California Insured III's total assets
                                         will be invested in municipal
                                         obligations with remaining maturities
                                         of one year or more that are covered by
                                         insurance guaranteeing the timely
                                         payment of principal at maturity and
                                         interest. See "Comparison of the Funds
                                         -- Investment Objectives and Policies."

                                      California Insured III has outstanding
                                         Common Stock and two series of AMPS,
                                         designated Series A and Series B, which
                                         shall be referred to herein
                                         collectively as "California Insured III
                                         AMPS." As of August 31, 1999,
                                         California Insured III had net assets
                                         of $171,516,719.

Business of California
  Insured IV.......................   California Insured IV was incorporated
                                         under the laws of the State of Maryland
                                         on November 23, 1998 and commenced
                                         operations on January 29, 1999.
                                         California Insured IV is a
                                         non-diversified, leveraged, closed-end
                                         management investment company whose
                                         investment objective is to provide
                                         stockholders with current income exempt
                                         from Federal and California income
                                         taxes. California Insured IV seeks to
                                         achieve its investment objective by
                                         investing primarily in a
                                         portfolio of California Municipal
                                         Bonds. Under normal circumstances, at
                                         least 80% of California Insured IV's
                                         total assets will be invested in
                                         municipal obligations with remaining
                                         maturities of one year or more that are
                                         covered by insurance guaranteeing the
                                         timely payment of principal at maturity
                                         and interest. See "Comparison of the
                                         Funds -- Investment Objectives and
                                         Policies."

                                      California Insured IV has outstanding
                                         Common Stock and two series of AMPS,
                                         designated Series A and Series B (the
                                         "California Insured IV AMPS"). As of
                                         August 31, 1999, California Insured IV
                                         had net assets of $219,907,927.

Comparison of the Funds............   Investment Objectives and Policies. The
                                         Funds have substantially similar
                                         investment objectives and policies. All
                                         four Funds seek to provide current
                                         income exempt from Federal and
                                         California income taxes and seek to
                                         invest substantially (at least 65%) of
                                         its assets in California Municipal
                                         Bonds except when there is an
                                         insufficient supply of California
                                         Municipal Bonds at appropriate prices.
                                         Under normal circumstances, at least
                                         80% of each Fund's total assets will be
                                         invested in municipal obligations with
                                         remaining maturities of one year or
                                         more that are covered by insurance
                                         guaranteeing the timely payment of
                                         principal at maturity and interest. See
                                         "Comparison of the Funds -- Investment
                                         Objectives and Policies."

                                      Capital Stock. Each Fund has
                                         outstanding both Common Stock and AMPS.
                                         The Common Stock of each of the Funds
                                         is traded on the NYSE. As of August 31,
                                         1999, (i) the net asset value per share
                                         of California Insured II Common Stock
                                         was $13.62 and the market price per
                                         share was $13.25; (ii) the net asset
                                         value per share of California Insured
                                         Common Stock was $14.13 and the market
                                         price per share was $14.00; (iii) the
                                         net asset value per share of California
                                         Insured III Common Stock was $12.96 and
                                         the market price per share was
                                         $12.9375; and (iv) the net asset value
                                         per share of California Insured IV
                                         Common Stock was $13.04 and the market
                                         price per share was $13.4375. The AMPS
                                         of each of the Funds have a liquidation
                                         preference of $25,000 per share and are
                                         sold principally at auctions. See
                                         "Comparison of the Funds -- Capital
                                         Stock."

                                      Auctions generally have been held and will
                                         be held every seven days for each
                                         series of AMPS of each of the Funds
                                         unless the applicable Fund elects,
                                         subject to certain limitations, to have
                                         a special dividend period. In
                                         connection with the Reorganization, a
                                         holder of AMPS of an Acquired Fund may
                                         receive California Insured II AMPS with
                                         a dividend payment date and an auction
                                         date that fall on a day of the week
                                         that is different from the schedule of
                                         the AMPS of the Acquired Fund that he
                                         or she holds. See "Comparison of the
                                         Funds -- Capital Stock." The following
                                         table
                                         provides information about the dividend
                                         rates for each series of AMPS of each
                                         of the Funds as of a recent auction.

              Auction                                             Dividend
                Date                    Fund           Series       Rate
           ------------                ------          ------     --------
       September 20, 1999       California Insured II     A         3.40%
       September 17, 1999       California Insured II     B         3.00%
       September 20, 1999       California Insured        A         3.40%
       September 23, 1999       California Insured        B         3.60%
       September 21, 1999       California Insured III    A         3.10%
       September 22, 1999       California Insured III    B         3.10%
       September 21, 1999       California Insured IV     A         3.00%
       September 20, 1999       California Insured IV     B         3.40%

                                      Advisory Fees. The investment adviser
                                         for each of the Funds is Fund Asset
                                         Management, L.P. ("FAM"). FAM is an
                                         affiliate of MLAM, and both FAM and
                                         MLAM are owned and controlled by
                                         Merrill Lynch & Co., Inc. ("ML & Co.").
                                         The principal business address of FAM
                                         is 800 Scudders Mill Road, Plainsboro,
                                         New Jersey 08536. The Asset Management
                                         Group of ML & Co. (which includes FAM)
                                         acts as investment adviser for over 100
                                         other registered investment companies
                                         and also offers portfolio management
                                         and portfolio analysis services to
                                         individuals and institutional accounts.

                                      FAM is responsible for the management
                                         of each Fund's investment portfolio and
                                         for providing administrative services
                                         to each Fund. Robert A. DiMella serves
                                         as the portfolio manager for California
                                         Insured II and for California Insured;
                                         Robert A. DiMella and Walter C.
                                         O'Connor serve as the portfolio
                                         managers for California Insured III and
                                         for California Insured IV. After the
                                         Reorganization, Mr. DiMella will serve
                                         as portfolio manager of the combined
                                         fund.

                                      Pursuant to separate investment
                                         advisory agreements between each Fund
                                         and FAM, each Fund pays FAM a monthly
                                         fee at the annual rate of 0.55% of such
                                         Fund's average weekly net assets,
                                         including assets acquired from the sale
                                         of AMPS. Subsequent to the
                                         Reorganization, FAM will continue to
                                         receive compensation at the rate of
                                         0.55% of the average weekly net assets,
                                         including assets acquired from the sale
                                         of AMPS, of the combined fund. See
                                         "Comparison of the Funds -- Management
                                         of the Funds."

                                      Other Significant Fees. The Bank of New
                                         York is the custodian, transfer agent,
                                         dividend disbursing agent and registrar
                                         for the Common Stock of California
                                         Insured II and California Insured.
                                         State Street Bank and Trust Company is
                                         the custodian, transfer agent, dividend
                                         disbursing agent and registrar for the
                                         Common Stock of California Insured III
                                         and California Insured IV. The Bank of
                                         New York is the transfer agent,
                                         dividend disbursing agent, registrar
                                         and
                                         auction agent for each Fund's AMPS. The
                                         principal business addresses are as
                                         follows: The Bank of New York, 90
                                         Washington Street, New York, New York
                                         10286 (for its custodial services) and
                                         101 Barclay Street, New York, New York
                                         10286 (for its transfer and auction
                                         agency services); State Street Bank and
                                         Trust Company, 225 Franklin Street,
                                         Boston, Massachusetts 02110. See
                                         "Comparison of the Funds -- Management
                                         of the Funds."

                                      Overall Expense Ratio. As of June 30,
                                         1999, the overall annualized operating
                                         expense ratio for California Insured II
                                         was 1.29%, based on average net assets
                                         of approximately $141.1 million
                                         excluding AMPS, and 0.77%, based on
                                         average net assets of approximately
                                         $237.1 million including AMPS; the
                                         overall annualized operating expense
                                         ratio for California Insured was 1.28%,
                                         based on average net assets of
                                         approximately $123.0 million excluding
                                         AMPS, and 0.77%, based on average net
                                         assets of approximately $203.0 million
                                         including AMPS; the overall annualized
                                         operating expense ratio for California
                                         Insured III was 1.36%, based on average
                                         net assets of approximately $103.0
                                         million excluding AMPS, and 0.79%,
                                         based on average net assets of
                                         approximately $177.0 million including
                                         AMPS; and the overall annualized
                                         operating expense ratio for California
                                         Insured IV was 1.28%, based on average
                                         net assets of approximately $136.0
                                         million excluding AMPS, and 0.77%,
                                         based on average net assets of
                                         approximately $227.0 million including
                                         AMPS. If the Reorganization had taken
                                         place on June 30, 1999, the estimated
                                         pro forma combined annualized operating
                                         expense ratio for the combined fund
                                         would have been 1.20%, based on average
                                         net assets of approximately $503.0
                                         million excluding AMPS, and 0.71%,
                                         based on average net assets of
                                         approximately $844.0 million including
                                         AMPS.

                                      Purchases and Sales of Common Stock and
                                         AMPS. Purchase and sale procedures for
                                         the Common Stock of each of the Funds
                                         are identical, and investors typically
                                         purchase and sell shares of Common
                                         Stock of the Funds through a registered
                                         broker-dealer on the NYSE, thereby
                                         incurring a brokerage commission set by
                                         the broker-dealer. Alternatively,
                                         investors may purchase or sell shares
                                         of Common Stock of the Funds through
                                         privately negotiated transactions with
                                         existing stockholders.

                                      Purchase and sale procedures for the
                                         AMPS of each of the Funds also are
                                         identical. Such AMPS generally are
                                         purchased and sold at separate auctions
                                         conducted on a regular basis by The
                                         Bank of New York, as the auction agent
                                         for each Fund's AMPS (the "Auction
                                         Agent"). Unless otherwise permitted by
                                         the Funds, existing and potential
                                         holders of AMPS only may participate in
                                         auctions through their broker-dealers.
                                         Broker-dealers submit the orders of
                                         their respective
                                         customers who are existing and
                                         potential holders of AMPS to the
                                         Auction Agent. On or prior to each
                                         auction date for the AMPS (the business
                                         day next preceding the first day of
                                         each dividend period), each holder may
                                         submit orders to buy, sell or hold AMPS
                                         to its broker-dealer. Outside of these
                                         auctions, shares of AMPS may be
                                         purchased or sold through
                                         broker-dealers for the AMPS in a
                                         secondary trading market maintained by
                                         the broker-dealers. However, there can
                                         be no assurance that a secondary market
                                         will develop or if it does develop,
                                         that it will provide holders with a
                                         liquid trading market for the AMPS of
                                         any of the Funds.

                                      Ratings of AMPS. The AMPS of each Fund
                                         have each been assigned a rating of AAA
                                         from Standard & Poor's ("S&P") and
                                         "aaa" from Moody's Investors Service,
                                         Inc. ("Moody's"). See "Comparison of
                                         the Funds -- Rating Agency Guidelines."

                                      Portfolio Insurance. Each of the Funds
                                         has a similar policy with respect to
                                         obtaining insurance for portfolio
                                         securities. Under normal circumstances,
                                         at least 80% of each Fund's assets will
                                         be invested in municipal obligations
                                         either (i) insured under an insurance
                                         policy purchased by the Fund or (ii)
                                         insured under an insurance policy
                                         obtained by the issuer thereof or any
                                         other party. See "Comparison of the
                                         Funds -- Investment Objectives and
                                         Policies -- Portfolio Insurance."

                                      Ratings of Municipal Obligations. Each
                                         of the Funds will invest only in
                                         municipal obligations that at the time
                                         of purchase are considered investment
                                         grade.

                                      Portfolio Transactions. The portfolio
                                         transactions in which the Funds may
                                         engage are similar, as are the
                                         procedures for such transactions. See
                                         "Comparison of the Funds -- Portfolio
                                         Transactions."

                                      Dividends and Distributions. The
                                         methods of dividend payment and
                                         distributions are similar for all of
                                         the Funds, both with respect to the
                                         Common Stock and the AMPS of each Fund.
                                         See "Comparison of the Funds --
                                         Dividends and Distributions."

                                      Net Asset Value. The net asset value per
                                         share of Common Stock of each Fund is
                                         determined after the close of business
                                         on the NYSE (generally, 4:00 p.m.,
                                         Eastern time) on the last business day
                                         in each week. For purposes of
                                         determining the net asset value of a
                                         share of Common Stock of each Fund, the
                                         value of the securities held by the
                                         Fund plus any cash or other assets
                                         (including interest accrued but not yet
                                         received) minus all liabilities
                                         (including accrued expenses) and the
                                         aggregate liquidation value of the
                                         outstanding shares of AMPS of the Fund
                                         is divided by the total number of
                                         shares of Common Stock of the Fund
                                         outstanding at such time. Expenses,
                                         including fees payable to FAM, are
                                         accrued daily. See "Comparison of the
                                         Funds -- Net Asset Value."

                                      Voting Rights. The corresponding voting
                                         rights of the holders of shares of each
                                         Fund's Common Stock are substantially
                                         similar. Likewise, the corresponding
                                         voting rights of the holders of shares
                                         of each Fund's AMPS are substantially
                                         similar. See "Comparison of the Funds
                                         -- Capital Stock."

                                      Stockholder Services. An automatic
                                         dividend reinvestment plan is available
                                         to holders of shares of each Fund's
                                         Common Stock. The plans are similar for
                                         the four Funds. See "Comparison of the
                                         Funds -- Automatic Dividend
                                         Reinvestment Plan." Other stockholder
                                         services, including the provision of
                                         annual and semi-annual reports, are the
                                         same for the four Funds.

 Outstanding Securities of California Insured II, California Insured, California
            Insured III and California Insured IV as of August 31, 1999

                                                                                           Amount Outstanding
                                                                        Amount Held By     Exclusive of Amount
                                                           Amount      Fund for its Own     Shown in Previous
                 Title of Class                          Authorized         Account              Column
------------------------------------------------         -----------   ----------------    -------------------
California Insured II
   Common Stock .....................................    199,996,160           -0-              9,806,948
   AMPS  ............................................          3,840           -0-                  3,840
California Insured
   Common Stock .....................................    199,996,800           -0-              8,327,187
   AMPS  ............................................          3,200           -0-                  3,200
California Insured III
   Common Stock .....................................    199,997,040           -0-              7,521,774
   AMPS  ............................................          2,960           -0-                  2,960
California Insured IV
   Common Stock .....................................    199,996,360           -0-              9,866,667
   AMPS  ............................................          3,640           -0-                  3,640

Tax Considerations.................   The Funds have jointly requested a
                                         private letter ruling from the IRS with
                                         respect to the Reorganization to the
                                         effect that, among other things, no
                                         Fund will recognize gain or loss on the
                                         transaction and the stockholders of the
                                         Acquired Funds will not recognize gain
                                         or loss on the exchange of their shares
                                         for California Insured II Common Stock
                                         (except to the extent that a common
                                         stockholder in an Acquired Fund
                                         receives cash representing an interest
                                         in less than a full share of California
                                         Insured II Common Stock in the
                                         Reorganization) or California Insured
                                         II Series C AMPS, Series D AMPS or
                                         Series E AMPS. The consummation of the
                                         Reorganization is subject to the
                                         receipt of such ruling or of an opinion
                                         of counsel to the same effect. The
                                         Reorganization will not affect the
                                         status of California Insured II as a
                                         regulated investment company (a "RIC")
                                         under the Internal Revenue Code of
                                         1986, as amended (the "Code"). Each of
                                         the Acquired Funds will liquidate
                                         pursuant to the Reorganization. See
                                         "Agreement and Plan of Reorganization
                                         -- Tax Consequences of the
                                         Reorganization."

RISK FACTORS AND SPECIAL CONSIDERATIONS

      Since each of the four Funds invests primarily in a portfolio of California Municipal Bonds, any risks inherent in such investments are equally applicable to all four Funds and will be similarly pertinent to the combined fund after the Reorganization. It is expected that the Reorganization itself will not adversely affect the rights of holders of shares of Common Stock or of any series of AMPS of any of the Funds or create additional risks.

California Municipal Bonds

      Each of the Funds ordinarily invests at least 65% of its portfolio in California Municipal Bonds. As a result, each Fund is more exposed to risks affecting issuers of California Municipal Bonds than is a municipal bond fund that invests more widely. See "Comparison of the Funds -- Special Considerations Relating to California Municipal Bonds" and Exhibit III-"Economic and Other Conditions in California."

Interest Rate and Credit Risk

      Each Fund invests in municipal bonds, which are subject to interest rate and credit risk. Interest rate risk is the risk that prices of municipal bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Non-diversification

      Each Fund is registered as a "non-diversified" investment company. This means that the Fund may invest a greater percentage of its assets in a single issuer than a diversified investment company. Since a Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more exposed to the effects of any single economic, political or regulatory occurrence than a more widely-diversified fund. Even as a non-diversified fund, each Fund must still meet the diversification requirements of applicable Federal income tax law.

Rating Categories

      The Funds intend to invest in municipal bonds that are rated investment grade by S&P, Moody's or Fitch IBCA, Inc. ("Fitch") or are considered by FAM to be of comparable quality. Obligations rated in the lowest investment grade category may have certain speculative characteristics.

Private Activity Bonds

      Each Fund may invest in certain tax-exempt securities classified as "private activity bonds." These bonds may subject certain investors in a Fund to the Federal alternative minimum tax.

Portfolio Insurance

      Each of the Funds is subject to certain investment restrictions imposed by guidelines of the insurance companies that issue portfolio insurance. The Funds do not believe these guidelines prevent FAM from managing the Funds' portfolios in accordance with the Funds' investment objective and policies.

Leverage

      Use of leverage, through the issuance of AMPS, involves certain risks to holders of Common Stock of each of the Funds. For example, each Fund's issuance of AMPS may result in higher volatility of the net asset value of its Common Stock and potentially more volatility in the market value of its Common Stock. In addition, changes in the short-term and medium-term dividend rates on, and the amount of taxable income allocable to, the AMPS will affect the yield to holders of Common Stock. Under certain circumstances, when a Fund is required to allocate taxable income to holders of AMPS, the Fund may be required to make an additional distribution to such holders in an amount approximately equal to the tax liability resulting from that allocation (an "Additional Distribution"). Leverage will allow holders of each Fund's Common Stock to realize a higher current rate of return than if the Fund were not leveraged as long as the Fund, while accounting for its costs and operating expenses, is able to realize a higher net return on its investment portfolio than the then-current dividend rate (and any Additional Distribution) paid on the AMPS. Similarly, since a pro rata portion of each Fund's net realized capital gains is generally payable to holders of the Fund's Common Stock, the use of leverage will increase the amount of such gains distributed to holders of the Fund's Common Stock. However, short-term, medium-term and long-term interest rates change from time to time as do their relationships to each other (i.e., the slope of the yield curve) depending upon such factors as supply and demand forces, monetary and tax policies and investor expectations. Changes in any or all of such factors could cause the relationship between short-term, medium-term and long-term rates to change (i.e., to flatten or to invert the slope of the yield curve) so that short-term and medium-term rates may substantially increase relative to the long-term obligations in which each Fund may be invested. To the extent that the current dividend rate (and any Additional Distribution) on the AMPS approaches the net return on a Fund's investment portfolio, the benefit of leverage to holders of Common Stock will be decreased. If the current dividend rate (and any Additional Distribution) on the AMPS were to exceed the net return on a Fund's portfolio, holders of Common Stock would receive a lower rate of return than if the Fund were not leveraged. Similarly, since both the costs of issuing AMPS and any decline in the value of a Fund's investments (including investments purchased with the proceeds from any AMPS offering) will be borne entirely by holders of the Fund's Common Stock, the effect of leverage in a declining market would result in a greater decrease in net asset value to holders of Common Stock than if the Fund were not leveraged. If a Fund is liquidated, holders of that Fund's AMPS will be entitled to receive liquidating distributions before any distribution is made to holders of Common Stock of that Fund.

      In an extreme case, a decline in net asset value could affect each Fund's ability to pay dividends on its Common Stock. Failure to make such dividend payments could adversely affect the Fund's qualification as a RIC under the Federal tax laws. See "Comparison of the Funds -- Tax Rules Applicable to the Funds and their Stockholders." However, each Fund intends to take all measures necessary to make Common Stock dividend payments. If a Fund's current investment income is ever insufficient to meet dividend payments on either the Common Stock or the AMPS, the Fund may have to liquidate certain of its investments. In addition, each Fund has the authority to redeem its AMPS for any reason and may redeem all or part of its AMPS under the following circumstances:

      o if the Fund anticipates that its leveraged capital structure will result in a lower rate of return for any significant amount of time to holders of the Common Stock than the Fund can obtain if the Common Stock were not leveraged,

      o if the asset coverage for the AMPS declines below 200%, either as a result of a decline in the value of the Fund's portfolio investments or as a result of the repurchase of Common Stock in tender offers or otherwise,or

      o in order to maintain the asset coverage established by Moody's and S&P in rating the AMPS.

Redemption of the AMPS or insufficient investment income to make dividend payments, may reduce the net asset value of the Common Stock and require the Fund to liquidate a portion of its investments at a time when it may be disadvantageous to do so.

      Portfolio Management

      The portfolio management strategies of the Funds are the same. In the event of an increase in short-term or medium-term rates or other change in market conditions to the point where a Fund's leverage could adversely affect holders of Common Stock as noted above, or in anticipation of such changes, each Fund may attempt to shorten the average maturity of its investment portfolio, which would tend to offset the negative impact of leverage on holders of its Common Stock. Each Fund also may attempt to reduce the degree to which it is leveraged by redeeming AMPS pursuant to the provisions of the Fund's Articles Supplementary establishing the rights and preferences of the AMPS or otherwise purchasing shares of AMPS. Purchases and sales or redemptions of AMPS, whether on the open market or in negotiated transactions, are subject to limitations under the Investment Company Act. If market conditions subsequently change, each Fund may sell previously unissued shares of AMPS or shares of AMPS that the Fund previously issued but later repurchased or redeemed.

Inverse Floating Obligations

      A Fund's investments in "inverse floating obligations" or "residual interest bonds" provide investment leverage because their market value increases or decreases in response to market changes at a greater rate than fixed rate, long term tax exempt securities. The market values of such securities are more volatile than the market values of fixed rate, tax exempt securities.

Options and Futures Transactions

      Each Fund may engage in certain options and futures transactions to reduce its exposure to interest rate movements. If a Fund incorrectly forecasts market values, interest rates or other factors, that Fund's performance could suffer. Each Fund also may suffer a loss if the other party to the transaction fails to meet its obligations. The Funds are not required to use hedging and may choose not to do so.

Antitakeover Provisions

      The Articles of Incorporation of each of the Funds (in each case the "Charter") include provisions that could limit the ability of other entities or persons to acquire control of that Fund or to change the composition of its Board of Directors. Such provisions could limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

Ratings Considerations

      The Funds have received ratings of their AMPS of AAA from S&P and "aaa" from Moody's. In order to maintain these ratings, the Funds are required to maintain portfolio holdings meeting specified guidelines of such rating agencies. These guidelines may impose asset coverage requirements that are more stringent than those imposed by the Investment Company Act.

      As described by Moody's and S&P, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock obligations. The ratings of the AMPS are not recommendations to purchase, hold or sell shares of AMPS, inasmuch as the ratings do not comment as to market price or suitability for a particular investor, nor do the rating agency guidelines address the likelihood that a holder of shares of AMPS will be able to sell such shares in an auction. The ratings are based on current information furnished to Moody's and S&P by the Funds and FAM and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The Common Stock of the Funds has not been rated by a nationally recognized statistical rating organization.

      The Board of Directors of each of the Funds, without stockholder approval, may amend, alter or repeal certain definitions or restrictions which have been adopted by the Fund pursuant to the rating agency guidelines, in the event the Fund receives confirmation from the rating agencies that any such amendment, alteration or repeal would not impair the ratings then assigned to shares of AMPS.

COMPARISON OF THE FUNDS

Financial Highlights

      California Insured II

      The financial information in the table below, has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                                                              For the Period
                                                                    For the Year Ended      February 27, 1998+
                                                                       June 30, 1999         to June 30, 1998
                                                                       -------------         ----------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance
Net asset value, beginning of period ..............................      $  14.96                 $  15.00
                                                                         --------                 --------
Investment income - net ...........................................          1.13                      .38
                                                                         --------                 --------
Realized and unrealized gain (loss) on investments - net ..........          (.57)                     .01
                                                                         --------                 --------
Total from investment operations ..................................           .56                      .39
                                                                         --------                 --------
Less dividends and distributions to Common Stock shareholders:
     Investment income - net ......................................          (.80)                    (.21)
                                                                         --------                 --------
     Realized gain on investments - net ...........................          (.03)                      --
                                                                         --------                 --------
Total dividends and distributions to Common Stock shareholders ....          (.83)                    (.21)
                                                                         --------                 --------
Capital charge resulting from issuance of Common Stock ............            --                     (.03)
                                                                         --------                 --------
Effect of Preferred Stock activity: +++
  Dividends and distributions to Preferred Stock shareholders:
     Investment income - net ......................................          (.30)                    (.10)
                                                                         --------                 --------
     Realized gain on investments - net ...........................          (.01)                      --
                                                                         --------                 --------
  Capital charge resulting from issuance of Preferred Stock .......            --                     (.09)
                                                                         --------                 --------
Total effect of Preferred Stock activity ..........................          (.31)                    (.19)
                                                                         --------                 --------
Net asset value, end of period ....................................      $  14.38                 $  14.96
                                                                         ========                 ========
Market price per share, end of period .............................      $  13.00                 $  15.00
                                                                         ========                 ========
Total Investment Return:**
Based on market price per share ...................................         (8.34)%                   1.42%#
                                                                         ========                 ========
Based on net asset value per share ................................          1.66%                    1.15%#
                                                                         ========                 ========
Ratios Based on Average Net Assets of
Common Stock:
Total expenses, net of reimbursement*** ...........................          1.09%                     .38%*
                                                                         ========                 ========
Total expenses*** .................................................          1.23%                    1.19%*
                                                                         ========                 ========
Total investment income - net*** ..................................          7.42%                    8.00%*
                                                                         ========                 ========
Amount of Dividends to Preferred Stockholders .....................          1.93%                    2.15%*
                                                                         ========                 ========
Investment Income Net, to Common Stockholders .....................          5.49%                    5.85%*
                                                                         ========                 ========
Ratios Based on Average Net Assets++***
Expenses, net of reimbursement ....................................           .67%                     .24%*
                                                                         ========                 ========
Expenses ..........................................................           .75%                     .75%*
                                                                         ========                 ========
Investment income - net ...........................................          4.53%                    5.05%*

Ratios Based on Average Net Assets of Preferred Stock:
Dividends to Preferred Stock Shareholders .........................          3.02%                    3.65%*
                                                                         ========                 ========
Supplemental Data:
Net assets, net of Preferred Stock, end of period (in thousands) ..      $141,073                 $146,717
                                                                         ========                 ========
Preferred Stock outstanding, end of period (in thousands) .........      $ 96,000                 $ 96,000
                                                                         ========                 ========
Portfolio turnover ................................................         82.36%                   64.17%
                                                                         ========                 ========
Dividends Per Share on Preferred Stock Outstanding
Series A - investment income - net ................................      $    775                 $    262
                                                                         ========                 ========
Series B - investment income - net ................................      $    735                 $    257
                                                                         ========                 ========
Leverage:
Asset coverage per $1,000 .........................................      $  2,470                 $  2,528
                                                                         ========                 ========

----------
*     Annualized.

** Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.

***   Do not reflect the effect of dividends to Preferred Stock shareholders.

+     Commencement of operations.

++    Includes Common and Preferred Stock average net assets.

+++   The Fund's Preferred Stock was issued on March 19, 1998.

#     Aggregate total investment return.

      California Insured

      The financial information in the table below, except for the leverage information, which is unaudited and has been provided by FAM, has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                                                                         For the Period
                                                                          For the Year Ended           September 19, 1997+
                                                                           August 31, 1999##            to August 31, 1998
                                                                            ---------------            ------------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period ...............................           $                             $  15.00
                                                                               --------                      --------
Investment income - net ............................................                                             1.10
Realized and unrealized gain (loss) on investments - net ...........                                              .96
                                                                               --------                      --------
Total from investment operations ...................................                                             2.06
                                                                               --------                      --------
Less dividends and distributions to
      Common Stock shareholders:
          Investment income - net ..................................                                             (.75)
          Realized gain on investments - net .......................                                               --
                                                                               --------                      --------
Total dividends and distributions to
      Common Stock shareholders ....................................                                             (.75)
                                                                               --------                      --------
Capital charge resulting from issuance of Common Stock .............                                             (.05)
                                                                               --------                      --------
Effect of Preferred Stock activity:++
      Dividends and distributions to Preferred
      Stock shareholders:
      Investment income - net ......................................                                             (.28)
      Realized gain on investments - net ...........................                                               --
      Capital charge resulting from issuance of
      Preferred Stock ..............................................                                             (.10)
                                                                               --------                      --------
Total effect of Preferred Stock activity ...........................                                             (.38)
                                                                               --------                      --------
Net asset value, end of period .....................................           $                             $  15.88
                                                                               ========                      ========
Market price per share, end of period ..............................           $                             $15.4375
                                                                               ========                      ========
Total Investment Return:**
Based on market price per share ....................................                                             8.06%#
                                                                                                             ========
Based on net asset value per share .................................                                            11.16%#
                                                                                                             ========
Ratios Based on Average Net Assets of Common Stock
Expenses, net of reimbursement*** ..................................                                              .76%*
                                                                               ========                      ========
Total expenses*** ..................................................                                             1.20%*
                                                                               ========                      ========
Total investment income - net*** ...................................                                             7.68%*
                                                                               ========                      ========
Amount of Dividends to Preferred Stockholders ......................                                             1.97%*
                                                                               ========                      ========
Investment income - net, to Common Stockholders ....................                                             5.72%*
                                                                               ========                      ========
Ratios Based on Total Average Net Assets:+++***
Expenses, net of reimbursement .....................................                                              .47%*
                                                                                                             ========
Expenses ...........................................................                                              .75%*
                                                                                                             ========
Investment income - net ............................................                                             4.77%*

Ratios Based on Average Net Assets of Preferred Stock:
Dividends to Preferred Stock Shareholders ..........................                   %                         3.28%*
                                                                               ========                      ========
Supplemental Data:
Net assets, net of Preferred Stock, end of period (in thousands) ...           $                             $131,982*
                                                                               ========                      ========
Preferred Stock outstanding, end of period (in thousands) ..........           $                             $ 80,000
                                                                               ========                      ========
Portfolio turnover .................................................                                            71.37%
                                                                               ========                      ========
Dividends Per Share on Preferred Stock Outstanding:
Series A - investment income - net .................................           $                             $    735
                                                                               ========                      ========
Series B - investment income - net .................................           $                             $    739
                                                                               ========                      ========
Leverage:
Asset coverage per $1,000 ..........................................           $                             $  2,650
                                                                               ========                      ========

----------
*     Annualized.

** Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.

***   Do not reflect the effect of dividends to Preferred Stock shareholders.

+     Commencement of operations.

++    The Fund's Preferred Shares was issued on October 7, 1997.

+++   Includes Common and Preferred Stock average net assets.

#     Aggregate total investment return.

##    To be filed by amendment.

      California Insured III

The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Fund by Ernst & Young LLP, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                                           For the Period
                                                                       September 25, 1998+ to
                                                                            May 31, 1999
                                                                            ------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period ...............................          $  15.00
                                                                              --------
Investment income - net ............................................               .74
Realized and unrealized gain (loss) on investments - net ...........              (.61)
                                                                              --------
Total from investment operations ...................................               .13
                                                                              --------
Less dividends to Common Stock shareholders:
Investment income - net ............................................              (.48)
                                                                              --------
Capital charge resulting from issuance of Common Stock .............              (.03)
                                                                              --------
Effect of Preferred Stock activity:++
      Dividends to Preferred Stock shareholders:
      Investment income - net ......................................              (.18)
      Capital charge resulting from issuance of Preferred Stock ....              (.09)
                                                                              --------
Total effect of Preferred Stock activity ...........................              (.27)
                                                                              --------
Net asset value, end of period .....................................          $  14.35
                                                                              ========
Market price per share, end of period ..............................          $  13.25
                                                                              ========
Total Investment Return:**
                                                                              ========
Based on market price per share ....................................          (8.70)%#
                                                                              ========
Based on net asset value per share .................................          (1.12)%#
                                                                              ========
Ratios Based on Average Net Assets of Common Stock:

Total expenses, net of reimbursement*** ............................               .62%*
                                                                              ========
Total expenses*** ..................................................              1.24%*
                                                                              ========
Total investment income - net*** ...................................              7.53%*
                                                                              ========
Amount of Dividends to Preferred Stockholders ......................              1.87%*
                                                                              ========
Investment income - Net, to Common Stockholders ....................              5.66%*
                                                                              ========
Ratios Based on Total Average Net Assets+++***

Expenses, net of reimbursement .....................................               .39%*
                                                                              ========
Expenses ...........................................................               .77%*
                                                                              ========
Investment income - net ............................................              4.68%*
                                                                              ========
Supplemental Data:
Net assets, net of Preferred Stock, end of period (in thousands) ...          $107,928
                                                                              ========
Preferred Stock outstanding, end of period (in thousands) ..........          $ 74,000
                                                                              ========
Portfolio turnover .................................................             60.32%
                                                                              ========
Dividends Per Share on Preferred Stock Outstanding:
Series A - investment income - net .................................          $    460
                                                                              ========
Series B - investment income - net .................................          $    477
                                                                              ========
Leverage:
Asset coverage per $1,000 ..........................................          $  2,458
                                                                              ========

----------
*     Annualized.

** Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.

***   Do not reflect the effect of dividends to Preferred Stock shareholders.

+     Commencement of operations.

++    The Fund's Preferred Stock was issued on October 19, 1998.

+++   Includes Common and Preferred Stock average net assets.

#     Aggregate total investment return.

      California Insured IV

The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                                                                 For the
                                                                                                  Period
                                                                                            January 29, 1999+
                                                                                             to September 30,
                                                                                                   1999##
                                                                                             ----------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period...................................................
      Investment income - net..........................................................
      Realized and unrealized gain (loss) on investments- net..........................
Total from investment operations.......................................................
Less dividends and distributions to Common Stock shareholders:.........................
      Investment income - net..........................................................
      Realized gain on investment - net................................................
Total dividends and distributions to CommonStock shareholders..........................
Capital charge resulting from issuance of Common Stock.................................
Effect of Preferred Stock activity:++..................................................
      Dividends and distributions to Preferred Stock shareholders:
      Investment income - net..........................................................
      Realized gain on investments - net...............................................
      Capital charge resulting from issuance of Preferred Stock........................
Total effect of Preferred Stock activity...............................................
Net asset value, end of period.........................................................
Market price per share, end of period..................................................
Total Investment Return:**
Based on market price per share........................................................
Based on net asset value per share.....................................................
Ratios Based on Average Net Assets
Attributable to Common Stock:***.......................................................
Expenses, net of reimbursement.........................................................
Expenses  .............................................................................
Investment income - net................................................................
Amount of Dividends to Preferred Stockholders..........................................
Investment Income Net, to Common Stockholders..........................................
Ratios Based on Total Average Net Assets...............................................
Expenses, net of reimbursement.........................................................
Expenses  .............................................................................
Investment income - net................................................................
Supplemental Data:
Net assets, net of Preferred Stock, end of period (in thousands).......................
Preferred Stock outstanding, end of period (in thousands)..............................
Portfolio turnover.....................................................................
Dividends Per Share on Preferred Stock Outstanding:....................................
Investment income - net................................................................
Leverage:
Asset coverage per $1,000..............................................................

----------
*     Annualized.

** Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result insubstantially different returns. Total investment returns exclude the effects of sales loads.

***   Does not reflect the effect of dividends to Preferred Shares shareholders.

+     Commencement of operations.

++    The Fund's Preferred Shares was issued on February 22, 1999.

#     Aggregate total investment return.

##    To be filed by amendment.

                        Per Share Data for Common Stock*
                Traded on the New York Stock Exchange (unaudited)

California Insured II

                                                                                                  Premium
                                                                                                 (Discount)
                                                                                                   to Net
                                        Market Price($)**          Net Asset Value ($)         Asset Value (%)
                                      --------------------         -------------------        -----------------
     Quarter Ended*                    High         Low              High       Low            High       Low
     --------------                    ----         ---              ----       ---            ----       ---
March 31, 1998+..................     15.75        15.00            15.04      14.82           3.96       0.20
June 30, 1998....................     15.75        14.6875          15.21      14.44           5.70      (1.89)
September 30, 1998...............     15.50        14.125           15.72      14.95           2.23      (5.16)
December 31, 1998................     16.625       15.00            16.09      15.32           3.16      (3.35)
March 31, 1999...................     15.50        14.625           15.57      14.69          (0.45)     (5.09)
June 30, 1999....................     14.75        12.75            15.47      14.32          (4.22)    (10.71)
September 30, 1999...............

California Insured

                                                                                                  Premium
                                                                                                 (Discount)
                                                                                                   to Net
                                        Market Price($)**          Net Asset Value ($)         Asset Value (%)
                                      --------------------         -------------------        -----------------
     Quarter Ended*                    High         Low              High       Low            High       Low
     --------------                    ----         ---              ----       ---            ----       ---
November 30, 1997++  ............     16.125       15.00            15.18      14.68           6.36       0.00
February 28, 1998................     16.375       14.43755         15.95      15.20           3.56      (4.18)
May 31, 1998.....................     16.00        14.9375          15.63      14.92           5.75      (3.04)
August 31, 1998..................     15.875       15.00            15.88      15.45           2.35      (3.63)
November 30, 1998................     16.4375      15.25            16.58      15.83           1.49      (4.27)
February 28, 1999................     16.625       15.125           16.14      15.67           4.70      (3.57)
May 31, 1999.....................     15.6875      14.0625          15.88      15.42          (0.27)     (8.69)
August 31, 1999..................

California Insured III

                                                                                                  Premium
                                                                                                 (Discount)
                                                                                                   to Net
                                        Market Price($)**          Net Asset Value ($)         Asset Value (%)
                                      --------------------         -------------------        -----------------
     Quarter Ended*                    High         Low              High       Low            High       Low
     --------------                    ----         ---              ----       ---            ----       ---
November 30, 1998+++.............     15.875       14.8125          15.43      14.73           5.92      (2.51)
February 28, 1999................     16.00        14.25            15.02      14.64           6.25      (4.30)
May 31, 1999.....................     15.125       13.125           14.88      14.34           2.40      (7.67)
August 31, 1999..................

California Insured IV

                                                                                                  Premium
                                                                                                 (Discount)
                                                                                                   to Net
                                        Market Price($)**          Net Asset Value ($)         Asset Value (%)
                                      --------------------         -------------------        -----------------
     Quarter Ended*                    High         Low              High       Low            High       Low
     --------------                    ----         ---              ----       ---            ----       ---
March 31, 1999++++ ..............     15.50        14.25            15.06      14.73           3.47      (4.62)
June 30, 1999....................     15.00        12.5625          15.04      13.72           0.82      (9.81)
September 30, 1999...............

----------
* Calculations are based upon shares of Common Stock outstanding at the end of each quarter.
**    As reported in the consolidated transaction operating system.
+     For the period February 27, 1998 to March 31, 1998.
++    For the period September 19, 1997 to November 30, 1997.
+++   For the period September 25, 1998 to November 30, 1998.
++++  For the period January 29, 1999 to March 31, 1999.

      As indicated in the tables above, for the periods shown, the Common Stock of the Funds generally has traded at prices close to net asset value, with premiums or discounts to net asset value of less than 10% being reflected in the market value of the shares from time to time. Although there is no reason to believe that this pattern should be affected by the Reorganization, it is not possible to predict whether shares of the surviving fund will trade at a premium or discount to net asset value following the Reorganization, or what the extent of any such premium or discount might be.

Investment Objective and Policies

      The structure, organization and investment policies of the Funds are substantially similar, with the differences among the four Funds set forth below. Each Fund seeks as a fundamental investment objective current income exempt from Federal and California income taxes. The investment objective of each Fund is a fundamental policy that may not be changed without a vote of a majority of the Fund's outstanding voting securities.

      Each Fund seeks to achieve its investment objective by investing primarily in a portfolio of California Municipal Bonds. At all times, at least 65% of each Fund's total assets will be invested in California Municipal Bonds and at least 80% of each Fund's total assets will be invested in California Municipal Bonds and in other long-term municipal obligations exempt from Federal income tax but not California income taxes ("Municipal Bonds"), except during interim periods pending investment of the net proceeds of public offerings of its securities and during temporary defensive periods. At times, each Fund may seek to hedge its portfolio through the use of futures and options transactions to reduce volatility in the net asset value of its shares of Common Stock. Under normal circumstances, at least 80% of each Fund's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest.

      Ordinarily, none of the Funds intends to realize significant investment income subject to Federal and California income taxes. To the extent FAM considers that suitable California Municipal Bonds are not available for investment, the Funds may purchase Municipal Bonds. Each Fund may invest all or a portion of its assets in certain tax-exempt securities classified as "private activity bonds" (in general, bonds that benefit non-governmental entities) that may subject certain investors in the Fund to a Federal alternative minimum tax.

      Each Fund also may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund nevertheless believes such securities pay interest or distributions that are exempt from Federal income taxation ("Non-Municipal Tax-Exempt Securities"). Non-Municipal Tax-Exempt Securities may include securities issued by other investment companies that invest in California Municipal Bonds and Municipal Bonds, to the extent such investments are permitted by the Investment Company Act. Other Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interests in one or more long-term California Municipal Bonds or Municipal Bonds. Certain Non-Municipal Tax-Exempt Securities may be characterized as derivative instruments. Non-Municipal Tax-Exempt Securities will be considered "California Municipal Bonds" or "Municipal Bonds" for purposes of a Fund's investment objective and policies.

      The investment grade California Municipal Bonds and Municipal Bonds in which each Fund primarily invests are those California Municipal Bonds and Municipal Bonds that are rated at the date of purchase in the four highest rating categories of S&P, Moody's or Fitch or, if unrated, are considered to be of comparable quality by FAM. In the case of long-term debt, the investment grade rating categories are AAA through BBB for S&P and Fitch and Aaa through Baa for Moody's. In the case of short-term notes, the investment grade rating categories are SP-1 through SP-3 for S&P, MIG-1 through MIG-3 for Moody's and F-1+ through F-3 for Fitch. In the case of tax-exempt commercial paper, the investment grade rating categories are A-1+ through A-3 for S&P, Prime-1 through Prime-3 for Moody's and F-1+ through F-3 for Fitch. Obligations ranked in the lowest investment grade rating category (BBB, SP-3 and A-3 for S&P; Baa, MIG-3 and Prime-3 for Moody's; and BBB and F-3 for Fitch), while considered "investment grade," may have certain speculative characteristics. There may be sub-categories or gradations indicating relative standing within the rating categories set forth above. In assessing the quality of California Municipal Bonds and Municipal Bonds with respect to the foregoing requirements, FAM takes into account the portfolio insurance as well as the nature of any letters of credit or similar credit enhancement to which particular California Municipal Bonds and Municipal Bonds are entitled and the creditworthiness of the insurance company or financial institution that provided such insurance or credit enhancements. Consequently, if California Municipal Bonds or Municipal Bonds are covered by insurance policies issued by insurers whose claims-paying ability is rated AAA by S&P or Fitch or Aaa by Moody's, FAM may consider such municipal obligations to be equivalent to AAA- or Aaa- rated securities, as the case may be, even though such California Municipal Bonds or Municipal Bonds would generally be assigned a lower rating if the rating were based primarily upon the credit characteristics of the issuers without regard to the insurance feature. The insured California Municipal Bonds and Municipal Bonds must also comply with the standards applied by the insurance carriers in determining eligibility for portfolio insurance. See Exhibit IV -- "Ratings of Municipal Bonds and Commercial Paper" and Exhibit V -- "Portfolio Insurance."

      Each of the Funds may invest in variable rate demand obligations ("VRDOs") and VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank. The VRDOs in which each Fund may invest are tax-exempt obligations, in the opinion of counsel to the issuer, that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest on a short notice period not to exceed seven days. Participating VRDOs provide each Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution on a specified number of days' notice, not to exceed seven days. There is, however, the possibility that because of default or insolvency, the demand feature of VRDOs or Participating VRDOs may not be honored. Each Fund has been advised by its counsel that the Fund should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations for Federal income tax purposes.

      The average maturity of each Fund's portfolio securities varies based upon FAM's assessment of economic and market conditions. The net asset value of the shares of common stock of a closed-end investment company, such as each Fund, which invests primarily in fixed-income securities, changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a fixed income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed income portfolio can be expected to decline. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do short-term or medium-term securities. These changes in net asset value are likely to be greater in the case of a fund having a leveraged capital structure, such as that used by the Funds.

      Each Fund intends to invest primarily in long-term California Municipal Bonds and Municipal Bonds with a maturity of more than ten years. However, each Fund may also invest in short-term tax-exempt securities, short-term U.S. Government securities, repurchase agreements or cash. Such short-term securities or cash will not exceed 20% of each Fund's total assets except during interim periods pending investment of the net proceeds from public offerings of the Fund's securities or in anticipation of the repurchase or redemption of the Fund's securities and temporary periods when, in the opinion of FAM, prevailing market or economic conditions warrant.

      Each Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that the Fund is not limited by such Act in the proportion of its total assets that it may invest in securities of a single issuer. However, each Fund's investments are limited so as to qualify the Fund for the special tax treatment afforded RICs under the Federal tax laws. To qualify, among other requirements, each Fund limits its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities (other than U.S. Government securities) of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities (other than U.S. Government securities) of a single issuer. A fund that elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that any Fund assumes large positions in the securities of a small number of issuers, the Fund's yield may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Portfolio Insurance

      Under normal circumstances, at least 80% of the assets of each of the Funds will be invested in California Municipal Bonds and Municipal Bonds either
(i) insured under an insurance policy purchased by each of the Funds, or (ii) insured under an insurance policy obtained by the issuer thereof or any other party. Each of the Funds will seek to limit their investments to municipal obligations insured under insurance policies issued by insurance carriers that have total admitted assets (unaudited) of at least $75,000,000 and capital and surplus (unaudited) of at least $50,000,000 and insurance claims-paying ability ratings of AAA from S&P or Fitch, or Aaa from Moody's. There can be no assurance that insurance from insurance carriers meeting these criteria will be available. See Exhibit V to this Proxy Statement and Prospectus for a brief description of insurance claims-paying ability ratings of S&P, Moody's and Fitch. Currently, it is anticipated that a majority of the insured

California Municipal Bonds and Municipal Bonds in each Fund's portfolio will be insured by the following insurance companies which satisfy the foregoing criteria: AMBAC Indemnity Corporation, Financial Guaranty Insurance Company, Financial Security Assurance and Municipal Bond Investors Assurance Corporation. Each Fund also may purchase California Municipal Bonds and Municipal Bonds covered by insurance issued by any other insurance company that satisfies the foregoing criteria. A majority of insured California Municipal Bonds and Municipal Bonds held by each Fund will be insured under policies obtained by parties other than the Fund.

      Each Fund may purchase, but has no obligation to purchase, separate insurance policies (the "Policies") from insurance companies meeting the criteria set forth above that guarantee payment of principal and interest on specified eligible California Municipal Bonds and Municipal Bonds purchased by the Funds. A California Municipal Bond or Municipal Bond will be eligible for coverage if it meets certain requirements of the insurance company set forth in a Policy. In the event interest or principal of an insured California Municipal Bond or Municipal Bond is not paid when due, the insurer will be obligated under its Policy to make such payment not later than 30 days after it has been notified by, and provided with documentation from, the Fund that such nonpayment has occurred.

      The Policies will be effective only as to insured California Municipal Bonds and Municipal Bonds beneficially owned by a Fund. In the event of a sale of any California Municipal Bonds and Municipal Bonds held by a Fund, the issuer of the relevant Policy will be liable only for those payments of interest and principal that are then due and owing. The Policies will not guarantee the market value of an insured California Municipal Bond or Municipal Bond or the value of the shares of a Fund.

      The insurer will not have the right to withdraw coverage on securities insured by its Policies and held by a Fund so long as such securities remain in the Fund's portfolio. In addition, the insurer may not cancel its Policies for any reason except failure to pay premiums when due. The Board of Directors of each Fund reserves the right to terminate any of the Policies if it determines that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

      The premiums for the Policies are paid by the Fund and the yield on its portfolio is reduced thereby. FAM estimates that the cost of the annual premiums for the Policies of each Fund currently range from approximately .02 of 1% to
 .15 of 1% of the principal amount of the California Municipal Bonds and Municipal Bonds covered by such Policies. The estimate is based on the expected composition of each Fund's portfolio of California Municipal Bonds and Municipal Bonds. Additional information regarding the Policies is set forth in Exhibit V to this Proxy Statement and Prospectus. In instances in which a Fund purchases California Municipal Bonds and Municipal Bonds insured under policies obtained by parties other than the Fund, the Fund does not pay the premiums for such policies; rather, the cost of such policies may be reflected in the purchase price of the California Municipal Bonds and Municipal Bonds.

      It is the intention of FAM to retain any insured securities that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities which are not in default. In certain circumstances, however, FAM may determine that an alternate value for the insurance, such as the difference between the market value of the defaulted security and its par value, is more appropriate. FAM's ability to manage the portfolio of a Fund may be limited to the extent it holds defaulted securities, which may limit its ability in certain circumstances to purchase other California Municipal Bonds and Municipal Bonds. See "Net Asset Value" below for a more complete description of each Fund's method of valuing defaulted securities and securities that have a significant risk of default.

      There can be no assurance that insurance with the terms and issued by insurance carriers meeting the criteria described above will continue to be available to each Fund. In the event the Board of Directors of a Fund determines that such insurance is unavailable or that the cost of such insurance outweighs the benefits to the Fund, the Fund may modify the criteria for insurance carriers or the terms of the insurance, or may discontinue its policy of maintaining insurance for all or any of the California Municipal Bonds and Municipal Bonds held in the Fund's portfolio. Although FAM periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honor their obligations under all circumstances.

      The portfolio insurance reduces financial or credit risk (i.e., the possibility that the owners of the insured California Municipal Bonds or Municipal Bonds will not receive timely scheduled payments of principal or interest). However, the insured California Municipal Bonds or Municipal Bonds are subject to market risk (i.e., fluctuations in market value as a result of changes in prevailing interest rates).

Description of California Municipal Bonds and Municipal Bonds

      California Municipal Bonds and Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, including, among other things, airports, public ports, mass commuting facilities and multi-family housing projects as well as facilities for water supply, gas, electricity, sewage or solid waste disposal. For purposes of this Proxy Statement and Prospectus, such obligations are considered Municipal Bonds if the interest paid thereon is exempt from Federal income tax and as California Municipal Bonds if the interest thereon is exempt from Federal and California income taxes, even though such bonds may be PABs as discussed below. Also, for purposes of this Proxy Statement and Prospectus, Non-Municipal Tax-Exempt Securities as discussed above will be considered California Municipal Bonds or Municipal Bonds.

      The two principal classifications of California Municipal Bonds and Municipal Bonds are "general obligation" bonds and "revenue" bonds, which latter category includes PABs and, for bonds issued on or before August 15, 1986, industrial development bonds or IDBs. General obligation bonds are secured by the issuer's pledge of faith, credit and taxing power for the repayment of principal and the payment of interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. PABs are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such IDBs depends solely on the ability of the user of the facility financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. California Municipal Bonds and Municipal Bonds may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

      Each Fund may purchase California Municipal Bonds and Municipal Bonds classified as PABs. Interest received on certain PABs is treated as an item of "tax preference" for purposes of the Federal alternative minimum tax and may impact the overall tax liability of investors in the Fund. There is no limitation on the percentage of each Fund's assets that may be invested in California Municipal Bonds and Municipal Bonds the interest on which is treated as an item of "tax preference" for purposes of the Federal alternative minimum tax. See "Comparison of the Funds -- Tax Rules Applicable to the Funds and their Stockholders."

      Also included within the general category of California Municipal Bonds and Municipal Bonds are certificates of participation ("COPs") executed and delivered for the benefit of government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively referred to as "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the lease property, disposition of the property in the event of foreclosure might prove difficult.

      Federal tax legislation has limited and may continue to limit the types and volume of bonds the interest on which is excludable from income for Federal income tax purposes. As a result, this legislation and legislation that may be enacted in the future may affect the availability of California Municipal Bonds and Municipal Bonds for investment by the Funds.

Special Considerations Relating to California Municipal Bonds

      Each Fund ordinarily will invest at least 65% of its total assets in California Municipal Bonds and, therefore, is more susceptible to factors adversely affecting issuers of California Municipal Bonds than is a municipal bond fund that is not concentrated in issuers of California Municipal Bonds to this degree. As a consequence of the economic recession in the early 1990's, the State of California's long-term debt rating was lowered by each of the three rating agencies, S&P, Fitch and Moody's. Since Fiscal Year 1995-96, however, the State's financial condition has improved markedly. As a result, S&P, Fitch and Moody's have upgraded their ratings to AA-, AA- and Aa3, respectively. No assurance can be given that ratings will not be lowered in the future. FAM does not believe that the current economic conditions in California will have a significant adverse effect on the ability of the Fund to invest in high quality California Municipal Bonds. For a discussion of economic and other conditions in the State of California, see
Exhibit III, "Economic and Other Conditions in California."

Other Investment Policies

      The Funds have adopted certain other policies as set forth below:

      Borrowings. Each Fund is authorized to borrow amounts of up to 5% of the value of its total assets at the time of such borrowings; provided, however, that each Fund is authorized to borrow moneys in amounts of up to 331/3% of the value of its total assets at the time of such borrowings to finance the repurchase of its own common stock pursuant to tender offers or otherwise to redeem or repurchase shares of preferred stock or for temporary, extraordinary or emergency purposes. Borrowings by each Fund (commonly known, as with the issuance of preferred stock, as "leveraging") create an opportunity for greater total return since the Fund will not be required to sell portfolio securities to repurchase or redeem shares but, at the same time, increase exposure to capital risk. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds.

      When-Issued Securities and Delayed Delivery Transactions. Each Fund may purchase or sell California Municipal Bonds and Municipal Bonds on a delayed delivery basis or on a when-issued basis at fixed purchase or sale terms. These transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future. The purchase will be recorded on the date that the Fund enters into the commitment, and the value of the obligation thereafter will be reflected in the calculation of the Fund's net asset value. The value of the obligation on the delivery day may be more or less than its purchase price. A separate account of the Fund will be established with its custodian consisting of cash, cash equivalents or liquid securities having a market value at all times at least equal to the amount of the commitment.

      Indexed and Inverse Floating Obligations. Each Fund may invest in California Municipal Bonds and Municipal Bonds yielding a return based on a particular index of value or interest rates. For example, each Fund may invest in California Municipal Bonds and Municipal Bonds that pay interest based on an index of Municipal Bond interest rates. The principal amount payable upon maturity of certain California Municipal Bonds and Municipal Bonds also may be based on the value of an index. To the extent a Fund invests in these types of Municipal Bonds, the Fund's return on such California Municipal Bonds and Municipal Bonds will be subject to risk with respect to the value of the particular index. Also, a Fund may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). Each Fund may purchase synthetically-created inverse floating obligations evidenced by custodial or trust receipts. Generally, income on inverse floating obligations will decrease when short-term rates increase, and will increase when short-term rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations with shorter-term maturities or limitations on the extent to which the interest rate may vary. FAM believes that indexed and inverse floating obligations represent a flexible portfolio management instrument for the Funds that allows FAM to vary the degree of investment leverage relatively efficiently under different market conditions.

      Call Rights. Each of the Funds may purchase a California Municipal Bond or Municipal Bond issuer's rights to call all or a portion of such California Municipal Bond or Municipal Bond for mandatory tender for purchase (a "Call Right"). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related California Municipal Bonds or Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to the maturity of the related California Municipal Bond or Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related California Municipal Bond or Municipal Bond is identical to holding a California Municipal Bond or Municipal Bond as a non-callable security.

      Repurchase Agreements. The Funds may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. The Funds may not invest in repurchase agreements maturing in more than seven days if such investments, together with all other illiquid investments, would exceed 15% of the Fund's net assets. In the event of default by the seller under a repurchase agreement, the Funds may suffer time delays and incur costs or possible losses in connection with the disposition of the underlying securities.

      In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold." Therefore, amounts earned under such agreements will not be considered tax-exempt interest.

Information Regarding Options and Futures Transactions

      Each Fund may hedge all or a portion of its portfolio investments against fluctuations in interest rates through the use of options and certain financial futures contracts and options thereon. While each Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of the common stock, the net asset value of the common stock will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. In addition, because of the leveraged nature of the Common Stock, hedging transactions will result in a larger impact on the net asset value of the Common Stock than would be the case if the Common Stock were not leveraged. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates occur. No Fund has an obligation to enter into hedging transactions and each may choose not to do so.

      Certain Federal income tax requirements may limit a Fund's ability to engage in hedging transactions. Gains from transactions in options and futures contracts distributed to stockholders will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to stockholders. In addition, in order to obtain ratings of the AMPS from one or more NRSROs, a Fund may be required to limit its use of hedging techniques in accordance with the specified guidelines of such rating organizations. See "Rating Agency Guidelines" below.

      The following is a description of the options and futures transactions in which each Fund may engage, limitations on the Fund's use of such transactions and risks associated with these transactions. The investment policies with respect to the hedging transactions of a Fund are not fundamental policies and may be modified by the Board of Directors of the Fund without the approval of the Fund's stockholders.

      Writing Covered Call Options. Each Fund is authorized to write (i.e., sell) covered call options with respect to California Municipal Bonds and Municipal Bonds it owns, thereby giving the holder of the option the right to buy the underlying security covered by the option from the Fund at the stated exercise price until the option expires. Each Fund writes only covered call options, which means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option. The Fund may not write covered call options on underlying securities in an amount exceeding 15% of the market value of its total assets.

      Each Fund receives a premium from writing a call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as a writer continues. Covered call options serve as a partial hedge against a decline in the price of the underlying security. Each Fund may engage in closing transactions in order to terminate outstanding options that it has written.

      Purchase of Options. Each Fund may purchase put options in connection with its hedging activities. By buying a put, the Fund has a right to sell the underlying security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction; profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Fund may purchase call options on securities held in its portfolio on which it has written call options, or on securities which it intends to purchase. A Fund will not purchase options on securities if, as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

      Financial Futures Contracts and Options. Each Fund is authorized to purchase and sell certain financial futures contracts and options thereon solely for the purposes of hedging its investments in California Municipal Bonds and Municipal Bonds against declines in value and hedging against increases in the cost of securities it intends to purchase. A financial futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument covered by the contract or, in the case of index-based financial futures contracts, to make and accept a cash settlement, at a specific future time for a specified price. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts or options. A purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts.

      The purchase or sale of a financial futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker equal to approximately 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the financial futures contract fluctuates making the long and short positions in the financial futures contract more or less valuable.

      Each Fund may purchase and sell financial futures contracts based on The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large tax-exempt issues, and purchase and sell put and call options on such financial futures contracts for the purpose of hedging California Municipal Bonds and Municipal Bonds that the Fund holds or anticipates purchasing against adverse changes in interest rates. Each Fund also may purchase and sell financial futures contracts on U.S. Government securities and purchase and sell put and call options on such financial futures contracts for such hedging purposes. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

      Subject to policies adopted by its Board of Directors, each Fund also may engage in transactions in other financial futures contracts, such as financial futures contracts on other municipal bond indices that may become available, if FAM should determine that there is normally sufficient correlation between the prices of such financial futures contracts and the California Municipal Bonds and Municipal Bonds in which the Fund invests to make such hedging appropriate.

      Over-The-Counter Options. Each Fund may engage in options and futures transactions on exchanges and in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC option transactions are two-party contracts with price and terms negotiated by the buyer and seller.

      Restrictions on OTC Options. Each Fund will engage in transactions in OTC options only with banks or dealers that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Certain OTC options and assets used to cover OTC options written by the Funds are considered to be illiquid. The illiquidity of such options or assets may prevent a successful sale of such options or assets, result in a delay of sale, or reduce the amount of proceeds that otherwise might be realized.

      Risk Factors in Financial Futures Contracts and Options Thereon. Use of futures transactions involves the risk of imperfect correlation in movements in the price of financial futures contracts and movements in the price of the security that is the subject of the hedge. If the price of the financial futures contract moves more or less than the price of the security that is the subject of the hedge, a Fund will experience a gain or loss that will not be completely offset by movements in the price of such security. There is a risk of imperfect correlation where the securities underlying financial futures contracts have different maturities, ratings, geographic compositions or other characteristics different from those of the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index that serves as a basis for a financial futures contract. Finally, in the case of financial futures contracts on U.S. Government securities and options on such financial futures contracts, the anticipated correlation of price movements between the U.S. Government securities underlying the futures or options and California Municipal Bonds and Municipal Bonds may be adversely affected by economic, political, legislative or other developments which have a disparate impact on the respective markets for such securities.

      Under regulations of the Commodity Futures Trading Commission, the futures trading activities described herein will not result in a Fund being deemed a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may purchase and sell financial futures contracts and options thereon (i) for bona fide hedging purposes, without regard to the percentage of the Fund's assets committed to margin and option premiums, and (ii) for non-hedging purposes, if, immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures positions and option premiums entered into for non-hedging purposes do not exceed 5% of the market value of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

      When a Fund purchases a financial futures contract, or writes a put option or purchases a call option thereon, it will maintain an amount of cash, cash equivalents (e.g., commercial paper and daily tender adjustable notes) or liquid securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the financial futures contract, thereby ensuring that the use of such financial futures contract is unleveraged.

      Although certain risks are involved in options and futures transactions, FAM believes that, because each Fund will engage in options and futures transactions only for hedging purposes, the options and futures portfolio strategies of a Fund will not subject the Fund to the risks associated with speculation in options and futures transactions.

      The volume of trading in the exchange markets with respect to California Municipal Bonds or Municipal Bond options may be limited, and it is impossible to predict the amount of trading interest that may exist in such options. In addition, there can be no assurance that viable exchange markets will continue to be available.

      Each Fund intends to enter into options and futures transactions, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such options or futures. There can be no assurance, however, that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an option or futures transaction. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge effectively its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with which the Fund has an open position in an option or financial futures contract.

      The liquidity of a secondary market in a financial futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges that limit the amount of fluctuation in a financial futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past reached or exceeded the daily limit on a number of consecutive trading days.

      If it is not possible to close a financial futures position entered into by a Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

      The successful use of these transactions also depends on the ability of FAM to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent these rates remain stable during the period in which a financial futures contract is held by a Fund or move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction. Furthermore, the Fund will only engage in hedging transactions from time to time and may not necessarily be engaging in hedging transactions when movements in interest rates occur.

Investment Restrictions

      The Funds have identical investment restrictions. The following are fundamental investment restrictions of each Fund and may not be changed without the approval of the holders of a majority of the outstanding shares of Common Stock and the outstanding shares of AMPS and any other preferred stock, voting together as a single class, and a majority of the outstanding shares of AMPS and any other preferred stock, voting separately as a class. (For this purpose and under the Investment Company Act, "majority" means for each such class the lesser of (i) 67% of the shares of each class of capital stock represented at a meeting at which more than 50% of the outstanding shares of each class of capital stock are represented or (ii) more than 50% of the outstanding shares of each class of capital stock.) No Fund may:

      1. Make investments for the purpose of exercising control or management.

      2. Purchase or sell real estate, commodities or commodity contracts; provided, that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

      3. Issue senior securities or borrow money except as permitted by Section 18 of the Investment Company Act.

      4. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the "Securities Act") in selling portfolio securities.

      5. Make loans to other persons, except that the Fund may purchase California Municipal Bonds, Municipal Bonds and other debt securities and enter into repurchase agreements in accordance with its investment objective, policies and limitations.

      6. Invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of issuers in a single industry; provided, that for purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry.

      Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors without shareholder approval, provide that no Fund may:

      a. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law. Applicable law currently prohibits the Fund from purchasing the securities of other investment companies except if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities, and (iv) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end investment company.

      b. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in investment restriction (3) above or except as may be necessary in connection with transactions in financial futures contracts and options thereon.

      c. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities (the deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts and options thereon is not considered the purchase of a security on margin).

      d. Make short sales of securities or maintain a short position or invest in put, call, straddle or spread options, except that the Fund may write, purchase and sell options and futures on California Municipal Bonds, Municipal Bonds, U.S. Government obligations and related indices or otherwise in connection with bona fide hedging activities and may purchase and sell Call Rights to require mandatory tender for the purchase of related California Municipal Bonds and Municipal Bonds.

      If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

      For so long as shares of AMPS are rated by Moody's, no Fund will change these additional investment restrictions unless it receives written confirmation from Moody's that engaging in such transactions would not impair the rating then assigned to the shares of AMPS by Moody's.

      FAM and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") are owned and controlled by Merrill Lynch & Co., Inc. ("ML & Co."). Because of the affiliation of Merrill Lynch with FAM, each Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the Investment Company Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. An exemptive order has been obtained that permits the Funds to effect principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities subject to conditions set forth in such order. The Funds may consider in the future requesting an order permitting other principal transactions with Merrill Lynch, but there can be no assurance that such application will be made and, if made, that such order would be granted.

Rating Agency Guidelines

      Each Fund intends that, so long as shares of its AMPS are outstanding, the composition of its portfolio will reflect guidelines established by Moody's and S&P in connection with the Fund's receipt of a rating for such shares on or prior to their date of original issue of at least "aaa" from Moody's and AAA from S&P. Moody's and S&P, which are nationally recognized statistical rating organizations, issue ratings for various securities reflecting the perceived creditworthiness of such securities. The guidelines for rating AMPS have been developed by Moody's and S&P in connection with issuances of asset-backed and similar securities, including debt obligations and variable rate preferred stock, generally on a case-by-case basis through discussions with the issuers of these securities. The guidelines are designed to ensure that assets underlying outstanding debt or preferred stock will be varied sufficiently and will be of sufficient quality and amount to justify investment-grade ratings. The guidelines do not have the force of law but have been adopted by each Fund in order to satisfy current requirements necessary for Moody's and S&P to issue the above-described ratings for shares of AMPS, which ratings generally are relied upon by institutional investors in purchasing such securities. The guidelines provide a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the Investment Company Act.

      Each Fund may, but is not required to, adopt any modifications to these guidelines that hereafter may be established by Moody's or S&P. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of the ratings altogether. In addition, any rating agency providing a rating for the shares of AMPS, at any time, may change or withdraw any such rating. As set forth in the Articles Supplementary of each Fund, the Board of Directors, without stockholder approval, may modify certain definitions or restrictions that have been adopted by the Fund pursuant to the rating agency guidelines, provided the Board of Directors has obtained written confirmation from Moody's and S&P that any such change would not impair the ratings then assigned by Moody's and S&P to the AMPS. See "The Reorganization -- Risk Factors and Special Considerations -- Ratings Considerations."

      For so long as any shares of a Fund's AMPS are rated by Moody's or S&P, as the case may be, a Fund's use of options and financial futures contracts and options thereon will be subject to certain limitations mandated by the rating agencies.

Portfolio Composition

      There are small differences in concentration among the categories of issuers of the California Municipal Bonds and Municipal Bonds held in the portfolios of the Funds. For California Insured II, as of August 31, 1999, the highest concentration of California Municipal Bonds and Municipal Bonds was in General Obligation Bonds, Education and Housing, accounting for 31%, 16% and 10% of the Fund's portfolio, respectively; for California Insured, the highest concentration was in General Obligation Bonds, Hospitals/Healthcare and Transportation, accounting for 24%, 14% and 13% of the Fund's portfolio; for California Insured III, the highest concentration was in Water & Sewer Utilities, General Obligation Bonds and Electric & Gas Utilities accounting for 20%, 17% and 11% of the Fund's portfolio; and for California Insured IV, the highest concentration was in General Obligation Bonds, Water & Sewer Utilities and Other Revenue Bonds accounting for 27%, 23% and 9% of the Fund's portfolio.

      Although the investment portfolios of all four Funds must satisfy the same standards of credit quality, the actual securities owned by each Fund are different, as a result of which there are certain differences in the composition of the four investment portfolios. The tables below set forth rating information for the California Municipal Bonds and Municipal Bonds held by each Fund, as of a certain date.

California Insured II

      As of August 31, 1999, approximately 99% of the market value of California Insured II's portfolio was invested in long-term municipal obligations and approximately 1% of the market value of California Insured II's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of California Insured II's long-term municipal obligation investment portfolio as of _____________.

                                                   Number of                Value
S&P*                       Moody's*                 Issues              (in thousands)             Percent
----                       --------                 ------              --------------             -------
AAA                          Aaa                      40                  $214,753                  95.7%
A                              A                       2                     6,598                   2.9
BBB                          Baa                       1                     3,115                   1.4
                                                      --                  --------                 ------
                                                      47                  $224,466                 100.0%
                                                      ==                  ========                 ======

----------
* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations, S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See Exhibit IV -- "Ratings of Municipal Bonds and Commercial Paper."

California Insured

      As of August 31, 1999, approximately 99% of the market value of California Insured's portfolio was invested in long-term municipal obligations and approximately 1% of the market value of California Insured's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of California Insured's long-term municipal obligation investment portfolio as of _____________.

                                                   Number of                Value
S&P*                       Moody's*                 Issues              (in thousands)             Percent
----                       --------                 ------              --------------             -------
AAA                          Aaa                      43                   $193,993                100.0%
                                                      --                   --------                ------
                                                      43                   $193,993                100.0%
                                                      ==                   ========                ======

----------
* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations, S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See Exhibit IV -- "Ratings of Municipal Bonds and Commercial Paper."

California Insured III

      As of August 31, 1999, approximately 92% of the market value of California Insured III's portfolio was invested in long-term municipal obligations and approximately 8% of the market value of California Insured III's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of California Insured III's long-term municipal obligation investment portfolio as of _____________.

                                                   Number of                Value
S&P*                       Moody's*                 Issues              (in thousands)             Percent
----                       --------                 ------              --------------             -------
AAA                          Aaa                      39                  $150,411                  96.5%
AA                            Aa                       1                     2,391                   1.5
BBB                          Baa                       1                     3,115                   2.0
                                                      --                  --------                 -----
                                                      41                  $155,917                 100.0%
                                                      ==                  ========                 =====

* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations, S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See Exhibit IV -- "Ratings of Municipal Bonds and Commercial Paper."

California Insured IV

      As of August 31, 1999, approximately 94% of the market value of California Insured IV's portfolio was invested in long-term municipal obligations and approximately 6% of the market value of California Insured IV's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of California Insured IV's long-term municipal obligation investment portfolio as of _____________.

                                                   Number of                Value
S&P*                       Moody's*                 Issues              (in thousands)             Percent
----                       --------                 ------              --------------             -------
AAA                          Aaa                      51                  $199,130                  97.1%
AA                            Aa                       2                     6,035                   2.9
                                                      --                  --------                 -----
                                                      53                  $205,165                 100.0%
                                                      ==                  ========                 =====

----------
* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations, S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See Exhibit IV -- "Ratings of Municipal Bonds and Commercial Paper."

Portfolio Transactions

      The procedures for engaging in portfolio transactions are the same for each of the Funds. Subject to policies established by the Board of Directors of each Fund, FAM is primarily responsible for the execution of each Fund's portfolio transactions. In executing such transactions, FAM seeks to obtain the best results for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While FAM generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available.

      None of the Funds has any obligation to deal with any broker or dealer in the execution of transactions in portfolio securities. Subject to obtaining the best price and execution, securities firms that provide supplemental investment research to FAM, including Merrill Lynch, may receive orders for transactions by a Fund. Information so received will be in addition to, and not in lieu of, the services required to be performed by FAM under its investment advisory agreements with the Funds, and the expenses of FAM will not necessarily be reduced as a result of the receipt of such supplemental information.

      Each Fund invests in securities that are primarily traded in the over-the-counter markets, and each Fund normally deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the Investment Company Act, except as permitted by exemptive order, persons affiliated with a Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities. Since transactions in the over-the-counter markets usually involve transactions with dealers acting as principals for their own account, the Funds do not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions, except that, pursuant to an exemptive order obtained by FAM, a Fund may engage in principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities. An affiliated person of a Fund may serve as its broker in over-the-counter transactions conducted on an agency basis.

      The Funds also may purchase tax-exempt debt instruments in individually negotiated transactions with the issuers. Because an active trading market may not exist for such securities, the prices that the Funds may pay for these securities or receive on their resale may be lower than that for similar securities with a more liquid market.

      The Board of Directors of each Fund has considered the possibility of recapturing for the benefit of the Funds brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the investment advisory fees paid by the Fund to FAM. After considering all factors deemed relevant, the Directors of each Fund made a determination not to seek such recapture. The Directors will reconsider this matter from time to time.

      Periodic auctions are conducted for the AMPS of each of the Funds by the Auction Agent for the Funds. The auctions require the participation of one or more broker-dealers, each of whom enters into an agreement with the Auction Agent. After each auction, the Auction Agent pays a service charge, from funds provided by the issuing Fund, to each broker-dealer at the annual rate of .25%, calculated on the basis of the purchase price of shares of the relevant AMPS placed by such broker-dealer at such auction.

Portfolio Turnover

      Generally, no Fund purchases securities for short-term trading profits. However, any of the Funds may dispose of securities without regard to the time that they have been held when such action, for defensive or other reasons, appears advisable to FAM. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate results in greater transaction costs, which are borne directly by the Fund, and also has certain tax consequences for stockholders. The portfolio turnover rate for each of the Funds for the periods indicated is set forth below:

            California Insured II         Period
                                      Febuary 27, 1998+             Year
                                         to 6/30/98             Ended 6/30/99
                                      -----------------         -------------
                                           64.17%                  82.36%

            California Insured             Period
                                     September 19, 1997+            Year
                                         to 8/31/98             Ended 8/31/99
                                     -------------------        -------------
                                           71.37%                   ____%



            California Insured III         Period
                                     September 25, 1998+
                                         to 5/31/99
                                     -------------------
                                           60.32%



            California Insured IV          Period
                                      January 29, 1999+
                                         to 9/30/99
                                      -----------------
                                             --%

----------
+     Commencement of operations

Net Asset Value

      The net asset value per share of Common Stock of each Fund is determined after the close of business on the NYSE (generally, 4:00 p.m., Eastern time) on the last business day in each week. For purposes of determining the net asset value of a share of Common Stock of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of AMPS is divided by the total number of shares of Common Stock outstanding at such time. Expenses, including the fees payable to FAM, are accrued daily.

      The California Municipal Bonds and Municipal Bonds in which each Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, each Fund uses the valuations of portfolio securities furnished by a pricing service approved by its Board of Directors. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. California Municipal Bonds and Municipal Bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of each Fund under the general supervision of the Board of Directors of the Fund. The Board of Directors of each Fund has determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities. Positions in futures contracts are valued at closing prices for such contracts established by the exchange on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods determined in good faith by the Board of Directors of each Fund.

      Each Fund determines and makes available for publication the net asset value of its Common Stock weekly. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in debt securities are published in Barron's, the Monday edition of The Wall Street Journal, and the Monday and Saturday editions of The New York Times.

Capital Stock

      Each of the Funds has outstanding both Common Stock and AMPS. The Common Stock of each of the Funds is traded on the NYSE. The shares of California Insured II Common Stock commenced trading on the NYSE on March 2, 1998. As of August 31, 1999, the net asset value per share of California Insured II Common Stock was $13.62 and the market price per share was $13.25. The shares of California Insured Common Stock commenced trading on the NYSE on September 22, 1997. As of August 31, 1999, the net asset value per share of California Insured Common Stock was $14.13 and the market price per share was $14.00. The shares of California Insured III Common Stock commenced trading on the NYSE on September 28, 1998. As of August 31, 1999, the net asset value per share of California Insured III Common Stock was $12.96 and the market price per share was $12.9375. The shares of California Insured IV Common Stock commenced trading on the NYSE on February 8, 1999. As of August 31, 1999, the net asset value per share of California Insured IV Common Stock was $13.04 and the market price per share was $13.4375.

      Each Fund is authorized to issue 200,000,000 shares of capital stock, all of which shares initially were classified as Common Stock. The Board of Directors of each Fund is authorized to classify or reclassify any unissued shares of capital stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption. In connection with each respective Fund's offering of shares of AMPS, California Insured II reclassified 3,840 shares of unissued capital stock as AMPS, California Insured reclassified 3,200 shares of unissued capital stock as AMPS, California Insured III reclassified 2,960 shares of unissued capital stock as AMPS and California Insured IV reclassified 3,640 shares of unissued capital stock as AMPS.

      Common Stock

      Holders of each Fund's Common Stock are entitled to share equally in dividends declared by the Fund's Board of Directors payable to holders of the Common Stock and in the net assets of the Fund available for distribution to holders of the Common Stock after payment of the preferential amounts payable to holders of any outstanding preferred stock. See "Voting Rights" and "Liquidation Rights of Holders of AMPS" below. Holders of a Fund's Common Stock do not have preemptive or conversion rights and shares of a Fund's Common Stock are not redeemable. The outstanding shares of Common Stock of each Fund are fully paid and nonassessable.

      So long as any shares of a Fund's AMPS or any other preferred stock are outstanding, holders of the Fund's Common Stock will not be entitled to receive any dividends of or other distributions from the Fund unless all accumulated dividends on outstanding shares of the Fund's AMPS and any other preferred stock have been paid, and unless asset coverage (as defined in the Investment Company
Act) with respect to such AMPS and any other preferred stock would be at least 200% after giving effect to such distributions.

      Preferred Stock

      The AMPS of each of the Funds have a similar structure. The AMPS of each Fund are shares of preferred stock of the Fund that entitle their holders to receive dividends when, as and if declared by the Board of Directors, out of funds legally available therefor, at a rate per annum that may vary for the successive dividend periods. The AMPS of all of the Funds have liquidation preferences of $25,000 per share; none of the Fund's AMPS are traded on any stock exchange or over-the-counter. Each Fund's AMPS can be purchased at an auction or through broker-dealers who maintain a secondary market in the AMPS.

      Auctions generally have been held and will be held every seven days for the AMPS of each of the Funds, unless the applicable Fund elects, subject to certain limitations, to declare a special dividend period. The following table provides information about the dividend rates for each series of AMPS of each of the Funds as of a recent auction.

                                                                Dividend
     Auction Date                     Fund             Series     Rate
     ------------             ----------------------   ------   --------
     September 20, 1999       California Insured II       A      3.40%
     September 17, 1999       California Insured II       B      3.00%
     September 20, 1999       California Insured          A      3.40%
     September 23, 1999       California Insured          B      3.60%
     September 21, 1999       California Insured III      A      3.10%
     September 22, 1999       California Insured III      B      3.10%
     September 21, 1999       California Insured IV       A      3.00%
     September 20, 1999       California Insured IV       B      3.40%

      Under the Investment Company Act, each Fund is permitted to have outstanding more than one series of preferred stock as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends. Holders of a Fund's preferred stock do not have preemptive rights to purchase any shares of AMPS or any other preferred stock that might be issued. The net asset value per share of a Fund's AMPS equals its liquidation preference plus accumulated dividends per share.

      The redemption provisions pertaining to the AMPS of each Fund are substantially similar. It is anticipated that shares of AMPS of each Fund will generally be redeemable at the option of the Fund at a price equal to their liquidation preference of $25,000 per share plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption plus, under certain circumstances, a redemption premium. Shares of AMPS will also be subject to mandatory redemption at a price equal to their liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption upon the occurrence of certain specified events, such as the failure of the Fund to maintain the asset coverage for the AMPS specified by Moody's and S&P in connection with their issuance of ratings on the AMPS.

Certain Provisions of the Charter

      Each Fund's Charter includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A Director may be removed from office with or without cause by vote of the holders of at least 66 2/3% of the votes entitled to be voted on the matter. A Director elected by all of the holders of capital stock may be removed only by action of such holders, and a Director elected by the holders of AMPS and any other preferred stock may be removed only by action of the holders of AMPS and any other preferred stock.

      In addition, the Charter of each Fund requires the favorable vote of the holders of at least 66 2/3% of all of the Fund's shares of capital stock, then entitled to be voted, voting as a single class, to approve, adopt or authorize the following:

      o a merger or consolidation or statutory share exchange of the Fund with any other corporation or entity,

      o a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities), or

      o     a liquidation or dissolution of the Fund,


unless such action has been approved, adopted or authorized by the affirmative vote of at least two-thirds of the total number of Directors fixed in accordance with the by-laws, in which case the affirmative vote of a majority of all of the votes entitled to be cast by stockholders of the Fund, voting as a single class, is required. Such approval, adoption or authorization of the foregoing also would require the favorable vote of at least a majority of the Fund's shares of preferred stock then entitled to be voted thereon, including the AMPS, voting as a separate class.

      In addition, conversion of a Fund to an open-end investment company would require an amendment to the Fund's Charter. The amendment would have to be declared advisable by the Board of Directors prior to its submission to stockholders. Such an amendment would require the affirmative vote of the holders of at least 66 2/3% of the Fund's outstanding shares of capital stock (including the AMPS and any other preferred stock) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by at least two-thirds of the total number of Directors fixed in accordance with the by-laws), and the affirmative vote of at least a majority of outstanding shares of preferred stock of a Fund (including the AMPS), voting as a separate class. Such a vote also would satisfy a separate requirement in the Investment Company Act that the change be approved by the stockholders. Stockholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the Investment Company Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions will be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption and the Common Stock no longer would be listed on a stock exchange. Conversion to an open-end investment company would also require redemption of all outstanding shares of preferred stock (including the AMPS) and would require changes in certain of the Fund's investment policies and restrictions, such as those relating to the issuance of senior securities, the borrowing of money and the purchase of illiquid securities.

      The Board of Directors of each Fund has determined that the 66 2/3% voting requirements described above, which are greater than the minimum requirements under Maryland law or the Investment Company Act, are in the best interests of stockholders generally. Reference should be made to the Charter of each Fund on file with the SEC for the full text of these provisions.

Management of the Funds

      Directors and Officers. The Boards of Directors of California Insured, California Insured III and California Insured IV currently consist of the same seven persons, five of whom are not "interested persons," as defined in the Investment Company Act, of any of those Funds. The Board of Directors of California Insured II currently consists of seven persons, five of whom are not "interested persons" of California Insured II. Terry K. Glenn serves as a Director and President of each of the Funds, and Arthur Zeikel serves as a Director of each of the Funds. The Directors of each Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act and under applicable Maryland law. The Funds have the same slate of officers with a few exceptions. For further information regarding the Directors and officers of each Fund, see "Item 2. Election of Directors" and
Exhibit I -- "Information Pertaining to Each Fund."

      Robert A. DiMella serves as the portfolio manager for California Insured II and California Insured. Robert A. DiMella and Walter C. O'Connor serve as the portfolio managers for California Insured III and California Insured IV. Mr. DiMella will continue to serve as the portfolio manager of the combined fund after the Reorganization. The portfolio managers are primarily responsible for the management of the applicable Fund's portfolio. Biographical information about Messrs. DiMella and O'Connor is contained in Exhibit I -- "Information Pertaining to Each Fund."

      Management and Advisory Arrangements. FAM, which is owned and controlled by ML & Co., serves as the investment adviser for each of the Funds pursuant to separate investment advisory agreements that, except for their termination dates, are identical. FAM provides each Fund with the same investment advisory and management services. The Asset Management Group of ML & Co. (which includes
FAM) acts as the investment adviser to more than 100 other registered investment companies and offers services to individuals and institutional accounts. As of ________, the Asset Management Group had a total of approximately $_____ billion in investment company and other portfolio assets under management (approximately $_______ billion of which were invested in municipal securities). This amount includes assets managed for certain affiliates of FAM. FAM is a limited partnership, the partners of which are ML & Co. and Princeton Services, Inc. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

      Each Fund's investment advisory agreement with FAM provides that, subject to the supervision of the Board of Directors of the Fund, FAM is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security for each Fund rests with FAM, subject to review by the Board of Directors of the Fund.

      FAM provides the portfolio management for each of the Funds. Such portfolio management considers analyses from various sources (including brokerage firms with which each Fund does business), makes the necessary investment decisions, and places orders for transactions accordingly. FAM also is responsible for the performance of certain administrative and management services for each Fund.

      For the services provided by FAM under each Fund's investment advisory agreement, the Fund pays a monthly fee at an annual rate of .55 of 1% of the Fund's average weekly net assets (i.e., the average weekly value of the total assets of the Fund, including assets acquired from the sale of preferred stock, minus the sum of accrued liabilities of the Fund and accumulated dividends on its shares of preferred stock). For purposes of this calculation, average weekly net assets are determined at the end of each month on the basis of the average net assets of the Fund for each week during the month. The assets for each weekly period are determined by averaging the net assets at the last business day of a week with the net assets at the last business day of the prior week.

      Each Fund's investment advisory agreement obligates FAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Directors of the Fund who are affiliated persons of FAM or any of its affiliates. Each Fund pays all other expenses incurred in the operation of the Fund, including, among other things, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, stock certificates and stockholder reports, charges of the custodian and the transfer agent, dividend disbursing agent and registrar, fees and expenses with respect to the issuance of AMPS, SEC fees, fees and expenses of unaffiliated Directors, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Fund. FAM provides accounting services to each Fund, and each Fund reimburses FAM for its respective costs in connection with such services.

      Unless earlier terminated as described below, the investment advisory agreement between each Fund and FAM will continue from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund's Common Stock and AMPS, voting together as a single class, and (b) by a majority of the Directors of the Fund who are not parties to such contract or "interested persons," as defined in the Investment Company Act, of any such party. The contract is not assignable and it may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the stockholders of the Fund.

      Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which FAM or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by FAM for a Fund or other funds for which it acts as investment adviser or for advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by FAM (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

Code of Ethics

      The Board of Directors of each of the Funds has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act that incorporates the Code of Ethics of FAM (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of FAM and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

      The Codes require that all employees of FAM preclear any personal securities investment (with limited exceptions, such as U.S. Government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of FAM include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by FAM. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of each of the Funds within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

Voting Rights

      Voting rights are identical for the holders of shares of each Fund's Common Stock. Holders of each Fund's Common Stock are entitled to one vote for each share held and will vote with the holders of any outstanding shares of the Fund's AMPS or other preferred stock on each matter submitted to a vote of holders of Common Stock, except as set forth below.

      Stockholders of each Fund are entitled to one vote for each share held. The shares of each Fund's Common Stock, AMPS and any other preferred stock do not have cumulative voting rights, which means that the holders of more than 50% of the shares of a Fund's Common Stock, AMPS and any other preferred stock voting for the election of Directors can elect all of the Directors standing for election by such holders, and, in such event, the holders of the remaining shares of a Fund's Common Stock, AMPS and any other preferred stock will not be able to elect any of such Directors.

      Voting rights of the holders of each Fund's AMPS are identical. Except as otherwise indicated below, and except as otherwise required by applicable law, holders of shares of a Fund's AMPS will be entitled to one vote per share on each matter submitted to a vote of the Fund's stockholders and will vote together with the holders of shares of the Fund's Common Stock as a single class.

      In connection with the election of a Fund's Directors, holders of shares of a Fund's AMPS, voting separately as a class, shall be entitled at all times to elect two of the Fund's Directors, and the remaining Directors will be elected by holders of shares of the Fund's Common Stock and shares of the Fund's AMPS and any other preferred stock, voting together as a single class. In addition, if at any time dividends on outstanding shares of a Fund's AMPS shall be unpaid in an amount equal to at least two full years' dividends thereon or if at any time holders of any shares of a Fund's preferred stock are entitled, together with the holders of shares of the Fund's AMPS, to elect a majority of the Directors of the Fund under the Investment Company Act, then the number of Directors constituting the Board of Directors automatically shall be increased by the smallest number that, when added to the two Directors elected exclusively by the holders of shares of AMPS and any other preferred stock as described above, would constitute a majority of the Board of Directors as so increased by such smallest number, and at a special meeting of stockholders which will be called and held as soon as practicable, and at all subsequent meetings at which Directors are to be elected, the holders of shares of the Fund's AMPS and any other preferred stock, voting separately as a class, will be entitled to elect the smallest number of additional Directors that, together with the two Directors which such holders in any event will be entitled to elect, constitutes a majority of the total number of Directors of the Fund as so increased. The terms of office of the persons who are Directors at the time of that election will continue. If the Fund thereafter shall pay, or declare and set apart for payment in full, all dividends payable on all outstanding shares of AMPS and any other preferred stock for all past dividend periods, the additional voting rights of the holders of shares of AMPS and any other preferred stock as described above shall cease, and the terms of office of all of the additional Directors elected by the holders of shares of AMPS and any other preferred stock (but not of the Directors with respect to whose election the holders of shares of Common Stock were entitled to vote or the two Directors the holders of shares of AMPS and any other preferred stock have the right to elect in any event) will terminate automatically.

      The affirmative vote of the holders of a majority of the outstanding shares of a Fund's AMPS, voting as a separate class, will be required to (i) authorize, create or issue any class or series of stock ranking prior to any series of preferred stock with respect to payment of dividends or the distribution of assets on liquidation or (ii) amend, alter or repeal the provisions of the Charter, whether by merger, consolidation or otherwise, so as to adversely affect any of the contract rights expressly set forth in the Charter of holders of preferred stock.

Stockholder Inquiries

      Stockholder inquiries with respect to any of the Funds may be addressed to such Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

Dividends and Distributions

      The Funds' current policies with respect to dividends and distributions relating to shares of their Common Stock are identical. Each Fund intends to distribute all of its net investment income. Dividends from such net investment income are declared and paid monthly to holders of a Fund's Common Stock. Monthly distributions to holders of a Fund's Common Stock normally consist of substantially all of the net investment income remaining after the payment of dividends on the Fund's AMPS. All net realized long-term or short-term capital gains, if any, are distributed at least annually, pro rata to holders of shares of a Fund's Common Stock and AMPS. While any shares of a Fund's AMPS are outstanding, the Fund may not declare any cash dividend or other distribution on the Fund's Common Stock, unless at the time of such declaration (1) all accumulated dividends on the Fund's AMPS have been paid, and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the Fund's outstanding shares of AMPS. This limitation on a Fund's ability to make distributions on its Common Stock under certain circumstances could impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company under the Federal tax laws which would have an adverse impact on stockholders. See "Comparison of the Funds -- Tax Rules Applicable to the Funds and their Stockholders."

      Similarly, the Funds' current policies with respect to dividends and distributions on shares of their AMPS are identical. The holders of shares of a Fund's AMPS are entitled to receive, when, as and if declared by the Board of Directors of the Fund, out of funds legally available therefor, cumulative cash dividends on their shares. Dividends on a Fund's shares of AMPS so declared and payable shall be paid (i) in preference to and in priority over any dividends so declared and payable on the Fund's Common Stock, and (ii) to the extent permitted under the Code and to the extent available, out of net tax-exempt income earned on the Fund's investments. Dividends for each Fund's AMPS are paid through The Depository Trust Company ("DTC") (or a successor securities depository) on each dividend payment date. DTC's normal procedures now provide for it to distribute dividends in same-day funds to agent members, who in turn are expected to distribute such dividends to the person for whom they are acting as agent in accordance with the instructions of such person. Prior to each dividend payment date, the relevant Fund is required to deposit with the Auction Agent sufficient funds for the payment of such declared dividends. None of the Funds intends to establish any reserves for the payment of dividends, and no interest will be payable in respect of any dividend payment or payment on the shares of a Fund's AMPS which may be in arrears.

      Dividends paid by each Fund, to the extent paid from tax-exempt income earned on California Municipal Bonds, are exempt from Federal income tax and California income taxes, subject to the possible application of the Federal alternative minimum tax. However, each Fund is required to allocate net capital gains and other income subject to regular Federal income tax and California income taxes, if any, proportionately between shares of its Common Stock and shares of its AMPS in accordance with the current position of the IRS described herein. See "Tax Rules Applicable to the Funds and their Shareholders" below. Each Fund notifies the Auction Agent of the amount of any net capital gains or other taxable income to be included in any dividend on shares of AMPS prior to the auction establishing the applicable rate for such dividend. The Auction Agent in turn notifies each broker-dealer whenever it receives any such notice from a Fund, and each broker-dealer then notifies its customers who are holders of the Fund's AMPS. Each Fund also may include such income in a dividend on shares of its AMPS without giving advance notice thereof if it increases the dividend by an additional amount to offset the tax effect thereof. The amount of taxable income allocable to shares of a Fund's AMPS will depend upon the amount of such income realized by the Fund and other factors, but generally is not expected to be significant.

      For information concerning the manner in which dividends and distributions to holders of each Fund's Common Stock may be reinvested automatically in shares of the Fund's Common Stock, see "Automatic Dividend Reinvestment Plan" below. Dividends and distributions will be subject to tax treatment as discussed below, whether they are reinvested in shares of a Fund or received in cash.

      If any Fund retroactively allocates any net capital gains or other income subject to regular Federal income tax and California income taxes to shares of its AMPS without having given advance notice thereof as described above, which only may happen when such allocation is made as a result of the redemption of all or a portion of the outstanding shares of its AMPS or the liquidation of the Fund, the Fund will make certain payments to holders of shares of its AMPS to which such allocation was made to offset substantially the tax effect thereof. In no other instances will the Fund be required to make payments to holders of shares of its AMPS to offset the tax effect of any reallocation of net capital gains or other taxable income.

Automatic Dividend Reinvestment Plan

      Pursuant to each Fund's Automatic Dividend Reinvestment Plan (each, a "Plan"), unless a holder of a Fund's Common Stock elects otherwise, all dividend and capital gains distributions are automatically reinvested by either The Bank of New York or State Street Bank and Trust Company, as applicable, as agent for stockholders in administering the Plan (as applicable, the "Plan Agent"), in additional shares of the Fund's Common Stock. The Bank of New York is the Plan Agent for California Insured II and will be the Plan Agent following the Reorganization. Holders of a Fund's Common Stock who elect not to participate in the Plan receive all distributions in cash paid by check mailed directly to the stockholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by The Bank of New York or State Street Bank and Trust Company, as applicable, as dividend paying agent. Such stockholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to The Bank of New York or State Street Bank and Trust Company, as applicable, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared dividend or capital gains distribution.

      Whenever a Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan receive cash, and participants in the Plan receive the equivalent in shares of the Fund's Common Stock. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of the Fund's Common Stock from the Fund ("newly-issued shares") or (ii) by purchase of outstanding shares of the Fund's Common Stock on the open market ("open-market purchases"), on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share of the Fund's Common Stock is equal to or less than the market price per share of the Fund's Common Stock plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent invests the dividend amount in newly-issued shares on behalf of the participant. The number of newly-issued shares of the Fund's Common Stock to be credited to the participant's account is determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then-current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent invests the dividend amount in shares acquired on behalf of the participant in open-market purchases.

      In the event of a market discount on the dividend payment date, the Plan Agent has until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. Each Fund intends to pay monthly income dividends. Therefore, the period during which open-market purchases can be made exists only from the payment date on the dividend through the date before the next "ex-dividend" date, which typically is approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a share of a Fund's Common Stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly-issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent ceases making open-market purchases and invests the uninvested portion of the dividend amount in newly-issued shares at the close of business on the last purchase date.

      The Plan Agent maintains all stockholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by stockholders for tax records. Shares in the account of each Plan participant are held by the Plan Agent in non-certificated form in the name of the participant, and each stockholder's proxy includes those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

      In the case of stockholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholders as representing the total amount registered in the record stockholder's name and held for the account of beneficial owners who are to participate in the Plan.

      There are no brokerage charges with respect to shares issued directly by any Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

      The automatic reinvestment of dividends and distributions does not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Comparison of the Funds -- Tax Rules Applicable to the Funds and their Stockholders."

      Stockholders participating in the Plan may receive benefits not available to stockholders not participating in the Plan. If the market price (plus commissions) of a Fund's shares of Common Stock is higher than net asset value, participants in the Plan receive shares of the Fund's Common Stock at less than they otherwise could purchase them and have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is less than net asset value, participants receive distributions of shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions of shares at prices below the net asset value. Also, since the Funds normally do not redeem their shares, the price on resale may be more or less than the net asset value. See "Comparison of the Funds -- Tax Rules Applicable to the Funds and their stockholders" for a discussion of the tax consequences of the Plan.

      Each Fund reserves the right to amend or terminate its Plan. There is no direct service charge to participants in the Plan; however, each Fund reserves the right to amend its Plan to include a service charge payable by the participants.

      After the Reorganization, a holder of shares of an Acquired Fund who has elected to receive dividends in cash will continue to receive dividends in cash; all other holders will have their dividends automatically reinvested in shares of the combined fund. However, if a stockholder owns shares in an Acquired Fund and in California Insured II, after the Reorganization, the stockholder's election with respect to the dividends of California Insured II will control unless the stockholder specifically elects a different option at that time. Following the Reorganization, all correspondence should be directed to the Plan Agent, The Bank of New York, at 101 Barclay Street, New York, New York 10286.

Mutual Fund Investment Option

      A holder of Common Stock of any Fund, who purchased his or her shares through Merrill Lynch in the Fund's initial public offering, has the right to reinvest the net proceeds from a sale of such shares in Class D shares of certain Merrill Lynch-sponsored open-end funds without the imposition of an initial sales charge, if certain conditions are satisfied. A holder of Common Stock of an Acquired Fund who qualifies for this option will have the same option with respect to the shares of California Insured II Common Stock received in the Reorganization.

Liquidation Rights of Holders of AMPS

      Upon any liquidation, dissolution or winding up of any Fund, whether voluntary or involuntary, the holders of shares of the Fund's AMPS will be entitled to receive, out of the assets of the Fund available for distribution to stockholders, before any distribution or payment is made upon any shares of the Fund's Common Stock or any other capital stock of the Fund ranking junior in right of payment upon liquidation to AMPS, $25,000 per share together with the amount of any dividends accumulated but unpaid (whether or not earned or declared) thereon to the date of distribution, and after such payment the holders of AMPS will be entitled to no other payments except for any additional dividends. If such assets of the Fund shall be insufficient to make the full liquidation payment on the AMPS and liquidation payments on any other outstanding class or series of preferred stock of the Fund ranking on a parity with the AMPS as to payment upon liquidation, then such assets will be distributed among the holders of shares of AMPS and the holders of shares of such other class or series ratably in proportion to the respective preferential amounts to which they are entitled. After payment of the full amount of liquidation distribution to which they are entitled, the holders of shares of a Fund's AMPS will not be entitled to any further participation in any distribution of assets by the Fund except for any additional dividends. A consolidation, merger or share exchange of a Fund with or into any other entity or entities or a sale, whether for cash, shares of stock, securities or properties, of all or substantially all or any part of the assets of the Fund shall not be deemed or construed to be a liquidation, dissolution or winding up of the Fund for this purpose.

Tax Rules Applicable to the Funds and their Stockholders

      The tax consequences of investing in shares of Common Stock or AMPS of each of the Funds are identical. Each of the Funds has elected and qualified (except for California Insured IV, which will elect in its first tax return and will qualify) for the special tax treatment afforded RICs under the Code. As a result, in any taxable year in which they distribute an amount equal to at least 90% of taxable net income and 90% of tax-exempt net income (see below), the Funds are not subject to Federal income tax to the extent that they distribute their net investment income and net realized capital gains. In all taxable years through the taxable year of the Reorganization, each Fund has distributed substantially all of its income. California Insured II intends to continue to distribute substantially all of its income following the Reorganization.

      Each Fund is qualified to pay "exempt-interest dividends" as defined in
Section 852(b)(5) of the Code. Under such section, if, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations") under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund is qualified to pay exempt-interest dividends to its stockholders. Exempt-interest dividends are dividends or any part thereof paid by a Fund which are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to stockholders within 60 days after the close of its taxable year. To the extent that the dividends distributed to a Fund's stockholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they are excludable from a stockholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security benefits and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry a Fund's shares is not deductible for Federal income tax purposes to the extent attributable to exempt-interest dividends. A tax adviser should be consulted with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a stockholder would be treated as a "substantial user" or "related person" under Code Section 147(a) with respect to property financed with the proceeds from an issue of "industrial development bonds" or "private activity bonds," if any, held by a Fund.

      So long as, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets consists of California Municipal Bonds, the portion of exempt-interest dividends paid from interest received by a Fund from California Municipal Bonds also is exempt from California income tax. However, exempt-interest dividends paid to a corporate stockholder are subject to California state franchise tax and will not be exempt from California taxation. Stockholders subject to income taxation by states other than California realize a lower after-tax rate of return than California stockholders since the dividends distributed by a Fund generally are not exempt, to any significant degree, from income taxation by such other states. Each Fund informs its stockholders annually as to the portion of the Fund's distributions that constitutes exempt-interest dividends and the portion that is exempt from California income taxes. Interest on indebtedness incurred or continued to purchase or carry a Fund's shares is not deductible for Federal income tax or California personal income tax purposes to the extent attributable to exempt-interest dividends.

      The IRS, in a revenue ruling, held that certain AMPS would be treated as stock for Federal income tax purposes. The terms of the currently outstanding AMPS of each of the Funds, as well as the Series C, D and E AMPS to be issued by California Insured II, are substantially similar, but not identical, to the AMPS discussed in the revenue ruling. In the opinion of Brown & Wood LLP, counsel to all four Funds, the shares of each Fund's currently outstanding AMPS, as well as the Series C, D and E AMPS to be issued by California Insured II, constitute stock, and distributions with respect to shares of such AMPS (other than distributions in redemption of shares of AMPS subject to Section 302(b) of the
Code) will constitute dividends to the extent of current and accumulated earnings and profits as calculated for Federal income tax purposes. Nevertheless, the IRS could take a contrary position, asserting, for example, that the shares of AMPS constitute debt. If this position were upheld, the discussion of the treatment of distributions below would not apply to holders of shares of AMPS. Instead, distributions by each Fund to holders of shares of its AMPS would constitute interest, whether or not they exceed the earnings and profits of the Fund, would be included in full in the income of the recipient and taxed as ordinary income. Counsel believes that such a position, if asserted by the IRS, would be unlikely to prevail.

      To the extent that a Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered taxable ordinary income for Federal income tax and California income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in futures or options ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time the stockholder has owned Fund shares, and for California income tax purposes will be treated as capital gains which are taxed at ordinary income rates. Certain categories of capital gains are taxable at different rates for Federal income tax purposes. Generally not later than 60 days after the close of its taxable year, a Fund provides its shareholders with a written notice designating the amounts of any exempt-interest dividends and capital gain dividends, as well as any amount of capital gain dividends in the different categories of capital gain referred to above. Distributions by a Fund, whether from exempt-interest income, ordinary income or capital gains, are not eligible for the dividends received deduction for corporations under the Code.

      A loss realized on a sale or exchange of shares of a Fund is disallowed if other Fund shares are acquired (whether under the Automatic Dividend Reinvestment Plan or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

      All or a portion of a Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by stockholders. Any loss upon the sale or exchange of Fund shares held for six months or less is treated as long-term capital loss to the extent of exempt-interest dividends received by the stockholder. In addition, such loss is disallowed to the extent of any capital gain dividends received by the stockholder. Distributions in excess of a Fund's earnings and profits first will reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). If a Fund pays a dividend in January which was declared in the previous October, November or December to stockholders of record on a specified date in one of such months, then such dividend is treated for tax purposes as paid by the Fund and received by its stockholders on December 31 of the year in which such dividend was declared.

      The IRS has taken the position in a revenue ruling that if a RIC has two or more classes of shares it may designate distributions made to each class in any year as consisting of no more than such class' proportionate share of particular types of income, including exempt-interest dividends and capital gain dividends. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the RIC during such year that was paid to such class. Consequently, when Common Stock and one or more series of AMPS are outstanding, each Fund intends to designate distributions made to the classes as consisting of particular types of income in accordance with each class's proportionate share of such income. After the Reorganization, California Insured II will, likewise, so designate distributions with respect to its Common Stock and its AMPS, Series A, B, C, D and E. Each Fund may notify the Auction Agent of the amount of any net capital gains and other taxable income to be included in any dividend on shares of its AMPS prior to the auction establishing the applicable rate for such dividend. Except for the portion of any dividend that a Fund informs the Auction Agent will be treated as capital gains or other taxable income, the dividends paid on the shares of AMPS constitute exempt-interest dividends. Alternatively, each Fund may include such income in a dividend on shares of its AMPS without giving advance notice thereof if it increases the dividend by an additional amount to offset the tax effect thereof. The amount of net capital gains and ordinary income allocable to shares of a Fund's AMPS (the "taxable distribution") depends upon the amount of such gains and income realized by the Fund and the total dividends paid by the Fund on shares of its Common Stock and shares of its AMPS during a taxable year, but the taxable distribution generally is not significant.

      In the opinion of Brown & Wood LLP, counsel to all four Funds, under current law the manner in which each Fund allocates, and California Insured II will allocate, items of tax-exempt income, net capital gains, and other taxable income, if any, among shares of Common Stock and outstanding AMPS (including, for California Insured II, Series A and B AMPS and the newly issued series of
AMPS) will be respected for Federal income tax purposes. However, the tax treatment of additional dividends may affect a Fund's calculation of each class' allocable share of capital gains and other taxable income. In addition, there is currently no direct guidance from the IRS or other sources specifically addressing whether a Fund's method for allocating tax-exempt income, net capital gains and other taxable income among shares of Common Stock and the outstanding series of AMPS will be respected for Federal income tax purposes, and it is possible that the IRS could disagree with counsel's opinion and attempt to reallocate a Fund's net capital gains or other taxable income. In the event of a reallocation, some of the dividends identified by a Fund as exempt-interest dividends to holders of shares of its AMPS could be recharacterized as additional capital gains or other taxable income. In the event of such recharacterization, a Fund is not required to make payments to such stockholders to offset the tax effect of such reallocation. In addition, a reallocation could cause a Fund to be liable for income tax and excise tax on all reallocated taxable income. Brown & Wood LLP has advised each Fund that, in its opinion, if the IRS were to challenge in court a Fund's allocations of income and gain, the IRS would be unlikely to prevail. The opinion of Brown & Wood LLP, however, represents only its best legal judgment and is not binding on the IRS or the courts.

      The Code requires a RIC to pay a nondeductible 4% excise tax to the extent it does not distribute during each calendar year 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined in general, on an October 31 year-end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a RIC. The excise tax, therefore, generally does not apply to the tax-exempt income of RICs, such as the Funds, that pay exempt-interest dividends.

      The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. "Private activity bonds" are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference" which could subject investors in such bonds, including stockholders of the Funds, to an increased Federal alternative minimum tax. Each Fund purchases such "private activity bonds" and reports to stockholders within 60 days after calendar year-end the portion of its dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings" which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by a Fund is included in adjusted current earnings, a corporate stockholder may be required to pay a Federal alternative minimum tax on exempt-interest dividends paid by such Fund.

      Each of the Funds may invest in instruments the return on which includes nontraditional features such as indexed principal or interest payments ("nontraditional instruments"). These instruments may be subject to special tax rules under which each of the Funds may be required to accrue and distribute income before amounts due under the obligations are paid. In addition, it is possible that all or a portion of the interest payments on such nontraditional instruments could be recharacterized as taxable ordinary income.

      If at any time when shares of AMPS are outstanding a Fund does not meet the asset coverage requirements of the Investment Company Act, the Fund will be required to suspend distributions to holders of Common Stock until the asset coverage is restored. See "Dividends and Distributions." This may prevent such Fund from distributing at least 90% of its net investment income and may, therefore, jeopardize the Fund's qualification for taxation as a RIC. If a Fund were to fail to qualify as a RIC, some or all of the distributions paid by the Fund would be fully taxable to stockholders for Federal income and California income tax purposes. Upon any failure to meet the asset coverage requirements of the Investment Company Act, a Fund, in its sole discretion, may redeem shares of AMPS in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its stockholders of failing to qualify as a RIC. There can be no assurance, however, that any such action would achieve such objectives.

      As noted above, a Fund must distribute annually at least 90% of its net taxable and tax-exempt interest income. A distribution will only be counted for this purpose if it qualifies for the dividends paid deduction under the Code. Some types of preferred stock that the Funds have issued and that California Insured II contemplates issuing may raise an issue as to whether distributions on such preferred stock are "preferential" under the Code and, therefore, not eligible for the dividends paid deduction. Counsel has advised the Funds that the outstanding preferred stock and the preferred stock to be issued by California Insured II will not result in the payment of a preferential dividend. If a Fund ultimately relies solely on a legal opinion when it issues such preferred stock, there is no assurance that the IRS would agree that dividends on the preferred stock are not preferential. If the IRS successfully disallowed the dividends paid deduction for dividends on the preferred stock, the Funds could be disqualified as RICs. In this case, dividends paid by the Funds on the Common Stock and the AMPS would not be exempt from Federal income taxes. Additionally, the Funds would be subject to the Federal alternative minimum tax.

      Under certain circumstances when a Fund is required to allocate taxable income to the AMPS, it will pay Additional Distributions to holders of shares of AMPS. The Federal income tax consequences of Additional Distributions under existing law are uncertain. The Funds treat and California Insured II intends to continue to treat a holder as receiving a dividend distribution in the amount of any Additional Distribution only as and when such Additional Distribution is paid. An Additional Distribution generally is designated by a Fund as an exempt-interest dividend except as otherwise required by applicable law. However, the IRS may assert that all or part of an Additional Distribution is a taxable dividend either in the taxable year for which the allocation of taxable income is made or in the taxable year in which the Additional Distribution is paid.

      The value of shares acquired pursuant to a Fund's dividend reinvestment plan is generally excluded from gross income to the extent that the cash amount reinvested would be excluded from gross income. If, when a Fund's shares are trading at a premium over net asset value, the Fund issues shares pursuant to the dividend reinvestment plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of such discount (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all of the shareholders, including shareholders who do not participate in the Fund's dividend reinvestment plan. Thus, shareholders who do not participate in the dividend reinvestment plan, as well as dividend reinvestment plan participants, might be required to report as ordinary income a portion of their distributions equal to the allocable share of the discount.

      Under certain provisions of the Code, some stockholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, stockholders subject to backup withholding will be those for whom no taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such stockholder is not otherwise subject to backup withholding.

      Ordinary income dividends paid to stockholders who are nonresident aliens or foreign entities are subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

      The Code provides that every stockholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Funds) during the taxable year.

      Tax Treatment of Options and Futures Transactions. Each Fund may purchase or sell municipal bond index financial futures contracts and interest rate financial futures contracts on U.S. Government securities. Each Fund may also purchase and write call and put options on such financial futures contracts. In general, unless an election is available to a Fund or an exception applies, such options and financial futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or financial futures contract will be treated as sold for its fair market value on the last day of the taxable year, and any gain or loss attributable to Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by a Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by a Fund solely to reduce the risk of changes in price or interest rates with respect to its investments.

      Code Section 1092, which applies to certain "straddles," may affect the taxation of a Fund's sales of securities and transactions in financial futures contracts and related options. Under Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or the related options.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations and California income and corporate franchise tax laws presently in effect. For the complete provisions, reference should be made to the pertinent Code sections, the Treasury Regulations promulgated thereunder and the applicable tax laws. The Code and the Treasury Regulations, as well as the California income and corporate franchise tax laws, are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

      Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local tax consequences of an investment in a Fund.

AGREEMENT AND PLAN OF REORGANIZATION

General

      Under the Agreement and Plan of Reorganization (attached hereto as Exhibit
II), (i) California Insured II will acquire substantially all of the assets, and will assume substantially all of the liabilities, of California Insured, in exchange solely for shares of an equal aggregate value of California Insured II Common Stock and California Insured II Series C AMPS to be issued by California Insured II, (ii) California Insured II will acquire substantially all of the assets, and will assume substantially all of the liabilities, of California Insured III, in exchange solely for shares of an equal aggregate value of California Insured II Common Stock and California Insured II Series D AMPS to be issued by California Insured II and (iii) California Insured II will acquire substantially all of the assets, and will assume substantially all of the liabilities, of California Insured IV, in exchange solely for shares of an equal aggregate value of California Insured II Common Stock and California Insured II Series E AMPS to be issued by California Insured II. The number of shares of California Insured II Common Stock issued to each Acquired Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of Common Stock of that Acquired Fund (except that cash will be paid in lieu of any fractional shares), and the number of shares of California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS issued to California Insured, California Insured III and California Insured IV, respectively, will have an aggregate liquidation preference and value equal to the aggregate liquidation preference and value of each such Fund's AMPS. Upon receipt by the Acquired Funds of such shares, the Acquired Funds will (i) distribute the shares of California Insured II Common Stock to the holders of California Insured Common Stock, California Insured III Common Stock and California Insured IV Common Stock, as applicable, in exchange for their shares of Common Stock in the Acquired Funds and (ii) distribute the shares of California Insured II Series C AMPS to the holders of California Insured AMPS, Series A and B, the shares of California Insured II Series D AMPS to the holders of California Insured III AMPS, Series A and B, and the shares of California Insured II Series E AMPS to the holders of California Insured IV AMPS, Series A and B, in exchange for their shares of AMPS in the Acquired Funds. California Insured II will file Articles Supplementary establishing the powers, rights and preferences of the California Insured II Series C AMPS, the California Insured

II Series D AMPS and the California Insured II Series E AMPS with the State Department of Assessments and Taxation of Maryland (the "Maryland Department") prior to the closing of the Reorganization. As soon as practicable after the date that the Reorganization takes place (the "Exchange Date"), each of the Acquired Funds will file Articles of Dissolution with the Maryland Department to effect the formal dissolution of such Funds, and will dissolve. California Insured II will file an amendment to its Charter with the Maryland Department to change its name to MuniHoldings California Insured Fund, Inc.

      Each of the Acquired Funds will distribute the shares of California Insured II Common Stock and the shares of California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS received by it pro rata to its holders of record of Common Stock and AMPS, as applicable, in exchange for such stockholders' shares in the Acquired Funds. Such distribution would be accomplished by opening new accounts on the books of California Insured II in the names of the common and preferred stockholders of each of the Acquired Funds and transferring to those stockholder accounts the California Insured II Common Stock or California Insured II AMPS previously credited on those books to the accounts of the Acquired Funds. Each newly-opened account on the books of California Insured II for the previous holders of Common Stock of the Acquired Funds would represent the respective pro rata number of shares of California Insured II Common Stock (rounded down, in the case of fractional shares, to the next largest number of whole shares) due such holder of Common Stock. No fractional shares of California Insured II Common Stock will be issued. In lieu thereof, California Insured II's transfer agent, The Bank of New York, will aggregate all fractional shares of California Insured II Common Stock and sell the resulting whole shares on the NYSE for the account of all holders of fractional interests, and each such holder will be entitled to the pro rata share of the proceeds from such sale upon surrender of the Common Stock certificates of the applicable Acquired Fund. Similarly, each newly-opened account on the books of California Insured II for the previous holders of AMPS of an Acquired Fund would represent the respective pro rata number of shares of California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS due such holder of AMPS. See "Surrender and Exchange of Stock Certificates" below for a description of the procedures to be followed by the stockholders of the Acquired Funds to obtain their California Insured II Common Stock (and cash in lieu of fractional shares, if any). Because AMPS are held in "street name" by the Depository Trust Company, all transfers are accomplished by book entry and no surrender of share certificates representing AMPS is necessary.

      Accordingly, as a result of the Reorganization, every holder of Common Stock of an Acquired Fund would own shares of California Insured II Common Stock that (except for cash payments received in lieu of fractional shares) would have an aggregate net asset value immediately after the Exchange Date equal to the aggregate net asset value of that stockholder's Common Stock immediately prior to the Exchange Date. Since the California Insured II Common Stock would be issued at net asset value and the shares of Common Stock of the Acquired Fund would be valued at net asset value for the purposes of the exchange the holders of Common Stock of each of the Funds will not be diluted as a result of the Reorganization. Similarly, since the California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS would be issued at a liquidation preference and value per share equal to the liquidation preference and value per share of the AMPS of the Acquired Funds, holders of AMPS of each of the Funds will not be diluted as a result of the Reorganization. However, as a result of the Reorganization, a stockholder of any of the Funds likely will hold a reduced percentage of ownership in the larger combined entity than he or she did in any of the constituent Funds.


Procedure

      At meetings of the Boards of Directors of each of the Acquired Funds, and at a meeting of the Board of Directors of California Insured II, the Board of Directors of each of the Funds, including all of the Directors who are not "interested persons," as defined in the Investment Company Act, of the applicable Fund, unanimously approved the Agreement and Plan of Reorganization and the submission of such Agreement and Plan of Reorganization to the stockholders of each of the Funds for approval.

      Also, the Board of Directors of California Insured II approved the filing of Articles Supplementary establishing the powers, rights and preferences of the California Insured II Series C AMPS, the California Insured II Series D AMPS and the California Insured II Series E AMPS in order that they may be distributed to holders of AMPS of each of the Acquired Funds as part of the Reorganization and approved the filing of an amendment to the Charter of California Insured II to change the Fund's name to "MuniHoldings California Insured Fund, Inc."

      As a result of such Board approvals, the Funds have jointly filed this proxy statement with the SEC soliciting a vote of the stockholders of each of the Funds to approve the Reorganization. The costs of such solicitation are to be paid by California Insured II after the Reorganization so as to be borne equally and exclusively on a per share basis by the holders of Common Stock of each of the Funds. Annual meetings of stockholders of the Funds will be held on December 15, 1999. If the stockholders of all four Funds approve the Reorganization, the Reorganization will take place as soon as practicable after such approval, provided that the Funds have obtained prior to that time a favorable private letter ruling from the IRS concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan of Reorganization or an opinion of counsel to the same effect.

      The Boards of Directors of California Insured II, California Insured, California Insured III and California Insured IV recommend that the stockholders of the respective Funds approve the Agreement and Plan of Reorganization.

Terms of the Agreement and Plan of Reorganization

      The following is a summary of the significant terms of the Agreement and Plan of Reorganization. This summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization, attached hereto as Exhibit II.

      Valuation of Assets and Liabilities. The respective assets of each of the Funds will be valued on the business day prior to the Exchange Date (the "Valuation Date"). The valuation procedures are the same for all four Funds: net asset value per share of the Common Stock of each Fund will be determined after the close of business on the NYSE (generally, 4:00 P.M., Eastern time) on the Valuation Date. For the purpose of determining the net asset value of a share of Common Stock of each Fund, the value of the securities held by the issuing Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of AMPS of the issuing Fund is divided by the total number of shares of Common Stock of the issuing Fund outstanding at such time. Daily expenses, including the fees payable to FAM, will accrue on the Valuation Date.

      The California Municipal Bonds and Municipal Bonds in which each Fund invests are traded primarily in the over-the-counter markets. In determining net asset value on the Valuation Date, each Fund will use the valuations of portfolio securities furnished by a pricing service approved by the Boards of Directors of the Funds. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. California Municipal Bonds and Municipal Bonds for which quotations are not readily available will be valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The Boards of Directors of the Funds have determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities. Positions in financial futures contracts will be valued on the Valuation Date at closing prices for such contracts established by the exchange on which they are traded, or if market quotations are not readily available, will be valued at fair value on a consistent basis using methods determined in good faith by the Board of Directors.

      Distribution of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS. On the Exchange Date, California Insured II will issue to each Acquired Fund a number of shares of California Insured II Common Stock the aggregate net asset value of which will equal the respective aggregate net asset value of shares of Common Stock of the Acquired Fund on the Valuation Date. Each holder of Common Stock of an Acquired Fund will receive the number of shares of California Insured II Common Stock corresponding to his or her proportionate interest in the respective aggregate net asset value of the Common Stock of the Acquired Fund, as applicable.

      On the Exchange Date, California Insured II also will issue (i) to California Insured a number of shares of California Insured II Series C AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of California Insured AMPS on the Valuation Date, (ii) to California Insured III a number of shares of California Insured II Series D AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of California Insured III AMPS on the Valuation Date and (iii) to California Insured IV a number of shares of California Insured II Series E AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of California Insured IV AMPS on the Valuation Date. Each holder of AMPS of an Acquired Fund will receive the number of shares of California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS corresponding to his or her proportionate interest in the aggregate liquidation preference and value of the AMPS of the Acquired Fund. No sales charge or fee of any kind will be charged to stockholders of the Acquired Funds in connection with their receipt of California Insured II Common Stock or AMPS in the Reorganization. Holders of certain series of AMPS of the Acquired Funds will find that the auction date and dividend payment date for the California Insured II AMPS received in the Reorganization fall on different days of the week than the auction date and dividend payment date of the AMPS currently held. Any such change in the auction date and dividend payment date will not adversely affect the value of a holder's AMPS. It is anticipated that (i) the auction for California Insured II Series C AMPS will be held on Thursday; California Insured Series A AMPS are auctioned on Monday and the California Insured Series B AMPS are auctioned on Thursday; (ii) the auction for California Insured II Series D AMPS will be held on Wednesday; the California Insured III Series A AMPS are auctioned on Tuesday and the California Insured III Series B AMPS are auctioned on Wednesday; and (iii) the auction for California Insured II Series E AMPS will be held on Tuesday; the California Insured IV Series A AMPS are auctioned on Tuesday, but the California Insured IV Series B AMPS are auctioned on Monday. The auction procedures for all of the AMPS are substantially the same. As a result of the Reorganization, the last dividend period for the AMPS of each Acquired Fund prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Articles Supplementary.

      Expenses. California Insured II shall pay, subsequent to the Exchange Date, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of materials distributed to each Fund's Board of Directors, expenses incurred in connection with the preparation of the Agreement and Plan of Reorganization, a registration statement on Form N-14 and a private letter ruling request submitted to the IRS, SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization, costs of printing and distributing this Proxy Statement and Prospectus, legal fees incurred preparing each Fund's board materials, attending each Fund's board meetings and preparing the minutes, accounting fees associated with each Fund's financial statements, stock exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization. In this regard, expenses of the Reorganization will be deducted from the assets of the combined fund so as to be borne equally and exclusively on a per share basis by the holders of Common Stock of each of the Funds. No Fund shall pay any expenses of its respective stockholders arising out of or in connection with the Reorganization.

      Required Approvals. Under Articles of Incorporation of each Fund (as amended to date and including Articles Supplementary establishing the powers, rights and preferences of the AMPS of each Fund), relevant Maryland law and the rules of the NYSE, stockholder approval of the Agreement and Plan of Reorganization requires the affirmative vote of stockholders representing more than 50% of the outstanding shares of Common Stock and AMPS, voting together as a single class, and more than 50% of the AMPS, voting separately as a class. Because of the requirement that the Agreement and Plan of Reorganization be approved by the stockholders of all four Funds, the Reorganization will not take place if the stockholders of any one Fund do not approve the Agreement and Plan of Reorganization.

      Deregistration and Dissolution/Change of Name. Following the transfer of the assets and liabilities of the Acquired Funds and the distribution of shares of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS to stockholders of the Acquired Funds, in accordance with the foregoing, each of the Acquired Funds will terminate its registration under the Investment Company Act and its incorporation under Maryland law and will withdraw its authority to do business in any state where it is required to do so. California Insured II will file an amendment to its Charter with the Maryland Department to change its name to MuniHoldings California Insured Fund, Inc.

      Amendments and Conditions. The Agreement and Plan of Reorganization may be amended at any time prior to the Exchange Date with respect to any of the terms therein. The obligations of each Fund pursuant to the Agreement and Plan of Reorganization are subject to various conditions, including a registration statement on Form N-14 being declared effective by the Commission, approval by the stockholders of each of the Funds, favorable IRS rulings or an opinion of counsel being received as to tax matters, an opinion of counsel as to securities matters being received and the continuing accuracy of various representations and warranties of the Funds being confirmed by the respective parties.

      Postponement, Termination. Under the Agreement and Plan of Reorganization, the Board of Directors of any of the Funds may cause the Reorganization to be postponed or abandoned under certain circumstances should such Board determine that it is in the best interests of the stockholders of its respective Fund to do so. The

Agreement and Plan of Reorganization may be terminated, and the Reorganization abandoned at any time (whether before or after adoption thereof by the stockholders of any of the Funds) prior to the Exchange Date, or the Exchange Date may be postponed: (i) by mutual consent of the Boards of Directors of the four Funds and (ii) by the Board of Directors of any Fund if any condition to that Fund's obligations set forth in the Agreement and Plan of Reorganization has not been fulfilled or waived by such Board.

Potential Benefits to Common Stockholders of the Funds as a Result of the Reorganization

      In approving the Reorganization, the Board of Directors of each Fund identified certain benefits that are likely to result from the Reorganization, including lower aggregate operating expenses per share of Common Stock, greater efficiency and flexibility in portfolio management and a more liquid trading market for the shares of Common Stock of the combined fund. With respect to each of the Acquired Funds, following the Reorganization their respective stockholders will remain invested in a closed-end fund that has investment objectives and policies substantially similar to those of the Acquired Fund. The Boards also considered the possible risks and costs of combining the Funds, and examined the relative credit strength, maturity characteristics, mix of type and purpose, and yield of the Funds' portfolios of California Municipal Bonds and Municipal Bonds and the costs involved in a transaction such as the Reorganization. The Boards noted the many similarities between the Funds, including their substantially similar investment objectives and investment policies, their use of substantially the same management personnel and their similar portfolios of California Municipal Bonds and Municipal Bonds. The Boards also considered the relative tax positions of each of the Funds' portfolios. Based on these factors, the Boards concluded that the Reorganization will potentially benefit the stockholders of each Fund in that it (i) presents no significant risks that would outweigh the benefits discussed above and (ii) involves minimal costs (including relatively minor legal, accounting and administrative costs).

      The surviving fund that would result from the Reorganization would have a larger asset base than any of the Funds has currently. Based on data presented by FAM, the Board of each Fund believes that administrative expenses for a larger combined fund would be less than the aggregate expenses for the individual Funds, resulting in a lower expense ratio for common stockholders of the combined fund and higher earnings per common share. In particular, certain fixed costs, such as costs of printing stockholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses will be spread across a larger asset base, thereby lowering the expense ratio for the combined fund. To illustrate the potential economies of scale, the table below shows the annualized operating expense ratio of each Fund, based on average net assets both excluding and including assets attributable to AMPS as of June 30, 1999.

                        Total annualized      Average net      Total annualized      Average net
                           operating       assets, excluding      operating       assets, including
                         expense ratio,           AMPS          expense ratio,          AMPS
     Fund                excluding AMPS      (in millions)      including AMPS      (in millions)
----------------------------------------------------------------------------------------------------
California Insured II         1.29%             $141.1              0.77%               $237.1
----------------------------------------------------------------------------------------------------
California Insured            1.28%             $123.0              0.77%               $203.0
----------------------------------------------------------------------------------------------------
California Insured III        1.36%             $103.0              0.79%               $177.0
----------------------------------------------------------------------------------------------------
California Insured IV         1.28%             $136.0              0.77%               $227.0
----------------------------------------------------------------------------------------------------
Combined Fund(1)              1.20%             $503.0              0.71%               $844.0
----------------------------------------------------------------------------------------------------

----------
1     Assumes Reorganization had taken place on June 30, 1999.

      Management projections estimate that California Insured II will have net assets in excess of $844.0 million including assets attributable to AMPS upon completion of the Reorganization. A larger asset base should provide benefits in portfolio management. After the Reorganization, California Insured II should be able to purchase larger amounts of California Municipal Bonds and Municipal Bonds at more favorable prices than any of the Funds separately and, with this greater purchasing power, request improvements in the terms of the California Municipal Bonds and Municipal Bonds (e.g., added indenture provisions covering call protection, sinking funds and audits for the benefit of large holders) prior to purchase.

      Based on the foregoing, the Boards concluded that the Reorganization is in the best interests of the stockholders of each of the Funds because the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above.

      In approving the Reorganization, the Board of Directors of each Fund determined that the Reorganization is in the best interests of that Fund and, with respect to net asset value and liquidation preference, that the interests of existing stockholders of that Fund would not be diluted as a result of the Reorganization. Although the

Reorganization is expected to result in a reduction in net asset value per share of the combined fund after the Reorganization of approximately $.01 as a result of the estimated costs of the Reorganization, management of each Fund advised its Board that it expects that such costs would be recovered within [18] months after the Exchange Date due to a decrease in the operating expense ratio.

      It is not anticipated that the Reorganization directly would benefit the holders of shares of AMPS of any of the Funds; however, the Reorganization will not adversely affect the holders of shares of AMPS of any of the Funds and the expenses of the Reorganization will not be borne by the holders of shares of AMPS of any of the Funds.

Surrender and Exchange of Stock Certificates

      After the Exchange Date, each holder of an outstanding certificate or certificates formerly representing shares of Common Stock of any one of the Acquired Funds will be entitled to receive, upon surrender of his or her certificate or certificates, a certificate or certificates representing the number of shares of California Insured II Common Stock distributable with respect to such holder's shares of Common Stock of the Acquired Fund, together with cash in lieu of any fractional shares of Common Stock. Promptly after the Exchange Date, the transfer agent for the California Insured II Common Stock will mail to each holder of certificates formerly representing shares of Common Stock of an Acquired Fund a letter of transmittal for use in surrendering his or her certificates for certificates representing shares of California Insured II Common Stock and cash in lieu of any fractional shares of Common Stock.

      Shares of AMPS are held in "street name" by the Depository Trust Company, and all transfers will be accomplished by book entry. Surrender of physical certificates for AMPS is not required.

If prior to the Reorganization you held:    After the Reorganization, you will hold:
----------------------------------------    ----------------------------------------
California Insured II Common Stock          California Insured II Common Stock*
California Insured II Series A AMPS         California Insured II Series A AMPS*
California Insured II Series B AMPS         California Insured II Series B AMPS*
California Insured Common Stock             California Insured II Common Stock*
California Insured Series A AMPS            California Insured II Series C AMPS*
California Insured Series B AMPS            California Insured II Series C AMPS*
California Insured III Common Stock         California Insured II Common Stock*
California Insured III Series A AMPS        California Insured II Series D AMPS*
California Insured III Series B AMPS        California Insured II Series D AMPS*
California Insured IV Common Stock          California Insured II Common Stock*
California Insured IV Series A AMPS         California Insured II Series E AMPS*
California Insured IV Series B AMPS         California Insured II Series E AMPS*

----------
* After the Reorganization, California Insured II will file an amendment to its charter to change its name to MuniHoldings California Insured Fund, Inc.

      Please do not send in any stock certificates at this time. Upon consummation of the Reorganization, common stockholders of the Acquired Funds will be furnished with instructions for exchanging their stock certificates for California Insured II stock certificates and, if applicable, cash in lieu of fractional shares.

      From and after the Exchange Date, certificates formerly representing shares of Common Stock or AMPS of an Acquired Fund will be deemed for all purposes to evidence ownership of the number of full shares of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS distributable with respect to the shares of the Acquired Fund held before the Reorganization as described above and as shown in the table above, provided that, until such stock certificates have been so surrendered, no dividends payable to the holders of record of Common Stock or AMPS of an Acquired Fund as of any date subsequent to the Exchange Date will be paid to the holders of such outstanding stock certificates. Dividends payable to holders of record of shares of Common Stock or AMPS of California Insured II, as of any date after the Exchange Date and prior to the exchange of certificates by any stockholder of an Acquired Fund, will be paid to such stockholder, without interest, at the time such stockholder surrenders his or her stock certificates for exchange.

      From and after the Exchange Date, there will be no transfers on the stock transfer books of any Acquired Fund. If, after the Exchange Date, certificates representing shares of Common Stock or AMPS of an Acquired Fund are presented to California Insured II, they will be canceled and exchanged for certificates representing

Common Stock or AMPS of California Insured II, as applicable, and cash in lieu of fractional shares of Common Stock, if any, distributable with respect to such Common Stock or AMPS in the Reorganization.

Tax Consequences of the Reorganization

      General. The Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under
Section 368(a)(1)(C) of the Code. Each of the four Funds has elected and qualified (except that California Insured IV will elect and qualify) for the special tax treatment afforded RICs under the Code, and California Insured II intends to continue to so qualify after the Reorganization. The Funds have jointly requested a private letter ruling from the IRS that for Federal income tax purposes: (i) the exchange of assets by each Acquired Fund for California Insured II stock, as described, will constitute a reorganization within the meaning of Section 361(a)(1)(C) of the Code, and each of the Acquired Funds and California Insured II will be deemed a "party" to a reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 368(a) of the Code, no gain or loss will be recognized to the Acquired Funds as a result of the Reorganization or on the distribution of California Insured II Common Stock and California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS to the respective stockholders of the Acquired Funds under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to California Insured II as a result of the Reorganization; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the stockholders of the Acquired Funds on the receipt of California Insured II Common Stock and California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS in exchange for their corresponding shares of Common Stock or AMPS of an Acquired Fund (except to the extent that common stockholders receive cash representing an interest in fractional shares of California Insured II in the Reorganization); (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of the Acquired Funds in the hands of California Insured II will be the same as the tax basis of such assets in the hands of the Acquired Fund that transferred them immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS received by the stockholders of the Acquired Fund in the Reorganization will be equal to the tax basis of the Common Stock or AMPS of the Acquired Funds surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a stockholder's holding period for the California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS will be determined by including the period for which such stockholder held the Common Stock or AMPS of the Acquired Fund exchanged therefor, provided that such shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, California Insured II's holding period with respect to the assets of the Acquired Funds transferred will include the period for which such assets were held by the Acquired Fund; (ix) the payment of cash to common stockholders of an Acquired Fund in lieu of fractional shares of California Insured II Common Stock will be treated as though the fractional shares were distributed as part of the Reorganization and then redeemed, with the result that such stockholders will have short- or long-term capital gain or loss to the extent that the cash distribution differs from the stockholder's basis allocable to the California Insured II fractional shares; and (x) the taxable year of each of the Acquired Funds will end on the effective date of the Reorganization and pursuant to
Section 381(a) of the Code and regulations thereunder, California Insured II will succeed to and take into account certain tax attributes of the Acquired Funds, such as earnings and profits, capital loss carryovers and method of accounting.

      As noted in the discussion under "Comparison of the Funds -- Tax Rules Applicable to the Funds and Their Stockholders," a Fund must distribute annually at least 90% of its net taxable and tax-exempt income. A distribution only will be counted for this purpose if it qualifies for the dividends paid deduction under the Code. In the opinion of Brown & Wood LLP, the issuance of California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS pursuant to the Reorganization in addition to the already existing California Insured II Series A AMPS and California Insured II Series B AMPS will not cause distributions on any series of California Insured II AMPS to be treated as preferential dividends ineligible for the dividends paid deduction. It is possible, however, that the IRS may assert that, because there are several series of AMPS, distributions on such shares are preferential under the Code and therefore not eligible for the dividends paid deduction. If the IRS successfully disallowed the dividends paid deduction for dividends on the AMPS, California Insured II could lose the special tax treatment afforded RICs. In this case, dividends on the shares of California Insured II Common Stock and AMPS would not be exempt from Federal income tax. Additionally, California Insured II would be subject to the Federal alternative minimum tax.

      Under Section 381(a) of the Code, California Insured II will succeed to and take into account certain tax attributes of the Acquired Funds, including, but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses and other similar items in the context of certain reorganizations, including tax-free reorganizations pursuant to Section 368(a)(1)(C) of the Code, which could reduce the benefit of these attributes to California Insured II.

      Stockholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, stockholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganization.

      Regulated Investment Company Status. The Funds have elected and qualified (except that California Insured IV, will elect in its first tax return and will qualify) for taxation as RICs under Sections 851-855 of the Code, and after the Reorganization California Insured II intends to continue to so qualify.

Capitalization

      The following table sets forth as of June 30, 1999 (i) the capitalization of California Insured II, (ii) the capitalization of California Insured, (iii) the capitalization of California Insured III, (iv) the capitalization of California Insured IV and (v) the pro forma capitalization of the combined fund as adjusted to give effect to the Reorganization.

     Pro Forma Capitalization of California Insured II, California Insured,
                California Insured III, California Insured IV and the Combined Fund as of June 30, 1999 (unaudited)

                                                                                                           Combined
                                  California   California      California     California    Pro Forma      Fund as
                                  Insured II     Insured       Insured III    Insured IV    Adjustment   adjusted(a)
                                 -----------    -----------    -----------    -----------   ----------   -----------
Net Assets:
   Net Assets Attributable to
   Common Stock .............   $141,072,922   $122,965,165   $102,980,211   $135,971,107   $(3,467,983) $499,521,422
   Net Assets Attributable to
   AMPS .....................   $ 96,000,000   $ 80,000,000   $ 74,000,000   $ 91,000,000           --   $341,000,000

Shares Outstanding:
   Common Stock .............      9,806,948      8,327,187      7,521,774      9,866,667                  34,974,124(b)
   AMPS
      Series A ..............          1,920          1,600          1,480          1,820                       1,920
      Series B ..............          1,920          1,600          1,480          1,820                       1,920
      Series C ..............             --             --             --             --                       3,200(b)
      Series D ..............             --             --             --             --                       2,960(b)
      Series E ..............             --             --             --             --                       3,640(b)

Net Asset Value Per Share:
   Common Stock .............         $14.38         $14.77         $13.69         $13.78           --         $14.28(c)
   AMPS .....................        $25,000        $25,000        $25,000        $25,000           --        $25,000

----------
(a) The adjusted balances are presented as if the Reorganization had been consummated on June 30, 1999 and are for informational purposes only. Assumes distribution of undistributed net investment income and undistributed realized capital gains. No assurance can be given as to how many shares of California Insured II Common Stock that stockholders of California Insured, California Insured III or California Insured IV will receive on the Exchange Date, and the foregoing should not be relied upon to reflect the number of shares of California Insured II Common Stock that actually will be received on or after such date.

(b) Assumes the issuance of 25,167,176 shares of California Insured II Common Stock and three newly-created series of AMPS consisting of 3,200 Series C shares, 2,960 Series D shares and 3,640 Series E shares, respectively, in exchange for the net assets of each of California Insured, California Insured III and California Insured IV. The number of shares issued was based on the net asset value of each Fund, net of distributions, on June 30, 1999.

(c) Net Asset Value Per Share of Common Stock after distribution of undistributed net investment income and undistributed realized capital gains.

                          ITEM 2. ELECTION OF DIRECTORS

      At the Meetings, the Board of Directors for each of the Funds will be elected to serve until the next Annual Meeting of Stockholders and until their successors are elected and qualified. If the stockholders of all of the Funds approve the Reorganization, then the Board of Directors of California Insured II elected at the Meetings will serve as the Board of the combined fund, until its next Annual Meeting of Stockholders. If the stockholders of any Fund vote against the Reorganization, then the Board of Directors of each Fund elected at the Meetings will continue to serve until the next Annual Meeting of Stockholders of each Fund. It is intended that all properly executed proxies will be voted (unless such authority has been withheld in the proxy) as follows:

      (1) All proxies of the holders of shares of AMPS of any Fund, voting separately as a class, will be voted in favor of the two persons designated as Directors to be elected by the holders of shares of AMPS of that Fund; and

      (2) All proxies of the holders of shares of Common Stock and AMPS of any Fund, voting together as a single class, will be voted in favor of the five persons designated as Directors to be elected by the holders of shares of Common Stock and AMPS of that Fund.

      The Boards of Directors of the Funds know of no reason why any of these nominees will be unable to serve, but in the event of any such unavailability, the proxies received will be voted for such substitute nominee or nominees as the appropriate Board of Directors may recommend.

      Certain information concerning the nominees is set forth below. Additional information concerning the nominees and other information relevant to the election of Directors is set forth in Exhibit I.

             TO BE ELECTED BY STOCKHOLDERS OF CALIFORNIA INSURED II

                                            Principal Occupation During Past
      Name and Address            Age     Five Years and Public Directorships(1)
-------------------------------   ---    ---------------------------------------

Terry K. Glenn(1)(3)* .........   59     Executive Vice President of the Manager
   P. O. Box 9011                        and Merrill Lynch Asset Management,
   Princeton, New Jersey                 L.P. ("MLAM") (which terms as used
   08543-9011                            herein include their corporate
                                         predecessors) since 1983; Executive
                                         Vice President and Director of
                                         Princeton Services, Inc. ("Princeton
                                         Services") since 1993; President of
                                         Princeton Funds Distributor, Inc.
                                         ("PFD") since 1986 and Director thereof
                                         since 1991; President of Princeton
                                         Administrators, L.P. ("Princeton
                                         Administrators") since 1988.

James H. Bodurtha(1)(2)(3) ....   55     Director and Executive Vice President,
   36 Popponesset Road                   The China Business Group, Inc. since
   Cotuit, Massachusetts 02635           1996; Chairman and Chief Executive
                                         Officer, China Enterprise Management
                                         Corporation from 1993 to 1996;
                                         Chairman, Berkshire Corporation since
                                         1980; Partner, Squire, Sanders &
                                         Dempsey from 1980 to 1993.

Herbert I. London(1)(2)(3) ....   60     John M. Olin Professor of Humanities,
   2 Washington Square Village           New York University since 1993 and
   New York, New York 10012              Professor since 1980; President, Hudson
                                         Institute since 1997 and Trustee
                                         thereof since 1980; Dean, Gallatin
                                         Division of New York University from
                                         1976 to 1993; Distinguished Fellow,
                                         Herman Kahn Chair, Hudson Institute
                                         from 1984 to 1985; Director, Damon
                                         Corp. from 1991 to 1995; Overseer,
                                         Center for Naval Analyses from 1983 to
                                         1993; Limited Partner, Hypertech LP in
                                         1996.

                                            Principal Occupation During Past
      Name and Address            Age     Five Years and Public Directorships(1)
      ----------------            ---    ---------------------------------------

Robert R. Martin(1)(2)(3) .....   72     Chairman and Chief Executive Officer,
   513 Grand Hill                        Kinnard Investments, Inc. from 1990 to
   St. Paul, Minnesota 55103             1993; Executive Vice President, Dain
                                         Bosworth from 1974 to 1989; Director,
                                         Carnegie Capital Management from 1977
                                         to 1985 and Chairman thereof in 1979;
                                         Director, Securities Industry
                                         Association from 1981 to 1982 and
                                         Public Securities Association from 1979
                                         to 1980; Chairman of the Board, WTC
                                         Industries, Inc. in 1994; Trustee,
                                         Northland College since 1992.

Joseph L. May(1)(2)(3) ........   70     Attorney in private practice since
   424 Church Street                     1984; President, May and Athens Hosiery
   Suite 2000                            Mills Division. Wayne- Gossard
   Nashville, Tennessee 37219            Corporation from 1954 to 1983: Vice
                                         President, Wayne-Gossard Corporation
                                         from 1972 to 1983; Chairman, The May
                                         Corporation (personal holding company)
                                         from 1972 to 1983; Director, Signal
                                         Apparel Co. from 1972 to 1989.

Andre F. Perold(1)(2)(3) ......   47     Professor, Harvard Business School
   Morgan Hall                           since 1989 and Associate Professor from
   Solders Field                         1983 to 1989; Trustee, The Common Fund
   Boston, Massachusetts 02163           since 1989; Director, Quantec Limited
                                         since 1991, TIBCO from 1994 to 1996 and
                                         Genbel Securities Limited and Genbel
                                         Bank since 1999.

Arthur Zeikel(1)(3)* ..........   67     Chairman of the Manager and MLAM from
   300 Woodland Avenue                   1997 to 1999 and President thereof from
   Westfield, New Jersey 07090           1977 to 1997; Chairman of Princeton
                                         Services from 1997 to 1999, Director
                                         thereof from 1993 to 1999 and President
                                         thereof from 1993 to 1997; Executive
                                         Vice President of Merrill Lynch & Co.,
                                         Inc. ("ML & Co.") from 1990 to 1999.

           TO BE ELECTED BY STOCKHOLDERS OF EACH OF THE ACQUIRED FUNDS

                                            Principal Occupation During Past
      Name and Address            Age     Five Years and Public Directorships(1)
      ----------------            ---    ---------------------------------------

Terry K. Glenn(1)(3)* .........   59     Executive Vice President of the Manager
   P. O. Box 9011                        and MLAM since 1983; Executive Vice
   Princeton, New Jersey                 President and Director of Princeton
   08543-9011                            Services since 1993; President of PFD
                                         since 1986 and Director thereof since
                                         1991; President of Princeton
                                         Administrators since 1988.

Ronald W. Forbes(1)(2)(3) .....   59     Professor of Finance, School of
   1400 Washington Avenue                Business, State University of New York
   Albany, New York 12222                at Albany, since 1989; Consultant,
                                         Urban Institute, Washington, D.C. since
                                         1995.

Cynthia A. Montgomery(1)(2)(3)    47     Professor, Harvard Business School
   Harvard Business School               since 1989; Associate Professor, J.L.
   Soldiers Field Road                   Kellogg Graduate School of Management,
   Boston, Massachusetts 02163           Northwestern University from 1985 to
                                         1989; Assistant Professor, Graduate

                                         School of Business Administration, The
                                         University of Michigan from 1979 to
                                         1985; Director, UNUM Corporation since
                                         1990 and Director of Newell Co. since
                                         1995.

Charles C. Reilly(1)(2)(3) ....   68     Self-employed financial consultant
   9 Hampton Harbor Road                 since 1990; President and Chief
   Hampton Bays, New York 11946          Investment Officer of Verus Capital,
                                         Inc. from 1979 to 1990; Senior Vice
                                         President of Arnhold and S.
                                         Bleichroeder, Inc. from 1973 to 1990;
                                         Adjunct Professor, Columbia University
                                         Graduate School of Business from 1990
                                         to 1991; Adjunct Professor, Wharton
                                         School, The University of Pennsylvania
                                         from 1989 to 1990; Partner, Small
                                         Cities Cable Television from 1986 to
                                         1997.

Kevin A. Ryan(1)(2)(3) ........   67     Founder and current Director of The
   127 Commonwealth Avenue               Boston University Center for the
   Chestnut Hill,                        Advancement of Ethics and Character;
   Massachusetts 02167                   Professor of Education at Boston
                                         University since 1982; formerly taught
                                         on the faculties of The University of
                                         Chicago, Stanford University and Ohio
                                         State University.

Richard R. West(1)(2)(3) ......   61     Professor of Finance since 1984, and
   Box 604                               Dean from 1984 to 1993, and currently
   Genoa, Nevada 89411                   Dean Emeritus of New York University,
                                         Leonard N. Stern School of Business
                                         Administration; Director of Bowne &
                                         Co., Inc. (financial printers), Vornado
                                         Realty Trust, Inc. (real estate holding
                                         company) and Alexander's Inc. (real
                                         estate company).

Arthur Zeikel(1)(3)* ..........   67     Chairman of FAM and MLAM from 1997 to
   300 Woodland Avenue                   1999; President of FAM and MLAM from
   Westfield, New Jersey 07090           1977 to 1997; Chairman of Princeton
                                         Services from 1997 to 1999, Director
                                         thereof from 1993 to 1999 and President
                                         thereof from 1993 to 1997; Executive
                                         Vice President of ML & Co. from 1990 to
                                         1999.

----------
(1) Each of the nominees is a director, trustee or member of an advisory board of one or more additional investment companies for which FAM, MLAM or their affiliates act as investment adviser. See "Compensation of Board Members" in Exhibit I.
(2)   Member of Audit Committee of the Board of Directors.
(3) Please see Exhibit I for information, with respect to each Fund, indicating the names of the nominees to be elected by holders of AMPS, voting separately as a class, and the names of the nominees to be elected by holders of Common Stock and AMPS, voting together as a single class.
* Interested person, as defined in the Investment Company Act, of each of the Funds.

Committee and Board Meetings

      The Board of each Fund has a standing Audit Committee, which consists of Board members who are not "interested persons" of the Fund within the meaning of the Investment Company Act. The principal purpose of the Audit Committee is to review the scope of the annual audit conducted by the Fund's independent auditors and the evaluation by such auditors of the accounting procedures followed by the Fund. The non-interested Board members have retained independent legal counsel to assist them in connection with these duties. No Fund's Board has a nominating committee.

      During each Fund's last fiscal year, each of the Board members then in office attended at least 75% of the aggregate of the total number of meetings of the Board held during the fiscal year and, if a member, of the total number of meetings of the Audit Committee held during the period for which he or she served. See Exhibit I for further information about Audit Committee and Board meetings.

Compliance with Section 16(a) of the Securities Exchange Act of 1934

      Section 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), requires the officers and directors of each Fund and persons who own more than ten percent of a registered class of the Fund's equity securities, to file reports of ownership and changes in ownership on Forms 3, 4 and 5 with the SEC and the NYSE. Officers, directors and greater than ten percent stockholders are required by SEC regulations to furnish the Fund with copies of all Forms 3, 4 and 5 they file.

      Based solely on each Fund's review of the copies of such forms, and amendments thereto, furnished to it during or with respect to its most recent fiscal year, and written representations from certain reporting persons that they were not required to file Form 5 with respect to the most recent fiscal year, each Fund believes that all of its officers, directors, greater than ten percent beneficial owners and other persons subject to Section 16 of the Exchange Act because of the requirements of Section 30 of the Investment Company Act, i.e., any advisory board member, investment adviser or affiliated person of the Fund's investment adviser, have complied with all filing requirements applicable to them with respect to transactions during the Fund's most recent
fiscal year, except that [                   ].

Interested Persons

      Each Fund considers Mr. Zeikel and Mr. Glenn to be "interested persons" of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act because of the positions each holds or has held with FAM and its affiliates. Mr. Glenn is the President of each Fund.

Compensation of Directors

      FAM, the investment adviser of each Fund, pays all compensation to all officers of each Fund and all Directors of each Fund who are affiliated with ML & Co. or its subsidiaries. Each Fund pays each Director not affiliated with FAM (each a "non-affiliated Director") an annual fee plus a fee for each meeting attended, and each Fund also pays each member of its Audit Committee, which consists of all of the non-affiliated Directors, an annual fee plus a fee for each meeting attended, together with such Director's out-of-pocket expenses relating to attendance at such meetings. Information with respect to fees and expenses paid to the non-affiliated Directors for each Fund's most recently completed fiscal year is set forth in Exhibit I.

Officers of the Funds

      Information regarding the officers of each Fund is set forth in Exhibit I. Officers of the Funds are elected and appointed by the Board and hold office until they resign, are removed or are otherwise disqualified to serve.

                    ITEM 3. SELECTION OF INDEPENDENT AUDITORS

      The Board of Directors of each Fund, including a majority of the Directors who are not interested persons of the Fund, has selected independent auditors to examine the financial statements of the Fund for the Fund's current fiscal year. Deloitte & Touche LLP ("D&T") acts as independent auditors for California Insured, California Insured II and California Insured IV and is expected to act as independent auditors for the combined fund. Ernst & Young LLP ("E&Y") acts as independent auditors for California Insured III. The current fiscal year for California Insured II is the fiscal year ending June 30, 2000; for California Insured, the fiscal year ending August 31, 2000; for California Insured III, the fiscal year ending May 31, 2000; and for California Insured IV, the fiscal year ending September 30, 2000.

      No Fund knows of any direct or indirect financial interest of such auditors in any Fund. Such appointment is subject to ratification or rejection by the stockholders of each respective Fund. If the stockholders of each of the Funds approve the Reorganization, then the independent auditors selected at the Meeting for California Insured II will serve as the independent auditors of the combined fund until its next Annual Meeting of Stockholders. If the stockholders of any of the Funds vote against the Reorganization, then the independent auditors of each Fund selected at the Meetings will continue to serve as independent auditors of that Fund until the next Annual Meeting of Stockholders of that Fund. Unless a contrary specification is made, the accompanying proxy of each Fund will be voted in favor of ratifying the selection of such Fund's auditors.

      D&T also acts as independent auditors for ML & Co. and most of its subsidiaries, including FAM and MLAM, and for most other investment companies for which FAM or MLAM acts as investment adviser. Additionally, E&Y also act as independent auditors for several other investment companies for which FAM or MLAM acts as investment adviser. The fees received by the independent auditors from these other entities are substantially greater, in the aggregate, than the total fees received by the independent auditors from each applicable Fund. The Board of Directors of each of California Insured, California Insured II and California Insured IV considered the fact that D&T have been retained as the independent auditors for ML & Co. and the other entities described above in its evaluation of the independence of D&T with respect to each applicable Fund. The Board of Directors of California Insured III considered the fact that E&Y have been retained as independent auditors for the other entities described above in its evaluation of the independence of E&Y with respect to each applicable Fund.

      Representatives of the independent auditors are expected to be present at the Meetings and will have the opportunity to make a statement if they so desire and to respond to questions from stockholders.

                   INFORMATION CONCERNING THE ANNUAL MEETINGS

Date, Time and Place of Meetings

      The Meetings will be held on December 15, 1999 at the offices of MLAM, 800 Scudders Mill Road, Plainsboro, New Jersey at the times listed on Exhibit I.

Solicitation, Revocation and Use of Proxies

      A stockholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the appropriate Fund or by voting in person at the Meeting. Although mere attendance at the Meetings will not revoke a proxy, a stockholder present at the Meetings may withdraw his or her proxy and vote in person.

      All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meetings in accordance with the directions on the proxies; if no direction is indicated, the shares will be voted "FOR" (i) the approval of the Agreement and Plan of Reorganization, (ii) the election of the applicable nominees to the Board of Directors and (iii) the ratification of the selection of D&T or E&Y, as applicable, as independent accountants. It is not anticipated that any other matters will be brought before the Meetings. If, however, any other business properly is brought before the Meetings, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

      Only holders of record of shares of Common Stock or AMPS of any of the Funds at the close of business on the Record Date are entitled to vote at the Meetings or any adjournment thereof. At the close of business on the Record Date, the Funds had the number of shares outstanding indicated in Exhibit I.

Security Ownership of Certain Beneficial Owners and Management

      To the knowledge of the Funds, at the date hereof, no person or entity owns beneficially 5% or more of the shares of the Common Stock or AMPS of any Fund.

      As of the Record Date, none of the nominees held shares of the Funds except as set forth in the table below:

             Nominee         Fund and Class of Shares      No. of Shares Held*
            --------          ----------------------        -----------------


----------
*     These holdings represent less than [       ]% of the shares of Common
      Stock outstanding.

      As of the Record Date, the Directors and officers of California Insured II as a group (__ persons) owned an aggregate of less than 1% of the outstanding shares of California Insured II Common Stock and [owned no] California Insured II AMPS.

      As of the Record Date, the Directors and officers of California Insured as a group (__ persons) owned an aggregate of less than 1% of the outstanding shares of California Insured Common Stock and [owned no] California Insured AMPS.

      As of the Record Date, the Directors and officers of California Insured III as a group (__ persons) owned an aggregate of less than 1% of the outstanding shares of California Insured III Common Stock and [owned no] California Insured III AMPS.

      As of the Record Date, the Directors and officers of California Insured IV as a group (__ persons) owned an aggregate of less than 1% of the outstanding shares of California Insured IV Common Stock and [owned no] California Insured IV AMPS.

      On the Record Date, Mr. Glenn, a Trustee and an officer of each of the Funds, Mr. Zeikel, a Trustee of each of the Funds, and the other Trustees and officers of each Fund owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co.

Voting Rights and Required Vote

      For purposes of this Proxy Statement and Prospectus, each Share of Common Stock and AMPS of each of the Funds is entitled to one vote. Approval of the Agreement and Plan of Reorganization requires the approval of each Fund. With respect to each Fund, approval of the Agreement and Plan of Reorganization requires the affirmative vote of shareholders representing (i) a majority of the outstanding shares of the Fund's Common Stock and AMPS, voting together as a single class, and (ii) a majority of the outstanding shares of the Fund's AMPS, voting separately as a class.

      Under Maryland law, stockholders of a registered investment company whose shares are traded publicly on a national securities exchange, such as each of the Acquired Funds, are not entitled to demand the fair value of their shares upon a transfer of assets; therefore, the common stockholders of each of the Acquired Funds will be bound by the terms of the Reorganization, if approved at the Meetings. However, any common stockholder of an Acquired Fund may sell his or her shares of Common Stock at any time on the NYSE. Conversely, since the AMPS are not traded publicly on a national securities exchange, holders of AMPS issued by an Acquired Fund will be entitled to appraisal rights upon the consummation of the Reorganization. As stockholders of the corporation acquiring the assets of the Acquired Funds, neither holders of California Insured II Common Stock nor holders of California Insured II AMPS are entitled to appraisal rights under Maryland law.

      Under Maryland law, a holder of AMPS of any of the Acquired Funds desiring to receive payment of the fair value of his or her stock (an "objecting stockholder") (i) must file with the applicable Acquired Fund a written objection to the Reorganization at or before the Meeting, (ii) must not vote in favor of the Reorganization, and (iii) must make written demand on California Insured II for payment of his or her stock, stating the number and class of shares for which he or she demands payment, within 20 days after the Maryland Department of Assessments and Taxation accepts for filing the Articles of Transfer with respect to the Reorganization (California Insured II is required promptly to give written notice to all objecting stockholders of the date that the Articles of Transfer are accepted for record). An objecting stockholder who fails to adhere to this procedure will be bound by the terms of the Reorganization. An objecting stockholder ceases to have any rights of a stockholder except the right to receive fair value for his or her shares and has no right to receive any dividends or distribution payable to such holders on a record date after the close of business on the date on which fair value is to be determined, which, for these purposes, will be the date of the Meeting. A demand for payment of fair market value may not be withdrawn, except upon the consent of California Insured II. Within 50 days after the Articles of Transfer have been accepted for filing, an objecting stockholder who has not received payment for his or her shares may petition a court located in Baltimore, Maryland for an appraisal to determine the fair market value of his or her stock.

      For purposes of each Meeting, a quorum consists of one-third of the shares entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Fund's shareholders is not present, or if a quorum is present but sufficient votes in favor of the Agreement and Plan of Reorganization are not received from the shareholders of the applicable Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the applicable Fund's shareholders.

      With respect to the election of Directors, assuming a quorum is present, holders of shares of a Fund's AMPS, voting separately as a class, are entitled to elect two Directors of the Fund and holders of shares of a Fund's Common Stock and AMPS, voting together as a single class, are entitled to elect the remaining Directors of that Fund. With respect to each Fund, assuming a quorum is present, (x) election of the two Directors of the Fund to be elected by the holders of shares of that Fund's AMPS, voting separately as a class, will require the affirmative vote of a plurality of the votes cast by the holders of that Fund's AMPS, represented at the Meeting and entitled to vote, voting together as a single class; and (y) election of the remaining Directors of the Fund will require the affirmative vote of a plurality of the votes cast by the holders of that Fund's Common Stock and AMPS, represented at the Meetings and entitled to vote, voting together as a single class.

      Assuming a quorum is present, approval of the ratification of the selection of the independent auditors of each Fund, will require the affirmative vote of a majority of the votes cast by the holders of that Fund's Common Stock and AMPS represented at the Meetings and entitled to vote, voting together as a single class.

                             ADDITIONAL INFORMATION

      The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by California Insured II, the surviving fund after the Reorganization, so as to be borne equally and exclusively on a per share basis by the holders of Common Stock of each of the Funds. If the Reorganization is not approved, these expenses will be allocated among the Funds according to the net asset value of the Common Stock of each Fund on the Meeting date.

      The Funds likewise will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of each of the Funds and certain persons that the Funds may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of shares of capital stock of the Funds.

      In order to obtain the necessary quorum at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Funds. Each of the Funds has retained Shareholder Communications Corporation, 17 State Street, New York, NY 10004, to aid in the solicitation of proxies, at a cost to be borne by each of the Funds of approximately $7,500, plus out-of-pocket expenses.

      Broker-dealer firms, including Merrill Lynch, holding Fund shares in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on each proposal before the Meetings. The Funds understand that, under the rules of the NYSE, such broker-dealer firms may, without instructions from their customers and clients, grant authority to the proxies designated to vote on the election of the Directors of each Fund (Item 2) and the ratification of the selection of independent auditors for each Fund (Item 3) if no instructions have been received prior to the date specified in the broker-dealer firm's request for voting instructions. With respect to shares of Common Stock of each Fund, broker-dealer firms, including Merrill Lynch, will not be permitted to grant voting authority without instructions with respect to the approval of the Agreement and Plan of Reorganization (Item 1). Shares of AMPS of a Fund held in "street name," however, may be voted without instructions under certain conditions by broker-dealer firms with respect to Item 1 and counted for purposes of establishing a quorum of that Fund if no instructions are received one business day before the Meeting or, if adjourned, one business day before the day to which the Meeting is adjourned. With respect to each Fund, these conditions include, among others, that (i) at least 30% of that Fund's AMPS outstanding have voted on Item 1, (ii) less than 10% of that Fund's AMPS outstanding have voted against Item 1 and (iii) holders of that Fund's Common Stock have voted to approve Item 1. In such instances, the broker-dealer firm will vote that Fund's shares of AMPS on Item 1 in the same proportion as the votes cast by all holders of that Fund's AMPS who voted on Item 1. The Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of stockholders of each Fund exists. Proxies that are returned to a Fund but that are marked "abstain" or on which a broker-dealer has declined to vote on any Item ("broker non-votes") will be counted as present for the purposes of determining a quorum. Merrill Lynch has advised the Funds that it intends to vote shares held in its name for which no instructions are received, except as limited by agreement or applicable law, on Items 2 and 3 (with respect to Common Stock and AMPS) and on Item 1 (with respect to AMPS only) in the same proportion as the votes received from beneficial owners of those shares for which instructions have been received, whether or not held in nominee name. Abstentions and broker non-votes will not be counted as votes cast. Abstentions and broker non-votes, therefore, will not have an effect on the vote on Items 2 and 3. Abstentions and broker non-votes will have the same effect as a vote against Item 1.

      This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statement and the exhibits relating thereto that California Insured II has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

      The Funds are subject to the informational requirements of the Exchange Act and the Investment Company Act and in accordance therewith are required to file reports, proxy statements and other information with the SEC. Any such reports, proxy statements and other information can be inspected and copied at the public reference facilities of the SEC at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the SEC: Regional Office, at Seven World Trade Center, Suite 1300, New York, New York 10048; Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The SEC maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Funds, that file electronically with the SEC. Reports, proxy statements and other information concerning the Funds can also be inspected at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

Year 2000 Issues

      Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Funds could be adversely affected if the computer systems used by FAM or other Fund service providers do not properly address this problem before January 1, 2000. FAM expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told FAM that they also expect to resolve the Year 2000 Problem, and FAM will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Funds could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Funds invest, and this could hurt the Funds' investment returns.

                                    CUSTODIAN

      The Bank of New York acts as the custodian for cash and securities of California Insured II and California Insured. The principal business address of The Bank of New York in such capacity is 90 Washington Street, New York, New York 10286. State Street Bank and Trust Company acts as the custodian for cash and securities of California Insured III and California Insured IV. The principal business address of State Street Bank and Trust Company in such capacity is One Heritage Drive, P2N, North Quincy, Massachusetts 02171.

             TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

      The Bank of New York serves as the transfer agent, dividend disbursing agent and registrar with respect to the Common Stock of California Insured II and California Insured, pursuant to separate registrar, transfer agency and service agreements with each of the Funds. The principal business address of The Bank of New York in such capacity is 101 Barclay Street, New York, New York 10286.

      State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent and registrar with respect to the Common Stock of California Insured III and California Insured IV, pursuant to a registrar, transfer agency and service agreement with the Fund. The principal business address of State Street Bank and Trust Company in such capacity is 225 Franklin Street, Boston, Massachusetts 02110.

      The Bank of New York serves as the transfer agent, dividend disbursing agent, registrar and auction agent to California Insured II, California Insured, California Insured III and California Insured IV, in connection with their respective AMPS, pursuant to separate registrar, transfer agency, dividend disbursing agency and service agreements with each of the Funds. The principal business address of The Bank of New York is 101 Barclay Street, New York, New York 10286.

                                LEGAL PROCEEDINGS

      There are no material legal proceedings to which any Fund is a party.

                                 LEGAL OPINIONS

      Certain legal matters in connection with the Reorganization will be passed upon for the Funds by Brown & Wood LLP, New York, New York.

                                     EXPERTS

      The audited financial statements and financial highlights, as applicable, of California Insured, California Insured II and California Insured IV included in this Proxy Statement and Prospectus have been so included in reliance on the reports of D&T, independent auditors for each of these Funds, given on their authority as experts in auditing and accounting. The principal business address of D&T is 117 Campus Drive, Princeton, New Jersey 08540. D&T will serve as the independent auditors for the combined fund after the Reorganization.

      Ernst & Young LLP, independent auditors, have audited the financial statements and financial highlights of California Insured III as of May 31, 1999 as set forth in their report which appears in this Proxy Statement and Prospectus. The financial statements and financial highlights of California Insured III are included in reliance upon their report, given on their authority as experts in accounting and auditing.

      The principal business address of Ernst & Young LLP is 99 Wood Avenue South, Iselin, New Jersey 08830.

                              STOCKHOLDER PROPOSALS

      If a stockholder of any of the Funds intends to present a proposal at the 2000 Annual Meeting of Stockholders of any of the Funds, all of which are anticipated to be held in December 2000, and desires to have the proposal included in the Fund's proxy statement and form of proxy for that meeting, the stockholder must deliver the proposal to the offices of the appropriate Fund by
__________.

                                   By Order of the Boards of Directors
                                   WILLIAM E. ZITELLI, JR..
                                   Secretary of MuniHoldings California Insured
                                     Fund, Inc., MuniHoldings California Insured
                                     Fund III, Inc. and MuniHoldings California
                                     Insured Fund IV, Inc.


                                   ALICE A. PELLEGRINO
                                   Secretary of MuniHoldings California Insured
                                     Fund II, Inc

                          INDEX TO FINANCIAL STATEMENTS

                                                                            Page
                                                                            ----

Audited Financial Statements for MuniHoldings California Insured
   Fund II, Inc. for the Fiscal Year Ended June 30, 1999 ................    F-2

Audited Financial Statements for MuniHoldings California Insured
   Fund, Inc. for the Fiscal Year Ended August 31, 1999* ................   F-14

Audited Financial Statements for MuniHoldings California Insured
   Fund III, Inc. for the Fiscal Year Ended May 31, 1999 ................   F-15

Unaudited Financial Statements for MuniHoldings California Insured
   Fund IV, Inc. for the Period January 29, 1999 to March 31, 1999 ......   F-27

Audited Financial Statements for MuniHoldings California Insured Fund
   IV, Inc. for the Period January 29, 1999 to September 30, 1999*.......   F-38

Unaudited Financial Statements for the Combined Fund on a Pro Forma
   Basis, as of June 30, 1999 ...........................................   F-39

* To be filed by amendment.

                        Audited Financial Statements for
                  MuniHoldings California Insured Fund II, Inc.
                     for the Fiscal Year Ended June 30, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
MuniHoldings California Insured Fund II, Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of MuniHoldings California Insured Fund II, Inc. as of June 30, 1999, the related statements of operations for the year then ended, changes in net assets and the financial highlights for the year then ended and for the period February 27, 1998 (commencement of operations) to June 30, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MuniHoldings California Insured Fund II, Inc. as of June 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
August 13, 1999

                    MuniHoldings California Insured Fund II, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                      S&P    Moody's   Face                                                                                 Value
                    Ratings  Ratings  Amount   Issue                                                                      (Note 1a)
===================================================================================================================================
California -- 96.6% AAA      Aaa     $ 1,000   Anaheim, California, Public Financing Authority, Lease Revenue Bonds
                                               (Public Improvements Project), Series C, 5.38%** due 9/01/2024 (f)          $    246
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       3,195   Benicia, California, Unified School District, GO, Refunding, Series A,
                                               5.216%** due 8/01/2019 (c)                                                     1,064
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       4,000   Cabrillo, California, Unified School District, GO, Series A, 5.216%** due
                                               8/01/2019 (a)                                                                  1,332
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       1,430   California Educational Facilities Authority, Revenue Refunding Bonds
                                               (Mills College), 5.125% due 9/01/2022 (g)                                      1,378
                    ---------------------------------------------------------------------------------------------------------------
                                               California HFA, Home Mortgage Revenue Bonds, AMT:
                    AAA      Aaa       3,000     Series B, 5.25% due 2/01/2028 (a)(d)                                         2,851
                    AAA      Aaa       7,500     Series J, 5.55% due 8/01/2028 (g)                                            7,446
                    AAA      Aaa       2,500     Series N, 5.25% due 8/01/2029 (f)                                            2,373
                    ---------------------------------------------------------------------------------------------------------------
                    NR*      NR*       2,500   California Health Facilities Financing Authority Revenue Bonds, RITR,
                                               Series 26, 7.175% due 6/01/2022 (b)(f)                                         2,524
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       4,180   California State, Department of Water Resources, Water Systems Revenue
                                               Refunding Bonds (Central Valley Project), Series Q, 5.375% due
                                               12/01/2027 (g)                                                                 4,190
                    ---------------------------------------------------------------------------------------------------------------
                    A1+      VMIG1+      100   California State Economic Development Financing Authority Revenue Bonds
                                               (California Independent Systems Project), VRDN, Series A, 3.80% due
                                               4/01/2008 (h)                                                                    100
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       2,950   California State Public Work Board, Lease Revenue Bonds, Department of
                                               Corrections, Series A, 5.25% due 1/01/2021 (a)                                 2,902
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       1,000   California State University and Colleges, Revenue Refunding Bonds (Hayward
                                               Foundation Inc. Auxiliary Organization), 5.25% due 8/01/2025 (g)                 980
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa      10,130   California State Veterans Bonds, GO, Refunding, AMT, Series BH, 5.50% due
                                               12/01/2024 (f)(i)                                                             10,261
                    ---------------------------------------------------------------------------------------------------------------
                                               California Statewide Communities Development Authority, COP:
                    NR*      VMIG1+      600     (Continuing Care/University Project), VRDN, 3.85% due 11/15/2028 (h)           600
                    AAA      Aaa       2,890     (Huntington East Valley Hospital), 5.40% due 12/01/2027 (a)                  2,886
                    ---------------------------------------------------------------------------------------------------------------
                    Aaa      NR*       2,035   California Statewide Communities Development Authority, COP, Refunding
                                               (San Diego State University Foundation), 5.30% due 3/01/2017 (a)               2,032
                    ---------------------------------------------------------------------------------------------------------------
                    BBB      NR*       3,500   Contra Costa County, California, Public Financing Authority, Tax
                                               Allocation Revenue Refunding Bonds (Pleasant Hill Bart Etc.
                                               Redevelopment), 5.25% due 8/01/2028                                            3,254
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       7,500   Delta County, California, Home Mortgage Finance Authority, S/F Mortgage
                                               Revenue Bonds, AMT, Series A, 5.35% due 6/01/2024 (e)(g)                       7,298
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       2,505   Folsom Cordova, California, Unified School District, Refunding, COP (1998
                                               Financing Project), 5.25% due 3/01/2024 (f)                                    2,467
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       3,000   Fremont, California, Unified School District, Alameda County, GO,
                                               Refunding, 5.25% due 9/01/2019 (g)                                             2,974
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       1,360   Hayward, California, COP (Civic Center Project), 5.25% due 8/01/2026 (g)       1,327
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       3,850   Irvine, California, Unified School District, Special Tax, Community
                                               Facilities District Number 86-1, 5.375% due 11/01/2020 (a)                     3,871
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       2,500   La Quinta, California, Redevelopment Agency, Tax Allocation Refunding
                                               Bonds (Redevelopment Project Area Number 1), 5.20% due 9/01/2028 (a)           2,430
                    ---------------------------------------------------------------------------------------------------------------
                    NR*      Aaa      15,875   Los Angeles, California, Convention and Exhibition Center Authority,
                                               Lease Revenue Bonds, RITR, Series 21, 6.87% due 8/15/2018 (b)(g)              15,898
                    ---------------------------------------------------------------------------------------------------------------

                      S&P    Moody's   Face                                                                                 Value
STATE               Ratings  Ratings  Amount   Issue                                                                      (Note 1a)
===================================================================================================================================
                    AAA      Aaa      15,750   Los Angeles, California, Unified School District, GO, Series A, 5% due
                                               7/01/2021 (c)                                                                 15,003
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       5,000   Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                               Tax Revenue Bonds, RITR, Series 30, 6.62% due 7/01/2023 (a)(b)                 4,826
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       6,250   Los Angeles County, California, Metropolitan Transportation Authority,
                                               Sales Tax Revenue Refunding Bonds, Proposition A, First Tier, Senior
                                               Series A, 5.25% due 7/01/2027 (g)                                              6,124
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       1,080   Monrovia, California, Unified School District, GO, Series A, 5.375% due
                                               8/01/2022 (g)                                                                  1,085
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       6,000   Northern California Power Agency, Public Power Revenue Refunding Bonds
                                               (Hydroelectric Project Number One), Series A, 5.125% due 7/01/2023 (g)         5,780
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa      13,095   Oakland, California, Alameda County, Unified School District, Refunding,
                                               GO, Series C, 5.50% due 8/01/2019 (c)                                         13,209
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       5,000   Olivenhain Municipal Water District, California, Water Revenue Refunding
                                               Bonds, COP, Capital Projects, 5.125% due 6/01/2028 (c)                         4,775
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       5,000   Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Bonds
                                               (Rancho Redevelopment Project), 5.25% due 9/01/2026 (g)                        4,900
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      NR*       6,500   Sacramento, California, Cogeneration Authority, Cogeneration Project,
                                               Revenue Refunding Bonds, 5.20% due 7/01/2021 (g)                               6,326
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       5,000   Sacramento, California, Municipal Utility District, Electric Revenue
                                               Bonds, Series K, 5.25% due 7/01/2024 (a)                                       4,932
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       8,000   Sacramento County, California, COP, Refunding (Public Facilities
                                               Project), 4.75% due 10/01/2027 (a)                                             7,155
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa      18,805   San Diego, California, Public Facilities Financing Authority, Sewer
                                               Revenue Bonds, Series A, 5.25% due 5/15/2027 (c)                              18,426
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       5,540   San Francisco, California, City and County Airport Commission,
                                               International Airport Revenue Bonds, Special Facilities Lease (SFO Fuel
                                               Co. LLC), AMT, Series A, 5.25% due 1/01/2022 (a)                               5,383
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       9,200   San Jose, California, Improvement Bond Act of 1915, Special Assessment
                                               Refunding Bonds, Reassessment District 98-216SJ-24P, 5.25% due
                                               9/02/2015 (a)                                                                  9,140
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       5,000   San Jose-Santa Clara, California, Water Financing Authority, Sewer
                                               Revenue Bonds, Series A, 5.375% due 11/15/2020 (c)                             4,990
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       5,000   Santa Ana, California, Financing Authority, Revenue Refunding Bonds
                                               (South Harbor Boulevard), Series A, 5% due 9/01/2019 (g)                       4,768
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       6,750   Santa Clara County, California, Financing Authority, Lease Revenue
                                               Refunding Bonds, Series A, 5% due 11/15/2022 (a)                               6,385
                    ---------------------------------------------------------------------------------------------------------------

================================================================================
Portfolio Abbreviations

To simplify the listings of MuniHoldings California Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
GO       General Obligation Bonds
HFA      Housing Finance Agency
RITR     Residual Interest Trust Receipts
S/F      Single-Family
VRDN     Variable Rate Demand Notes

                    MuniHoldings California Insured Fund II, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                      S&P    Moody's   Face                                                                                 Value
STATE               Ratings  Ratings  Amount   Issue                                                                      (Note 1a)
===================================================================================================================================
California          AAA      Aaa     $ 9,000   Santa Fe Springs, California, Community Development, Community Tax
(concluded)                                    Allocation Refunding Bonds (Consolidated Redevelopment Project),
                                               Series A, 5% due 9/01/2022 (g)                                              $  8,515
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa       5,000   Stockton, California, Revenue Refunding Bonds, COP (Wastewater System
                                               Project), Series A, 5.20% due 9/01/2029 (g)                                    4,830
                    ---------------------------------------------------------------------------------------------------------------
                    AAA      Aaa      10,000   University of California, Revenue Refunding Bonds (Multiple Purpose
                                               Projects), Series E, 5.125% due 9/01/2020 (g)                                  9,704
===================================================================================================================================
Puerto Rico -- 1.6% A        Baa1      4,150   Puerto Rico Commonwealth, GO, Public Improvement, 5% due 7/01/2027             3,855
===================================================================================================================================
                    Total Investments (Cost -- $237,476) -- 98.2%                                                           232,795

                    Variation Margin on Financial Futures Contracts*** -- (0.1%)                                               (276)

                    Other Assets Less Liabilities -- 1.9%                                                                     4,554
                                                                                                                           --------
                    Net Assets -- 100.0%                                                                                   $237,073
                                                                                                                           ========
===================================================================================================================================

      (a)   AMBAC Insured.
      (b) The interest rate is subject to change periodically and is inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
      (c)   FGIC Insured.
      (d)   FHA Insured.
      (e)   FNMA/GNMA Collateralized.
      (f)   FSA Insured.
      (g)   MBIA Insured.
      (h) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
      (i) All or a portion of security held as collateral in connection with open financial futures contracts.
      *     Not Rated.
      ** Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
      *** Financial futures contracts sold as of June 30, 1999 were as follows:

            --------------------------------------------------------------------
                                                                  (in Thousands)
            --------------------------------------------------------------------
            Number of                        Expiration          Value
            Contracts       Issue               Date        (Notes 1a & 1b)
            --------------------------------------------------------------------
               315     US Treasury Bonds   September 1999       $36,510
            --------------------------------------------------------------------
            Total Financial Futures Contracts Sold
            (Total Contract Price -- $35,954)                   $36,510
                                                                =======
            --------------------------------------------------------------------
      + Highest short-term ratings by Moody's Investors Service, Inc. Ratings of issues shown have not been audited by Deloitte & Touche LLP.

            See Notes to Financial Statements.

================================================================================
Quality Profile

The quality ratings of securities in the Fund as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                      Percent of
S&P Rating/Moody's Rating                                             Net Assets
--------------------------------------------------------------------------------
AAA/Aaa ............................................................     94.9%
A/A ................................................................      1.6
BBB/Baa ............................................................      1.4
Other+ .............................................................      0.3
--------------------------------------------------------------------------------
+ Temporary investments in short-term municipal securities.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                 As of June 30, 1999
===================================================================================================================================
Assets:          Investments, at value (identified cost -- $237,476,223) (Note 1a) ....................                $232,794,724
                 Cash .................................................................................                     914,385
                 Interest receivable ..................................................................                   4,053,477
                 Deferred organization expenses (Note 1e) .............................................                      11,898
                 Prepaid expenses and other assets ....................................................                      12,589
                                                                                                                       ------------
                 Total assets .........................................................................                 237,787,073
                                                                                                                       ------------
===================================================================================================================================
Liabilities:     Payables:
                   Variation margin (Note 1b) ......................................................... $   275,625
                   Dividends to shareholders (Note 1f) ................................................     198,301
                   Investment adviser (Note 2) ........................................................      99,484
                   Offering costs (Note 1e) ...........................................................      60,000         633,410
                                                                                                        -----------
                 Accrued expenses and other liabilities ...............................................                      80,741
                                                                                                                       ------------
                 Total liabilities ....................................................................                     714,151
                                                                                                                       ------------
===================================================================================================================================
Net Assets:      Net assets ...........................................................................                $237,072,922
                                                                                                                       ============
===================================================================================================================================
Capital:         Capital Stock (200,000,000 shares authorized) (Note 4):
                   Preferred Stock, par value $.10 per share (3,840 shares of AMPS* issued
                   and outstanding at $25,000 per share liquidation preference) .......................                $ 96,000,000
                   Common Stock, par value $.10 per share (9,806,948 shares issued and outstanding) ... $   980,695
                 Paid-in capital in excess of par ..................................................... 144,963,983
                 Undistributed investment income -- net ...............................................   1,004,497
                 Accumulated realized capital losses on investments -- net ............................    (638,660)
                 Unrealized depreciation on investments -- net ........................................  (5,237,593)
                                                                                                        -----------
                 Total -- Equivalent to $14.38 net asset value per share of Common Stock (market
                 price -- $13.00) .....................................................................                 141,072,922
                                                                                                                       ------------
                 Total capital ........................................................................                $237,072,922
                                                                                                                       ============
===================================================================================================================================

      *     Auction Market Preferred Stock.

            See Notes to Financial Statements.

                    MuniHoldings California Insured Fund II, Inc., June 30, 1999

STATEMENT OF OPERATIONS

                    For the Year Ended June 30, 1999
===================================================================================================================================
Investment          Interest and amortization of premium and discount earned ..........................                $ 12,785,332
Income (Note 1d):
===================================================================================================================================
Expenses:           Investment advisory fees (Note 2) ................................................. $  1,354,514
                    Commission fees (Note 4) ..........................................................      230,228
                    Accounting services (Note 2) ......................................................       68,778
                    Professional fees .................................................................       57,994
                    Transfer agent fees ...............................................................       36,140
                    Printing and shareholder reports ..................................................       25,105
                    Directors' fees and expenses ......................................................       21,945
                    Custodian fees ....................................................................       20,436
                    Listing fees ......................................................................       13,457
                    Pricing fees ......................................................................        7,704
                    Amortization of organization expenses (Note 1e) ...................................        3,248
                    Other .............................................................................        4,938
                                                                                                        ------------
                    Total expenses before reimbursement ...............................................    1,844,487
                    Reimbursement of expenses (Note 2) ................................................     (206,643)
                                                                                                        ------------
                    Total expenses ....................................................................                   1,637,844
                                                                                                                       ------------
                    Investment income -- net ..........................................................                  11,147,488
                                                                                                                       ------------
===================================================================================================================================
Realized &          Realized gain on investments ......................................................                     867,427
Unrealized Gain     Change in unrealized appreciation/depreciation on investments -- net ..............                  (6,471,307)
(Loss) on                                                                                                              ------------
Investments -- Net  Net Increase in Net Assets Resulting from Operations ..............................                $  5,543,608
(Notes 1b, 1d & 3):                                                                                                    ============
===================================================================================================================================

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          For the     For the Period
                                                                                                         Year Ended   Feb. 27, 1998+
                                                                                                          June 30,      to June 30,
                    Increase (Decrease) in Net Assets:                                                      1999            1998
===================================================================================================================================
Operations:         Investment income -- net .......................................................... $ 11,147,488   $  3,709,606
                    Realized gain (loss) on investments -- net ........................................      867,427     (1,110,322)
                    Change in unrealized appreciation/depreciation on investments -- net ..............   (6,471,307)     1,233,714
                                                                                                        ------------   ------------
                    Net increase in net assets resulting from operations ..............................    5,543,608      3,832,998
                                                                                                        ------------   ------------
===================================================================================================================================
Dividends &         Investment income -- net:
Distributions to      Common Stock ....................................................................   (7,892,730)    (2,063,732)
Shareholders          Preferred Stock .................................................................   (2,898,760)      (997,343)
(Note 1f):          Realized gain on investments -- net:
                      Common Stock ....................................................................     (276,968)            --
                      Preferred Stock .................................................................     (118,829)            --
                                                                                                        ------------   ------------
                    Net decrease in net assets resulting from dividends and distributions to
                    shareholders ......................................................................  (11,187,287)    (3,061,075)
                                                                                                        ------------   ------------
===================================================================================================================================
Capital Stock       Proceeds from issuance of Preferred Stock .........................................           --     96,000,000
Transactions        Net proceeds from issuance of Common Stock ........................................           --    146,750,010
(Notes 1e & 4):     Offering and underwriting costs resulting from the issuance of Preferred Stock ....           --       (882,865)
                    Offering costs resulting from the issuance of Common Stock ........................           --       (275,830)
                    Value of shares issued to Common Stock shareholders in reinvestment of dividends ..           --        253,358
                                                                                                        ------------   ------------
                    Net increase in net assets derived from capital stock transactions ................           --    241,844,673
                                                                                                        ------------   ------------
===================================================================================================================================
Net Assets:         Total increase (decrease) in net assets ...........................................   (5,643,679)   242,616,596
                    Beginning of period ...............................................................  242,716,601        100,005
                                                                                                        ------------   ------------
                    End of period* .................................................................... $237,072,922   $242,716,601
                                                                                                        ============   ============
===================================================================================================================================
                  * Undistributed investment income -- net (Note 1g) .................................. $  1,004,497   $    648,531
                                                                                                        ============   ============
===================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

                    MuniHoldings California Insured Fund II, Inc., June 30, 1999

FINANCIAL HIGHLIGHTS

                         The following per share data and ratios have been derived                 For the     For the Period
                         from information provided in the financial statements.                  Year Ended    Feb. 27, 1998+
                                                                                                   June 30,      to June 30,
                         Increase (Decrease) in Net Asset Value:                                     1999            1998
============================================================================================================================
Per Share                Net asset value, beginning of period .................................. $     14.96     $     15.00
Operating                                                                                        -----------     -----------
Performance:             Investment income -- net ..............................................        1.13             .38
                         Realized and unrealized gain (loss) on investments -- net .............        (.57)            .01
                                                                                                 -----------     -----------
                         Total from investment operations ......................................         .56             .39
                                                                                                 -----------     -----------
                         Less dividends and distributions to Common Stock shareholders:
                           Investment income -- net ............................................        (.80)           (.21)
                           Realized gain on investments -- net .................................        (.03)             --
                                                                                                 -----------     -----------
                         Total dividends and distributions to Common Stock shareholders ........        (.83)           (.21)
                                                                                                 -----------     -----------
                         Capital charge resulting from issuance of Common Stock ................          --            (.03)
                                                                                                 -----------     -----------
                         Effect of Preferred Stock activity:+++
                           Dividends and distributions to Preferred Stock shareholders:
                             Investment income -- net ..........................................        (.30)           (.10)
                             Realized gain on investments -- net ...............................        (.01)             --
                           Capital charge resulting from issuance of Preferred Stock ...........          --            (.09)
                                                                                                 -----------     -----------
                         Total effect of Preferred Stock activity ..............................        (.31)           (.19)
                                                                                                 -----------     -----------
                         Net asset value, end of period ........................................ $     14.38     $     14.96
                                                                                                 ===========     ===========
                         Market price per share, end of period ................................. $     13.00     $     15.00
                                                                                                 ===========     ===========
============================================================================================================================
Total Investment         Based on market price per share .......................................       (8.34%)          1.42%++++
Return:**                                                                                        ===========     ===========
                         Based on net asset value per share ....................................        1.66%           1.15%++++
                                                                                                 ===========     ===========
============================================================================================================================
Ratios Based on          Total expenses, net of reimbursement*** ...............................        1.09%            .38%*
Average Net Assets                                                                               ===========     ===========
Of Common Stock:         Total expenses*** .....................................................        1.23%           1.19%*
                                                                                                 ===========     ===========
                         Total investment income -- net*** .....................................        7.42%           8.00%*
                                                                                                 ===========     ===========
                         Amount of dividends to Preferred Stock shareholders ...................        1.93%           2.15%*
                                                                                                 ===========     ===========
                         Investment income -- net, to Common Stock shareholders ................        5.49%           5.85%*
                                                                                                 ===========     ===========
============================================================================================================================
Ratios Based on          Total expenses, net of reimbursement ..................................         .67%            .24%*
Average                                                                                          ===========     ===========
Net Assets:++***         Total expenses ........................................................         .75%            .75%*
                                                                                                 ===========     ===========
                         Total investment income -- net ........................................        4.53%           5.05%*
                                                                                                 ===========     ===========
============================================================================================================================
Ratios Based on          Dividends to Preferred Stock shareholders .............................        3.02%           3.65%*
Average Net Assets                                                                               ===========     ===========
Of Preferred Stock:
============================================================================================================================
Supplemental Data:       Net assets, net of Preferred Stock, end of period (in thousands) ...... $   141,073     $   146,717
                                                                                                 ===========     ===========

                         Preferred Stock outstanding, end of period (in thousands) ............. $    96,000     $    96,000
                                                                                                 ===========     ===========
                         Portfolio turnover ....................................................       82.36%          64.17%
                                                                                                 ===========     ===========
============================================================================================================================
Leverage:                Asset coverage per $1,000 ............................................. $     2,470     $     2,528
                                                                                                 ===========     ===========
============================================================================================================================
Dividends Per            Series A -- Investment income -- net .................................. $       775     $       262
Share on Preferred                                                                               ===========     ===========
Stock Outstanding:       Series B -- Investment income -- net .................................. $       735     $       257
                                                                                                 ===========     ===========
============================================================================================================================

      *     Annualized.
      **    Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
      ***   Do not reflect the effect of dividends to Preferred Stock
            shareholders.
      +     Commencement of operations.
      ++    Includes Common and Preferred Stock average net assets.
      +++   The Fund's Preferred Stock was issued on March 19, 1998.
      ++++  Aggregate total investment return.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

MuniHoldings California Insured Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol MUC. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains

                    MuniHoldings California Insured Fund II, Inc., June 30, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization and offering expenses -- Deferred organization expenses are amortized on a straight-line basis over a period not exceeding five years. In accordance with Statement of Position 98-5, any unamortized organization expenses will be expensed on July 1, 1999. This charge will not have any material impact on the operations of the Fund. Direct expenses relating to the public offering of the Fund's Common and Preferred Stock were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Reclassification -- Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $32 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Stock. For the year ended June 30, 1999, FAM earned fees of $1,354,514, of which $206,643 was voluntarily waived.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 1999 were $214,492,917 and $197,101,574, respectively.

Net realized gains for the year ended June 30, 1999 and net unrealized losses as of June 30, 1999 were as follows:

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
                                                        Realized     Unrealized
                                                          Gains        Losses
--------------------------------------------------------------------------------
Long-term investments ..............................   $  285,377   $(4,681,499)
Financial futures contracts ........................      582,050      (556,094)
                                                       ----------   -----------
Total ..............................................   $  867,427   $(5,237,593)
                                                       ==========   ===========
--------------------------------------------------------------------------------

As of June 30, 1999, net unrealized depreciation for Federal income tax purposes aggregated $4,691,979, of which $135,955 related to appreciated securities and $4,827,934 related to depreciated securities. The aggregate cost of investments at June 30, 1999 for Federal income tax purposes was $237,486,703.

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of capital stock without approval of holders of Common Stock.

Common Stock

Shares issued and outstanding during the year ended June 30, 1999 remained constant and during the period February 27, 1998 to June 30, 1998, increased by 16,947 as a result of dividend reinvestment and by 9,783,334 as a result of initial offering.

Preferred Stock

Auction Market Preferred Stock ("AMPS") are shares of Preferred Stock of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at June 30, 1999 were Series A, 3.95% and Series B, 2.40%.

Shares issued and outstanding during the year ended June 30, 1999 remained constant and during the period February 27, 1998 to June 30, 1998 increased by 3,840 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the year ended June 30, 1999, MLPF&S earned $166,836 as commissions.

5. Subsequent Event:

On July 8, 1999, the Fund's Board of Directors declared an ordinary income dividend to Common Stock shareholders in the amount of $.069000 per share, payable on July 29, 1999 to shareholders of record as of July 23, 1999.

                        Audited Financial Statements for
                   MuniHoldings California Insured Fund, Inc.
                    for the Fiscal Year Ended August 31, 1999
                           [To be filed by amendment]

                        Audited Financial Statements for
                 MuniHoldings California Insured Fund III, Inc.
                     for the Fiscal Year Ended May 31, 1999

                       This page intentionally left blank

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors,
MuniHoldings California Insured Fund III, Inc.

We have audited the accompanying statement of assets, liabilities and capital of MuniHoldings California Insured Fund III, Inc., including the schedule of investments, as of May 31, 1999, and the related statements of operations and changes in net assets, and financial highlights for the period from September 25, 1998 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MuniHoldings California Insured Fund III, Inc. at May 31, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the period from September 25, 1998 to May 31, 1999 in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP

Princeton, New Jersey
June 24, 1999

                    MuniHoldings California Insured Fund III, Inc., May 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                        S&P     Moody's     Face                                                                            Value
STATE                 Ratings   Ratings    Amount     Issue                                                               (Note 1a)
==================================================================================================================================
California -- 93.1%   AAA       Aaa       $ 8,210     California Educational Facilities Authority Revenue Bonds
                                                      (Stanford University), Series N, 5.20% due 12/01/2027               $  8,186
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa        20,000     California HFA, Home Mortgage Revenue Bonds, AMT, Series N, 5.25%
                                                      due 8/01/2029 (d)                                                     19,701
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,500     California Health Facilities Finance Authority, Revenue Refunding
                                                      Bonds (Catholic Healthcare West), Series A, 5.125% due
                                                      7/01/2024 (b)                                                          2,453
                      ------------------------------------------------------------------------------------------------------------
                      A1+       NR*           200     California Pollution Control Financing Authority, PCR, Refunding
                                                      (Pacific Gas and Electric), VRDN, Series F, 3.30% due
                                                      11/01/2026 (a)                                                           200
                      ------------------------------------------------------------------------------------------------------------
                      A1+       VMIG1+      3,400     California State Economic Development Financing Authority Revenue
                                                      Bonds (California Independent Systems Project), VRDN, Series C,
                                                      3.40% due 4/01/2008 (a)                                                3,400
                      ------------------------------------------------------------------------------------------------------------
                                                      California State, GO, Refunding:
                      AAA       Aaa         6,500       5% due 2/01/2023 (c)                                                 6,306
                      AAA       Aaa         2,000       Veterans Bonds, AMT, Series BH, 5.40% due 12/01/2016 (d)             2,034
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         4,370     California State Public Works Board, Lease Revenue Bonds (Various
                                                      University of California Projects), Series C, 5.125% due
                                                      9/01/2022 (f)                                                          4,314
                      ------------------------------------------------------------------------------------------------------------
                      NR*       Aaa         5,000     California Statewide Communities Development Authority, COP, RIB,
                                                      Series 24, 7.125% due 12/01/2015 (d)(e)                                5,217
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa        15,000     Central Coast Water Authority, California, Revenue Refunding Bonds
                                                      (State Water Project Regional Facilities), Series A, 5% due
                                                      10/01/2022 (f)                                                        14,557
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,750     Central Valley Financing Authority, California, Cogeneration
                                                      Project, Revenue Refunding Bonds (Cason Ice-Generation Project),
                                                      5.20% due 7/01/2020 (b)                                                2,739
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         4,260     Clovis, California, Sewer Revenue Refunding Bonds, 5.20% due
                                                      8/01/2028 (b)                                                          4,253
                      ------------------------------------------------------------------------------------------------------------
                      BBB       NR*         3,500     Contra Costa County, California, Public Financing Authority, Tax
                                                      Allocation Revenue Refunding Bonds (Pleasant Hill Bart Etc.
                                                      Redevelopment), 5.25% due 8/01/2028                                    3,354
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa        10,000     Long Beach, California, Harbor Revenue Bonds, AMT, 5.375% due
                                                      5/15/2020 (b)                                                         10,067
                      ------------------------------------------------------------------------------------------------------------
                                                      Los Angeles, California, Unified School District, GO (c):
                      AAA       Aaa         2,250       Series A, 5% due 7/01/2021                                           2,185
                      AAA       Aaa         2,500       Series B, 5% due 7/01/2023                                           2,425
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         3,500     Los Angeles, California, Wastewater System Revenue Bonds, Series
                                                      A, 5% due 6/01/2028 (c)                                                3,370
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,500     Los Angeles County, California, Metropolitan Transportation
                                                      Authority, Sales Tax Revenue Refunding Bonds, Proposition C, 2nd
                                                      Senior-Series A, 5% due 7/01/2023 (f)                                  2,425
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         6,000     Los Angeles County, California, Sanitation Districts Financing
                                                      Authority Revenue Bonds (Capital Projects), Series A, 5.25% due
                                                      10/01/2019 (b)                                                         6,028
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         3,000     Monterey County, California, COP (Natividad Medical Center
                                                      Improvement), Series E, 4.75% due 8/01/2027 (b)                        2,780
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         3,530     Riverside County, California, COP, Refunding Bonds, 5% due
                                                      12/01/2021 (b)                                                         3,428
                      ------------------------------------------------------------------------------------------------------------
                      AAA       NR*         7,420     Sacramento, California, Cogeneration Authority, Cogeneration
                                                      Project, Revenue Refunding Bonds, 5.20% due 7/01/2021 (b)              7,391
                      ------------------------------------------------------------------------------------------------------------
                                                      Sacramento, California, Municipal Utility District, Electric
                                                      Revenue Refunding Bonds, Series L (b):
                      AAA       Aaa         2,750       5.20% due 7/01/2017                                                  2,773
                      AAA       Aaa         5,450       5.125% due 7/01/2022                                                 5,381
                      ------------------------------------------------------------------------------------------------------------

                        S&P     Moody's     Face                                                                            Value
STATE                 Ratings   Ratings    Amount     Issue                                                               (Note 1a)
==================================================================================================================================
                      AAA       Aaa        10,000     Sacramento County, California, Airport System Revenue Refunding
                                                      Bonds, Sub-Series B, 5% due 7/01/2026 (c)                              9,640
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         5,800     Salida, California, Area Public Facilities Financing Agency,
                                                      Community Facilities District Special Tax Refunding Bonds (No.
                                                      1988-1), 5.25% due 9/01/2028 (d)                                       5,818
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,000     San Diego, California, Convention Center Expansion Financing
                                                      Authority, Lease Revenue Bonds, Series A, 4.75% due 4/01/2028 (f)      1,852
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,950     San Diego, California, Public Facilities Financing Authority,
                                                      Sewer Revenue Bonds, Series B, 5.25% due 5/15/2027 (c)                 2,959
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,500     San Diego County, California, Water Authority, Water Revenue
                                                      Bonds, COP, Series A, 5% due 5/01/2022 (c)                             2,427
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         5,000     San Francisco, California, City and County, GO, Refunding,
                                                      Series 1, 5.125% due 6/15/2014 (c)                                     5,112
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         7,620     San Joaquin Hills, California, Transportation Corridor Agency,
                                                      Toll Road Revenue Refunding Bonds, Series A, 5.25% due
                                                      1/15/2030 (b)                                                          7,625
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         3,000     Santa Clara County, California, East Side Union High School
                                                      District, GO, Series E, 5% due 9/01/2022 (c)                           2,922
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,000     Turlock, California, Irrigation District Revenue Refunding Bonds,
                                                      Series A, 5% due 1/01/2026 (b)                                         1,929
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         4,200     University of California, Revenue Refunding Bonds (Multiple
                                                      Purpose Projects), Series E, 5.125% due 9/01/2020 (b)                  4,165
==================================================================================================================================
Puerto Rico -- 3.8%   AAA       Aaa         6,760     Puerto Rico Commonwealth Infrastructure Financing Authority,
                                                      Special Revenue Bonds, Series A, 5% due 7/01/2013 (f)                  6,837
==================================================================================================================================
                      Total Investments (Cost -- $180,229) -- 96.9%                                                        176,253

                      Other Assets Less Liabilities -- 3.1%                                                                  5,675
                                                                                                                          --------
                      Net Assets -- 100.0%                                                                                $181,928
                                                                                                                          ========
==================================================================================================================================

      (a)   The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at May 31, 1999.
      (b)   MBIA Insured.
      (c)   FGIC Insured.
      (d)   FSA Insured.
      (e)   The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at May 31, 1999.
      (f)   AMBAC Insured.
      *     Not Rated.
      +     Highest short-term rating by Moody's Investors Service, Inc.
      Ratings of issues shown have not been audited by Ernst & Young LLP.

            See Notes to Financial Statements.

================================================================================
Portfolio Abbreviations

To simplify the listings of MuniHoldings California Insured Fund III, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
GO       General Obligation Bonds
HFA      Housing Finance Agency
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
VRDN     Variable Rate Demand Notes

                    MuniHoldings California Insured Fund III, Inc., May 31, 1999

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                       As of May 31, 1999
==============================================================================================================================
Assets:                Investments, at value (identified cost -- $180,229,369) (Note 1a) ......                   $176,253,489
                       Cash ...................................................................                        179,012
                       Receivables:
                         Securities sold ......................................................   $  5,801,255
                         Interest .............................................................      3,068,718       8,869,973
                                                                                                  ------------
                       Deferred organization expenses (Note 1f) ...............................                         10,796
                       Prepaid expenses and other assets ......................................                          4,701
                                                                                                                  ------------
                       Total assets ...........................................................                    185,317,971
                                                                                                                  ------------
==============================================================================================================================
Liabilities:           Payables:
                         Securities purchased .................................................      2,977,077
                         Dividends to shareholders (Note 1e) ..................................        163,102
                         Investment adviser (Note 2) ..........................................         56,452
                         Offering costs (Note 1f) .............................................         54,000       3,250,631
                                                                                                  ------------
                       Accrued expenses and other liabilities .................................                        139,747
                                                                                                                  ------------
                       Total liabilities ......................................................                      3,390,378
                                                                                                                  ------------
==============================================================================================================================
Net Assets:            Net assets .............................................................                   $181,927,593
                                                                                                                  ============
==============================================================================================================================
Capital:               Capital Stock (200,000,000 shares authorized) (Note 4):
                         Preferred Stock, par value $.10 per share (2,960 shares of AMPS*
                         issued and outstanding at $25,000 per share liquidation preference) ..                   $ 74,000,000
                         Common Stock, par value $.10 per share (7,521,774 shares issued and
                         outstanding) .........................................................   $    752,177
                       Paid-in capital in excess of par .......................................    111,148,366
                       Undistributed investment income -- net .................................        598,819
                       Accumulated realized capital losses on investments -- net (Note 5) .....       (595,889)
                       Unrealized depreciation on investments -- net ..........................     (3,975,880)
                                                                                                  ------------
                       Total -- Equivalent to $14.35 net asset value per share of Common Stock
                       (market price -- $13.25) ...............................................                    107,927,593
                                                                                                                  ------------
                       Total capital ..........................................................                   $181,927,593
                                                                                                                  ============
==============================================================================================================================

      *     Auction Market Preferred Stock.

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                       For the Period September 25, 1998+ to May 31, 1999
==============================================================================================================================
Investment             Interest and amortization of premium and discount earned ...............                   $  6,046,430
Income (Note 1d):
==============================================================================================================================
Expenses:              Investment advisory fees (Note 2) ......................................   $    656,536
                       Commission fees (Note 4) ...............................................        111,918
                       Accounting services (Note 2) ...........................................         36,101
                       Professional fees ......................................................         34,130
                       Transfer agent fees ....................................................         25,350
                       Directors' fees and expenses ...........................................         17,332
                       Listing fees ...........................................................         11,135
                       Printing and shareholder reports .......................................         10,926
                       Custodian fees .........................................................          7,959
                       Amortization of organization expenses (Note 1f) ........................          2,453
                       Pricing fees ...........................................................            762
                       Other ..................................................................          3,601
                                                                                                  ------------
                       Total expenses before reimbursement ....................................        918,203
                       Reimbursement of expenses (Note 2) .....................................       (456,988)
                                                                                                  ------------
                       Total expenses .........................................................                        461,215
                                                                                                                  ------------
                       Investment income -- net ...............................................                      5,585,215
                                                                                                                  ------------
==============================================================================================================================
Realized &             Realized loss on investments -- net ....................................                       (595,889)
Unrealized Loss        Unrealized depreciation on investments -- net ..........................                     (3,975,880)
On Investments -- Net                                                                                             ------------
(Notes 1b, 1d & 3):    Net Increase in Net Assets Resulting from Operations ...................                   $  1,013,446
                                                                                                                  ============
==============================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

                    MuniHoldings California Insured Fund III, Inc., May 31, 1999

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                          For the Period
                                                                                                          Sept. 25, 1998+
                     Increase (Decrease) in Net Assets:                                                   to May 31, 1999
=========================================================================================================================
Operations:          Investment income -- net ..........................................................     $  5,585,215
                     Realized loss on investments -- net ...............................................         (595,889)
                     Unrealized depreciation on investments -- net .....................................       (3,975,880)
                                                                                                             ------------
                     Net increase in net assets resulting from operations ..............................        1,013,446
                                                                                                             ------------
=========================================================================================================================
Dividends to         Investment income -- net:
Shareholders           Common Stock ....................................................................       (3,600,287)
(Note 1e):             Preferred Stock .................................................................       (1,386,109)
                                                                                                             ------------
                     Net decrease in net assets resulting from dividends to shareholders ...............       (4,986,396)
                                                                                                             ------------
=========================================================================================================================
Capital Stock        Proceeds from issuance of Preferred Stock .........................................       74,000,000
Transactions         Net proceeds from issuance of Common Stock ........................................      112,125,000
(Notes 1f & 4):      Offering and underwriting costs resulting from the issuance of Preferred Stock ....         (706,249)
                     Offering costs resulting from the issuance of Common Stock ........................         (211,402)
                     Value of shares issued to Common Stock shareholders in reinvestment of dividends ..          593,189
                                                                                                             ------------
                     Net increase in net assets derived from capital stock transactions ................      185,800,538
                                                                                                             ------------
=========================================================================================================================
Net Assets:          Total increase in net assets ......................................................      181,827,588
                     Beginning of period ...............................................................          100,005
                                                                                                             ------------
                     End of period* ....................................................................     $181,927,593
                                                                                                             ============
=========================================================================================================================
                    *Undistributed investment income -- net ............................................     $    598,819
                                                                                                             ============
=========================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                     The following per share data and ratios have been derived
                     from information provided in the financial statements.                               For the Period
                                                                                                          Sept. 25, 1998+
                     Increase (Decrease) in Net Asset Value:                                              to May 31, 1999
=========================================================================================================================
Per Share            Net asset value, beginning of period ..............................................     $      15.00
Operating                                                                                                    ------------
Performance:         Investment income -- net ..........................................................              .74
                     Realized and unrealized loss on investments -- net ................................             (.61)
                                                                                                             ------------
                     Total from investment operations ..................................................              .13
                                                                                                             ------------

                     Less dividends to Common Stock shareholders:
                       Investment income -- net ........................................................             (.48)
                                                                                                             ------------
                     Capital charge resulting from issuance of Common Stock ............................             (.03)
                                                                                                             ------------
                     Effect of Preferred Stock activity:++
                       Dividends to Preferred Stock shareholders:
                         Investment income -- net ......................................................             (.18)
                         Capital charge resulting from issuance of Preferred Stock .....................             (.09)
                                                                                                             ------------
                     Total effect of Preferred Stock activity ..........................................             (.27)
                                                                                                             ------------
                     Net asset value, end of period ....................................................     $      14.35
                                                                                                             ============
                     Market price per share, end of period .............................................     $      13.25
                                                                                                             ============
=========================================================================================================================
Total Investment     Based on market price per share ...................................................            (8.70%)++++
Return:**                                                                                                    ============
                     Based on net asset value per share ................................................            (1.12%)++++
                                                                                                             ============
=========================================================================================================================
Ratios Based on      Expenses, net of reimbursement*** .................................................              .62%*
Average Net Assets                                                                                           ============
Of Common Stock:     Total expenses*** .................................................................             1.24%*
                                                                                                             ============
                     Total investment income -- net*** .................................................             7.53%*
                                                                                                             ============
                     Amount of dividends to Preferred Stock shareholders ...............................             1.87%*
                                                                                                             ============
                     Investment income -- net, to Common Stock shareholders ............................             5.66%*
                                                                                                             ============
=========================================================================================================================
Ratios Based on      Expenses, net of reimbursement ....................................................              .39%*
Total Average Net                                                                                            ============
Assets:+++***        Total expenses ....................................................................              .77%*
                                                                                                             ============
                     Total investment income -- net ....................................................             4.68%*
                                                                                                             ============
=========================================================================================================================
Ratios Based on      Dividends to Preferred Stock shareholders .........................................             3.07%*
Average Net Assets                                                                                           ============
Of Preferred Stock:
=========================================================================================================================
Supplemental Data:   Net assets, net of Preferred Stock, end of period (in thousands) ..................     $    107,928
                                                                                                             ============
                     Preferred Stock outstanding, end of period (in thousands) .........................     $     74,000
                                                                                                             ============
                     Portfolio turnover ................................................................            60.32%
                                                                                                             ============
=========================================================================================================================
Leverage:            Asset coverage per $1,000 .........................................................     $      2,458
                                                                                                             ============
=========================================================================================================================
Dividends Per        Series A -- Investment income -- net ..............................................     $        460
Share on Preferred                                                                                           ============
Stock Outstanding:   Series B -- Investment income -- net ..............................................     $        477
                                                                                                             ============
=========================================================================================================================

      *     Annualized.
      **    Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
      ***   Do not reflect the effect of dividends to Preferred Stock
            shareholders.
      +     Commencement of operations.
      ++    The Fund's Preferred Stock was issued on October 19, 1998.
      +++   Includes Common and Preferred Stock average net assets.
      ++++  Aggregate total investment return.

            See Notes to Financial Statements.

                    MuniHoldings California Insured Fund III, Inc., May 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

MuniHoldings California Insured Fund III, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. Prior to commencement of operations on September 25, 1998, the Fund had no operations other than those relating to organizational matters and the sale of 6,667 shares of Common Stock on September 17, 1998 to Fund Asset Management, L.P. ("FAM") for $100,005. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol MCF. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to reg-ulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Deferred organization and offering expenses -- Deferred organization expenses are amortized on a straight-line basis over a period not exceeding five years. In accordance with Statement of Position 98-5, any unamortized organization expenses will be expensed on the first day of the next fiscal year beginning after December 15, 1998. This charge will not have any material impact on the operations of the Fund. Direct expenses relating to the public offering of the Fund's Common and Preferred Stock were charged to capital at the time of issuance of the shares.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including issuance of Preferred Stock. For the period September 25, 1998 to May 31, 1999, FAM earned fees of $656,536, of which $439,176 was voluntarily waived. FAM also reimbursed the Fund additional expenses of $17,812.

During the period September 25, 1998 to May 31, 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") received underwriting fees of $555,000 in connection with the issuance of the Fund's Preferred Stock.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period September 25, 1998 to May 31, 1999 were $270,827,810 and $93,185,580, respectively.

Net realized gains (losses) for the period September 25, 1998 to May 31, 1999 and net unrealized losses as of May 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                   Realized          Unrealized
                                                Gains (Losses)         Losses
--------------------------------------------------------------------------------
Long-term investments ....................       $  (985,630)       $(3,975,880)
Financial futures contracts ..............           389,741                 --
                                                 -----------        -----------
Total ....................................       $  (595,889)       $(3,975,880)
                                                 ===========        ===========
--------------------------------------------------------------------------------

As of May 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $3,975,880, all of which is related to depreciated securities. The aggregate cost of investments at May 31, 1999 for Federal income tax purposes was $180,229,369.

                    MuniHoldings California Insured Fund III, Inc., May 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of capital stock without approval of holders of Common Stock.

Common Stock

Shares issued and outstanding during the period September 25, 1998 to May 31, 1999 increased by 7,475,000 and 40,107 from shares sold and dividend reinvestment, respectively.

Preferred Stock

Auction Market Preferred Stock ("AMPS") are shares of Preferred Stock of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at May 31, 1999 were as follows: Series A, 2.90% and Series B, 3.13%.

Shares issued and outstanding during the period September 25, 1998 to May 31, 1999 increased by 2,960 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the period September 25, 1998 to May 31, 1999, MLPF&S, an affiliate of FAM, earned $90,877 as commissions.

5. Capital Loss Carryforward:

At May 31, 1999, the Fund had a net capital loss carryforward of approximately $395,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.

6. Subsequent Event:

On June 9, 1999, the Fund's Board of Directors declared an ordinary income dividend to Common Stock shareholders in the amount of $.063000 per share, payable on June 29, 1999 to shareholders of record as of June 23, 1999.

                       Unaudited Financial Statements for
                  MuniHoldings California Insured Fund IV, Inc.
                for the Period January 29, 1999 to March 31, 1999

                   MuniHoldings California Insured Fund IV, Inc., March 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                     S&P    Moody's   Face                                                                                   Value
STATE              Ratings  Ratings  Amount   Issue                                                                        (Note 1a)
====================================================================================================================================
California --      AAA      Aaa     $ 1,110   Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior
94.4%                                         Lien, Series A, 5% due 10/01/2010 (d)                                         $  1,172
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      NR*       1,000   Anaheim, California, Public Financing Authority Revenue Bonds (Electric
                                              System District Facilities), 5% due 10/01/2023 (d)                                 990
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       5,390   Beverly Hills, California, Public Financing Authority, Lease Revenue
                                              Refunding Bonds, Series A, 5.125% due 6/01/2016 (d)                              5,540
                   -----------------------------------------------------------------------------------------------------------------
                                              California HFA, Revenue Bonds, Home Mortgage, AMT:
                   AAA      Aaa       3,000     Series J-2, 5.30% due 8/01/2016 (d)                                            3,025
                   AAA      Aaa       5,000     Series R, 5.25% due 8/01/2026 (a)                                              5,000
                   -----------------------------------------------------------------------------------------------------------------
                   A1+      VMIG1+    1,200   California Health Facilities Authority, Revenue Refunding Bonds
                                              (Sutter/CHS), VRDN, Series C, 2.90% due 7/01/2022 (c)(e)                         1,200
                   -----------------------------------------------------------------------------------------------------------------
                                              California Health Facilities Finance Authority Revenue Bonds:
                   AAA      Aaa       2,000     (Kaiser Permanente), Series A, 5.50% due 6/01/2022 (c)                         2,088
                   A1+      VMIG1+    2,500     (Saint Joseph Health System), VRDN, Series B, 3% due 7/01/2009 (e)             2,500
                   -----------------------------------------------------------------------------------------------------------------
                                              California Health Facilities Finance Authority, Revenue Refunding Bonds:
                   A1+      VMIG1+    3,300     (Adventist Hospital), VRDN, Series B, 2.80% due 9/01/2028 (e)                  3,300
                   A1+      VMIG1+      500     (Adventist Hospital), VRDN, Series C, 2.80% due 9/01/2015 (e)                    500
                   AAA      NR*       8,500     RIB, Series 90, 7.485% due 8/15/2028 (d)(f)                                    8,979
                   AAA      Aaa          45     (Sutter Health), Series A, 5.35% due 8/15/2028 (d)                                46
                   -----------------------------------------------------------------------------------------------------------------
                   A1+      VMIG1+    1,500   California Pollution Control Financing Authority, PCR, Refunding (Pacific
                                              Gas & Electric Corp.), VRDN, Series E, 3% due 11/02/2026 (e)                     1,500
                   -----------------------------------------------------------------------------------------------------------------
                                              California Pollution Control Financing Authority, PCR, Refunding
                                              (Southern California Edison), VRDN (e):
                   A1       VMIG1+    3,600     Series A, 3.05% due 2/28/2008                                                  3,600
                   A1       VMIG1+    3,200     Series B, 3.05% due 2/28/2008                                                  3,200
                   A1       P1        2,000     Series C, 3.05% due 2/28/2008                                                  2,000
                   -----------------------------------------------------------------------------------------------------------------
                   A1+      VMIG1+    2,200   California Pollution Control Financing Authority, Solid Waste Disposal
                                              Revenue Bonds (Shell Martinez Refining), VRDN, AMT, Series A, 2.90% due
                                              10/01/2031 (e)                                                                   2,200
                   -----------------------------------------------------------------------------------------------------------------
                                              California State Economic Development Financing Authority Revenue Bonds
                                              (California Independent Systems Project), VRDN (e):
                   A1+      VMIG1+    2,300     Series A, 2.75% due 4/01/2008                                                  2,300
                   A1+      VMIG1+    4,800     Series C, 3% due 4/01/2008                                                     4,800
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa      15,135   California State, GO, Refunding, 5% due 2/01/2023 (b)                           14,988
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       2,000   California State Public Works Board, Lease Revenue Refunding Bonds,
                                              Department of Corrections, Series B, 5% due 9/01/2021 (d)                        1,984
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       8,000   Central Coast Water Authority, California, Revenue Refunding Bonds (State
                                              Water Project Regional Facilities), Series A, 5% due 10/01/2022 (a)              7,913
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       6,140   Contra Costa, California, Water District, Water Revenue Bonds, Series G, 5%
                                              due 10/01/2024 (d)                                                               6,053
                   -----------------------------------------------------------------------------------------------------------------
                                              East Side Union High School District, California, Santa Clara County, GO,
                                              Series E (b):
                   AAA      Aaa       3,205     5% due 9/01/2022                                                               3,179
                   AAA      Aaa       5,655     5% due 9/01/2023                                                               5,603
                   -----------------------------------------------------------------------------------------------------------------

                     S&P    Moody's   Face                                                                                   Value
STATE              Ratings  Ratings  Amount   Issue                                                                        (Note 1a)
====================================================================================================================================
                   AAA      Aaa       3,390   Fresno, California, Sewer Revenue Bonds, Series A, 5% due 9/01/2023 (d)          3,352
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       6,000   Irvine, California, Public Facilities and Infrastructure Authority,
                                              Assessment Revenue Refunding Bonds, Series A, 5.05% due 9/02/2022 (a)            5,991
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       4,600   La Quinta, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                              (Redevelopment Project Area Number 1), 5.20% due 9/01/2028 (a)                   4,681
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa      10,650   Los Altos, California, School District, GO, Series A, 5% due 8/01/2023 (c)      10,531
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       3,000   Los Angeles, California, Convention and Exhibition Center Authority, Lease
                                              Revenue Refunding Bonds, Series A, 5.125% due 8/15/2021 (d)                      3,010
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       1,000   Los Angeles, California, GO, Refunding, Series A, 5.25% due 9/01/2011 (b)        1,074
                   -----------------------------------------------------------------------------------------------------------------
                                              Los Angeles, California, Unified School District, GO, Series B (b):
                   AAA      Aaa      10,345     5.375% due 7/01/2010                                                          11,231
                   AAA      Aaa       9,415     5% due 7/01/2023                                                               9,323
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       2,000   Los Angeles County, California, Metropolitan Transportation Authority,
                                              Sales Tax Revenue Refunding Bonds, Proposition C, Second Senior-Series A,
                                              5.50% due 7/01/2010 (a)                                                          2,190
                   -----------------------------------------------------------------------------------------------------------------
                   A+       A2        4,500   Modesto, California, Irrigation District, COP, Refunding and Capital
                                              Improvements, Series B, 5.30% due 7/01/2022                                      4,501
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       4,000   Modesto, California, Irrigation District Financing Authority, Revenue
                                              Refunding Bonds (Domestic Water Project), Series D, 5.125% due
                                              9/01/2014 (a)                                                                    4,152
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       2,250   Northern California Power Agency, Multiple Capital Facilities Revenue
                                              Refunding Bonds, Series A, 5% due 8/01/2025 (a)                                  2,221
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       2,000   Pomona, California, Public Financing Authority, Revenue Refunding Bonds (SW
                                              Pomona Redevelopment Project), Series W, 5% due 2/01/2024 (d)                    1,980
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       3,000   Sacramento, California, Municipal Utility District, Electric Revenue
                                              Refunding Bonds, Series L, 5.10% due 7/01/2014 (a)                               3,098
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       2,000   San Diego, California, Certificates of Unified Dividend Interest, Water
                                              Utility Fund, Net System Revenue Bonds, 5% due 8/01/2021 (b)                     1,984
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa      10,000   San Diego, California, Public Facilities Financing Authority, Sewer Revenue
                                              Bonds, 5% due 5/15/2025 (b)                                                      9,856
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      NR*       5,825   San Diego County, California, COP, Refunding (Central Jail), 5% due
                                              10/01/2025 (a)                                                                   5,749
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       2,650   San Dieguito, California, Public Facilities Authority Revenue Bonds, Series
                                              A, 5% due 8/01/2023 (a)                                                          2,624
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       5,400   San Francisco, California, City and County Airport Commission, International
                                              Airport Revenue Bonds, Second Series, Issue 15B, 5% due 5/01/2024 (d)            5,346
                   -----------------------------------------------------------------------------------------------------------------

================================================================================
Portfolio Abbreviations

To simplify the listings of MuniHoldings California Insured Fund IV, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
GO       General Obligation Bonds
HFA      Housing Finance Agency
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
VRDN     Variable Rate Demand Notes

                   MuniHoldings California Insured Fund IV, Inc., March 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                     S&P    Moody's   Face                                                                                   Value
STATE              Ratings  Ratings  Amount   Issue                                                                        (Note 1a)
====================================================================================================================================
California         AAA      Aaa     $ 3,460   San Francisco, California, City and County Airport Commission, International
(concluded)                                   Airport Revenue Refunding Bonds, AMT, Second Series, Issue 16A, 5.50% due
                                              5/01/2011 (c)                                                                 $  3,712
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       5,000   San Francisco, California, City and County, GO, Refunding, Series 1, 5.125%
                                              due 6/15/2014 (b)                                                                5,199
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       3,500   San Francisco, California, City and County Redevelopment Agency, Hotel Tax
                                              Revenue Refunding Bonds, 5% due 7/01/2025 (c)                                    3,454
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      NR*       3,530   San Francisco, California, City and County Redevelopment Agency, M/F Housing
                                              Revenue Bonds (1045 Mission Apartments), AMT, Series C, 5.25% due 12/20/2027
                                              (g)                                                                              3,519
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa      14,845   San Jose, California, Redevelopment Agency Tax Allocation (Merged Area
                                              Redevelopment Project), 5% due 8/01/2026 (a)                                    14,648
                   -----------------------------------------------------------------------------------------------------------------
                   AAA      Aaa       8,000   Turlock, California, Irrigation District Revenue Refunding Bonds, Series A,
                                              5% due 1/01/2026 (d)                                                             7,895
====================================================================================================================================
Puerto Rico --     AAA      Aaa       6,825   Puerto Rico Public Finance Corporation Revenue Bonds, Commonwealth
3.1%                                          Appropriation, Series A, 5.375% due 6/01/2010 (a)                                7,407
====================================================================================================================================
                   Total Investments (Cost -- $233,320) -- 97.5%                                                             232,388

                   Variation Margin on Financial Futures Contracts** -- 0.0%                                                      53

                   Other Assets Less Liabilities -- 2.5%                                                                       5,951
                                                                                                                            --------
                   Net Assets -- 100.0%                                                                                     $238,392
                                                                                                                            ========
====================================================================================================================================

      (a)   AMBAC Insured.
      (b)   FGIC Insured.
      (c)   FSA Insured.
      (d)   MBIA Insured.
      (e)   The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
      (f)   The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
      (g)   GNMA Collateralized.
      *     Not Rated.
      **    Financial futures contracts sold as of March 31, 1999 were as follows:
            ---------------------------------------------------------------
                                                             (in Thousands)
            ---------------------------------------------------------------
            Number of                     Expiration             Value
            Contracts       Issue            Date           (Notes 1a & 1b)
            ---------------------------------------------------------------
               100    US Treasury Bonds    June 1999            $12,056
            ---------------------------------------------------------------
            Total Financial Futures Contracts Sold
            (Total Contract Price -- $12,141)                   $12,056
                                                                =======
            ---------------------------------------------------------------
      +     Highest short-term ratings by Moody's Investors Service, Inc.

            See Notes to Financial Statements.

================================================================================
Quality Profile

            The quality ratings of securities in the Fund as of March 31, 1999 were as follows:
            ---------------------------------------------------------
                                                           Percent of
            S&P Rating/Moody's Rating                      Net Assets
            ---------------------------------------------------------
            AAA/Aaa .....................................      84.2%
            A/A .........................................       1.9
            Other+ ......................................      11.4
            ---------------------------------------------------------
            + Temporary investments in short-term municipal securities.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

               As of March 31, 1999
===================================================================================================================================
Assets:        Investments, at value (identified cost -- $233,319,570) (Note 1a) ...................                   $232,388,321
               Cash ................................................................................                        129,778
               Receivables:
                 Securities sold ...................................................................   $  7,636,422
                 Interest ..........................................................................      2,561,123
                 Variation margin (Note 1b) ........................................................         53,125
                 Investment adviser (Note 2) .......................................................         19,600      10,270,270
                                                                                                       ------------
               Other assets ........................................................................                         19,000
                                                                                                                       ------------
               Total assets ........................................................................                    242,807,369
                                                                                                                       ------------
===================================================================================================================================
Liabilities:   Payables:
                 Securities purchased ..............................................................      3,992,680
                 Distributor (Note 2) ..............................................................        168,622       4,161,302
                                                                                                       ------------
               Accrued expenses and other liabilities ..............................................                        254,076
                                                                                                                       ------------
               Total liabilities ...................................................................                      4,415,378
                                                                                                                       ------------
===================================================================================================================================
Net Assets:    Net assets ..........................................................................                   $238,391,991
                                                                                                                       ============
===================================================================================================================================
Capital:       Capital Stock (200,000,000 shares authorized) (Note 4):
                 Preferred Stock, par value $.10 per share (3,640 shares of AMPS*
                 issued and outstanding at $25,000 per share liquidation preference) ...............                   $ 91,000,000
                 Common Stock, par value $.10 per share (9,866,667 shares issued and outstanding) ..   $    986,667
               Paid-in capital in excess of par ....................................................    145,897,961
               Undistributed investment income -- net ..............................................      1,314,086
               Undistributed realized capital gains on investments -- net ..........................         40,151
               Unrealized depreciation on investments -- net .......................................       (846,874)
                                                                                                       ------------
               Total -- Equivalent to $14.94 net asset value per Share of Common Stock
               (market price -- $14.875) ...........................................................                    147,391,991
                                                                                                                       ------------
               Total capital .......................................................................                   $238,391,991
                                                                                                                       ============
===================================================================================================================================

      *     Auction Market Preferred Stock.

            See Notes to Financial Statements.

                   MuniHoldings California Insured Fund IV, Inc., March 31, 1999

STATEMENT OF OPERATIONS

                         For the Period January 29, 1999+ to March 31, 1999
==================================================================================================================================
Investment               Interest and amortization of premium and discount earned .................                   $  1,603,405
Income (Note 1d):
==================================================================================================================================
Expenses:                Investment advisory fees (Note 2) ........................................   $    165,425
                         Commission fees (Note 4) .................................................         27,190
                         Accounting services (Note 2) .............................................          8,139
                         Professional fees ........................................................          5,234
                         Transfer agent fees ......................................................          5,041
                         Directors' fees and expenses .............................................          3,585
                         Custodian fees ...........................................................          2,227
                         Listing fees .............................................................          2,129
                         Printing and shareholder reports .........................................          1,521
                         Pricing fees .............................................................          1,052
                         Other ....................................................................          1,222
                                                                                                      ------------
                         Total expenses before reimbursement ......................................        222,765
                         Reimbursement of expenses (Note 2) .......................................       (185,025)
                                                                                                      ------------
                         Total expenses ...........................................................                         37,740
                                                                                                                      ------------
                         Investment income -- net .................................................                      1,565,665
                                                                                                                      ------------
==================================================================================================================================
Realized & Unrealized    Realized gain on investments -- net ......................................                         40,151
Gain (Loss) on           Unrealized depreciation on investments -- net ............................                       (846,874)
Investments -- Net                                                                                                    ------------
(Notes 1b, 1d & 3):      Net Increase in Net Assets Resulting from Operations .....................                   $    758,942
                                                                                                                      ============
==================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                     For the Period
                                                                                                                  Jan. 29, 1999+ to
                         Increase (Decrease) in Net Assets:                                                          March 31, 1999
===================================================================================================================================
Operations:              Investment income -- net ................................................................    $   1,565,665
                         Realized gain on investments -- net .....................................................           40,151
                         Unrealized depreciation on investments -- net ...........................................         (846,874)
                                                                                                                      -------------
                         Net increase in net assets resulting from operations ....................................          758,942
                                                                                                                      -------------
===================================================================================================================================
Dividends to             Investment income -- net to Preferred Stock shareholders ................................         (251,579)
Shareholders                                                                                                          -------------
(Note 1e):               Net decrease in net assets resulting from dividends to shareholders .....................         (251,579)
                                                                                                                      -------------
===================================================================================================================================
Capital Stock            Proceeds from issuance of Common Stock ..................................................      147,900,000
Transactions             Proceeds from issuance of Preferred Stock ...............................................       91,000,000
(Note 4):                Offering costs resulting from the issuance of Common Stock ..............................         (262,877)
                         Offering and underwriting costs resulting from the issuance of Preferred Stock ..........         (852,500)
                                                                                                                      -------------
                         Net increase in net assets derived from capital stock transactions ......................      237,784,623
                                                                                                                      -------------
===================================================================================================================================
Net Assets:              Total increase in net assets ............................................................      238,291,986
                         Beginning of period .....................................................................          100,005
                                                                                                                      -------------
                         End of period* ..........................................................................    $ 238,391,991
                                                                                                                      =============
===================================================================================================================================
                        *Undistributed investment income -- net ..................................................    $   1,314,086
                                                                                                                      =============
===================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

                   MuniHoldings California Insured Fund IV, Inc., March 31, 1999

FINANCIAL HIGHLIGHTS

                         The following per share data and ratios have been derived
                         from information provided in the financial statements.                                  For the Period
                                                                                                              Jan. 29, 1999+ to
                         Increase (Decrease) in Net Asset Value:                                                 March 31, 1999
===============================================================================================================================
Per Share                Net asset value, beginning of period ................................................     $      15.00
Operating                                                                                                          ------------
Performance:             Investment income -- net ............................................................              .16
                         Realized and unrealized loss on investments -- net ..................................             (.07)
                                                                                                                   ------------
                         Total from investment operations ....................................................              .09
                                                                                                                   ------------
                         Capital charge resulting from issuance of Common Stock ..............................             (.03)
                                                                                                                   ------------
                         Effect of Preferred Stock activity:++
                           Dividends to Preferred Stock shareholders:
                             Investment income -- net ........................................................             (.03)
                           Capital charge resulting from issuance of Preferred Stock .........................             (.09)
                                                                                                                   ------------
                         Total effect of Preferred Stock activity ............................................             (.12)
                                                                                                                   ------------
                         Net asset value, end of period ......................................................     $      14.94
                                                                                                                   ============
                         Market price per share, end of period ...............................................     $     14.875
                                                                                                                   ============
===============================================================================================================================
Total Investment         Based on market price per share .....................................................             (.83%)+++
Return:**                                                                                                          ============
                         Based on net asset value per share ..................................................             (.40%)+++
                                                                                                                   ============
===============================================================================================================================
Ratios to Average        Expenses, net of reimbursement ......................................................              .13%*
Net Assets:***                                                                                                     ============
                         Expenses ............................................................................              .74%*
                                                                                                                   ============
                         Investment income -- net ............................................................             5.21%*
                                                                                                                   ============
===============================================================================================================================
Supplemental Data:       Net assets, net of Preferred Stock, end of period (in thousands) ....................     $    147,392
                                                                                                                   ============
                         Preferred Stock outstanding, end of period (in thousands) ...........................     $     91,000
                                                                                                                   ============
                         Portfolio turnover ..................................................................            34.59%
                                                                                                                   ============
===============================================================================================================================
Leverage:                Asset coverage per $1,000 ...........................................................     $      2,620
===============================================================================================================================
Dividends Per            Series A -- Investment income -- net ................................................     $         69
Share on Preferred                                                                                                 ============
Stock Outstanding:       Series B -- Investment income -- net ................................................     $         69
                                                                                                                   ============
===============================================================================================================================

      *     Annualized.
      **    Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
      ***   Do not reflect the effect of dividends to Preferred Stock
            shareholders.
      +     Commencement of operations.
      ++    The Fund's Preferred Stock was issued on February 22, 1999.
      +++   Aggregate total investment return.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

MuniHoldings California Insured Fund IV, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on January 29, 1999, the Fund had no operations other than those relating to organizational matters and the sale of 6,667 shares of Common Stock on January 13, 1999 to Fund Asset Management, L.P. ("FAM") for $100,005. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol CIL. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added

                   MuniHoldings California Insured Fund IV, Inc., March 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including issuance of Preferred Stock. For the period January 29, 1999 to March 31, 1999, FAM earned fees of $165,425, all of which was voluntarily waived. FAM also reimbursed the Fund additional expenses of $19,600.

During the period January 29, 1999 to March 31, 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, received underwriting fees of $682,500 in connection with the issuance of the Fund's Preferred Stock.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period January 29, 1999 to March 31, 1999 were $267,048,297 and $60,455,722, respectively.

Net realized gains (losses) for the period January 29, 1999 to March 31, 1999 and net unrealized gains (losses) as of March 31, 1999 were as follows:

------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                Gains (Losses)   Gains (Losses)
------------------------------------------------------------------------------
Long-term investments .......................    $  (352,161)      $  (931,249)
Foreign financial futures ...................        392,312            84,375
                                                 -----------       -----------
Total .......................................    $    40,151       $  (846,874)
                                                 ===========       ===========
------------------------------------------------------------------------------

As of March 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $931,249, of which $87,900 related to appreciated securities and $1,019,149 related to depreciated securities. The aggregate cost of investments at March 31, 1999 for Federal income tax purposes was $233,319,570.

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of capital stock without approval of holders of Common Stock.

Common Stock

Shares issued and outstanding during the period January 29, 1999 to March 31, 1999 increased by 9,860,000 from shares sold.

Preferred Stock

Auction Market Preferred Stock ("AMPS") are shares of Preferred Stock of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at March 31, 1999 were as follows: Series A, 3.20% and Series B, 2.75%.

In connection with the offering of AMPS, the Board of Directors has reclassified 3,640 shares of unissued capital stock as AMPS. Shares issued and outstanding during the period January 29, 1999 to March 31, 1999 increased by 3,640 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the period January 29, 1999 to March 31, 1999, MLPF&S, an affiliate of FAM, earned $21,626 as commissions.

5. Subsequent Event:

On April 8, 1999, the Fund's Board of Directors declared an ordinary income dividend to Common Stock shareholders in the amount of $.132085 per share, payable on April 29, 1999 to shareholders of record as of April 22, 1999.

                        Audited Financial Statements for
                 MuniHoldings California Insured Fund IV, Inc.
             for the Period January 29, 1999 to September 30, 1999

                           [To be filed by amendment]

                       Unaudited Financial Statements for
                     the Combined Fund on a Pro Forma Basis,
                               as of June 30, 1999

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- 98.6%
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $3,345  ABC California Unified School District,
                            GO, Series A, 5.625% due 8/01/2020(f) ..     --         $3,413           --            --       $3,413
AAA      Aaa       1,000  Anaheim, California, Public Financing
                            Authority, Lease Revenue Bonds (Public
                            Improvements Project), Series C, 5.38%
                            due 9/01/2024(f)** .....................   $246             --           --            --          246
AAA      Aaa       1,000  Anaheim, California, Public Financing
                            Authority Revenue Bonds, Electric
                            System District Facilities,
                            5% due 10/01/2023(g) ...................     --             --           --          $945          945
AAA      Aaa       3,195  Benicia, California, Unified School
                            District, GO, Refunding, Series A,
                            5.216% due 8/01/2019(c)** ..............  1,064             --           --            --        1,064
AAA      Aaa       4,000  Cabrillo, California, Unified School
                            District, GO, Series A, 5.216% due
                            8/01/2019(a)** .........................  1,332             --           --            --        1,332
AAA      Aaa       1,220  California Community College Financing
                            Authority, Lease Revenue Bonds (West
                            Valley--Mission Community College),
                            5.50% due 5/01/2017(g) .................     --          1,241           --            --        1,241
                          California Educational Facilities
                            Authority Revenue Bonds:
AAA      Aaa       8,210  (Stanford University), Series N,  5.20%
                            due 12/01/2027 .........................     --             --      $ 7,938            --        7,938
AA       Aa2      10,000  (University of Southern California),
                            5.50% due 10/01/2027 ...................     --             --        5,048         5,048       10,096
AAA      Aaa       1,430  California Educational Facilities
                            Authority, Revenue Refunding Bonds
                            (Mills College), 5.125% due
                            9/01/2022(g) ...........................  1,378             --           --            --        1,378
                          California HFA, Home Mortgage Revenue
                            Bonds, AMT:
AAA      Aaa       3,000    Series B,  5.25% due 2/01/2028(a)(d) ...  2,851             --           --            --        2,851
AAA      Aaa       4,125    Series E,  6.10% due 8/01/2029(a) ......     --          4,266           --            --        4,266
AAA      Aaa       7,500    Series J,  5.55% due 8/01/2028(g) ......  7,446             --           --            --        7,446
AAA      Aaa       4,600    Series M,  5 60% due 8/01/2029(g) ......     --          4,600           --            --        4,600
AAA      Aaa      22,500    Series N,  5.25% due 8/01/2029(f) ......  2,373             --       18,986            --       21,359
                          California HFA Revenue Bonds, Home
                            Mortgage, AMT:
AAA      Aaa       1,000    Series I,  5.75% due 2/01/2029(g) ......     --          1,019           --            --        1,019
AAA      Aaa       3,000    Series J--2, 5.30% due 8/01/2016(g) ....     --             --           --         2,934        2,934

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,000    Series R,  5.25% due 8/01/2026(a) ......     --             --           --         4,757        4,757
AA--     Aa3       3,890  California HFA Revenue Bonds (M/F
                            Housing III), AMT, Series A,  5.375%
                            due 8/01/2028 ..........................     --             --           --         3,842        3,842
AAA      Aaa       2,000  California Health Facilities Finance
                            Authority Revenue Bonds (Kaiser
                            Permanente), Series A, 5.50% due
                            6/01/2022(f) ...........................     --             --           --         2,010        2,010
                          California Health Facilities Finance
                            Authority Revenue Bonds, RITR:
NR*      Aaa      10,000    Series 14, 6.87% due 8/15/2030(b) ......     --          9,746           --            --        9,746
AAA      NR*       2,500    Series 26, 7.175% due 6/01/2022(b)(f) ..  2,524             --           --            --        2,524
                          California Health Facilities Finance
                            Authority Revenue Refunding Bonds:
A--1+    VMIG--1+  7,500    (Adventist Hospital), VRDN, Series B,
                              3.85% due 9/01/2028(g)(h) ............     --             --        2,000         5,500        7,500
AAA      Aaa       2,500    (Catholic Healthcare West), Series A,
                              5.125% due 7/01/2024(g) ..............     --             --        2,387            --        2,387
AAA      Aaa       2,500    (Children's Hospital), 5.375% due
                              7/01/2016(g) .........................     --          2,504           --            --        2,504
AAA      Aaa       4,500    (Children's Hospital), 5.375% due
                              7/01/2020(g) .........................     --          4,464           --            --        4,464
AAA      Aaa       3,870    (Little Co. of Mary Health Service),
                              4.50% due 10/01/2028(a) ..............     --          3,285           --            --        3,285
AAA      NR*       8,500    RIB, Series 90, 7.485% due
                              8/15/2028(b) .........................     --             --           --         8,228        8,228
AAA      Aaa          45    (Sutter Health), Series A, 5.35% due
                              8/15/2028 ............................     --             --           --            44           44
                          California Pollution Control Financing
                            Authority, PCR, Refunding (Pacific
                            Gas and Electric), VRDN(h):
A--1+    VMIG--1+  8,300    Series E,  3.60% due 11/02/2026 ........     --             --        5,000         3,300        8,300
A1+      NR*       1,200    Series F,  3.85% due 11/01/2026 ........     --             --        1,200            --        1,200
AAA      Aaa       4,180  California State, Department of Water
                            Resources, Water Systems Revenue
                            Refunding Bonds (Central Valley
                            Project), Series Q,  5.375% due
                            12/01/2027(g) ..........................  4,190             --           --            --        4,190

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
                          California State Economic Development
                            Financing Authority Revenue Bonds
                            (California Independent Systems
                            Project), VRDN(h):
A1+      VMIG1+      200    Series A,  3.80% due 4/01/2008 .........    100            100           --            --          200
A--1+    VMIG--1+  6,300    Series B,  3.80% due 4/01/2008 .........     --             --           --         6,300        6,300
A--1+    VMIG--1+    100    Series D,  3.80% due 4/01/2008 .........     --             --           --           100          100
                          California State, GO, Refunding:
AAA      Aaa       2,000    Veterans Bonds, AMT, Series BH,
                            5.40% due 12/01/2016(f) ................     --             --        2,014            --        2,014
AAA      Aaa      17,635    5% due 2/01/2023(c) ....................     --             --        2,364        14,313       16,677
                          California State Public Work Board,
                            Lease Revenue Bonds, Department of
                            Corrections, Series A(a):
AAA      Aaa       2,000    5.50% due 1/01/2017 ....................     --          2,031           --            --        2,031
AAA      Aaa       2,950    5.25% due 1/01/2021 ....................  2,902             --           --            --        2,902
AAA      Aaa       4,370  California State Public Works Board,
                            Lease Revenue Bonds (Various
                            University of California Projects),
                            Series C,  5.125% due 9/01/2022(a) .....     --             --        4,212            --        4,212
                          California State Public Works Board,
                            Lease Revenue Refunding Bonds (a):
AAA      Aaa       4,500    Department of Corrections, Series B,
                              5% due 9/01/2021(g) ..................     --          2,375           --         1,900        4,275
AAA      Aaa       2,625    (Various Community College Projects),
                              Series B, 5.625% due 3/01/2019 .......     --          2,682           --            --        2,682
AAA      Aaa       3,000    (Various University of California
                              Projects), Series A,  5.40% due
                              12/01/2016 ...........................     --          3,025           --            --        3,025
AAA      Aaa       1,000  California State University and
                            Colleges Revenue Refunding Bonds
                            (Hayward Foundation Inc. Auxilary
                            Organization),  5.25% due
                            8/01/2025(g) ...........................    980             --           --            --          980
AAA      Aaa      19,750  California State Veterans Bonds, GO,
                            Refunding, AMT, Series BH,
                            5.50% due 12/01/2024(f)(i) ............. 10,261          9,744           --            --       20,005

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
                          California Statewide Communities
                            Development Authority, COP:
NR*      VMIG1+    5,400    (Continuing Care/Univiersity
                              Project), VRDN, 3.85% due
                              11/15/2028(h) ........................    600          2,300           --         2,500        5,400
AAA      Aaa       2,890    (Huntington East Valley Hospital),
                              5.40% due 12/01/2027(a) ..............  2,886             --           --            --        2,886
NR*      Aaa       5,000    RIB, Series 24, 6.775% due
                              12/01/2015(b)(f) .....................     --             --        5,028            --        5,028
NR*      Aaa       2,035  California Statewide Communities
                            Development Authority, COP, Refunding
                            (San Diego State University
                            Foundation), 5.30% due 3/01/2017(a) ....  2,032             --           --            --        2,032
AAA      Aaa      30,480  Central Coast Water Authority,
                            California Revenue Refunding Bonds
                            (State Water Project Regional
                            Facilities), Series A, 5% due
                            10/01/2022(a) ..........................     --          7,076       14,190         7,568       28,834
AAA      Aaa       2,750  Central Valley Financing Authority,
                            California Cogeneration Project
                            Revenue Refunding Bonds (Cason
                            Ice--Generation Project), 5.20% due
                            7/01/2020(g) ...........................     --             --        2,685            --        2,685
AAA      Aaa       4,260  Clovis, California, Sewer Revenue
                            Refunding Bonds, 5.20% due
                            8/01/2028(g) ...........................     --             --        4,142            --        4,142
AAA      Aaa       6,140  Contra Costa, California, Water
                            District, Water Revenue Bonds, Series
                            G, 5% due 10/01/2024(g) ................     --             --           --         5,795        5,795
AAA      Aaa       3,690  Contra Costa County, California, COP,
                            Refunding (Merrithew Memorial
                            Hospital Project), 5.50% due
                            11/01/2022(g) ..........................     --          3,722           --            --        3,722
AAA      Aaa       4,000  Contra Costa County, California,
                            Pubic Financing Authority, Lease
                            Revenue Refunding Bonds (Various
                            Capital Facilities), Series 1999A,
                            5% due 6/01/2028(g) ....................     --             --        3,761            --        3,761
BBB      NR*       7,000  Contra Costa County, California,
                            Public Financing Authority, Tax
                            Allocation Revenue Refunding Bonds
                            (Pleasant Hill Bart Etc.
                            Redevelopment), 5.25% due 8/01/2028 ....  3,254             --        3,254            --        6,508

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       7,500  Delta County, California, Home Mortgage
                            Finance Authoriy, S/F Mortgage
                            Revenue Bonds, AMT, Series A,
                            5.35% due 6/01/2024(e)(g) ..............  7,298             --           --            --        7,298
                          East Side Union High School District,
                            California, Santa Clara County GO,
                            Series E(c):
AAA      Aaa       6,205    5% due 9/01/2022 .......................     --             --        2,843         3,038        5,881
AAA      Aaa       5,655    5% due 9/01/2023 .......................     --             --           --         5,346        5,346
AAA      Aaa       7,000  El Dorado County, California, Public
                            Agency Financing Authority Revenue
                            Refunding Bonds, 5.50% due
                            2/15/2021(c) ...........................     --          7,067           --            --        7,067
AAA      Aaa       2,505  Folsom Cordova, California, Unified
                            School District, Refunding, COP
                            (1998 Financing Project), 5.25% due
                            3/01/2024(f) ...........................  2,467             --           --            --        2,467
AAA      Aaa       3,000  Fremont, California, Unified School
                            District, Alameda County, GO,
                            Refunding, 5.25% due 9/01/2019(g) ......  2,974             --           --            --        2,974
AAA      Aaa       3,390  Fresno, California, Sewer Revenue
                            Bonds, Series A, 5% due 9/01/2023(g) ...     --             --           --         3,203        3,203
AAA      Aaa       1,360  Hayward, California, COP (Civic Center
                            Project), 5.25% due 8/01/2026(g) .......  1,327             --           --            --        1,327
AAA      Aaa       3,850  Irvine, California, Unified School
                            District, Special Tax, Community
                            Facilities District Number 86-1,
                            5.375% due 11/01/2020(a) ...............  3,871             --           --            --        3,871
AAA      Aaa       7,100  La Quinta, California, Redevelopment
                            Agency, Tax Allocation Refunding
                            Bonds (Redevelopment Project Area
                            Number 1),  5.20% due 9/01/2028(a) .....  2,430             --           --         4,472        6,902
AAA      Aaa      10,000  Long Beach, California, Harbor Revenue
                            Bonds, AMT, 5.375% due 5/15/2020(g) ....     --             --        9,894            --        9,894
AAA      Aaa       3,590  Long Beach California, Water Revenue
                            Refunding Bonds, Series A,  5% due
                            5/01/2024 ..............................     --             --           --         3,390        3,390
AAA      Aaa      10,650  Los Altos, California, School District
                            GO, Series A, 5% due 8/01/2023(f) ......     --             --           --        10,065       10,065

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa      15,875  Los Angeles, California, Convention and
                            Exhibition Center Authority, Lease
                            Revenue Bonds, RITR, Series 21,
                            6.87% due 8/15/2018(b)(g) .............. 15,898             --           --            --       15,898
AAA      Aaa       3,000  Los Angeles, California, Convention and
                            Exhibition Center Authority, Lease
                            Revenue Refunding Bonds, Series A,
                            5.125% due 8/15/2021(g) ................     --             --           --         2,898        2,898
                          Los Angeles, California, Department of
                            Water and Power, Electric Plant
                            Revenue Bonds:
AAA      Aaa       5,250    5.25% due 6/15/2013(f) .................     --             --           --         5,271        5,271
NR*      Aaa       6,200    RITR, Series 18,  6.92% due
                              11/15/2031(b)(c) .....................     --          6,161           --            --        6,161
AAA      Aaa       4,230  Los Angeles, California, M/F Housing
                            Revenue Refunding Bonds, Senior
                            Series G,  5.65% due 1/01/2014(f) ......     --          4,315           --            --        4,315
                          Los Angeles, California, Unified School
                            District, GO(c):
AAA      Aaa      22,200    Series A,  5% due 7/01/2021 ............ 15,003             --        2,143         4,001       21,147
AAA      Aaa      11,915    Series B,  5% due 7/01/2023 ............     --             --        2,363         8,900       11,263
AAA      Aaa       5,000  Los Angeles County, California,
                            Metropolitan Transportation
                            Authority, Sales Tax Revenue Bonds,
                            RITR, Series 30, 6.62% due
                            7/01/2023(a)(b) ........................  4,826             --           --            --        4,826
                          Los Angeles County, California,
                            Metropolitan Transportation
                            Authority, Sales Tax Revenue
                            Refunding Bonds:
AAA      Aaa      16,250    Proposition A, First Tier, Senior
                              Series A, 5.25% due 7/01/2027(g) .....  6,124          9,799           --            --       15,923
AAA      Aaa       2,500    Proposition A, First Tier, Senior
                              Series C, 5% due 7/01/2026(a) ........     --             --        2,355            --        2,355
AAA      Aaa       2,500    Proposition C, 2nd Senior--Series A,
                              5% due 7/01/2023(a) ..................     --             --        2,363            --        2,363
AAA      Aaa       6,000  Los Angeles County, California,
                            Sanitation Districts Financing
                            Authority Revenue Bonds (Capital
                            Projects), Series A,  5.25% due
                            10/01/2019(g) ..........................     --             --        5,911            --        5,911
AAA      Aaa       1,750  Metropolitan Water District, Southern
                            California, Waterworks Revenue Bonds,
                            Series A, 5.50% due 7/01/2025(g) .......     --          1,762           --            --        1,762

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,080  Monrovia, California, Unified School
                            District, GO, Series A,  5.375% due
                            8/01/2022(g) ...........................  1,085             --           --            --        1,085
AAA      Aaa       2,000  Montebello, California, Community
                            Redevelopment Agency, Housing Tax
                            Allocation Bonds, Series A, 5.45% due
                            9/01/2019(f) ...........................     --          2,006           --            --        2,006
AAA      Aaa       6,065  Monterey County, California, COP
                            (Natividad Medical Center
                            Improvement), Series E, 4.75% due
                            8/01/2027(g) ...........................     --             --        2,684         2,742        5,426
AAA      Aaa      16,000  Norco, California, Redevelopment
                            Agency, Tax Allocation Bonds,
                            Refunding (Norco Redevelopment
                            Project-- Area Number 1),  5.75% due
                            3/01/2026(g) ...........................     --         16,448           --            --       16,448
AAA      Aaa       2,250  Northern California Power Agency,
                            Multiple Capital Facilities Revenue
                            Refunding Bonds, Series A, 5% due
                            8/01/2025(a) ...........................     --             --           --         2,122        2,122
AAA      Aaa      12,700  Northern California Power Agency,
                            Public Power Revenue Refunding Bonds
                            (Hydroelectric Project Number One),
                            Series A,  5.125% due 7/01/2023(g) .....  5,780             --        5,250         1,200       12,230
NR*      VMIG1+    3,600  Northern California Transmission
                            Revenue Bonds, RITR, Series 16,
                            6.62% due 5/01/2020(b) .................     --          3,483           --            --        3,483
AAA      Aaa       1,300  Oakland, California, GO, Measure K,
                            Series C, 5.80% due 12/15/2018(g) ......     --          1,342           --            --        1,342
AAA      Aaa       5,000  Oakland, California, State Building
                            Authority Lease Revenue Bonds (Elihu
                            M. Harris), Series A, 5% due
                            4/01/2023(a) ...........................     --             --           --         4,727        4,727
AAA      Aaa      13,095  Oakland, California, Unified School
                            District, Alameda County, Refunding,
                            GO, Series C, 5.50% due 8/01/2019(c) ... 13,209             --           --            --       13,209
AAA      Aaa       5,000  Olivenhain Municipal Water District,
                            California Water Revenue Refunding
                            Bonds, COP, Capital Projects, 5.125%
                            due 6/01/2028(c) .......................  4,775             --           --            --        4,775

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,750  Palm Desert, California, Financing
                            Authority, Tax Allocation Refunding
                            Bonds (Project Area Number 1),
                            5.45% due 4/01/2018(g) .................     --          5,807           --            --        5,807
AAA      Aaa       5,000  Pittsburg, California, Public Financing
                            Authority, Water Revenue Bonds,
                            5.50% due 6/01/2027(g) .................     --          5,045           --            --        5,045
AAA      Aaa       7,500  Pittsburg, California, Redevelopment
                            Agency, Tax Allocation Bonds (Los
                            Medanos Project Area), Series B,
                            5.70% due 8/01/2032(f) .................     --          7,723           --            --        7,723
AAA      Aaa       2,000  Pomona, California, Public Financing
                            Authority Revenue Refunding Bonds
                            (SW Pomona Redevelopment Project),
                            Series W,  5% due 2/01/2024(g) .........     --             --           --         1,889        1,889
                          Port Oakland, California, Port Revenue
                            Bonds (g):
AAA      Aaa       2,000    AMT, Series G,  5.375% due 11/01/2025 ..     --          1,963           --            --        1,963
AAA      Aaa       7,000    Series J,  5.50% due 11/01/2026 ........     --          7,065           --            --        7,065
AAA      Aaa       5,000  Rancho Cucamonga, California,
                            Redevelopment Agency, Tax Allocation
                            Bonds (Rancho Redevelopment Project),
                            5.25% due 9/01/2026(g) .................  4,900             --           --            --        4,900
AAA      Aaa       3,530  Riverside County, California, COP,
                            Refunding, 5% due 12/01/2021(g) ........     --             --        3,343            --        3,343
AAA      Aaa      13,920  Sacramento, California, Cogeneration
                            Authority, Cogeneration Project
                            Revenue Refunding Bonds, 5.20% due
                            7/01/2021(g) ...........................  6,326             --           --            --        6,326
AAA      Aaa      15,000  Sacramento, California, Municipal
                            Utility District, Electric Revenue
                            Bonds, Series K, 5.25% due
                            7/01/2024(a) ...........................  4,932          9,863           --            --       14,795
AAA      Aaa       2,750  Sacramento, California, Municipal
                            Utility District, Electric Revenue
                            Refunding Bonds, Series L, 5.20% due
                            7/01/2017(g) ...........................     --             --        2,723            --        2,723
AAA      Aaa       8,000  Sacramento County, California, COP,
                            Refunding (Public Facilities
                            Project),  4.75% due 10/01/2027(a) .....  7,155             --           --            --        7,155

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,800  Salida, California, Area Public
                            Facilities Financing Agency,
                            Community Facilities District Special
                            Tax Refunding Bonds (No. 1998--1),
                            5.25% due 9/01/2028(f) .................     --             --        5,681            --        5,681
AAA      Aaa       2,000  San Diego, California, Certificates of
                            Unified Dividend Interest, Water
                            Utility Fund, Net System Revenue
                            Bonds, 5% due 8/01/2021(c) .............     --             --           --         1,895        1,895
AAA      Aaa       2,000  San Diego, California, Convention
                            Center Expansion Financing Authority,
                            Lease Revenue Bonds, Series A, 4.75%
                            due 4/01/2028(a) .......................     --             --        1,787            --        1,787
                          San Diego, California, Public
                            Facilities Financing Authority, Sewer
                            Revenue Bonds(c):
AAA      Aaa       9,000    5% due 5/15/2025 .......................     --             --           --         8,477        8,477
AAA      Aaa      22,555    Series A,  5.25% due 5/15/2027 ......... 18,426             --           --         3,523       21,949
AAA      Aaa       2,950    Series B,  5.25% due 5/15/2027 .........     --             --        2,891            --        2,891
AAA      NR*       5,825  San Diego County, California, COP,
                            Refunding (Central Jail), 5% due
                            10/01/2025(a) ..........................     --             --           --         5,492        5,492
AAA      Aaa       2,500  San Diego County, California, Water
                            Authority, Water Revenue Bonds, COP,
                            Series A, 5% due 5/01/2022(c) ..........     --             --        2,366            --        2,366
AAA      Aaa       2,650  San Diego, California, Public
                            Facilities Authority Revenue Bonds,
                            Series A, 5% due 8/01/2023(a) ..........     --             --           --         2,504        2,504
                          San Fransisco, California, City and
                            County Airport Commission,
                            International Airport Revenue Bonds,
                            Second Series:
AAA      Aaa       2,000  AMT, Issue 10--A,  5.70% due
                            5/01/2026 (g) ..........................     --          2,025           --            --        2,025
AAA      Aaa       6,000  AMT, Issue 12--A,  5.80% due
                            5/01/2021 (c) ..........................     --          6,132           --            --        6,132
AAA      Aaa       5,400  Issue 15B,  5% due 5/01/2024(g) ..........     --             --           --         5,099        5,099

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,540  San Francisco, California, City and
                            County Airport Commission,
                            International Airport Revenue Bonds,
                            Special Facilities Lease (SFO Fuel
                            Co. LLC), AMT, Series A, 5.25% due
                            1/01/2022(a) ...........................  5,383             --           --            --        5,383
                          San Francisco, California, City and
                            County, GO, Refunding, Series 1(c):
AAA      Aaa       6,015    5.125% due 6/15/2013 ...................     --             --        3,013         3,028        6,041
AAA      Aaa      10,000    5.125% due 6/15/2014 ...................     --             --        5,006         5,006       10,012
AAA      Aaa       3,500  San Francisco, California, City and
                            County Redevelopment Agency, Hotel
                            Tax Revenue Refunding Bonds, 5% due
                            7/01/2025(f) ...........................     --             --           --         3,301        3,301
AAA      NR*       3,530  San Francisco, California, City and
                            County Redevelopment Agency, M/F
                            Housing Revenue Bonds (1045 Mission
                            Apartments), AMT, Series C, 5.25% due
                            12/20/2027(i) ..........................     --             --           --         3,394        3,394
AAA      Aaa       4,000  San Francisco, California, City and
                            County Redevelopment Financing
                            Authority, Tax Allocation Bonds,
                            Refunding (Redevelopment Project),
                            Series D, 0% due 8/01/2022(g) ..........     --          1,119           --            --        1,119
AAA      Aaa      10,000  San Francisco, California, State
                            Building Authority, Lease Revenue
                            Bonds (San Francisco Civic Center
                            Complex), Series A,  5.25% due
                            12/01/2021(a) ..........................     --          9,831           --            --        9,831
AAA      Aaa       1,045  San Francisco, California, Unified
                            School District, COP, 4.75% due
                            8/01/2024 ..............................     --             --          940            --          940
AAA      Aaa      22,120  San Joaquin Hills, California,
                            Transportation Corridor Agency, Toll
                            Road Revenue Refunding Bonds, Series
                            A, 5.25% due 1/15/2030(g) ..............     --             --        9,850        11,679       21,529
AAA      Aaa       9,200  San Jose, California, Improvement Bond
                            Act of 1915, Special Assessment
                            Refunding Bonds, Reassessemt District
                            98--216SJ--24P, 5.25% due
                            9/02/2015(a) ...........................  9,140             --           --            --        9,140

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,845  San Jose, California, Redevelopment
                            Agency Tax Allocation (Merged Area
                            Redevelopment Project), 5% due
                            8/01/2026(a) ...........................     --             --           --         4,564        4,564
AAA      Aaa       5,000  San Jose--Santa Clara, California,
                            Water Financing Authority, Sewer
                            Revenue Bonds, Series A, 5.375% due
                            11/15/2020(c) ..........................  4,990             --           --            --        4,990
AAA      Aaa       5,000  San Mateo County, California, Joint
                            Powers Authority, Lease Revenue
                            Refunding  Bonds (Capital Projects),
                            Series A,  4.75% due 7/15/2023(f) ......     --             --           --         4,491        4,491
AAA      Aaa       5,000  Santa Ana, California, Financing
                            Authority, Revenue Refunding Bonds
                            (South Harbor Boulevard), Series A,
                            5% due 9/01/2019(g) ....................  4,768             --           --            --        4,768
AAA      Aaa      26,750  Santa Clara County, California,
                            Financing Authority, Lease Revenue
                            Refunding Bonds, Series A, 5% due
                            11/15/2022(a) ..........................  6,385             --        9,459         9,459       25,303
AAA      Aaa       9,000  Santa Fe Springs, California, Community
                            Development, Community Tax Allocation
                            Refunding Bonds (Consolidated
                            Redevelopment Project), Series A,
                            5% due 9/01/2022(g) ....................  8,515             --           --            --        8,515
AAA      VMIG--1+  2,700  Southern California Public Power
                            Authority, Power Project Revenue
                            Refunding Bonds (Palo Verde Project),
                            VRDN, Series C,  3.60% due
                            7/01/2017(a)(h) ........................     --             --           --         2,700        2,700
AAA      Aaa       7,750  Southern California Public Power
                            Authority Revenue Refunding Bonds
                            (SouthernTransmission  Project),
                            5.75% due 7/01/2021(g) .................     --          7,912           --            --        7,912
AAA      Aaa       8,000  Stockton, California, Revenue Refunding
                            Bonds, COP (Wastewater System
                            Project), Series A, 5.20% due
                            9/01/2029(g) ...........................  4,830             --           --         2,835        7,665
AAA      Aaa       9,750  Turlock, California, Irrigation
                            District Revenue Refunding Bonds,
                            Series A,  5% due 1/01/2026(g) .........     --             --        1,650         7,541        9,191
AAA      Aaa       2,000  University of California, COP, Series
                            A, 5.125% due 11/01/2020 (a) ...........     --             --           --         1,936        1,936

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                                   MuniHoldings  MuniHoldings  MuniHoldings  MuniHoldings  Pro Forma
                                                                    California    California    California    California      for
S&P      Moody's   Face                                              Insured        Insured       Insured       Insured    Combined
Ratings  Ratings  Amount                   Issue                      Fund++       Fund II++    Fund III++     Fund IV++    Funds++
------------------------------------------------------------------------------------------------------------------------------------
California -- (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000  University of California, Research
                            Facilities Revenue Bonds, Series D,
                            5% due 9/01/2024 (f) .................       --             --           --         2,832        2,832
AAA      Aaa       4,000  University of California Revenue Bonds
                            (University of California Medical
                            Center), 5.75% due 7/01/2024(a) ......       --          4,082           --            --        4,082
AAA      Aaa      15,200  University of California Revenue
                            Refunding Bonds (Multiple Purpose
                            Projects), Series E, 5.125% due
                            9/01/2020(g) .........................    9,704             --        4,076           970       14,750

------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico --  1.1%
------------------------------------------------------------------------------------------------------------------------------------
  A      Baa1      4,150  Puerto Rico Commonwealth, GO, Public
                            Improvement, 5% due 7/01/2027 ........    3,855             --           --            --        3,855
  A      Baa1      5,000  Puerto Rico Commonwealth, Highway and
                            Transportation Authority, Highway
                            Revenue Bonds, Series Y, 5.50% due
                            7/01/2026 ............................       --          5,000           --            --        5,000
                          Total Investments  (Cost - $863,998)
                            - 99.7% ..............................  232,795        193,543      172,800       229,074      828,212
                          Variation Margin on Financial Futures
                            Contracts *** (0.2%) .................     (276)          (346)        (536)         (384)      (1,542)
                          Other Assets Less Liabilities - 0.5% ...    4,554          3,362       (2,505)       (1,719)       3,692
                                                                   --------       --------     --------      --------      -------
                          Net Assets - 100.0% .................... $237,073       $196,559     $169,759      $226,971      830,362
                                                                   ========       ========     ========      ========      =======
                 866,475

--------------------------------------------------------------------------------
(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(b)   MBIA Insured.
(c)   AMBAC Insured.
(d)   FSA Insured.
(e)   GNMA Collateralized.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(h)   FNMA Collateralized.

                      COMBINED SCHEDULE OF INVESTMENTS FOR
                 MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.,
                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
               AND MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

California (continued)
--------------------------------------------------------------------------------

(i)   FGIC Insured.
(j)   FHLMC Collateralized.
(k) All or a portion of security held as collateral in connection with open financial futures contract.
*     Not Rated
** Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
+     Highest short-term rating by Moody's Investors Service, Inc.
++    Financial futures contracts sold as of March 31, 1999 were as follows:
--------------------------------------------------------------------------------

                                                                                                 (in Thousands)

                                                                                                      Value
Number of Contracts                                 Issue              Expiration Date          (Notes 1a & 1b)
-------------------                                 -----              ---------------          ---------------
       1,120                                  US Treasury Bonds         September 1999              $129,815
                                                                                                    --------
Total Financial Futures Contracts Sold
(Total Contract Price - $127,835)                                                                   $129,815
                                                                                                    ========

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

PORTFOLIO ABBREVIATIONS

      To simplify the listings of MuniHoldings California Insured Fund II's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT               Alternative Minimum Tax (subject to)
COP               Certificates of Participation
GO                General Obligation Bonds
HFA               Housing Finance Agency
M/F               Multi-Family
PCR               Pollution Control Revenue Bonds
RIB               Residual Interest Bonds
RITR              Residual Interest Trust Receipts
S/F               Single-Family
UT                Unlimited Tax
VRDN              Variable Rate Demand Notes

      The following unaudited pro forma Combined Statement of Assets, Liabilities and Capital for the Combined Fund has been derived from the Statements of Assets, Liabilities and Capital of the respective Funds at June 30, 1999 and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at June 30, 1999. The pro forma Combined Statement of Assets, Liabilities and Capital is presented for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at June 30, 1999. The pro forma Combined Statement of Assets, Liabilities and Capital should be read in conjunction with the Funds' financial statements and related notes thereto which are included in the Joint Proxy Statement and Prospectus.

           COMBINED STATEMENT OF ASSETS, LIABILITIES AND CAPITAL FOR MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC., MUNIHOLDINGS CALIFORNIA INSURED
   FUND, INC., MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC. AND MUNIHOLDINGS
                        CALIFORNIA INSURED FUND IV, INC.
                               AS OF JUNE 30, 1999

                                                    California        California       California         California
                                                    Insured II         Insured         Insured III        Insured IV
                                                  -------------     -------------     -------------     -------------
Assets:
Investments, at value* (Note 1a) .............    $ 232,794,724     $ 199,948,746     $ 180,021,093     $ 229,074,352
Cash .........................................          914,385                --                --                --
Receivables:
  Interest ...................................        4,053,477         3,543,694         2,625,218         3,616,858
  Securities sold ............................               --           210,524         4,246,226         2,707,072
Deferred organization expenses (Note 1e) .....           11,898                --                --                --
Prepaid expenses and other assets ............           12,589             4,912            13,727            19,000
                                                  -------------     -------------     -------------     -------------
Total assets .................................      237,787,073       203,707,876       186,906,264       235,417,282
                                                  -------------     -------------     -------------     -------------
Liabilities:
Payables:
  Securities purchased .......................               --                --         8,845,711         5,106,800
  Custodian bank (Note 1g) ...................               --            34,219           124,135         2,389,207
  Variation margin (Note 1b) .................          275,625           345,938           536,094           384,375
  Dividends to shareholders (Note 1f) ........          198,301            83,565           185,434           236,076
  Offering costs (Note 1e) ...................           60,000           100,948           120,117           248,662
  Investment adviser (Note 2) ................           99,484            86,115            61,271            37,783
Accrued expenses and other liabilities .......           80,741            91,926            53,291            43,272
                                                  -------------     -------------     -------------     -------------
Total liabilities ............................          714,151           742,711         9,926,053         8,446,175
                                                  -------------     -------------     -------------     -------------
Net Assets ...................................    $ 237,072,922     $ 202,965,165     $ 176,980,211     $ 226,971,107
                                                  =============     =============     =============     =============
Capital
Capital Stock (200,000,000 shares authorized)
  Preferred Stock, par value $.10 per share of
    AMPS** issued and outstanding+ at
    $25,000 per share liquidation preference .    $  96,000,000     $  80,000,000     $  74,000,000     $  91,000,000
  Common Stock par value $.10 per share issued
    and outstanding++ ........................          980,695           832,719           752,177           986,667
Paid-in capital in excess of par .............      144,963,983       123,014,809       111,148,366       145,897,961
Undistributed investment income-- net ........        1,004,497           887,429           608,450           709,494
Undistributed (accumulated) realized capital
  gains (losses) on investments--net .........         (638,660)          258,113        (2,125,066)       (2,153,154)
Unrealized appreciation (depreciation) on
  investments--net ...........................       (5,237,593)       (2,027,905)       (7,403,716)       (9,469,861)
                                                  -------------     -------------     -------------     -------------
Total capital ................................    $ 237,072,922     $ 202,965,165     $ 176,980,211     $ 226,971,107
                                                  =============     =============     =============     =============
Net asset value per share of Common Stock ....    $       14.38     $       14.77     $       13.69     $       13.78
                                                  =============     =============     =============     =============
*Identified Cost .............................    $ 237,476,223     $ 201,499,932     $ 187,005,434     $ 238,016,713
                                                  =============     =============     =============     =============
+Shares issued and outstanding ...............            3,840             3,200             2,960             3,640
                                                  =============     =============     =============     =============
++ Shares issued and outstanding .............        9,806,948         8,327,187         7,521,774         9,866,667
                                                  =============     =============     =============     =============

                                                                        Pro Forma
                                                                          for
                                                  Adjustments         Combined Fund
                                                 -------------        -------------
Assets:
Investments, at value* (Note 1a) .............                        $ 841,838,915
Cash .........................................                              914,385
Receivables:
  Interest ...................................                           13,839,247
  Securities sold ............................                            7,163,822
Deferred organization expenses (Note 1e) .....                               11,898
Prepaid expenses and other assets ............                               50,228
                                                 -------------        -------------
Total assets .................................                          863,818,495
                                                 -------------        -------------
Liabilities:
Payables:
  Securities purchased .......................                           13,952,511
  Custodian bank (Note 1g) ...................                            2,547,561
   Variation margin (Note 1b) ................                            1,542,032
   Dividends to shareholders (Note 1f) .......       3,467,983(1)         4,171,359
   Offering costs (Note 1e) ..................                              529,727
   Investment adviser (Note 2) ...............                              284,653
Accrued expenses and other liabilities .......                              269,230
                                                 -------------        -------------
Total liabilities ............................       3,467,983           23,297,073
                                                 -------------        -------------
Net Assets ...................................   $  (3,467,983)       $ 840,521,422
                                                 =============        =============
Capital
Capital Stock (200,000,000 shares authorized)
  Preferred Stock, par value $.10 per share of
    AMPS** issued and outstanding+ at
    $25,000 per share liquidation preference .                        $ 341,000,000
  Common Stock par value $.10 per share issued
    and outstanding++ ........................         (54,846)           3,497,412
Paid-in capital in excess of par .............         (54,846)         525,079,965
Undistributed investment income-- net ........      (3,209,870)                   0
Undistributed (accumulated) realized capital
  gains (losses) on investments--net .........        (258,113)          (4,916,880)
Unrealized appreciation (depreciation) on
  investments--net ...........................                          (24,139,075)
                                                 -------------        -------------
Total capital ................................   $  (3,467,983)       $ 840,521,422
                                                 =============        =============
Net asset value per share of Common Stock ....              --        $       14.28
                                                 =============        =============
*Identified Cost .............................              --        $ 626,522,079
                                                 =============        =============
+Shares issued and outstanding ...............              --                9,800
                                                 =============        =============
++ Shares issued and outstanding .............        (548,452)          34,974,124
                                                 =============        =============

----------
(1) Assumes the distribution of undistributed investment income and undistributed realized capital gains.

**    Auction Market Preferred Stock.

See Notes to Financial Statements.

      The following unaudited pro forma Combined Statement of Operations for the Combined Fund has been derived from the statement of operations of the respective Funds for the periods indicated through June 30, 1999 and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on July 1, 1998. The pro forma Combined Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that actually would have resulted if the Reorganization had been consummated on July 1, 1998 nor which may result from future operations. The pro forma Combined Statement of Operations should be read in conjunction with the Funds' financial statements and related notes thereto which are included in the Joint Proxy Statement and Prospectus.

                   PRO FORMA COMBINED STATEMENT OF OPERATIONS
   FOR MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC., MUNIHOLDINGS CALIFORNIA
     INSURED FUND, INC., MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC. AND
                 MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                                   (Unaudited)

                                                    California         California         California          California
                                                    Insured II           Insured          Insured III         Insured  IV
                                                 ----------------   ----------------   ----------------    ----------------
                                                  For the period     For the period     For the period      For the period
                                                   July 1, 1998       July 1, 1998    September 25,1998+   January 29, 1999+
                                                 to June 30, 1999   to June 30, 1999   to June 30, 1999    to June 30, 1999
                                                 ----------------   ----------------   ----------------    ----------------
Investment Income (Note 1d):
Interest and amortization of premium and
  discount earned .............................    $ 12,785,332       $ 11,193,531       $  6,805,994        $  4,524,709
                                                   ------------       ------------       ------------        ------------
Expenses:
Investment advisory fees (Note 2) .............       1,354,514          1,151,683            731,423             449,204
Commission fees ...............................         230,228            205,429            127,659              81,469
Accounting services (Note 2) ..................          68,778             73,168             39,305              24,661
Professional fees .............................          57,994             49,889             39,587              17,162
Transfer agent fees ...........................          36,140             32,972             28,890              15,104
Printing and shareholder reports ..............          25,105             42,770             12,310               4,882
Directors' fees and expenses ..................          21,945             19,973             18,953              10,841
Custodian fees ................................          20,436             16,477              9,069               6,326
Listing fees ..................................          13,457             12,958             12,764               6,133
Pricing fees ..................................           7,704              6,906              1,188               3,199
Amortization of organization expenses (Note 1e)           3,248                 --              2,453                  --
Organization expense ..........................              --              2,749                905                  --
Other .........................................           4,938              3,241              5,034               3,754
                                                   ------------       ------------       ------------        ------------
Total expenses before reimbursement ...........       1,844,487          1,618,215          1,029,540             622,735
Reimbursement of expenses (Note 2) ............        (206,643)           (88,944)          (470,604)           (371,861)
                                                   ------------       ------------       ------------        ------------
Total expenses after reimbursement ............       1,637,844          1,529,271            558,936             250,874
                                                   ------------       ------------       ------------        ------------
Investment income - net .......................      11,147,488          9,664,260          6,247,058           4,273,835
                                                   ------------       ------------       ------------        ------------
Realized & Unrealized Gains(Loss) on
  Investments - Net (Notes 1b & 1d)
Realized gain (loss) on investments-net .......         867,427            912,488         (2,125,067)         (2,153,155)
Change in unrealized appreciation/depreciation
  on investments - net ........................      (6,471,307)        (6,362,097)        (7,403,716)         (9,469,861)
                                                   ------------       ------------       ------------        ------------
Net Increase in Net Assets Resulting from
  Operations ..................................    $  5,543,608       $  4,214,651       $ (3,281,725)       $ (7,349,181)
                                                   ============       ============       ============        ============

                                                                      Pro Forma
                                                                          for
                                                 Adjustments         Combined Fund
                                                 -----------         -------------
Investment Income (Note 1d):
Interest and amortization of premium and
  discount earned .............................                      $ 35,309,566
                                                                     ------------
Expenses:
Investment advisory fees (Note 2) .............                         3,686,824
Commission fees ...............................                           644,785
Accounting services (Note 2) ..................      (100,912)(1)         105,000
Professional fees .............................      (103,632(1)           61,000
Transfer agent fees ...........................                           113,106
Printing and shareholder reports ..............       (14,067)(1)          71,000
Directors' fees and expenses ..................       (49,767)(1)          21,945
Custodian fees ................................                            52,308
Listing fees ..................................                            45,312
Pricing fees ..................................                            18,997
Amortization of organization expenses (Note 1e)                             5,701
Organization expense ..........................                             3,654
Other .........................................                            16,967
                                                 ------------        ------------
Total expenses before reimbursement ...........       268,378           4,846,599
Reimbursement of expenses (Note 2) ............             0          (1,138,052)
                                                 ------------        ------------
Total expenses after reimbursement ............       268,378           3,708,547
                                                 ------------        ------------
Investment income - net .......................      (268,378)         31,601,019
                                                 ------------        ------------
Realized & Unrealized Gains(Loss) on
  Investments - Net (Notes 1b & 1d)
Realized gain (loss) on investments-net .......                        (2,498,307)
Change in unrealized appreciation/depreciation
  on investments - net ........................                       (29,706,981)
                                                 ------------        ------------
Net Increase in Net Assets Resulting from
  Operations ..................................  $    268,378            (604,269)
                                                 ============        ============

----------
(1)   Reflects the anticipated savings of the Reorganization.

(2) These Pro Forma Combined Statements of Operations exclude non-recurring estimated Reorganization expenses of $488,000 which will be paid by Californis Insured II subsequent to the Reorganization.

+     Commencement of operations

See Notes to Financial Statements.

                  MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

      MuniHoldings California Insured Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management necessary to a fair statement of the results for the interim period presented. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol MUC. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

      (b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      (c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

      (d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

      (e) Deferred organization and offering expenses -- Deferred organization expenses are amortized on a straight-line basis over a period not exceeding five years. In accordance with Statement of Position 98-5, any unamortized organization expenses will be expensed July 1, 1999. This charge will not have any material impact on the operations of the Fund. Direct expenses relating to the public offering of the Fund's Common and Preferred Stock were charged to capital at the time of issuance of the shares.

      (f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

      (g) Custodian bank -- The MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund III, Inc. and MuniHoldings California Insured Fund IV, Inc. recorded an amount payable to the Custodian bank reflecting an overnight overdraft, which resulted from timing differences of security transaction settlements.

2. Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Stock.

      For the Fund, FAM earned fees of $1,354,514 for the period July 1, 1998 to June 30, 1999, of which $206,643 was voluntarily waived. For MuniHoldings California Insured Fund, Inc., FAM earned fees of $1,151,683 for the period July 1, 1998 to June 30, 1999, of which $88,944 was voluntarily waived. For MuniHoldings California Insured Fund III, Inc., FAM earned fees of $731,423 for the period September 25, 1998 (commencement of operations) to June 30, 1999, of which $470,604 was voluntarily waived. For MuniHoldings California Insured Fund IV, Inc., FAM earned fees of $449,204 for the period January 29, 1999 (commencement of operations) to June 30, 1999, of which $352,261 was voluntarily waived. In addition, FAM also reimbursed the Fund $19,600 in additional expenses.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

                                                                       EXHIBIT I

                       INFORMATION PERTAINING TO EACH FUND

o     General Information Pertaining to the Funds

                                                                                          State of
                                                            Defined Term        Fiscal    Organiza-     Meeting
Fund                                                      Used in Exhibit I    Year End    tion          Time
----                                                      -----------------    --------   ---------     -------
MuniHoldings California Insured Fund II, Inc. .....   California Insured II      6/30       MD        9:00 a.m.
MuniHoldings California Insured Fund, Inc. ........   California Insured         8/31       MD        8:45 a.m.
MuniHoldings California Insured Fund III, Inc. ....   California Insured III     5/31       MD        9:15 a.m.
MuniHoldings California Insured Fund IV, Inc. .....   California Insured IV      9/30       MD        9:30 a.m.

                                                     Shares of Capital Stock
                                                        Outstanding as of
                                                          the Record Date
                                                 -------------------------------
                                                   Common
Fund                                                Stock                  AMPS
----                                             ----------                ----
California Insured II ................            9,820,001                3,840
California Insured ...................           13,086,667                3,200
California Insured III ...............            6,506,667                2,960
California Insured IV ................            8,606,667                3,640

o     Information Pertaining to Officers and Directors

                                   Year in Which Each Nominee of California Insured II
                                              Became a Member of the Board
                               -----------------------------------------------------------
Fund                           Bodurtha   Glenn   London   Martin    May   Perold   Zeikel
---------                      --------   -----   ------   ------   ----   ------   ------
California Insured II ......     1998     1999     1998     1998    1998    1998     1998

                                    Year in Which Each Nominee of California Insured,
                                                  California Insured III
                                 and California Insured IV Became a Member of the Board
                               -----------------------------------------------------------
Fund                           Forbes   Glenn   Montgomery   Reilly   Ryan   West   Zeikel
---------                      ------   -----   ----------   ------   ----   ----   ------
California Insured .........    1997    1999       1997       1997    1997   1997    1997
California Insured III .....    1998    1999       1998       1998    1998   1998    1998
California Insured IV ......    1998    1999       1998       1998    1998   1998    1998

      Set forth in the table below, with respect to each Fund, are the names of the nominees to be elected by holders of AMPS, voting separately as a class, and the names of the nominees to be elected by holders of shares of Common Stock and AMPS, voting together as a single class.

                                                                         Nominees to be Elected by
                                      Nominees to be                    Holders of Shares of Common
Fund                            Elected by Holders of AMPS                    Stock and AMPS
----                            --------------------------              ---------------------------
California Insured II ...   James H. Bodurtha   Joseph L. May     Herbert I. London       Robert R. Martin
                                                                  Terry K. Glenn          Arthur Zeikel
                                                                  Andre F. Perold

California Insured ......   Charles C. Reilly   Richard R. West   Ronald W. Forbes        Kevin A. Ryan
                                                                  Terry K. Glenn          Arthur Zeikel
                                                                  Cynthia A. Montgomery

California Insured III ..   Charles C. Reilly   Richard R. West   Ronald W. Forbes        Kevin A. Ryan
                                                                  Terry K. Glenn          Arthur Zeikel
                                                                  Cynthia A. Montgomery

California Insured IV ...   Charles C. Reilly   Richard R. West   Ronald W. Forbes        Kevin A. Ryan
                                                                  Terry K. Glenn          Arthur Zeikel
                                                                  Cynthia A. Montgomery

      Set forth in the table below is information regarding board and committee meetings held and the aggregate fees and expenses paid by the Fund to non-affiliated Board members during each Fund's most recently completed fiscal year.

                                       Board                          Audit Committee
                          ---------------------------------   ------------------------------    Aggregate
                             #                                   #                    Per       Fees and
                          Meetings   Annual     Per Meeting   Meetings   Annual     Meeting     Expenses
Fund                        Held*    Fee ($)     Fee ($)**      Held     Fee ($)   Fee ($)**       ($)
-----                     --------   -------    -----------   --------   ------    ---------    ----------
California Insured II        [4]      2,500         250           4        500        125
California Insured           [4]      2,000         200           4        800       0***
California Insured III        4       2,000         200          [3]       800       0***
California Insured IV         +       2,000         200          [2]       800       0***

----------
*     Includes meetings held via teleconferencing equipment.
** The fee is payable for each meeting attended in person. A fee is not paid for telephonic meetings.
***   The Chairman of the Audit Committee receives an annual fee of $1,000.
+     Commenced operations January 29, 1999.

      Set forth in the table below is information regarding compensation paid by each Fund to the non-affiliated Board members for the most recently completed fiscal year.

                                   Compensation From California Insured,
                           California Insured III and California Insured IV ($)*
                           -----------------------------------------------------
Fund                       Forbes     Montgomery     Reilly     Ryan     West
----                       ------     ----------     ------     ----     ----
California Insured ......  3,400        3,400        4,400      3,400    3,400
California Insured III ..  3,400        3,400        4,400      3,400    3,400
California Insured IV ...  3,600        3,600        4,600      3,600    3,600

                               Compensation From California Insured II ($)*
                          ------------------------------------------------------
Fund                      Bodurtha      London      Martin      May      Perold
----                      --------      ------      ------      ---      ------
California Insured II ...  4,875        4,875        4,875      4,875    4,875

----------
*     No pension or retirement benefits are accrued as part of Fund expenses.

      Set forth in the tables below is information regarding the aggregate compensation paid by all registered investment companies advised by FAM and its affiliate, MLAM ("FAM/MLAM Advised Funds"), including the Funds, to the non-affiliated Board members for the year ended December 31, 1998.

                             Aggregate Compensation From FAM/MLAM Advised Funds
Name of Board Member       Paid to Board members of California Insured II ($)(1)
--------------------       -----------------------------------------------------
James H. Bodurtha .......                       163,500
Herbert I. London .......                       163,500
Robert R. Martin ........                       163,500
Joseph L. May ...........                       163,500
Andre F. Perold .........                       163,500

----------
(1)   The Directors serve on the boards of FAM/MLAM Advised Funds as follows:
      Mr. Bodurtha (29 registered investment companies consisting of 47 portfolios); Mr. London (29 registered investment companies consisting of 47 portfolios); Mr. Martin (29 registered investment companies consisting of 47 portfolios); Mr. May (29 registered investment companies consisting of 47 portfolios); and Mr. Perold (29 registered investment companies consisting of 47 portfolios).

                            Aggregate Compensation From FAM/MLAM Advised Funds
                               Paid to Board members of California Insured,
Name of Board Member      California Insured III and California Insured IV($)(*)
--------------------      ------------------------------------------------------

Ronald W. Forbes .......                          192,567
Cynthia A. Montgomery ..                          192,567
Charles C. Reilly ......                          362,858
Kevin A. Ryan ..........                          192,567
Richard R. West ........                          346,125

----------
(*)   The Directors serve on the boards of FAM/MLAM-advised funds as follows:
      Mr. Forbes (42 registered investment companies consisting of 55 portfolios); Ms. Montgomery (42 registered investment companies consisting of 55 portfolios); Mr. Reilly (60 registered investment companies consisting of 73 portfolios); Mr. Ryan (42 registered investment companies consisting of 55 portfolios); and Mr. West (62 registered investment companies consisting of 86 portfolios).

Set forth in the table below is information about the officers of each of the Funds.

                                                                                                 Officer Since
                                                                              --------------------------------------------------
                                                                              California   California   California    California
               Name and Biography                  Age         Office         Insured II    Insured     Insured III   Insured IV
               -------------------                 ---         ------         ----------   ----------   -----------   ----------
Terry K. Glenn ................................    59         President          1997*         1997*         1998*       1998*
   Executive Vice President of MLAM and
   FAM since 1983; Executive Vice President
   and Director of Princeton Services since
   1993; President of Princeton Funds
   Distributor, Inc. ("PFD") since 1986 and
   Director thereof since 1991; President of
   Princeton Administrators, L.P. since 1988.

Vincent R. Giordano ...........................    55       Senior Vice          1997          1997          1998        1998
   Senior Vice President of FAM and MLAM                     President
   since 1984; Portfolio Manager of FAM and
   MLAM since 1977; Senior Vice President of
   Princeton Services since 1993.

Kenneth A. Jacob ..............................    48      Vice President        1997          1997          1998        1998
   First Vice President of MLAM since 1997;
   Vice President of MLAM from 1984 to 1997;
   Vice President of FAM since 1984.

Donald C. Burke ...............................    39      Vice President        1997          1997          1998        1998
   Senior Vice President and Treasurer of                   and Treasurer        1999          1999          1999        1999
   MLAM and FAM since 1999; Senior Vice
   President and Treasurer of Princeton Services
   since 1999; Vice President of PFD since
   1999; First Vice President of MLAM from
   1997 to 1999; Vice President of MLAM from
   1990 to 1997; Director of Taxation of MLAM
   since 1990.

Robert A. DiMella, CFA ........................    33    Vice President and      1997          1998          1998        1998
   Vice President of MLAM since 1997;                     Portfolio Manager
   Assistant Vice President of MLAM from
   1995 to 1997; Assistant Portfolio Manager of
   MLAM from 1993 to 1995.

Walter C. O'Connor ............................    37    Vice President and       --            --           1998        1998
   Director (Tax Exempt Mgmt.) of MLAM                   Portfolio Manager
   since 1997; Vice President of MLAM from
   1993 to 1997

Alice A. Pellegrino ...........................    38         Secretary          1999           --            --          --
   Vice President of MLAM since 1999;
   Attorney associated with MLAM since 1997;
   Associate with Kirkpatrick & Lockhart LLP
   from 1992 to 1997.

William E. Zitelli, Jr. .......................    30         Secretary           --           1999          1999        1999
   Attorney with MLAM since 1998; Attorney
   associated with Pepper Hamilton LLP from
   1997 to 1998; Attorney associated with
   Reboul, MacMurray, Hewitt, Maynard &
   Kristol from 1994 to 1997.

----------
* Mr. Glenn was elected President of each Fund in 1999. Prior to that he served as Executive Vice President of each Fund.

                                                                      EXHIBIT II

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the _____ day of ________________, 1999, by and between MuniHoldings California Insured Fund II, Inc., a Maryland corporation ("California Insured II"), MuniHoldings California Insured Fund, Inc., a Maryland corporation ("California Insured"), MuniHoldings California Insured Fund III, Inc., a Maryland corporation ("California Insured III") and MuniHoldings California Insured Fund IV, Inc., a Maryland corporation ("California Insured IV") (California Insured II, California Insured, California Insured III and California Insured IV are sometimes referred to herein collectively as the "Funds"; California Insured, California Insured III and California Insured IV are sometimes referred to herein collectively as the "Acquired Funds").

                             PLAN OF REORGANIZATION

      The reorganization will comprise the following:

      (a)(1) the acquisition by California Insured II of substantially all of the assets, and the assumption by California Insured II of substantially all of the liabilities of California Insured in exchange solely for an equal aggregate value of newly issued shares of (A) common stock, with a par value of $0.10 per share, of California Insured II ("California Insured II Common Stock") and (B) auction market preferred stock of California Insured II, with a liquidation preference of $25,000 per share plus an amount equal to accumulated by unpaid dividends thereon (whether or not earned or declared) to be designated Series C ("California Insured II Series C AMPS"), and (2) the subsequent distribution by California Insured to California Insured stockholders of (x) all of the California Insured II Common Stock received by California Insured in exchange for such stockholders' shares of common stock, with a par value of $0.10 per share, of California Insured ("California Insured Common Stock") and (y) all of the California Insured II Series C AMPS received by California Insured in exchange for such stockholders' shares of auction market preferred stock of California Insured, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series A ("California Insured Series A AMPS") and such stockholders' shares of auction market preferred stock of California Insured, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared), designated Series B ("California Insured Series B AMPS," and together with the California Insured Series A AMPS the "California Insured AMPS").

      (b)(1) the acquisition by California Insured II of substantially all of the assets, and the assumption by California Insured II of substantially all of the liabilities of California Insured III in exchange solely for an equal aggregate value of newly issued shares of (A) California Insured II Common Stock and (B) auction market preferred stock of California Insured II, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to be designated Series D ("California Insured II Series D AMPS"), and (2) the subsequent distribution by California Insured III to California Insured III stockholders of (x) all of the California Insured II Common Stock received by California Insured III in exchange for such stockholders' shares of common stock, with a par value of $0.10 per share, of California Insured III ("California Insured III Common Stock") and (y) all of the California Insured II Series D AMPS received by California Insured III in exchange for such stockholders' shares of auction market preferred stock of California Insured III, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series A ("California Insured III Series A AMPS") and all of such stockholders' shares of auction market preferred stock of California Insured III, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series B ("California Insured III Series B AMPS," and together with California Insured III Series A AMPS the "California Insured III AMPS");

      (c)(1) the acquisition by California Insured II of substantially all of the assets, and the assumption by California Insured II of substantially all of the liabilities of California Insured IV in exchange solely for an equal aggregate value of newly issued shares of (A) California Insured II Common Stock and (B) auction market preferred stock of California Insured II, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to be designated Series E ("California Insured II Series E AMPS"), and (2) the subsequent distribution by California Insured IV to

California Insured IV stockholders of (x) all of the California Insured II Common Stock received by California Insured IV in exchange for such stockholders' shares of common stock, with a par value of $0.10 per share, of California Insured IV ("California Insured IV Common Stock") and (y) all of the California Insured II Series E AMPS received by California Insured IV in exchange for such stockholders' shares of auction market preferred stock, of California Insured IV, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series A ("California Insured IV Series A AMPS") and all of such stockholders' shares of auction market preferred stock of California Insured IV, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series B ("California Insured IV Series B AMPS," and together with California Insured IV Series A AMPS the "California Insured IV AMPS") all upon and subject to the terms hereinafter set forth (collectively, the "Reorganization").

      In the course of the Reorganization, California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS will be distributed to the stockholders of the Acquired Funds as follows:

      (a)(1) each holder of California Insured Common Stock will be entitled to receive a number of shares of California Insured II Common Stock equal to the aggregate net asset value of the California Insured Common Stock owned by such stockholder on the Exchange Date (as defined in Section 9(a) of the Agreement); and (2) each holder of California Insured AMPS will be entitled to receive a number of shares of California Insured II Series C AMPS equal to the aggregate liquidation preference (and aggregate value) of the California Insured AMPS owned by such stockholder on the Exchange Date;

      (b)(1) each holder of California Insured III Common Stock will be entitled to receive a number of shares of California Insured II Common Stock equal to the aggregate net asset value of the California Insured III Common Stock owned by such stockholder on the Exchange Date; and (2) each holder of California Insured III AMPS will be entitled to receive a number of shares of California Insured II Series D AMPS equal to the aggregate liquidation preference (and aggregate value) of the California Insured III AMPS owned by such stockholder on the Exchange Date; and

      (c)(1) each holder of California Insured IV Common Stock will be entitled to receive a number of shares of California Insured II Common Stock equal to the aggregate net asset value of the California Insured IV Common Stock owned by such stockholder on the Exchange Date; and (2) each holder of California Insured IV AMPS will be entitled to receive a number of shares of California Insured II Series E AMPS equal to the aggregate liquidation preference (and aggregate value) of the California Insured IV AMPS owned by such stockholder on the Exchange Date.

      It is intended that the Reorganization described in this Plan shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

      Prior to the Exchange Date, each Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective stockholders all of their respective net investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard and in connection with the Reorganization, the last dividend period for the California Insured AMPS, California Insured III AMPS and California Insured IV AMPS prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Articles Supplementary.

      Articles Supplementary to California Insured II's Articles of Incorporation establishing the powers, rights and preferences of the California Insured II Series C AMPS, the California Insured II Series D AMPS and the California Insured II Series E AMPS will have been filed with the State Department of Assessments and Taxation of Maryland (the "Maryland Department") prior to the Exchange Date.

      As promptly as practicable after the consummation of the Reorganization, each Acquired Fund shall be dissolved in accordance with the laws of the State of Maryland and will terminate its registration under the Investment Company Act of 1940, as amended (the "1940 Act") and California Insured II will file an amendment to its Articles of Incorporation with the Maryland Department to change its name to MuniHoldings California Insured Fund, Inc.

                                    AGREEMENT

      In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each of the Funds hereby agrees as follows:

            1. Representations and Warranties of California Insured II.

      California Insured II represents and warrants to, and agrees with, the Acquired Funds that:

      (a) California Insured II is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. California Insured II has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

      (b) California Insured II is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-08573), and such registration has not been revoked or rescinded and is in full force and effect. California Insured II has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify until consummation of the Reorganization and thereafter.

      (c) Each of the Acquired Funds has been furnished with California Insured II's Annual Report to Stockholders for the fiscal year ended June 30, 1999, and the audited financial statements appearing therein, having been examined by Deloitte & Touche LLP, independent public accountants, fairly present the financial position of California Insured II as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) An unaudited statement of assets, liabilities and capital of California Insured II and an unaudited schedule of investments of California Insured II, each as of the Valuation Time (as defined in Section 5(d) of this Agreement), will be furnished to each of the Acquired Funds, at or prior to the Exchange Date for the purpose of determining the number of shares of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS, and California Insured II Series E AMPS to be issued pursuant to Section 6 of this Agreement; each will fairly present the financial position of California Insured II as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

      (e) California Insured II has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

      (f) There are no material legal, administrative or other proceedings pending or, to the knowledge of California Insured II, threatened against it which assert liability on the part of California Insured II or which materially affect its financial condition or its ability to consummate the Reorganization. California Insured II is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

      (g) California Insured II is not obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

      (h) There are no material contracts outstanding to which California Insured II is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to the Acquired Funds prior to the Valuation Time.

      (i) California Insured II has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since June 30, 1999; and those incurred in connection with the

Reorganization. As of the Valuation Time, California Insured II will advise each Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

      (j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by California Insured II of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto
Rico).

      (k) The registration statement filed by California Insured II on Form N-14 which includes the joint proxy statement of the Funds with respect to the transactions contemplated herein and the prospectus of California Insured II relating to the California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS to be issued pursuant to this Agreement, (the "Joint Proxy Statement and Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on its effective date, at the time of the stockholders' meetings referred to in Section 8(a) of this Agreement and at the Exchange Date, insofar as it relates to California Insured II (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by California Insured II for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

      (l) California Insured II is authorized to issue 200,000,000 shares of capital stock, of which 1,920 shares have been designated as Series A AMPS, 1,920 shares have been designated as Series B AMPS and 199,996,160 shares have been designated as common stock, par value $.10 per share; each outstanding share of which is fully paid and nonassessable and has full voting rights.

      (m) The shares of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS to be issued to the Acquired Funds pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no stockholder of California Insured II will have any preemptive right of subscription or purchase in respect thereof.

      (n) At or prior to the Exchange Date, the California Insured II Common Stock to be transferred to the Acquired Funds for distribution to the stockholders of the Acquired Funds on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Funds presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

      (o) At or prior to the Exchange Date, the shares of California Insured II Series C AMPS to be transferred to California Insured on the Exchange Date, the shares of California Insured II Series D AMPS to be transferred to California Insured III on the Exchange Date and the shares of California Insured II Series E AMPS to be transferred to California Insured IV on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of AMPS of the Acquired Funds presently are qualified, and there are a sufficient number of each series of California Insured II AMPS registered under the 1933 Act and with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

      (p) At or prior to the Exchange Date, California Insured II will have obtained any and all regulatory, Director and stockholder approvals necessary to issue the California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS to California Insured, California Insured III and California Insured IV, as applicable.

2. Representations and Warranties of California Insured.

      California Insured represents and warrants to, and agrees with, California Insured II, California Insured III and California Insured IV that:

      (a) California Insured is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. California Insured has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

      (b) California Insured is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-08213), and such registration has not been revoked or rescinded and is in full force and effect. California Insured has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify through its taxable year ending upon liquidation.

      (c) As used in this Agreement, the term "California Insured Investments" shall mean (i) the investments of California Insured shown on the schedule of its investments as of the Valuation Time furnished to each of California Insured II, California Insured III and California Insured IV; and (ii) all other assets owned by California Insured or liabilities incurred as of the Valuation Time.

      (d) California Insured has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

      (e) Each of California Insured II, California Insured III and California Insured IV has been furnished with California Insured's Annual Report to Stockholders for the fiscal year ended August 31, 1999,* and the audited financial statements appearing therein, having been examined by Deloitte & Touche LLP, independent public accountants, fairly present the financial position of California Insured as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

      (f) An unaudited statement of assets, liabilities and capital of California Insured and an unaudited schedule of investments of California Insured, each as of the Valuation Time, will be furnished to each of California Insured II, California Insured III and California Insured IV at or prior to the Exchange Date for the purpose of determining the number of shares of California Insured II Common Stock and California Insured II Series C AMPS to be issued to California Insured pursuant to Section 6 of this Agreement; each will fairly present the financial position of California Insured as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

      (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of California Insured, threatened against it which assert liability on the part of California Insured or which materially affect its financial condition or its ability to consummate the Reorganization. California Insured is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

      (h) There are no material contracts outstanding to which California Insured is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to California Insured II, California Insured III and California Insured IV prior to the Valuation Time.

      (i) California Insured is not obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

      (j) California Insured has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since August 31, 1999 and those incurred in connection with the

----------
* To be filed by amendment.

Reorganization. As of the Valuation Time, California Insured will advise California Insured II, California Insured III and California Insured IV in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

      (k) California Insured has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of California Insured have been adequately provided for on its books, and no tax deficiency or liability of California Insured has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

      (l) At both the Valuation Time and the Exchange Date, California Insured will have full right, power and authority to sell, assign, transfer and deliver the California Insured Investments. At the Exchange Date, subject only to the obligation to deliver the California Insured Investments as contemplated by this Agreement, California Insured will have good and marketable title to all of the California Insured Investments, and California Insured II will acquire all of the California Insured Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the California Insured Investments or materially affect title thereto).

      (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by California Insured of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

      (n) The N-14 Registration Statement, on its effective date, at the time of the stockholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to California Insured (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by California Insured for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

      (o) California Insured is authorized to issue 200,000,000 shares of capital stock, of which 1,600 shares have been designated as Series A AMPS, 1,600 shares have been designated as Series B AMPS and 199,996,800 shares have been designated as common stock, par value $.10 per share; each outstanding share of which is fully paid and nonassessable and has full voting rights.

      (p) All of the issued and outstanding shares of California Insured Common Stock and California Insured AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

      (q) The books and records of California Insured made available to California Insured II, California Insured III, California Insured IV and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of California Insured.

      (r) California Insured will not sell or otherwise dispose of any of the shares of California Insured II Common Stock or California Insured II Series C AMPS to be received in the Reorganization, except in distribution to the stockholders of California Insured, as provided in Section 5 of this Agreement.

3. Representations and Warranties of California Insured III.

      California Insured III represents and warrants to, and agrees with, California Insured II, California Insured and California Insured IV that:

      (a) California Insured III is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. California Insured III has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

      (b) California Insured III is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-08973), and such registration has not been revoked or rescinded and is in full force and effect. California Insured III has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify through its taxable year ending upon liquidation.

      (c) As used in this Agreement, the term "California Insured III Investments" shall mean (i) the investments of California Insured III shown on the schedule of its investments as of the Valuation Time furnished to each of California Insured II, California Insured and California Insured IV; and (ii) all other assets owned by California Insured III or liabilities incurred as of the Valuation Time.

      (d) California Insured III has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

      (e) Each of California Insured II, California Insured and California Insured IV has been furnished with California Insured III's Annual Report to Stockholders for the fiscal year ended May 31, 1999, and the audited financial statements appearing therein, having been examined by Ernst & Young LLP, independent public accountants, fairly present the financial position of California Insured III as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

      (f) Each of California Insured II, California Insured and California Insured IV has been furnished with California Insured III's Semi-Annual Report to Stockholders for the six months ended November 30, 1999, and the unaudited financial statements appearing therein fairly present the financial position of California Insured III as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

      (g) An unaudited statement of assets, liabilities and capital of California Insured III and an unaudited schedule of investments of California Insured III, each as of the Valuation Time, will be furnished to each of California Insured II, California Insured and California Insured IV at or prior to the Exchange Date for the purpose of determining the number of shares of California Insured II Common Stock and California Insured II Series D AMPS to be issued to California Insured III pursuant to Section 6 of this Agreement; each will fairly present the financial position of California Insured III as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

      (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of California Insured III, threatened against it which assert liability on the part of California Insured III or which materially affect its financial condition or its ability to consummate the Reorganization. California Insured III is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

      (i) There are no material contracts outstanding to which California Insured III is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to California Insured II, California Insured and California Insured IV prior to the Valuation Time.

      (j) California Insured III is not obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

      (k) California Insured III has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since May 31, 1999 and those incurred in connection with the Reorganization. As of the Valuation Time, California Insured III will advise California Insured II, California Insured and California Insured IV in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

      (l) California Insured III has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of California Insured III have been adequately provided for on its books, and no tax deficiency or liability of California Insured III has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

      (m) At both the Valuation Time and the Exchange Date, California Insured III will have full right, power and authority to sell, assign, transfer and deliver the California Insured III Investments. At the Exchange Date, subject only to the obligation to deliver the California Insured III Investments as contemplated by this Agreement, California Insured III will have good and marketable title to all of the California Insured III Investments, and California Insured II will acquire all of the California Insured III Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the California Insured III Investments or materially affect title thereto).

      (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by California Insured III of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

      (o) The N-14 Registration Statement, on its effective date, at the time of the stockholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to California Insured III (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by California Insured III for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

      (p) California Insured III is authorized to issue 200,000,000 shares of capital stock, of which 1,480 shares have been designated as Series A AMPS, 1,480 shares have been designated as Series B AMPS and 199,997,040 shares have been designated as common stock, par value $.10 per share; each outstanding share of which is fully paid and nonassessable and has full voting rights.

      (q) All of the issued and outstanding shares of California Insured III Common Stock and California Insured III AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

      (r) The books and records of California Insured III made available to California Insured II, California Insured, and California Insured IV and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of California Insured III.

      (s) California Insured III will not sell or otherwise dispose of any of the shares of California Insured II Common Stock or California Insured II Series D AMPS to be received in the Reorganization, except in distribution to the stockholders of California Insured III, as provided in Section 5 of this Agreement.

4. Representations and Warranties of California Insured IV.

      California Insured IV represents and warrants to, and agrees with, California Insured II, California Insured and California Insured III that:

      (a) California Insured IV is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. California Insured IV has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

      (b) California Insured IV is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-09133), and such registration has not been revoked or rescinded and is in full force and effect. California Insured IV has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify through its taxable year ending upon liquidation.

      (c) As used in this Agreement, the term "California Insured IV Investments" shall mean (i) the investments of California Insured IV shown on the schedule of its investments as of the Valuation Time furnished to each of California Insured II, California Insured and California Insured III; and (ii) all other assets owned by California Insured IV or liabilities incurred as of the Valuation Time. The California Insured IV Investments together with the California Insured Investments and the California Insured III Investments may sometimes be referred to herein collectively as the "Acquired Fund Investments".

      (d) California Insured IV has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

      (e) Each of California Insured II, California Insured and California Insured III has been furnished with California Insured IV's Annual Report to Stockholders for the fiscal year ended September 30, 1999*, and the audited financial statements appearing therein, having been examined by Deloitte & Touche LLP, independent public accountants, fairly present the financial position of California Insured IV as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

      (f) Each of California Insured II, California Insured and California Insured III has been furnished with California Insured IV's Semi-Annual Report to Stockholders for the period ended March 31, 1999, and the unaudited financial statements appearing therein fairly present the financial position of California Insured IV as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

      (g) An unaudited statement of assets, liabilities and capital of California Insured IV and an unaudited schedule of investments of California Insured IV, each as of the Valuation Time, will be furnished to each of California Insured II, California Insured and California Insured III at or prior to the Exchange Date for the purpose of determining the number of shares of California Insured II Common Stock and California Insured II Series E AMPS to be issued to California Insured IV pursuant to Section 6 of this Agreement; each will fairly present the financial position of California Insured IV as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

      (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of California Insured IV, threatened against it which assert liability on the part of California Insured IV or which materially affect its financial condition or its ability to consummate the Reorganization. California Insured IV is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

      (i) There are no material contracts outstanding to which California Insured IV is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to California Insured II, California Insured and California Insured III prior to the Valuation Time.

      (j) California Insured IV is not obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

      (k) California Insured IV has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since September 30, 1999 and those incurred in connection with the Reorganization. As of the Valuation Time, California Insured IV will advise California Insured II, California Insured and California Insured III in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

----------
* To be filed by amendment.

      (l) California Insured IV has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of California Insured IV have been adequately provided for on its books, and no tax deficiency or liability of California Insured IV has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

      (m) At both the Valuation Time and the Exchange Date, California Insured IV will have full right, power and authority to sell, assign, transfer and deliver the California Insured IV Investments. At the Exchange Date, subject only to the obligation to deliver the California Insured IV Investments as contemplated by this Agreement, California Insured IV will have good and marketable title to all of the California Insured IV Investments, and California Insured II will acquire all of the California Insured IV Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the California Insured IV Investments or materially affect title thereto).

      (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by California Insured IV of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

      (o) The N-14 Registration Statement, on its effective date, at the time of the stockholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to California Insured IV (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by California Insured IV for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

      (p) California Insured IV is authorized to issue 200,000,000 shares of capital stock, of which 1,820 shares have been designated as Series A AMPS, 1,820 shares have been designated as Series B AMPS, and 199,996,360 shares have been designated as common stock, par value $.10 per share; each outstanding share of which is fully paid and nonassessable and has full voting rights.

      (q) All of the issued and outstanding shares of California Insured IV Common Stock and California Insured IV AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

      (r) The books and records of California Insured IV made available to California Insured II, California Insured and California Insured III and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of California Insured IV.

      (s) California Insured IV will not sell or otherwise dispose of any of the shares of California Insured II Common Stock or California Insured II Series E AMPS to be received in the Reorganization, except in distribution to the stockholders of California Insured IV, as provided in Section 5 of this Agreement.

5. The Reorganization.

      (a) Subject to receiving the requisite approvals of the stockholders of each of the Funds, and to the other terms and conditions contained herein, (i) California Insured agrees to convey, transfer and deliver to California Insured II and California Insured II agrees to acquire from California Insured, on the Exchange Date, all of the California Insured Investments (including interest accrued as of the Valuation Time on debt instruments), and assume substantially all of the liabilities of California Insured, in exchange solely for that number of shares of California Insured II

Common Stock and California Insured II Series C AMPS provided in Section 6 of this Agreement; (ii) California Insured III agrees to convey, transfer and deliver to California Insured II and California Insured II agrees to acquire from California Insured III on the Exchange Date, all of the California Insured III Investments (including interest accrued as of the Valuation Time on debt instruments) and assume substantially all of the liabilities of California Insured III in exchange solely for that number of shares of California Insured II Common Stock and California Insured II Series D AMPS provided in Section 6 of this Agreement; and (iii) California Insured IV agrees to convey, transfer and deliver to California Insured II and California Insured II agrees to acquire from California Insured IV on the Exchange Date, all of the California Insured IV Investments (including interest accrued as of the Valuation Time on debt instruments) and assume substantially all of the liabilities of California Insured IV in exchange solely for that number of shares of California Insured II Common Stock and California Insured II Series E AMPS provided in Section 6 of this Agreement.

      Pursuant to this Agreement, as soon as practicable after the Exchange Date
(i) California Insured will distribute all shares of California Insured II Common Stock and California Insured II Series C AMPS received by it to its stockholders in exchange for their shares of California Insured Common Stock and California Insured AMPS; (ii) California Insured III will distribute all shares of California Insured II Common Stock and California Insured II Series D AMPS received by it to its stockholders in exchange for their shares of California Insured III Common Stock and California Insured III AMPS; and (iii) California Insured IV will distribute all shares of California Insured II Common Stock and California Insured II Series E AMPS received by it to its stockholders in exchange for their shares of California Insured IV Common Stock and California Insured IV AMPS. Such distributions shall be accomplished by the opening of stockholder accounts on the stock ledger records of California Insured II in the amounts due the stockholders of each Acquired Fund based on their respective holdings in such Acquired Fund as of the Valuation Time.

      (b) Prior to the Exchange Date, each Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective stockholders all of their respective net investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard and in connection with the Reorganization, the last dividend period for the California Insured AMPS, the California Insured III AMPS and the California Insured IV AMPS prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Articles Supplementary.

      (c) Each of the Acquired Funds will pay or cause to be paid to California Insured II any interest such Acquired Fund receives on or after the Exchange Date with respect to any of the Acquired Fund Investments transferred to California Insured II hereunder.

      (d) The Valuation Time shall be 4:00 p.m., Eastern time, on February __, 2000, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").

      (e) Recourse for liabilities assumed from each Acquired Fund by California Insured II in the Reorganization will be limited to the net assets of each such fund acquired by California Insured II. The known liabilities of the Acquired Funds, as of the Valuation Time, shall be confirmed in writing to California Insured II pursuant to Sections 2(j), 3(j) and 4(j) of this Agreement.

      (f) The Funds will jointly file Articles of Transfer with the Maryland Department and any other such instrument as may be required by the State of Maryland to effect the transfer of the Acquired Fund Investments.

      (g) The Acquired Funds will each be dissolved following the Exchange Date by filing separate Articles of Dissolution with the Maryland Department.

      (h) California Insured II will file with the Maryland Department Articles Supplementary to its Articles of Incorporation establishing the powers, rights and preferences of the California Insured II Series C AMPS, the California Insured II Series D AMPS and the California Insured II Series E AMPS prior to the closing of the Reorganization.

      (i) California Insured II will file with the Maryland Department an amendment to its Articles of Incorporation to change its name to MuniHoldings California Insured Fund, Inc.

      (j) As promptly as practicable after the liquidation of each of the Acquired Fund pursuant to the Reorganization, each Acquired Fund shall terminate its respective registration under the 1940 Act.

      6. Issuance and Valuation of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS in the Reorganization.

      Full shares of California Insured II Common Stock and California Insured II Series C AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one ten thousandth of one cent) to the value of the assets of California Insured acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of California Insured assumed by California Insured II in the Reorganization, shall be issued by California Insured II to California Insured in exchange for such assets of California Insured, plus cash in lieu of fractional shares. California Insured II will issue to California Insured (a) a number of shares of California Insured II Common Stock, the aggregate net asset value of which will equal the aggregate net asset value of the shares of California Insured Common Stock, determined as set forth below, and (b) a number of shares of California Insured II Series C AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the California Insured AMPS, determined as set forth below.

      Full shares of California Insured II Common Stock and California Insured II Series D AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one then thousandth of one cent) to the value of the assets of California Insured III acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of California Insured III assumed by California Insured II in the Reorganization, shall be issued by California Insured II to California Insured III in exchange for such assets of California Insured III, plus cash in lieu of fractional shares. California Insured II will issue to California Insured III (a) a number of shares of California Insured II Common Stock, the aggregate net asset value of which will equal the aggregate net asset value of the shares of California Insured III Common Stock, determined as set forth below, and (b) a number of shares of California Insured II Series D AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the California Insured II AMPS, determined as set forth below.

      Full shares of California Insured II Common Stock and California Insured II Series E AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one ten thousandth of one cent) to the value of the assets of California Insured IV acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of California Insured IV assumed by California Insured II in the Reorganization, shall be issued by California Insured II to California Insured IV in exchange for such assets of California Insured IV, plus cash in lieu of fractional shares. California Insured II will issue to California Insured IV (a) a number of shares of California Insured II Common Stock, the aggregate net asset value of which will equal the aggregate net asset value of the shares of California Insured IV Common Stock, determined as set forth below, and (b) a number of shares of California Insured II Series E AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the California Insured IV AMPS, determined as set forth below.

      The net asset value of each of the Funds and the liquidation preference and value of the AMPS of each of the Funds shall be determined as of the Valuation Time in accordance with the procedures described in (i) the prospectus of California Insured II, dated February 24, 1998, relating to the California Insured II Common Stock and (ii) the final prospectus of California Insured II, dated March 4, 1998, relating to the California Insured II AMPS, and no formula will be used to adjust the net asset value so determined of any Fund to take into account differences in realized and unrealized gains and losses. Values in all cases shall be determined as of the Valuation Time. The value of the Acquired Fund Investments to be transferred to California Insured II shall be determined by California Insured II pursuant to the procedures utilized by California Insured II in valuing its own assets and determining its own liabilities for purposes of the Reorganization. Such valuation and determination shall be made by California Insured II in cooperation with the Acquired Funds and shall be confirmed in writing by California Insured II to the Acquired Funds. The net asset value per share of the California Insured II Common Stock and the liquidation preference and value per share of the California Insured II Series C AMPS, the California Insured II Series D AMPS and the California Insured II Series E AMPS shall be determined in accordance with such procedures and California Insured II shall certify the computations involved. For purposes of determining the net asset value of a share of Common Stock of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of AMPS of that Fund is divided by the total number of shares of Common Stock of that Fund outstanding at such time.

      California Insured II shall issue to California Insured separate certificates or share deposit receipts for the California Insured II Common Stock and the California Insured II Series C AMPS, each registered in the name of California Insured. California Insured then shall distribute the California Insured II Common Stock and the California Insured II Series C AMPS to the holders of California Insured Common Stock and California Insured AMPS by redelivering the certificates or share deposit receipts evidencing ownership of
(i) the California Insured

II Common Stock to The Bank of New York, as the transfer agent and registrar for the California Insured II Common Stock for distribution to the holders of California Insured Common Stock on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Stock of California Insured and (ii) the California Insured II Series C AMPS to The Bank of New York, as the transfer agent and registrar for the California Insured II Series C AMPS for distribution to the holders of California Insured AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of California Insured. With respect to any California Insured stockholder holding certificates evidencing ownership of either California Insured Common Stock or California Insured AMPS as of the Exchange Date, and subject to California Insured II being informed thereof in writing by California Insured, California Insured II will not permit such stockholder to receive new certificates evidencing ownership of the California Insured II Common Stock or California Insured II Series C AMPS, exchange California Insured II Common Stock or California Insured II Series C AMPS credited to such stockholder's account for shares of other investment companies managed by Merrill Lynch Asset Management, L.P. ("MLAM") or any of its affiliates, or pledge or redeem such California Insured II Common Stock or California Insured II Series C AMPS, in any case, until notified by California Insured or its agent that such stockholder has surrendered his or her outstanding certificates evidencing ownership of California Insured Common Stock or California Insured AMPS or, in the event of lost certificates, posted adequate bond. California Insured, at its own expense, will request its stockholders to surrender their outstanding certificates evidencing ownership of California Insured Common Stock or California Insured AMPS, as the case may be, or post adequate bond therefor.

      California Insured II shall issue to California Insured III separate certificates or share deposit receipts for the California Insured II Common Stock and the California Insured II Series D AMPS, each registered in the name of California Insured III. California Insured III then shall distribute the California Insured II Common Stock and the California Insured II Series D AMPS to the holders of California Insured III Common Stock and California Insured III AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the California Insured II Common Stock to The Bank of New York, as the transfer agent and registrar for the California Insured II Common Stock for distribution to the holders of California Insured III Common Stock on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Stock of California Insured III and (ii) the California Insured II Series D AMPS to The Bank of New York, as the transfer agent and registrar for the California Insured II Series D AMPS for distribution to the holders of California Insured III AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of California Insured III. With respect to any California Insured III stockholder holding certificates evidencing ownership of either California Insured III Common Stock or California Insured III AMPS as of the Exchange Date, and subject to California Insured II being informed thereof in writing by California Insured III, California Insured II will not permit such stockholder to receive new certificates evidencing ownership of the California Insured II Common Stock or California Insured II Series D AMPS, exchange California Insured II Common Stock or California Insured II Series D AMPS credited to such stockholder's account for shares of other investment companies managed by MLAM or any of its affiliates, or pledge or redeem such California Insured II Common Stock or California Insured II Series D AMPS, in any case, until notified by California Insured III or its agent that such stockholder has surrendered his or her outstanding certificates evidencing ownership of California Insured III Common Stock or California Insured III AMPS or, in the event of lost certificates, posted adequate bond. California Insured III, at its own expense, will request its stockholders to surrender their outstanding certificates evidencing ownership of California Insured III Common Stock or California Insured III AMPS, as the case may be, or post adequate bond therefor.

      California Insured II shall issue to California Insured IV separate certificates or share deposit receipts for the California Insured II Common Stock and the California Insured II Series E AMPS, each registered in the name of California Insured IV. California Insured IV then shall distribute the California Insured II Common Stock and the California Insured II Series E AMPS to the holders of California Insured IV Common Stock and California Insured IV AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the California Insured II Common Stock to The Bank of New York, as the transfer agent and registrar for the California Insured II Common Stock for distribution to the holders of California Insured IV Common Stock on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Stock of California Insured IV and (ii) the California Insured II Series E AMPS to The Bank of New York, as the transfer agent and registrar for the California Insured II Series E AMPS for distribution to the holders of California Insured IV AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of California Insured IV. With respect to any California Insured IV stockholder holding certificates evidencing ownership of either California Insured IV Common Stock or California Insured IV AMPS as of the Exchange Date, and subject to California Insured II being informed thereof in writing by California Insured IV, California Insured II will not permit such stockholder to receive new certificates evidencing ownership of California Insured II Common Stock or California Insured II Series E AMPS, exchange California Insured II Common Stock or California Insured II Series E AMPS credited to such stockholder's account for shares of other investment companies managed by MLAM or any of its affiliates, or pledge or redeem such California Insured II Common Stock or California Insured II Series E AMPS, in any case, until notified by California Insured IV or its agent that such stockholder has surrendered his or her outstanding certificates evidencing ownership of California Insured IV Common Stock or California Insured IV AMPS or, in the event of lost certificates, posted adequate bond. California Insured IV, at its own expense, will request its stockholders to surrender their outstanding certificates evidencing ownership of California Insured IV Common Stock or California Insured IV AMPS, as the case may be, or post adequate bond therefor.

      Dividends payable to holders of record of shares of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS, or California Insured II Series E AMPS, as the case may be, as of any date after the Exchange Date and prior to the exchange of certificates by any stockholder of an Acquired Fund shall be payable to such stockholder without interest; however, such dividends shall not be paid unless and until such stockholder surrenders the stock certificates representing shares of common stock or AMPS of the Acquired Funds, as the case may be, for exchange.

      No fractional shares of California Insured II Common Stock will be issued to holders of California Insured Common Stock, California Insured III Common Stock or California Insured IV Common Stock. In lieu thereof, California Insured II's transfer agent, The Bank of New York, will aggregate all fractional shares of California Insured II Common Stock and sell the resulting full shares on the New York Stock Exchange at the current market price for shares of California Insured II Common Stock for the account of all holders of fractional interests, and each such holder will receive such holder's pro rata share of the proceeds of such sale upon surrender of such holder's certificates representing California Insured Common Stock, California Insured III Common Stock or California Insured IV Common Stock.

7. Payment of Expenses.

      (a) With respect to expenses incurred in connection with the Reorganization, (i) each Fund shall pay all expenses incurred that are attributable solely to such Fund and the conduct of its business, and (ii) California Insured II shall pay, subsequent to the Exchange Date and pro rata according to each Fund's net assets on the Exchange Date, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of the N-14 Registration Statement. Such fees and expenses shall include the cost of preparing and filing a ruling request with the Internal Revenue Service, legal and accounting fees, printing costs, filing fees, stock exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization.

      (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

8. Covenants of the Funds.

      (a) Each Fund agrees to call an annual meeting of its stockholders as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement.

      (b) Each Fund covenants to operate its business as presently conducted between the date hereof and the Exchange Date.

      (c) Each Acquired Fund agrees that following the consummation of the Reorganization, it will dissolve in accordance with the laws of the State of Maryland and any other applicable law, it will not make any distributions of any shares of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS, as applicable, other than to its respective stockholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by California Insured II, if any, and on and after the Exchange Date it shall not conduct any business except in connection with its dissolution.

      (d) Each Acquired Fund undertakes that if the Reorganization is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that such Acquired Fund has ceased to be a registered investment company.

      (e) California Insured II will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Each Fund agrees to cooperate fully with the others, and each will furnish to the others the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations thereunder and the state securities laws.

      (f) California Insured II has no plan or intention to sell or otherwise dispose of the Acquired Fund Investments, except for dispositions made in the ordinary course of business.

      (g) Each of the Funds agrees that by the Exchange Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. California Insured II agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Funds for each of such Fund's taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, each of the Acquired Funds shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by such fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Funds (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Exchange Date shall be borne by each such Fund to the extent such expenses have been accrued by such Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by Fund Asset Management, L.P. ("FAM") at the time such tax returns and Forms 1099 are prepared.

      (h) The Funds each agree to mail to its respective stockholders of record entitled to vote at the annual meeting of stockholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus which complies in all material respects with the applicable provisions of
Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

      (i) Following the consummation of the Reorganization, California Insured II will stay in existence and continue its business as a non-diversified, closed-end management investment company registered under the 1940 Act and will file with the Maryland Department an amendment to its Articles of Incorporation to change its name to "MuniHoldings California Insured Fund, Inc."

9. Exchange Date.

      (a) Delivery of the assets of the Acquired Funds to be transferred, together with any other Acquired Fund Investments, and the shares of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS to be issued as provided in this Agreement, shall be made at the offices of Brown & Wood LLP, One World Trade Center, New York, New York 10048, at 10:00 a.m. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by the Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date." To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Exchange Date, the applicable Acquired Fund shall cause such Acquired Fund Investments to be transferred to California Insured II's account with The Bank of New York at the earliest practicable date thereafter.

      (b) Each of the Acquired Funds will deliver to California Insured II on the Exchange Date confirmations or other adequate evidence as to the tax basis of each of their respective Acquired Fund Investments delivered to

California Insured II hereunder, certified by Deloitte & Touche LLP (for California Insured and California Insured IV) and by Ernst & Young LLP (for California Insured III).

      (c) As soon as practicable after the close of business on the Exchange Date, each of the Acquired Funds shall deliver to California Insured II a list of the names and addresses of all of the stockholders of record of such Acquired Fund on the Exchange Date and the number of shares of common stock and AMPS of such Acquired Fund owned by each such stockholder, certified to the best of their knowledge and belief by the applicable transfer agent for such Acquired Fund or by its President.

10. Conditions of the Acquired Funds.

      The obligations of each Acquired Fund hereunder shall be subject to the following conditions:

      (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of two-thirds of the members of the Board of Directors of each of the Funds and by the affirmative vote of
(i) the holders of (a) a majority of the California Insured II Common Stock and California Insured II AMPS, voting together as a single class, and (b) a majority of the California Insured II AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (ii) the holders of (a) a majority of the California Insured Common Stock and California Insured AMPS, voting together as a single class, and (b) a majority of the California Insured AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (iii) the holders of (a) a majority of the California Insured III Common Stock and California Insured III AMPS, voting together as a single class, and (b) a majority of the California Insured III AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (iv) the holders of (a) a majority of the California Insured IV Common Stock and California Insured IV AMPS, voting together as a single class, and (b) a majority of the California Insured IV AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; and further that each Fund shall have delivered to each other Fund a copy of the resolution approving this Agreement adopted by such Fund's Board of Directors, and a certificate setting forth the vote of such Fund's stockholders obtained at its Annual Meeting, each certified by the Secretary of the appropriate Fund.

      (b) That each Acquired Fund shall have received from California Insured II and from each other Acquired Fund a statement of assets, liabilities and capital, with values determined as provided in Section 6 of this Agreement, together with a schedule of such fund's investments, all as of the Valuation Time, certified on the Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by the Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Fund since the date of such Fund's most recent Annual or Semi-Annual Report as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

      (c) That California Insured II shall have furnished to the Acquired Funds a certificate signed by California Insured II's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that, as of the Valuation Time and as of the Exchange Date all representations and warranties of California Insured II made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that California Insured II has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

      (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (e) That the Acquired Funds shall have received an opinion or opinions of Brown & Wood LLP, as counsel to the Funds, in form and substance satisfactory to the Acquired Funds and dated the Exchange Date, to the effect that (i) each of the Funds is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland; (ii) the shares of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS to be issued pursuant to this Agreement are duly authorized and, upon delivery, will be validly issued and outstanding and fully paid and nonassessable by California Insured II, and no stockholder of California Insured II has any preemptive right to subscription or purchase in respect thereof (pursuant to the Articles of Incorporation or the by-laws of California Insured II or the state law of Maryland, or to the best of such counsel's knowledge, otherwise); (iii) this Agreement has been duly authorized, executed and delivered by each of the Funds, and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors' rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Maryland law or the Articles of Incorporation, as amended, the by-laws, as amended, or any agreement (known to such counsel) to which any Fund is a party or by which any Fund is bound, except insofar as the parties have agreed to amend such provision as a condition precedent to the Reorganization;
(v) each of the Acquired Funds has the power to sell, assign, transfer and deliver the assets transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, each of the Acquired Funds will have duly transferred such assets and liabilities in accordance with this Agreement; (vi) to the best of such counsel's knowledge, no consent, approval, authorization or order of any United States federal court, Maryland state court or governmental authority is required for the consummation by the Funds of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder and under Maryland law and such as may be required under state securities laws; (vii) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder; (viii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (ix) the information in the Joint Proxy Statement and Prospectus under "Comparison of the Funds--Tax Rules Applicable to the Funds and their Stockholders" and "Agreement and Plan of Reorganization--Tax Consequences of the Reorganization," to the extent that it constitutes matters of law, summaries of legal matters or legal conclusions, has been reviewed by such counsel and is correct in all material respects as of the date of the Joint Proxy Statement and Prospectus; (x) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (xi) no Fund, to the knowledge of such counsel, is required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where each has so qualified or the failure so to qualify would not have a material adverse effect on such Fund or its respective stockholders; (xii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against any of the Funds, the unfavorable outcome of which would materially and adversely affect such Fund; (xiii) all corporate actions required to be taken by the Funds to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary corporate actions on the part of such Fund; and (xiv) such opinion is solely for the benefit of the Funds and their Directors and officers. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the prospectus included in the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to any Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Brown & Wood LLP may state that it is relying on certificates of officers of a Fund with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of a Fund.

      (f) That each Acquired Fund shall have received either (a) a private letter ruling from the Internal Revenue Service or (b) an opinion of Brown & Wood LLP, to the effect that for Federal income tax purposes (i) the transfer by such Acquired Fund of substantially all of its assets to California Insured II in exchange solely for shares of California Insured II Common Stock and California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the respective Funds will each be deemed to be a "party" to a reorganization within the meaning of
Section 368(b); (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to an Acquired Fund as a result of the asset transfer solely in exchange for shares of California Insured II Common Stock and California Insured II Series C AMPS, California Insured II Series D AMPS or California Insured II Series E AMPS, as the case may be, or on the distribution of the California Insured II stock to stockholders of the respective Acquired Fund under Section 361(c)(1); (iii) under Section 1032 of the Code, no gain or loss will be recognized to California Insured II on the receipt of assets of an Acquired Fund in exchange for its shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the stockholders of an Acquired Fund on the receipt of Corresponding Shares of California Insured II in exchange for their shares of the Acquired Fund (except to the extent that common stockholders receive cash representing an interest in fractional shares of California Insured II Common Stock in the Reorganization); (v) in accordance with Section 362(b) of the Code, the tax basis of an Acquired Fund's assets in the hands of California Insured II will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of California Insured II received by the stockholders of an Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a stockholder's holding period for the shares of California Insured II will be determined by including the period for which such stockholder held the Acquired Fund shares exchanged therefor, provided, that such shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, California Insured II's holding period with respect to an Acquired Fund's assets transferred will include the period for which such assets were held by the Acquired Fund; (ix) the payment of cash to common stockholders of an Acquired Fund in lieu of fractional shares of California Insured II Common Stock will be treated as though the fractional shares were distributed as part of the Reorganization and then redeemed, with the result that such stockholders will have short- or long-term capital gain or loss to the extent that the cash distribution differs from the stockholder's basis allocable to the California Insured II fractional shares; and (x) the taxable year of each Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, California Insured II will succeed to and take into account certain tax attributes of each Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

      (g) That all proceedings taken by each of the Funds and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

      (h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of California Insured II, be contemplated by the Commission.

      (i) That Acquired Funds shall have received from Deloitte & Touche LLP a letter dated as of the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to them, to the effect that (i) they are independent public accountants with respect to California Insured II within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of California Insured II included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of California Insured II included in the N-14 Registration Statement, and inquiries of certain officials of California Insured II responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to California Insured II appearing in the N-14 Registration

Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of California Insured II or from schedules prepared by officials of California Insured II having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

      (j) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of California Insured II or would prohibit the Reorganization.

      (k) That the Acquired Funds shall have received from the Commission such orders or interpretations as Brown & Wood LLP, as their counsel, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

11. California Insured II Conditions.

      The obligations of California Insured II hereunder shall be subject to the following conditions:

      (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Directors and the stockholders of each of the Funds as set forth in Section 10(a); and that each of the Acquired Funds shall have delivered to California Insured II a copy of the resolution approving this Agreement adopted by such Acquired Fund's Board of Directors, and a certificate setting forth the vote of the stockholders of such Acquired Fund obtained, each certified by its Secretary.

      (b) That each Acquired Fund shall have furnished to California Insured II a statement of its assets, liabilities and capital, with values determined as provided in Section 6 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on such Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by such Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquired Fund since the date of such Fund's most recent Annual Report or Semi-Annual Report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

      (c) That each Acquired Fund shall have furnished to California Insured II a certificate signed by such Fund's President (or any Vice President) and its Treasurer, dated the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

      (d) That each Acquired Fund shall have delivered to California Insured II a letter from Deloitte & Touche LLP (for California Insured and California Insured IV) or Ernst & Young LLP (for California Insured III), dated the Exchange Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of the Acquired Fund for the period ended (which returns originally were prepared and filed by the Acquired Fund), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of the Acquired Fund for the period covered thereby; and that for the period from , to and including the Exchange Date and for any taxable year of the Acquired Fund ending upon the liquidation of that Acquired Fund, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves have been established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period from , to and including the Exchange Date and for any taxable year of that Acquired Fund, ending upon the liquidation of such fund or that such fund would not qualify as a regulated investment company for Federal income tax purposes for the tax years in question.

      (e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (f) That California Insured II shall have received an opinion of Brown & Wood LLP, as counsel to the Funds, in form and substance satisfactory to California Insured II and dated the Exchange Date, with respect to the matters specified in Section 10(e) of this Agreement and such other matters as California Insured II reasonably may deem necessary or desirable.

      (g) That California Insured II shall have received a private letter ruling from the Internal Revenue Service or an opinion of Brown & Wood LLP with respect to the matters specified in Section 10(f) of this Agreement.

      (h) That California Insured II shall have received from Deloitte & Touche LLP (for California Insured and California Insured IV) or Ernst & Young LLP (for California Insured III) a letter dated as of the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to California Insured II, to the effect that (i) they are independent public accountants with respect to such fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of such fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of the Acquired Fund included in the N-14 Registration Statement, and inquiries of certain officials of the Acquired Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the Acquired Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of the Acquired Fund or from schedules prepared by officials of the Acquired Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

      (i) That the Acquired Fund Investments to be transferred to California Insured II shall not include any assets or liabilities which California Insured II, by reason of charter limitations or otherwise, may not properly acquire or assume.

      (j) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of any Acquired Fund, be contemplated by the Commission.

      (k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of any Acquired Fund or would prohibit the Reorganization.

      (l) That California Insured II shall have received from the Commission such orders or interpretations as Brown & Wood LLP, as counsel to California Insured II, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

      (m) That all proceedings taken by each Acquired Fund and its respective counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to California Insured II.

      (n) That prior to the Exchange Date, each of the Acquired Funds shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its stockholders all of its net investment company taxable income for the period to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard, the last dividend period for the California Insured AMPS, the California Insured III AMPS and the California Insured IV AMPS may be shorter than the dividend period for such AMPS determined as set forth in the applicable Articles Supplementary.

12. Termination, Postponement and Waivers.

      (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the stockholders of the Funds) prior to the Exchange Date, or the Exchange Date may be postponed, (i) by mutual consent of the Boards of Directors of the Funds, (ii) by the Board of Directors of any Acquired Fund if any condition of such Acquired Fund's obligations set forth in Section 10 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of Directors of California Insured II if any condition of California Insured II's obligations set forth in Section 11 of this Agreement have not been fulfilled or waived by such Board.

      (b) If the transactions contemplated by this Agreement have not been consummated by August __, 2000, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of Directors of the Funds.

      (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of any Fund or persons who are their directors, trustees, officers, agents or stockholders in respect of this Agreement.

      (d) At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Directors of any Fund (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the stockholders of their respective fund, on behalf of which such action is taken. In addition, the Boards of Directors of the Funds have delegated to FAM the ability to make non-material changes to the transaction if it deems it to be in the best interests of the Funds to do so.

      (e) The respective representations and warranties contained in Sections 1, 2, 3 and 4 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and no Fund nor any of its officers, directors, trustees, agents or stockholders shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, director, trustee, agent or stockholder of any Fund against any liability to the entity for which that officer, director, trustee, agent or stockholder so acts or to its stockholders, to which that officer, director, trustee, agent or stockholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

      (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Boards of Directors of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the stockholders of the Funds unless such terms and conditions shall result in a change in the method of computing the number of shares of California Insured II Common Stock, California Insured II Series C AMPS, California Insured II Series D AMPS and California Insured II Series E AMPS to be issued to the Acquired Funds, as applicable, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the stockholders of the Funds prior to the meetings at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Funds promptly shall call a special meeting of stockholders at which such conditions so imposed shall be submitted for approval.

13. Indemnification.

      (a) Each Acquired Fund hereby severally agrees to indemnify and hold California Insured II harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which California Insured II may incur or sustain by reason of the fact that (i) California Insured II shall be required to pay any corporate obligation of such Acquired Fund, whether consisting of tax deficiencies or otherwise, based upon a claim or claims against such Acquired Fund which were omitted or not fairly reflected in the financial statements to be delivered to California Insured II in connection with the Reorganization; (ii) any representations or warranties made by such Acquired Fund in this Agreement should prove to be false or erroneous in any material respect; (iii) any covenant of such Acquired Fund has been breached in any material respect; or
(iv) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein attributable to such Fund not misleading or (b) the Joint Proxy Statement and Prospectus delivered to the stockholders of the Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein attributable to such Fund, in the light of the circumstances under which they were made, not misleading, except with respect to (iv)(a) and
(b) herein insofar as such claim is based on written information furnished to the Acquired Funds by California Insured II.

      (b) California Insured II hereby agrees to indemnify and hold each Acquired Fund harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which such Acquired Fund may incur or sustain by reason of the fact that
(i) any representations or warranties made by California Insured II in this Agreement should prove false or erroneous in any material respect, (ii) any covenant of California Insured II has been breached in any material respect, or
(iii) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, not misleading or (b) the Joint Proxy Statement and Prospectus delivered to stockholders of the Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except with respect to (iii)(a) and (b) herein insofar as such claim is based on written information furnished to California Insured II by the Acquired Fund seeking indemnification.

      (c) In the event that any claim is made against California Insured II in respect of which indemnity may be sought by California Insured II from an Acquired Fund under Section 13(a) of this Agreement, or in the event that any claim is made against an Acquired Fund in respect of which indemnity may be sought by an Acquired Fund from California Insured II under Section 13(b) of this Agreement, then the party seeking indemnification (the "Indemnified Party"), with reasonable promptness and before payment of such claim, shall give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after the giving of notice hereunder, then the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of such claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement, or (iii) with respect to any tax claims, within seven (7) calendar days following the earlier of (A) an agreement between California Insured II and the Acquired Fund seeking indemnification that an indemnity amount is payable, (B) an assessment of a tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section 13, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party promptly shall investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

14. Other Matters.

      (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), California Insured II will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

            THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC. (OR ITS STATUTORY SUCCESSOR), OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to California Insured II's transfer agent with respect to such shares. Each Acquired Fund will provide California Insured II on the Exchange Date with the name of any stockholder of an Acquired Fund who is to the knowledge of such Acquired Fund an affiliate of that Acquired Fund on such date.

      (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

      (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to any Fund, at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Terry K. Glenn, President.

      (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

      (e) Copies of the Articles of Incorporation, as amended, and Articles Supplementary of each Fund are on file with the Maryland Department and notice is hereby given that this instrument is executed on behalf of the Directors of each Fund.

      This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

                                  MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.


                                  By
                                    --------------------------------------------

Attest:


----------------------------------


                                  MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.


                                  By
                                    --------------------------------------------

Attest:


----------------------------------


                                  MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.


                                  By
                                    --------------------------------------------

Attest:


----------------------------------


                                  MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.


                                  By
                                    --------------------------------------------

Attest:


----------------------------------

                                                                     EXHIBIT III

                 ECONOMIC AND FINANCIAL CONDITIONS IN CALIFORNIA

     The following information is a brief summary of factors affecting the economy of the State of California and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more of the most recent publicly available offering statements on debt offerings of California issuers, however, it has not been updated. The California Fund has not independently verified the information. General Economic Conditions

     The economy of the State of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Since 1994, California's economy has been performing strongly after suffering a deep recession.

     California's July 1, 1998 population of over 33.4 million represented over 12% of the total United States population. As of July 1, 1990, the population of 29,944,000 represented an increase of over 6 million persons, or 26%, during the decade of the 1980s.

     California's population is concentrated in metropolitan areas. As of the April 1, 1990 census, 96% of the State's population resided in the 23 Metropolitan Statistical Areas in the State. As of July 1, 1997, the five-county Los Angeles area accounted for 49% of the State's population, with over 16.0 million residents. The 10-county San Francisco Bay Area represented 21%, with a population of over 7.0 million.

     In the Governor's Budget release on May 14, 1999, the Department of Finance projected that the California economy will show moderate growth through 2000, at a slower pace than in 1998. The economic expansion has been marked by strong growth in high technology business services (including computer software), construction, computer and electronic components manufacturing, and tourism related industries. The Asian economic crisis, which began in 1997, has had some dampening effects on the State's economy, particularly in high technology manufacturing. However, stabilizing economic conditions in Asia, ongoing strength in NAFTA partners, and growth in Europe, combined with ongoing strength in stock markets, have improved the short-term outlook.

1995-96 through 1997-99 Fiscal Years

     The economy grew strongly during the 1995-96 to 1998-99 fiscal years, and as a result, the General Fund (the principal operating fund that holds most major revenue sources for the State) took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.2 billion in 1997-98 and $1.0 billion in 1998-99) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. The accumulated budget deficit from the recession years was finally eliminated. The Department of Finance estimates that the State's budget reserve (the Special Fund for Economic Uncertainties or SFEU) totaled $639.8 million as of June 30, 1997, $1.782 billion as of June 30, 1998. In the 1999 Budget Act, signed by the Governor on June 29, 1999, the Department of Finance projects the budget reserve had a balance of about $1.932 billion at June 30, 1999 and will have a balance of $880 million at June 30, 2000.

     On August 18, 1997, the Governor signed the 1997-98 Budget Act, but vetoed about $314 million of specific spending items, primarily in health and welfare and education areas from both the General Fund and Special Funds. The Governor announced that he was prepared to restore about $200 million of education spending upon satisfactory completion of legislation on an education testing program.

     The following were major features of the 1998 Budget Act and certain additional fiscal bills enacted before the end of the legislative session:

        1. The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element was a bill that provided for a phased-in reduction of the Vehicle License Fee ("VLF"). Since the VLF is transferred to cities and countries under existing law, the bill provided for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF has been reduced by 25 percent, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.


                                     III-1

     In addition to the cut in VLF, the 1998-99 budget included both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, but less in future years), a nonrefundable renters' tax credit ($133 million), and various targeted business tax credits ($106 million).

        2. On November 8, 1998, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 funding for K-14 schools was increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, over $300 million higher than the minimum Proposition 98 guarantee. Of the 1998-99 funds, major new programs included money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. The Budget also included $250 million as repayment of prior years loans to schools, as part of the settlement of the California Teachers' Association v. Gould lawsuit. That lawsuit, filed in 1992, requires that the State and K-14 schools share in repayment of prior years' emergency loans to schools.

        3. Funding for higher education increased substantially above the actual 1997-98 level. General Fund support was increased by $340 million (15.6%) for the University of California and $267 million (14.1%) for the California State University system. In addition, Community Colleges funding increased by $300 million (6.6%).

        4. The Budget included increased funding for health, welfare and social services programs. A 4.9% grant increase was included in the basic welfare grants, the first increase in those grants on 9 years.

        5. Funding for the judiciary and criminal justice programs increased by about 11% over 1997-98, primarily to reflect increased State support for local trial courts and a rising prison population.

        6. Major legislation enacted after the 1998 Budget Act included new funding for resources projects, a share of the purchase of the Headwaters Forest, funding for the Infrastructure and Economic Development Bank ($50 million) and funding for the construction of local jails. The State realized savings of $433 million from a reduction in the State's contribution to the State Teacher's Retirement System in 1998-99.

     The May Revision to the 1999-2000 Governor's Budget (hereafter shortened to "1999-00"), released on May 14, 1999 (the "1999 May Revision"), reported that stronger than expected economic conditions in the State for the latter part of 1998 and into 1999 would produce total 1998-99 General Fund revenues of about $57.9 billion, almost $1.0 billion above the 1998 Budget Act estimates and $1.6 billion above the initial estimates in the January 1999-00 Governor's Budget. The 1999 May Revision projects 1998-99 General Fund expenditures of $58.6 billion, about $400 million higher than the January 1999-00 Governor's Budget estimate. Some of this additional revenue will be directed to K-14 schools under Proposition 98.

     Federal Welfare Reform. Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes: (i) a change of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families ("TANF"), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.

     As part of the 1997-98 Budget Act legislative package, the State Legislature and Governor agreed on a comprehensive reform of the State's public assistance programs to implement the new federal Law. The new basic State welfare program is called California Work Opportunity and Responsibility to Kids Act ("CalWORKs"), which replaces the former Aid to Families with Dependent Children (AFDC) and Greater Avenues to Independence (GAIN) programs effective January 1, 1998. As required by the federal Law, CalWORKs contains new time limits on receipt of welfare aid, both lifetime as well as for any current time on aid. Administration of the new Welfare-to-Work programs will be largely at the county level, and counties are given financial incentives for success in this program.


                                     III-2

     Although the longer-term impact of the new federal Law and CalWORKs cannot be determined until there has been more experience and until an independent evaluation of the CalWORKs program is completed. In the short-term, the CalWORKs program shows a continued trend of declining welfare caseloads. The CalWORKs caseload trend is projected to be 646,000 in 1998-99 and 602,000 in 1999-00, down from a high of 921,000 cases in 1994-95.

     The 1999 Budget Act proposes expenditures that will continue to meet, but not exceed, the federally-required $2.9 billion combined State and county maintenance-of-effort (MOE) requirement. Total CalWORKs-related expenditures are estimated to be $7.3 billion for 1998-99 and $7.3 billion for 1999-00, including child care transfer amounts for the Department of Education.

     Tobacco Litigation. In late 1998, the State signed a settlement agreement with the four major cigarette manufacturers, which was later ratified by a State court judge having jurisdiction over a pending lawsuit brought by the State against these companies. Under the settlement, the companies will pay California governments a total of approximately $25 billion over a period of 25 years. Under the State's settlement, half of these moneys will be paid to the State, and half to local governments (cities and counties).

     The specific amount to be received by the State and local governments is, however, subject to adjustment for a number of reasons. First, the federal government has indicated that it may seek recovery of part of the state's settlement as reimbursement for federal Medicaid funding in prior years. Second, various details in the settlement allow reduction of the companies' payments because of events such as certain federal government actions, reductions in cigarette sales, or bankruptcy of any settling companies.

     1999-00 Fiscal Year Budget. On January 8, 1999, Governor Davis released his proposed budget for fiscal year 1999-00 (the "January Governor's Budget"). The January Governor's Budget generally reported that General Fund revenues for fiscal year 1998-99 and fiscal year 1999-00 would be lower than earlier projections (primarily due to weaker overseas economic conditions perceived in the late 1998), while some caseloads would be higher than earlier projections. The January Governor's Budget proposed $60.5 billion of General Fund expenditures in fiscal year 1999-00, with a $415 million SFEU reserve or budget reserve at June 30, 2000.

     The 1999 May Revision showed an additional $4.3 billion of revenues for combined fiscal years 1998-99 and 1999-00. The Legislature enacted the 1999 Budget Act in a timely fashion, meeting the Constitutional deadline for budget enactment for only the second time in the 1990's.

     The final 1999 Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion after the Governor used his line-item veto to reduce the legislative Budget Bill expenditures by $581 million (both General Fund and Special Fund). The 1999 Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated that the budget reserve would have a balance at June 30, 2000, of about $881 million. Not included in this amount was an additional $300 million that (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. There should be normal cash flow borrowing during the fiscal year.

     The principal features of the 1999 Budget Act include the following:

        1. Proposition 98 funding for K-12 schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-00 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities. The Budget also includes $310 million as repayment of prior years' loans to schools, as part of the settlement of the California Teachers' Association v. Gould lawsuit.

        2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3%) for the University of California ("UC") and $126 million (5.9%) for the California State University ("CSU") system. In addition, Community Colleges funding increased by $324.3 million (6.6%). As a result, undergraduate fees at UC and CSU will be reduced for the second consecutive year, and the per-unit charge at Community Colleges will be reduced by $1.


                                     III-3

        3. The Budget included increased funding of nearly $600 million for health and human service.

        4. About $800 million from the General Fund will be directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, intitial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for state parks.

        5. The Legislature enacted a one-year additional reduction of 10 percent of the Vehicle License Fee for calendar year 2000, at a General Fund cost of about $250 million in each of fiscal year 1999-00 and 2000-01 to make up lost funding to local governments. Conversion of this one-time reduction to a permanent cut will remain subject to the revenue tests in the legislation adopted last year. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $54 million in 1999-00.

        6. A one-time appropriation of $150 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, an ongoing $50 million will be given to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

Local Governments

     The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to over 9,600,000 (Los Angeles). Counties are responsible for providing many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also about 470 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local governmental entities, and have been required to maintain many services.
     In the aftermath of Proposition 13, the State provided aid from the general fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession, the Legislature eliminated remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced requirements for local services.

     Since then the State has also provided additional funding to counties and cities through such programs as health and welfare realignment, welfare reform, trial court restructuring, an annual program supporting local public safety departments, and various other measures. In his 1999-00 Budget Proposal, the Governor has proposed a review and "accounting" of state - local fiscal relationships, with the goal of ultimately restoring local government finances to an equivalent fiscal condition to the period prior to the 1991-93 recession - induced tax shifts. Litigation has been brought challenging the legality of the property tax shifts from counties to schools.

     The 1999 Budget Act includes a $150 million one-time grant of money from the General Fund to local agencies for relief from the 1992 and 1993 property tax shifts. Legislation has been passed, subject to voter approval at the election in November, 2000, to provide a more permanent payment to local governments to offset the property tax shift. In addition, legislation was enacted in 1999 to provide annually up to $50 million relief to cities based on 1997-98 costs of jail booking and processing fees paid to counties.

     The entire statewide welfare system has been changed in response to the change in federal welfare law enacted in 1996 (see "Federal Welfare Reform" above). Under the CalWORKs program, counties are given flexibility to develop their own plans, consistent with State law, to implement Welfare-to-Work and to administer many of its elements and their costs for administrative and support services are capped at 1996-97 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified Welfare-to-Work outcomes; counties may also suffer penalties for failing to meet federal standards. Under CalWORKs, counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.


                                     III-4

     Historically, funding for the State's trial court system was divided between the State and the counties. However, Chapter 850, Statutes of 1997, restructured the State's trial court funding system. Funding for the courts, costs for facilities, local judicial benefits, and revenue collection, was consolidated at the State level. County contribution for both their general fund and fine and penalty amounts is capped at the 1994-95 level and becomes part of the Trial Court Trust Fund, which supports all trial court operations. The State assumed responsibility for future growth in trial court funding. The consolidation of funding is intended to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. Beginning in 1998-99, county general fund contribution for court operations is reduced by $300 million, and cities will retain $62 million in fine and penalty revenue previously remitted to the State; the General Fund reimbursed the $362 million revenue loss to the Trial Court Trust Fund. The 1999 Budget Act includes funds to further reduce the county general fund contribution by an additional $96 million by reducing by 100 percent the contributions of the next 18 smallest counties and by 10 percent the general fund contribution of the remaining 21 counties.

     On November 5, 1996, voters approved Proposition 218, called the "Right to Vote on Taxes Act," which adds new Articles XIIIC and XIIID into the California Constitution. These new provisions enact limits on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIIIC clarifies the right of local voters to reduce taxes, fees, and assessments to changes through local initiatives. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt that will require interpretation by the courts or the State Legislature. The State Legislature Analyst estimated that enactment of Proposition 218 would reduce local government revenues statewide by over $100 million a year, and that over time revenues to local government would be reduced by several hundred million dollars. Proposition 218 does not affect the State or its ability to levy or collect taxes.

     On December 23, 1997, a consortium of California counties filed a test claim with the Commission on State Mandates (the "Commission") asking the
Commission to determine whether the property tax shift from counties to the Educational Revenue Augmentation Fund, which is a funding source for schools, is a reimbursable state mandated cost. On August 11, 1998, the State Department of Justice, on behalf of the State Department of Finance, filed a rebuttal in opposition to the counties' claim. The test claim was heard on October 29, 1998, and the Commission on State Mandates found in favor of the State. In March,
1999,   Sonoma  County  filed  suit  in  the  Superior  Court  to  overturn  the
Commission's decision. The State is contesting this lawsuit. Should the courts find in favor of the counties, the impact to the State General Fund could be as high as $10.0 billion with an annual Proposition 98 General Fund cost of at least $3.6 billion. This cost would grow in accordance with the annual assessed value growth rate.

Constitutional and Statutory Limitations; Recent and Pending Initiatives; Pending Legislation

     Constitutional and Statutory Limitations. Article XIIIA of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies, Article XIIIA, provides that the maximum ad valorem tax on real property cannot exceed 1% of the "full cash value" of the property and effectively prohibits the levying of any other ad valorem tax on real property for general purposes. However, on May 3, 1986, Proposition 46, an amendment to Article XIIIA, was approved by the voters of the State of California, creating a new exemption under Article XIIIA permitting an increase in ad valorem taxes on real property in excess of 1% for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness, "Full cash value" is defined as "the County Assessor's valuation of real property as shown on the 1975-76 Fiscal Year tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" is subject to annual adjustment to reflect increases (not to exceed 2%) or decreases in the consumer price index or comparable local data, or to reflect reductions in property value caused by damage, destruction or other factors.

     Article XIIIB of the California Constitution limits the amount of appropriations of the State and of the local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that local government has financial responsibility for providing. To the extent that the revenues of the State and/or local government exceed its appropriations, the excess revenues must be


                                     III-5
rebated to the public either directly or through a tax decrease. Expenditures for voter-approved debt services are not included in the appropriations limit.

     At the November 9, 1988 general election, California voters approved an initiative known as Proposition 98. Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1998-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of General Fund tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

     Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

     During the recession in the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from the 1991-92 fiscal year to the 1993-94 fiscal year.

     In 1992, a lawsuit was filed, called California Teachers' Association v Gould, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July, 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count either as appropriations that count toward satisfying the Proposition 98 guarantee, or as appropriations from "below" the current base. Repayments are spread over the eight-year period of the 1994-95 fiscal year through the 2001-02 fiscal year to reduce any adverse fiscal impact.

     Substantially increased general fund revenues, above initial budget projections, in the 1994-95 to 1998-99 fiscal years have resulted in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by about 44 percent from the level in place from 1991-92 through 1993-94, and is estimated at about $6,025 per the average daily attendance rate of students in 1999-00. A significant amount of the "extra" Proposition 98 monies in the last few years has been allocated to special programs, most particularly an initiative to allow each classroom from grades K-3 to have no more than 20 pupils by the end of the 1997-98 school year. Furthermore, since General Fund revenue growth is expected to continue in 1999-00, there are also new initiatives to increase school safety, improve schools' accountability for pupil performance, provide additional textbooks to schools, fund deferred maintenance projects, increase beginning teacher's salaries and provide performance incentives to teachers.

     On November 8, 1994, the voters approved Proposition 187, an initiative statute ("Proposition 187"). Proposition 187 specifically prohibits funding by the State of social services, health care services and public school education for the benefit of any person not verified as either a United States citizen or a person legally admitted to the United States. Among the provisions in Proposition 187 pertaining to public school education,


                                     III-6
the measure requires, commencing January 1, 1995, that every school district in the State verify the legal status of every child enrolling in the district for the first time. By January 1, 1996, each school district must also verify the legal status of children already enrolled in the district and of all parents or guardians of all students. If the district "reasonably suspects" that a student, parent or guardian is not legally in the United States, that district must report the student to the United States Immigration and Naturalization Service and certain other parties. The measure also prohibits a school district from providing education to a student it does not verify as either a United States citizen or a person legally admitted to the United States.

     Opponents of Proposition 187 filed at least eight lawsuits (which were subsequently consolidated) challenging the constitutionality and validity of the measure. On March 18, 1998, a United States District Court judge entered as final judgment in the case, holding key portions of the measure unconstitutional and permanently enjoining the State from implementing those sections which would have required law enforcement, teachers and social services and health care workers to verify a person's immigration status and subsequently report illegal immigrants to authorities and deny them social services, health care and education benefits. An appeal by the State Attorney General was filed with the Ninth Circuit Court of Appeals on March 25, 1998. Governor Gray Davis subsequently asked the United States Ninth Circuit Court of Appeal to serve as mediator on the issue. On April 26, 1999, the Ninth Circuit Court of Appeal granted Governor Davis' request for mediation of the controversy. In response, David E. Lombardi, Chief Mediator for the Ninth Circuit Mediation Office ordered a stay until June 18, 1999 of all appellate proceedings in connection with the six cases then pending before the Court of Appeal involving Proposition 187 challenges. On June 1, 1999, the Howard Jarvis Taxpayers' Association sued Governor Davis in the California Supreme Court challenging Governor Davis' right to submit Proposition 187 to mediation, which the plaintiff claims undermines the public's right of initiative. On June 30, 1999, the California Supreme Court declined to hear the case. Since that time, Governor Davis had the State's appeal withdrawn, letting stand the District Court rulings.

     State Appropriations Limit The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

     Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," for the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state aid to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

     Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g. cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

     The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in state per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.


                                     III-7

     The Legislature has enacted legislation to implement Article XIIIB which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

     The following table shows the State Appropriations Limit for the past four fiscal years and the current fiscal year. As of the enactment of the 1999-00 Budget, the Department of Finance projects the State's Appropriations Subject to Limitations will be $6.1 billion under the State's Appropriations Limit in Fiscal Year 1999-00.

                           State Appropriations Limit
                                   (Millions)

                                                             Fiscal Years
                                    --------------------------------------------------------
                                    1995-96     1996-97     1997-98    1998-99*     1999-00*
                                    -------     -------     -------    --------     --------
State Appropriations Limit          $39,309     $42,002     $44,778     $47,573      $50,673
Appropriations Subject to Limit     (34,186)    (35,103)    (40,743)    (42,674)     (44,528)
                                    -------     -------     -------     -------      -------
Amount (Over)/Under Limit           $ 5,123     $ 6,899     $ 4,035     $ 4,899      $ 6,145
                                    =======     =======     =======     =======      =======

---------------
*Estimated/Projected
 SOURCE: State of California, Department of Finance.

     At the November 1998 elections voters approved Proposition 2. This proposition requires the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per fiscal year, or up to 30 days after adoption of the annual budget act. Since the General Fund may reborrow from the transportation accounts soon after the annual repayment is made, the proposition is not expected to have any adverse impact on the State's cash flow.

     Pending Litigation The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. Some of the more significant lawsuits pending against the State are described herein.

     The State is involved in a lawsuit, Thomas Hayes v. Commission on State Mandates, related to the state-mandated costs. The action involves an appeal by the Director of Finance from a 1984 decision by the State Board of Control (now succeeded by the Commission on State Mandates). The Board of Control decided in favor of local school districts' claims for reimbursement for special education programs for handicapped students. The case was then brought to the trial court by the State and later remanded to the Commission on State Mandates for redetermination. The Commission on State Mandates expanded the claim to include supplemental claims filed by seven other educational institutions and determined that part, but not all, of the claims should have been paid by the State. The Department of Finance has not yet determined whether to seek judicial review.

     The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J. B. Stringfellow, Jr., et. al., the State is seeking recovery for past costs of cleanup of the site, a declaration that the defendants are each fully liable for future costs, and an order that the cleanup be completed. However, the defendants have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator and generator of the wastes taken to the site. The State has appealed. Present estimates of the cleanup range from $400 million to $600 million.

     The State is a defendant in a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The appellate court affirmed the trial court finding of liability in inverse condemnation and awarded damages of $500,000 to 12 sample plaintiffs. Potential liability to the remaining 300 plaintiffs, from claims filed, ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the court of appeal issued a decision reversing the trial court's judgment against the State and remanding the case for retrial on the inverse condemnation cause of action.

     In Just Say No To Tobacco Dough Campaign v. State of California, the petitioners challenge the appropriation of approximately $166 million of Proposition 99 funds in the Cigarette and Tobacco Products Surtax Fund for years ended June 30, 1990, through June 30, 1995 for programs which were allegedly not health education or tobacco-related disease research. The Supreme Court has granted the State's demurrer and the plaintiffs have asked the court to reconsider its ruling. In July, 1999, the court again sustained the State's demurrer to the amended complaint, and issued a judgment dismissing the case. Plaintiffs appealed. The matter will be briefed and will be scheduled for oral argument before the court.


                                     III-8

     On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al.v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation. On July 22 and 27, 1998, various employee unions which had intervened in the case appealed the trial court's preliminary injunction and asked the Court of Appeal to stay the preliminary injunction. On July 28, 1998, the Court of Appeal granted the unions' requests and stayed the preliminary injunction pending the Court of Appeal's decision on the merits of the appeal. On August 5, 1998, the Court of Appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the Court of Appeal. The matters are now pending before the Court of Appeal. Briefs are being submitted; no date has been set for oral argument.

     A judgment was entered for the plaintiff in August 1998 in the case of Ceridian Corporation v. Franchise Tax Board, a suit which challenged the validity of two sections of the California Tax laws. The first related to deduction from corporate taxes for dividends received from insurance companies to the extent the insurance companies have California activities. The second related to corporate deduction of dividends to the extent the earnings of the dividend-paying corporation have already been included in the measure of their California tax. If both sections of the California Tax law are ultimately invalidated, and all dividends become deductible, then the General Fund can become liable for approximately $200 to $250 million annually. The State has appealed the decision.

     In Professional Engineers in California Government v. Wilson, the Superior Court has ruled that $30.7 million of the $258.2 million transferred from the State Highway Account to the General Fund violated the California Constitution. The court also invalidated $130.9 million transferred from the Motor Vehicle Account to the General Fund. On April 30, 1999, the court found that the $130 million transfer from the State Highway Account to the Motor Vehicle Account also violated the California Constitution. The State decided not to appeal this case and reversed the challenged transfers pursuant to the court's decision.

     In Capitola Land v. Anderson and other related state and federal cases, plaintiffs sought payments from the State under the AFDC-Foster Care program. Judgment was rendered against the State in Capitola, which the State appealed and lost. The State then filed a state plan amendment with the federal Department of Health and Human Services ("DHHS") to enable the State to comply with the Capitola ruling and receive federal funding. The DHHS denied the state plan amendment, and the State has filed suit against DHHS. The Legislature also enacted a statute which required federal funding in order to comply with the Capitola judgment. The State then refused to implement the Capitola judgment based on the new statute. Certain plaintiffs moved for an order of contempt against the State, which was granted by the trial court, but was stayed and annulled by the Court of Appeal. The plaintiffs are petitioning the California Supreme Court for review. If, as a result of this litigation, compliance with the Capitola judgment is required and the judgment is applied retroactively, liability to the State could exceed $200 million.

     In the Northern California 1997 Flood Litigation, a substantial number of plaintiffs have joined an existing suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. Property damages have been estimated up to $2 billion.

     The State is a defendant in an action, Emily Q., et al. v. Belshe, et al., to compel a change in early screening procedures for children with mental health needs. The lawsuit is limited to Los Angeles County. The State has filed an answer in this case. An adverse outcome is possible with the potential liability of $500 million per year.

     Plaintiffs in County of San Bernardino v. Barlow Respiratory Hospital and related actions seek mandamus relief requiring the State to retroactively increase out-patient Medi-Cal reimbursement rates. Plaintiffs have estimated the damages to be several hundred million dollars. The State is vigorously defending these cases, as well as related federal cases addressing the calculation of Medi-Cal reimbursement rates in the future.


                                     III-9

                                                                      EXHIBIT IV

                           RATINGS OF MUNICIPAL BONDS

Description of Moody's Investors Service, Inc.'s ("Moody's") Municipal Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds which are rated Ba are judged to have speculative elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which arc rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: These bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, Al, Baal, Bal and Bl.

      Short-term Notes: The three ratings of Moody's for short-term notes are MIG 1/VMIG 1, MIG 2/VMIG 2, and MIG 3/VMIG 3; MIG 1 /VMIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2/VMIG 2 denotes "high quality" with "ample margins of protection"; MIG 3/VMIG 3 instruments are of "favorable quality ... but ... lacking the undeniable strength of the preceding grades."

Description of Moody's Commercial Paper Ratings

      Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

      Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins, in earning coverage of fixed financial charges and high internal cash generation; and with established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

      Description of Standard &Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Municipal Debt Ratings

      A Standard & Poor's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

      The debt rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

            I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

            II. Nature of and provisions of the obligation;

            III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity of the obligor to meet its financial commitment on the obligation is extremely strong.

AA Debt rated "AA" differs from the highest-rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB          Debt rated "BB," "B," "CCC," "CC", and "C" are regarded as having
B           significant speculative characteristics. "BB" indicates the least
CCC         degree of speculation and "C" the highest degree of speculation.
CC          While such debt will likely have some quality and protective
C           characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

D Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

      Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired unless Standard & Poor's believes that such payments will be made during such grace period.

c The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

            Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

      A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

      A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to such notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

      -- Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

      -- Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

      Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3        Speculative capacity to pay principal and interest

Description of Fitch IBCA, Inc.'s ("Fitch") Investment Grade Bond Ratings

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A           Bonds considered to be investment grade and of high credit quality.
            The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR Indicates that Fitch does not rate the specific issue.

Conditional

      A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended

      A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn

      A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert

      Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within three to 12 months.

Ratings Outlook

      An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Description of Fitch's Speculative Grade Bond Ratings

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C           Bonds are in imminent default in payment of interest or principal.

DDD         Bonds are in default on interest and/or principal payments. Such
DD          bonds are extremely speculative and should be valued on the basis of
D           their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch's Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-l+".

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-l" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                                                                       EXHIBIT V

                               PORTFOLIO INSURANCE

      Set forth below is further information with respect to the insurance policies (the "Policies") that the Fund may obtain from several insurance companies with respect to insured California Municipal Bonds and Municipal Bonds held by the Fund. The Fund has no obligation to obtain any such Policies, and the terms of any Policies actually obtained may vary significantly from the terms discussed below.

      In determining eligibility for insurance, insurance companies will apply their own standards. These standards correspond generally to the standards such companies normally use in establishing the insurability of new issues of California Municipal Bonds and Municipal Bonds and are not necessarily the criteria that would be used in regard to the purchase of such bonds by the Fund. The Policies do not insure (i) municipal securities ineligible for insurance and
(ii) municipal securities no longer owned by the Fund.

      The Policies do not guarantee the market value of the insured California Municipal Bonds and Municipal Bonds or the value of the shares of the Fund. In addition, if the provider of an original issuance insurance policy is unable to meet its obligations under such policy or if the rating assigned to the insurance claims-paying ability of any such insurer deteriorates, the insurance company will not have any obligation to insure any issue held by the Fund that is adversely affected by either of the above described events. In addition to the payment of premium, the policies may require that the Fund notify the insurance company as to all California Municipal Bonds and Municipal Bonds in the Fund's portfolio and permit the insurance company to audit their records. The insurance premiums will be payable monthly by the Fund in accordance with a premium schedule to be furnished by the insurance company at the time the Policies are issued. Premiums are based upon the amounts covered and the composition of the portfolio.

      The Fund will seek to utilize insurance companies that have insurance claims-paying ability ratings of AAA from Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") or Aaa from Moody's Investors Service ("Moody's"). There can be no assurance, however, that insurance from insurance carriers meeting these criteria will be at all times available.

      An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is considered by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch insurance claims-paying ability rating provides an assessment of an insurance company's financial strength and, therefore, its ability to pay policy and contract claims under the terms indicated. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by Fitch. The ability to pay claims is adjudged by Fitch to be extremely strong for insurance companies with this highest rating. In the opinion of Fitch, foreseeable business and economic risk factors should not have any material adverse impact on the ability of these insurers to pay claims. In Fitch's opinion, profitability, overall balance sheet strength, capitalization and liquidity are all at very secure levels and are unlikely to be affected by potential adverse underwriting, investment or cyclical events. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is considered by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

      An insurance claims-paying ability rating of S&P, Fitch or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

      The assignment of ratings by S&P, Fitch or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

                                                                    COMMON STOCK

                  MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors

      The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Stock of MuniHoldings California Insured Fund II, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund III, Inc. and MuniHoldings California Insured Fund IV, Inc.

                   For |_|      Against |_|      Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF DIRECTORS
      FOR all nominees listed below
      (except as marked to the contrary below) |_|

      WITHHOLD AUTHORITY
      to vote for all nominees listed below |_|

      (INSTRUCTION: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Terry K. Glenn, Herbert I. London, Robert R. Martin, Andre F. Perold, Arthur Zeikel

3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.

                   For |_|      Against |_|      Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                              Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                              Dated:___________________________________________

                              X________________________________________________
                                                   Signature

                              X________________________________________________
                                         Signature, if held jointly

      Sign, date, and return the Proxy Card promptly using the enclosed envelope.

                                                                  AUCTION MARKET
                                                                 PREFERRED STOCK

                  MUNIHOLDINGS CALIFORNIA INSURED FUND II, INC.
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors

      The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Stock of MuniHoldings California Insured Fund II, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings California Insured Fund, Inc, MuniHoldings California Insured Fund III, Inc. and MuniHoldings California Insured Fund IV, Inc.

                   For |_|      Against |_|      Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF DIRECTORS
      FOR all nominees listed below
      (except as marked to the contrary below) |_|

      WITHHOLD AUTHORITY
      to vote for all nominees listed below |_|

      (INSTRUCTION: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      James H. Bodurtha, Terry K. Glenn, Herbert I. London, Robert R. Martin, Joseph L. May, Andre F. Perold, Arthur Zeikel

3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.

                   For |_|      Against |_|      Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed shares of Auction Market Preferred Stock, in the same proportion as votes cast by holders of Auction Market Preferred Stock, who have responded to this proxy solicitation.

                              Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                              Dated:___________________________________________

                              X________________________________________________
                                                   Signature

                              X________________________________________________
                                         Signature, if held jointly

      Sign, date, and return the Proxy Card promptly using the enclosed envelope.

                                                                    COMMON STOCK

                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors

      The undersigned hereby appoints Terry K. Glenn, Patrick Sweeney and William Zitelli as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Stock of MuniHoldings California Insured Fund, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc. and MuniHoldings California Insured Fund IV, Inc.

                   For |_|      Against |_|      Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF DIRECTORS
      FOR all nominees listed below
      (except as marked to the contrary below) |_|

      WITHHOLD AUTHORITY
      to vote for all nominees listed below |_|

      (INSTRUCTION: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Kevin A. Ryan, Arthur Zeikel

3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.

                   For |_|      Against |_|      Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                              Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                              Dated:___________________________________________

                              X________________________________________________
                                                   Signature

                              X________________________________________________
                                         Signature, if held jointly

      Sign, date, and return the Proxy Card promptly using the enclosed envelope.

                                                                  AUCTION MARKET
                                                                 PREFERRED STOCK

                   MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors

      The undersigned hereby appoints Terry K. Glenn, Patrick D. Sweeney and William E. Zitelli, Jr. as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Stock of MuniHoldings California Insured Fund, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings California Insured Fund II, Inc, MuniHoldings California Insured Fund III, Inc. and MuniHoldings California Insured Fund IV, Inc.

                   For |_|      Against |_|      Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF DIRECTORS
      FOR all nominees listed below
      (except as marked to the contrary below) |_|

      WITHHOLD AUTHORITY
      to vote for all nominees listed below |_|

      (INSTRUCTION: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Charles C. Reilly, Kevin A. Ryan, Richard R. West, Arthur Zeikel

3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.

                   For |_|      Against |_|      Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed shares of Auction Market Preferred Stock, in the same proportion as votes cast by holders of Auction Market Preferred Stock, who have responded to this proxy solicitation.

                              Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                              Dated:___________________________________________

                              X________________________________________________
                                                   Signature

                              X________________________________________________
                                         Signature, if held jointly

      Sign, date, and return the Proxy Card promptly using the enclosed envelope.

                                                                    COMMON STOCK

                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors

      The undersigned hereby appoints Terry K. Glenn, Patrick Sweeney and William E. Zitelli, Jr. as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Stock of MuniHoldings California Insured Fund III, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc. and MuniHoldings California Insured Fund IV, Inc.

                   For |_|      Against |_|      Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF DIRECTORS
      FOR all nominees listed below
      (except as marked to the contrary below) |_|

      WITHHOLD AUTHORITY
      to vote for all nominees listed below |_|

      (INSTRUCTION: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Kevin A. Ryan, Arthur Zeikel

3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.

                   For |_|      Against |_|      Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                              Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                              Dated:___________________________________________

                              X________________________________________________
                                                   Signature

                              X________________________________________________
                                         Signature, if held jointly

      Sign, date, and return the Proxy Card promptly using the enclosed envelope.

                                                                  AUCTION MARKET
                                                                 PREFERRED STOCK

                 MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors

      The undersigned hereby appoints Terry K. Glenn, Patrick D. Sweeney and William E. Zitelli, Jr. as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Stock of MuniHoldings California Insured Fund III, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings California Insured Fund, Inc, MuniHoldings California Insured Fund II, Inc. and MuniHoldings California Insured Fund IV, Inc.

                   For |_|      Against |_|      Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF DIRECTORS
      FOR all nominees listed below
      (except as marked to the contrary below) |_|

      WITHHOLD AUTHORITY
      to vote for all nominees listed below |_|

      (INSTRUCTION: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Charles C. Reilly, Kevin A. Ryan, Richard R. West, Arthur Zeikel

3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.

                   For |_|      Against |_|      Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed shares of Auction Market Preferred Stock, in the same proportion as votes cast by holders of Auction Market Preferred Stock, who have responded to this proxy solicitation.

                              Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                              Dated:___________________________________________

                              X________________________________________________
                                                   Signature

                              X________________________________________________
                                         Signature, if held jointly

      Sign, date, and return the Proxy Card promptly using the enclosed envelope.

                                                                    COMMON STOCK

                 MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors

      The undersigned hereby appoints Terry K. Glenn, Patrick D. Sweeney and William E. Zitelli, Jr. as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Stock of MuniHoldings California Insured Fund IV, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc. and MuniHoldings California Insured Fund III, Inc.

                   For |_|      Against |_|      Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF DIRECTORS
      FOR all nominees listed below
      (except as marked to the contrary below) |_|

      WITHHOLD AUTHORITY
      to vote for all nominees listed below |_|

      (INSTRUCTION: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Kevin A. Ryan, Arthur Zeikel

3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.

                   For |_|      Against |_|      Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                              Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                              Dated:___________________________________________

                              X________________________________________________
                                                   Signature

                              X________________________________________________
                                         Signature, if held jointly

      Sign, date, and return the Proxy Card promptly using the enclosed envelope.

                                                                  AUCTION MARKET
                                                                 PREFERRED STOCK

                  MUNIHOLDINGS CALIFORNIA INSURED FUND IV, INC.
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors

      The undersigned hereby appoints Terry K. Glenn, Patrick D. Sweeney and William E. Zitelli, Jr. as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Stock of MuniHoldings California Insured Fund IV, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings California Insured Fund, Inc, MuniHoldings California Insured Fund II, Inc. and MuniHoldings California Insured Fund III, Inc.

                   For |_|      Against |_|      Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF DIRECTORS
      FOR all nominees listed below
      (except as marked to the contrary below) |_|

      WITHHOLD AUTHORITY
      to vote for all nominees listed below |_|

      (INSTRUCTION: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Charles C. Reilly, Kevin A. Ryan, Richard R. West, Arthur Zeikel

3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.

                   For |_|      Against |_|      Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed shares of Auction Market Preferred Stock, in the same proportion as votes cast by holders of Auction Market Preferred Stock, who have responded to this proxy solicitation.

                              Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                              Dated:___________________________________________

                              X________________________________________________
                                                   Signature

                              X________________________________________________
                                         Signature, if held jointly

      Sign, date, and return the Proxy Card promptly using the enclosed envelope.

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification.

      Section 2-418 of the General Corporation Law of the State of Maryland,
Article VI of the Registrant's Amended and Restated Articles of Incorporation, a form of which was previously filed as an exhibit to the Common Stock Registration Statement (defined below); Article VI of the Registrant's By-Laws, which was previously filed as an exhibit to the Common Stock Registration Statement, and the Investment Advisory Agreement, a form of which was previously filed as an exhibit to the Common Stock Registration Statement, provide for indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      Reference is made to (i) Section 6 of the Purchase Agreement relating to the Registrant's Common Stock, a form of which was filed as an exhibit to the Common Stock Registration Statement, and (ii) Section 7 of the Purchase Agreement relating to the Registrant's AMPS, a form of which was filed as an exhibit to the AMPS Registration Statement (defined below), for provisions relating to the indemnification of the underwriter.

Item 16. Exhibits.

1     (a)   --   Articles of Incorporation of the Registrant, dated December 4,
                 1997.(a)
      (b)   --   Articles of Amendment relating to name change. (a)
      (c)   --   Articles of Amendment relating to name change. (b)
      (d)   --   Form of Articles Supplementary creating the Series A AMPS and the Series B AMPS. (c)
      (e)   --   Form of Articles Supplementary creating the Series C AMPS, the
                 Series D AMPS and the Series E AMPS.

2           --   By-Laws of the Registrant.(a)

3           --   Not Applicable.

4           --   Form of Agreement and Plan of Reorganization among the
                 Registrant and MuniHoldings California Insured Fund, Inc.,
                 MuniHoldings California Insured Fund III, Inc. and
                 MuniHoldings California Insured Fund IV, Inc. (included in
                 Exhibit II to the Proxy Statement and Prospectus contained in this Registration Statement)

5     (a)   --   Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of
                 Incorporation and the By-Laws of the Registrant. (c)
      (b)   --   Form of specimen certificate for the Common Stock of the
                 Registrant. (a)
      (c)   --   Form of specimen certificate for the AMPS of the Registrant.(c)

6           --   Form of Investment Advisory Agreement between Registrant and
                 Fund Asset Management, L.P. (a)

7     (a)   --   Form of Purchase Agreement for the Common Stock. (a)
      (b)   --   Form of Purchase Agreement for the AMPS. (c)
      (c)   --   Form of Merrill Lynch Standard Dealer Agreement. (a)

8           --   Not applicable.

9           --   Custodian Contract between the Registrant and The Bank of New
                 York. (a)

10          --   Not applicable.

11          --   Opinion and Consent of Brown & Wood LLP, counsel for the
                 Registrant.*

12          --   Private Letter Ruling from the Internal Revenue Service.*

13    (a)   --   Transfer Agency, Dividend Disbursing Agency and Shareholder
                 Servicing Agency Agreement between the Registrant and The Bank of New York. (a)
      (b)   --   Form of Auction Agent Agreement between the Registrant and IBJ
                 Whitehall Bank & Trust Company. (c)
      (c)   --   Form of Broker-Dealer Agreement. (c)
      (d)   --   Form of Letter of Representations. (c)

14    (a)   --   Consent of Deloitte & Touche LLP, independent auditors for the
                 Registrant.
      (b)   --   Consent of Ernst & Young LLP, independent auditors for
                 MuniHoldings California Insured Fund III, Inc.

15          --   Not applicable.

16          --   Power of Attorney (Included on the signature page of this
                 Registration Statement).

----------
*  To be filed by amendment.

(a) Incorporated by reference to the Registrant's Registration Statement on Form N-2 relating to the Registrant's Common Stock (File No. 333-43147) (the "Common Stock Registration Statement"), filed on December 23, 1997.

(b) Incorporated by reference to Pre-Effective Amendment No. 1 to the Common Stock Registration Statement, filed on January 23, 1998.

(c) Incorporated by reference to the Registrant's Registration Statement on Form N-2 relating to the Registrant's Auction Market Preferred Stock (File No. 333-46439) (the "AMPS Registration Statement"), filed on February 17, 1998.

(d)   Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and 6),
      Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Articles of Incorporation, previously filed as Exhibit (a)(1) to the Common Stock Registration Statement, and to Article II, Article III (sections 1, 2, 3, 5 and 17), Article VI, Article VII,
      Article XII, Article XIII and Article XIV of the Registrant's By-Laws previously filed as Exhibit (b) to the Common Stock Registration Statement. Reference is also made to the Form of Articles Supplementary filed as Exhibit (a)(3) to the AMPS Registration Statement and as Exhibit 1(e) hereto.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                   SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 4th day of October, 1999.



                                             MUNIHOLDINGS CALIFORNIA INSURED
                                             FUND II, INC.
                                                (Registrant)


                                             By /s/ Terry K. Glenn
                                                --------------------------------
                                                (Terry K. Glenn, President)

      Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke and Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

      Signatures                      Title                          Date
      ----------                      -----                          ----

/s/ Terry K. Glenn
------------------------    President and Director
   (Terry K. Glenn)            (Principal Executive Officer)     October 4, 1999

/s/ Donald C. Burke
------------------------    Treasurer (Principal Financial       October 4, 1999
   (Donald C. Burke)           and Accounting Officer)

/s/ James H. Bodurtha
------------------------    Director                             October 4, 1999
  (James H. Bodurtha)

/s/ Herbert I. London
------------------------    Director                             October 4, 1999
  (Herbert I. London)

/s/ Robert R. Martin
------------------------    Director                             October 4, 1999
  (Robert R. Martin)

/s/ Joseph L. May
------------------------    Director                             October 4, 1999
    (Joseph L. May)

/s/ Andre F. Perold
------------------------    Director                             October 4, 1999
   (Andre F. Perold)

/s/ Arthur Zeikel
------------------------    Director                             October 1, 1999
    (Arthur Zeikel)

                                  EXHIBIT INDEX

1     (e)   --   Form of Articles Supplementary creating the Series C AMPS, the
                 Series D AMPS and the Series E AMPS.

14    (a)   --   Consent of Deloitte & Touche LLP, independent auditors for the
                 Registrant.

      (b)   --   Consent of Deloitte & Touche LLP, independent auditors for
                 MuniHoldings California Insured Fund, Inc.

      (c)   --   Consent of Ernst & Young LLP, independent auditors for
                 MuniHoldings California Insured Fund III, Inc.